UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
 811-21335
Optimum Fund Trust
(Exact name of registrant as specified in charter)

610 Market Street
Philadelphia, PA 19106
Registrant's telephone number, including area code:
(800) 523-1918
Date of fiscal year end:
March 31
Date of reporting period:
September 30, 2025
Item 1. Report to Stockholders.
(a) The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Optimum Fixed Income Fund
Class A : OAFIX
Semiannual shareholder report | September 30, 2025
This semiannual shareholder report contains important information about Optimum Fixed Income Fund (Fund) for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at optimummutualfunds.com/literature. You can also request this information by contacting us at 800 914-0278, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^,1
Class A	$53	1.04%
^	Annualized.
[1]	Costs paid as a percentage of a $10,000 investment would have been 1.02% if interest and non-recurring expenses were not included.
Fund statistics (as of September 30, 2025)
Fund net assets	$2,743,495,225
Total number of portfolio holdings*	1,380
Total advisory fees paid (during reporting period)	$6,771,263
Portfolio turnover rate	186%
*	Excludes cash and cash equivalents.

Fund holdings (as of September 30, 2025)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Agency Mortgage-Backed Securities	41.08%
Corporate Bonds	32.87%
US Treasury Obligations	15.10%
Sovereign Bonds	4.25%
Non-Agency Commercial Mortgage-Backed Securities	4.10%
Collateralized Loan Obligations	3.64%
Non-Agency Asset-Backed Securities	3.47%
Non-Agency Collateralized Mortgage Obligations	2.90%
Agency Collateralized Mortgage Obligations	1.09%
Loan Agreements	0.90%

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at optimummutualfunds.com/literature. You can also request this information by contacting us at 800 914-0278, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 914-0278 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at optimummutualfunds.com/literature.

(4930911)
TSSR-OAFIX-1125

Optimum Fixed Income Fund
Class C : OCFIX
Semiannual shareholder report | September 30, 2025
This semiannual shareholder report contains important information about Optimum Fixed Income Fund (Fund) for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at optimummutualfunds.com/literature. You can also request this information by contacting us at 800 914-0278, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^,1
Class C	$91	1.79%
^	Annualized.
[1]	Costs paid as a percentage of a $10,000 investment would have been 1.77% if interest and non-recurring expenses were not included.
Fund statistics (as of September 30, 2025)
Fund net assets	$2,743,495,225
Total number of portfolio holdings*	1,380
Total advisory fees paid (during reporting period)	$6,771,263
Portfolio turnover rate	186%
*	Excludes cash and cash equivalents.

Fund holdings (as of September 30, 2025)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Agency Mortgage-Backed Securities	41.08%
Corporate Bonds	32.87%
US Treasury Obligations	15.10%
Sovereign Bonds	4.25%
Non-Agency Commercial Mortgage-Backed Securities	4.10%
Collateralized Loan Obligations	3.64%
Non-Agency Asset-Backed Securities	3.47%
Non-Agency Collateralized Mortgage Obligations	2.90%
Agency Collateralized Mortgage Obligations	1.09%
Loan Agreements	0.90%

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at optimummutualfunds.com/literature. You can also request this information by contacting us at 800 914-0278, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 914-0278 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at optimummutualfunds.com/literature.
(4930911)
TSSR-OCFIX-1125

Optimum Fixed Income Fund
Institutional Class : OIFIX
Semiannual shareholder report | September 30, 2025
This semiannual shareholder report contains important information about Optimum Fixed Income Fund (Fund) for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at optimummutualfunds.com/literature. You can also request this information by contacting us at 800 914-0278, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^,1
Institutional Class	$40	0.79%
^	Annualized.
[1]	Costs paid as a percentage of a $10,000 investment would have been 0.77% if interest and non-recurring expenses were not included.
Fund statistics (as of September 30, 2025)
Fund net assets	$2,743,495,225
Total number of portfolio holdings*	1,380
Total advisory fees paid (during reporting period)	$6,771,263
Portfolio turnover rate	186%
*	Excludes cash and cash equivalents.

Fund holdings (as of September 30, 2025)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Agency Mortgage-Backed Securities	41.08%
Corporate Bonds	32.87%
US Treasury Obligations	15.10%
Sovereign Bonds	4.25%
Non-Agency Commercial Mortgage-Backed Securities	4.10%
Collateralized Loan Obligations	3.64%
Non-Agency Asset-Backed Securities	3.47%
Non-Agency Collateralized Mortgage Obligations	2.90%
Agency Collateralized Mortgage Obligations	1.09%
Loan Agreements	0.90%

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at optimummutualfunds.com/literature. You can also request this information by contacting us at 800 914-0278, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 914-0278 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at optimummutualfunds.com/literature.
(4930911)
TSSR-OIFIX-1125

Optimum International Fund
Class A : OAIEX
Semiannual shareholder report | September 30, 2025
This semiannual shareholder report contains important information about Optimum International Fund (Fund) for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at optimummutualfunds.com/literature. You can also request this information by contacting us at 800 914-0278, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^,1
Class A	$71	1.31%
^	Annualized.
[1]	Costs paid as a percentage of a $10,000 investment would have been 1.30% if non-recurring expenses were not included.
Fund statistics (as of September 30, 2025)
Fund net assets	$993,700,884
Total number of portfolio holdings*	523
Total advisory fees paid (during reporting period)	$3,456,339
Portfolio turnover rate	34%
*	Excludes cash and cash equivalents.

Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
China	13.81%
Japan	9.87%
Taiwan	7.47%
Switzerland	6.87%
Netherlands	6.17%
Canada	5.39%
France	4.91%
Germany	4.71%
South Korea	4.31%
Ireland	4.20%

Sector allocation*
Financials	24.79%
Information Technology	22.21%
Industrials	13.56%
Consumer Discretionary	10.95%
Communication Services	10.00%
Healthcare	6.47%
Materials	4.71%
Consumer Staples	2.63%
Energy	2.32%
Real Estate	1.05%
Utilities	0.30%

Top 10 equity holdings
Taiwan Semiconductor Manufacturing	3.89%
Tencent Holdings	2.56%
Roche Holding	2.20%
Samsung Electronics	1.68%
MercadoLibre	1.62%
Sea ADR	1.37%
Deutsche Boerse	1.35%
Ryanair Holdings ADR	1.22%
CRH	1.20%
BNP Paribas	1.16%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at optimummutualfunds.com/literature. You can also request this information by contacting us at 800 914-0278, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 914-0278 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at optimummutualfunds.com/literature.
(4930911)
TSSR-OAIEX-1125

Optimum International Fund
Class C : OCIEX
Semiannual shareholder report | September 30, 2025
This semiannual shareholder report contains important information about Optimum International Fund (Fund) for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at optimummutualfunds.com/literature. You can also request this information by contacting us at 800 914-0278, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^,1
Class C	$112	2.06%
^	Annualized.
[1]	Costs paid as a percentage of a $10,000 investment would have been 2.05% if non-recurring expenses were not included.
Fund statistics (as of September 30, 2025)
Fund net assets	$993,700,884
Total number of portfolio holdings*	523
Total advisory fees paid (during reporting period)	$3,456,339
Portfolio turnover rate	34%
*	Excludes cash and cash equivalents.

Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
China	13.81%
Japan	9.87%
Taiwan	7.47%
Switzerland	6.87%
Netherlands	6.17%
Canada	5.39%
France	4.91%
Germany	4.71%
South Korea	4.31%
Ireland	4.20%

Sector allocation*
Financials	24.79%
Information Technology	22.21%
Industrials	13.56%
Consumer Discretionary	10.95%
Communication Services	10.00%
Healthcare	6.47%
Materials	4.71%
Consumer Staples	2.63%
Energy	2.32%
Real Estate	1.05%
Utilities	0.30%

Top 10 equity holdings
Taiwan Semiconductor Manufacturing	3.89%
Tencent Holdings	2.56%
Roche Holding	2.20%
Samsung Electronics	1.68%
MercadoLibre	1.62%
Sea ADR	1.37%
Deutsche Boerse	1.35%
Ryanair Holdings ADR	1.22%
CRH	1.20%
BNP Paribas	1.16%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at optimummutualfunds.com/literature. You can also request this information by contacting us at 800 914-0278, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 914-0278 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at optimummutualfunds.com/literature.
(4930911)
TSSR-OCIEX-1125

Optimum International Fund
Institutional Class : OIIEX
Semiannual shareholder report | September 30, 2025
This semiannual shareholder report contains important information about Optimum International Fund (Fund) for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at optimummutualfunds.com/literature. You can also request this information by contacting us at 800 914-0278, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^,1
Institutional Class	$58	1.06%
^	Annualized.
[1]	Costs paid as a percentage of a $10,000 investment would have been 1.05% if non-recurring expenses were not included.
Fund statistics (as of September 30, 2025)
Fund net assets	$993,700,884
Total number of portfolio holdings*	523
Total advisory fees paid (during reporting period)	$3,456,339
Portfolio turnover rate	34%
*	Excludes cash and cash equivalents.

Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
China	13.81%
Japan	9.87%
Taiwan	7.47%
Switzerland	6.87%
Netherlands	6.17%
Canada	5.39%
France	4.91%
Germany	4.71%
South Korea	4.31%
Ireland	4.20%

Sector allocation*
Financials	24.79%
Information Technology	22.21%
Industrials	13.56%
Consumer Discretionary	10.95%
Communication Services	10.00%
Healthcare	6.47%
Materials	4.71%
Consumer Staples	2.63%
Energy	2.32%
Real Estate	1.05%
Utilities	0.30%

Top 10 equity holdings
Taiwan Semiconductor Manufacturing	3.89%
Tencent Holdings	2.56%
Roche Holding	2.20%
Samsung Electronics	1.68%
MercadoLibre	1.62%
Sea ADR	1.37%
Deutsche Boerse	1.35%
Ryanair Holdings ADR	1.22%
CRH	1.20%
BNP Paribas	1.16%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at optimummutualfunds.com/literature. You can also request this information by contacting us at 800 914-0278, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 914-0278 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at optimummutualfunds.com/literature.

(4930911)
TSSR-OIIEX-1125

Optimum Large Cap Growth Fund
Class A : OALGX
Semiannual shareholder report | September 30, 2025
This semiannual shareholder report contains important information about Optimum Large Cap Growth Fund (Fund) for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at optimummutualfunds.com/literature. You can also request this information by contacting us at 800 914-0278, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^,1
Class A	$69	1.21%
^	Annualized.
[1]	Costs paid as a percentage of a $10,000 investment would have been 1.20% if non-recurring expenses were not included.
Fund statistics (as of September 30, 2025)
Fund net assets	$2,122,155,096
Total number of portfolio holdings*	117
Total advisory fees paid (during reporting period)	$6,575,047
Portfolio turnover rate	36%
*	Excludes cash and cash equivalents.

Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Information Technology	49.33%
Communication Services	14.66%
Consumer Discretionary	12.25%
Healthcare	8.82%
Industrials	7.25%
Financials	4.64%
Materials	1.20%
Consumer Staples	1.19%
Energy	0.45%
Utilities	0.02%

Top 10 equity holdings
NVIDIA	14.06%
Apple	9.65%
Microsoft	9.16%
Amazon.com	5.53%
Meta Platforms Class A	4.31%
Alphabet Class A	3.49%
Netflix	3.43%
Broadcom	3.25%
Alphabet Class C	3.16%
Tesla	3.04%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at optimummutualfunds.com/literature. You can also request this information by contacting us at 800 914-0278, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 914-0278 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at optimummutualfunds.com/literature.

(4930911)
TSSR-OALGX-1125

Optimum Large Cap Growth Fund
Class C : OCLGX
Semiannual shareholder report | September 30, 2025
This semiannual shareholder report contains important information about Optimum Large Cap Growth Fund (Fund) for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at optimummutualfunds.com/literature. You can also request this information by contacting us at 800 914-0278, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^,1
Class C	$112	1.96%
^	Annualized.
[1]	Costs paid as a percentage of a $10,000 investment would have been 1.95% if non-recurring expenses were not included.
Fund statistics (as of September 30, 2025)
Fund net assets	$2,122,155,096
Total number of portfolio holdings*	117
Total advisory fees paid (during reporting period)	$6,575,047
Portfolio turnover rate	36%
*	Excludes cash and cash equivalents.

Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Information Technology	49.33%
Communication Services	14.66%
Consumer Discretionary	12.25%
Healthcare	8.82%
Industrials	7.25%
Financials	4.64%
Materials	1.20%
Consumer Staples	1.19%
Energy	0.45%
Utilities	0.02%

Top 10 equity holdings
NVIDIA	14.06%
Apple	9.65%
Microsoft	9.16%
Amazon.com	5.53%
Meta Platforms Class A	4.31%
Alphabet Class A	3.49%
Netflix	3.43%
Broadcom	3.25%
Alphabet Class C	3.16%
Tesla	3.04%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at optimummutualfunds.com/literature. You can also request this information by contacting us at 800 914-0278, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 914-0278 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at optimummutualfunds.com/literature.

(4930911)
TSSR-OCLGX-1125

Optimum Large Cap Growth Fund
Institutional Class : OILGX
Semiannual shareholder report | September 30, 2025
This semiannual shareholder report contains important information about Optimum Large Cap Growth Fund (Fund) for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at optimummutualfunds.com/literature. You can also request this information by contacting us at 800 914-0278, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^,1
Institutional Class	$55	0.96%
^	Annualized.
[1]	Costs paid as a percentage of a $10,000 investment would have been 0.95% if non-recurring expenses were not included.
Fund statistics (as of September 30, 2025)
Fund net assets	$2,122,155,096
Total number of portfolio holdings*	117
Total advisory fees paid (during reporting period)	$6,575,047
Portfolio turnover rate	36%
*	Excludes cash and cash equivalents.

Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Information Technology	49.33%
Communication Services	14.66%
Consumer Discretionary	12.25%
Healthcare	8.82%
Industrials	7.25%
Financials	4.64%
Materials	1.20%
Consumer Staples	1.19%
Energy	0.45%
Utilities	0.02%

Top 10 equity holdings
NVIDIA	14.06%
Apple	9.65%
Microsoft	9.16%
Amazon.com	5.53%
Meta Platforms Class A	4.31%
Alphabet Class A	3.49%
Netflix	3.43%
Broadcom	3.25%
Alphabet Class C	3.16%
Tesla	3.04%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at optimummutualfunds.com/literature. You can also request this information by contacting us at 800 914-0278, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 914-0278 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at optimummutualfunds.com/literature.

(4930911)
TSSR-OILGX-1125

Optimum Large Cap Value Fund
Class A : OALVX
Semiannual shareholder report | September 30, 2025
This semiannual shareholder report contains important information about Optimum Large Cap Value Fund (Fund) for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at optimummutualfunds.com/literature. You can also request this information by contacting us at 800 914-0278, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^,1
Class A	$62	1.18%
^	Annualized.
[1]	Costs paid as a percentage of a $10,000 investment would have been 1.17% if non-recurring expenses were not included.
Fund statistics (as of September 30, 2025)
Fund net assets	$1,930,724,548
Total number of portfolio holdings*	124
Total advisory fees paid (during reporting period)	$5,880,589
Portfolio turnover rate	8%
*	Excludes cash and cash equivalents.

Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Financials	27.41%
Industrials	16.53%
Healthcare	14.34%
Information Technology	8.25%
Utilities	5.92%
Energy	5.79%
Consumer Discretionary	5.67%
Communication Services	4.81%
Consumer Staples	4.54%
Real Estate	2.70%
Materials	2.67%

Top 10 equity holdings
JPMorgan Chase & Co.	4.60%
RTX	2.46%
Blackrock	2.11%
Exxon Mobil	1.97%
Abbott Laboratories	1.96%
Lowe's	1.84%
Progressive	1.83%
Wells Fargo & Co.	1.82%
Boeing	1.81%
American Express	1.71%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at optimummutualfunds.com/literature. You can also request this information by contacting us at 800 914-0278, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 914-0278 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at optimummutualfunds.com/literature.

(4930911)
TSSR-OALVX-1125

Optimum Large Cap Value Fund
Class C : OCLVX
Semiannual shareholder report | September 30, 2025
This semiannual shareholder report contains important information about Optimum Large Cap Value Fund (Fund) for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at optimummutualfunds.com/literature. You can also request this information by contacting us at 800 914-0278, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^,1
Class C	$101	1.93%
^	Annualized.
[1]	Costs paid as a percentage of a $10,000 investment would have been 1.92% if non-recurring expenses were not included.
Fund statistics (as of September 30, 2025)
Fund net assets	$1,930,724,548
Total number of portfolio holdings*	124
Total advisory fees paid (during reporting period)	$5,880,589
Portfolio turnover rate	8%
*	Excludes cash and cash equivalents.

Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Financials	27.41%
Industrials	16.53%
Healthcare	14.34%
Information Technology	8.25%
Utilities	5.92%
Energy	5.79%
Consumer Discretionary	5.67%
Communication Services	4.81%
Consumer Staples	4.54%
Real Estate	2.70%
Materials	2.67%

Top 10 equity holdings
JPMorgan Chase & Co.	4.60%
RTX	2.46%
Blackrock	2.11%
Exxon Mobil	1.97%
Abbott Laboratories	1.96%
Lowe's	1.84%
Progressive	1.83%
Wells Fargo & Co.	1.82%
Boeing	1.81%
American Express	1.71%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at optimummutualfunds.com/literature. You can also request this information by contacting us at 800 914-0278, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 914-0278 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at optimummutualfunds.com/literature.

(4930911)
TSSR-OCLVX-1125

Optimum Large Cap Value Fund
Institutional Class : OILVX
Semiannual shareholder report | September 30, 2025
This semiannual shareholder report contains important information about Optimum Large Cap Value Fund (Fund) for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at optimummutualfunds.com/literature. You can also request this information by contacting us at 800 914-0278, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^,1
Institutional Class	$49	0.93%
^	Annualized.
[1]	Costs paid as a percentage of a $10,000 investment would have been 0.92% if non-recurring expenses were not included.
Fund statistics (as of September 30, 2025)
Fund net assets	$1,930,724,548
Total number of portfolio holdings*	124
Total advisory fees paid (during reporting period)	$5,880,589
Portfolio turnover rate	8%
*	Excludes cash and cash equivalents.

Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Financials	27.41%
Industrials	16.53%
Healthcare	14.34%
Information Technology	8.25%
Utilities	5.92%
Energy	5.79%
Consumer Discretionary	5.67%
Communication Services	4.81%
Consumer Staples	4.54%
Real Estate	2.70%
Materials	2.67%

Top 10 equity holdings
JPMorgan Chase & Co.	4.60%
RTX	2.46%
Blackrock	2.11%
Exxon Mobil	1.97%
Abbott Laboratories	1.96%
Lowe's	1.84%
Progressive	1.83%
Wells Fargo & Co.	1.82%
Boeing	1.81%
American Express	1.71%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at optimummutualfunds.com/literature. You can also request this information by contacting us at 800 914-0278, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 914-0278 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at optimummutualfunds.com/literature.
(4930911)
TSSR-OILVX-1125

Optimum Small-Mid Cap Growth Fund
Class A : OASGX
Semiannual shareholder report | September 30, 2025
This semiannual shareholder report contains important information about Optimum Small-Mid Cap Growth Fund (Fund) for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at optimummutualfunds.com/literature. You can also request this information by contacting us at 800 914-0278, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^,1
Class A	$82	1.48%
^	Annualized.
[1]	Costs paid as a percentage of a $10,000 investment would have been 1.47% if non-recurring expenses were not included.
Fund statistics (as of September 30, 2025)
Fund net assets	$736,277,141
Total number of portfolio holdings*	197
Total advisory fees paid (during reporting period)	$3,091,720
Portfolio turnover rate	69%
*	Excludes cash and cash equivalents.

Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Industrials	25.17%
Information Technology	21.66%
Healthcare	19.49%
Financials	12.54%
Consumer Discretionary	12.07%
Consumer Staples	2.63%
Communication Services	2.03%
Energy	1.51%
Materials	1.02%
Real Estate	0.60%

Top 10 equity holdings
First Solar	1.57%
Rambus	1.51%
Trimble	1.45%
TKO Group Holdings	1.43%
RBC Bearings	1.41%
Crane	1.37%
Lazard	1.32%
Pure Storage Class A	1.26%
FTAI Aviation	1.25%
iRhythm Technologies	1.20%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at optimummutualfunds.com/literature. You can also request this information by contacting us at 800 914-0278, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 914-0278 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at optimummutualfunds.com/literature.
(4930911)
TSSR-OASGX-1125

Optimum Small-Mid Cap Growth Fund
Class C : OCSGX
Semiannual shareholder report | September 30, 2025
This semiannual shareholder report contains important information about Optimum Small-Mid Cap Growth Fund (Fund) for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at optimummutualfunds.com/literature. You can also request this information by contacting us at 800 914-0278, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^,1
Class C	$123	2.23%
^	Annualized.
[1]	Costs paid as a percentage of a $10,000 investment would have been 2.22% if non-recurring expenses were not included.
Fund statistics (as of September 30, 2025)
Fund net assets	$736,277,141
Total number of portfolio holdings*	197
Total advisory fees paid (during reporting period)	$3,091,720
Portfolio turnover rate	69%
*	Excludes cash and cash equivalents.

Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Industrials	25.17%
Information Technology	21.66%
Healthcare	19.49%
Financials	12.54%
Consumer Discretionary	12.07%
Consumer Staples	2.63%
Communication Services	2.03%
Energy	1.51%
Materials	1.02%
Real Estate	0.60%

Top 10 equity holdings
First Solar	1.57%
Rambus	1.51%
Trimble	1.45%
TKO Group Holdings	1.43%
RBC Bearings	1.41%
Crane	1.37%
Lazard	1.32%
Pure Storage Class A	1.26%
FTAI Aviation	1.25%
iRhythm Technologies	1.20%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at optimummutualfunds.com/literature. You can also request this information by contacting us at 800 914-0278, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 914-0278 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at optimummutualfunds.com/literature.
(4930911)
TSSR-OCSGX-1125

Optimum Small-Mid Cap Growth Fund
Institutional Class : OISGX
Semiannual shareholder report | September 30, 2025
This semiannual shareholder report contains important information about Optimum Small-Mid Cap Growth Fund (Fund) for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at optimummutualfunds.com/literature. You can also request this information by contacting us at 800 914-0278, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^,1
Institutional Class	$68	1.23%
^	Annualized.
[1]	Costs paid as a percentage of a $10,000 investment would have been 1.22% if non-recurring expenses were not included.
Fund statistics (as of September 30, 2025)
Fund net assets	$736,277,141
Total number of portfolio holdings*	197
Total advisory fees paid (during reporting period)	$3,091,720
Portfolio turnover rate	69%
*	Excludes cash and cash equivalents.

Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Industrials	25.17%
Information Technology	21.66%
Healthcare	19.49%
Financials	12.54%
Consumer Discretionary	12.07%
Consumer Staples	2.63%
Communication Services	2.03%
Energy	1.51%
Materials	1.02%
Real Estate	0.60%

Top 10 equity holdings
First Solar	1.57%
Rambus	1.51%
Trimble	1.45%
TKO Group Holdings	1.43%
RBC Bearings	1.41%
Crane	1.37%
Lazard	1.32%
Pure Storage Class A	1.26%
FTAI Aviation	1.25%
iRhythm Technologies	1.20%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at optimummutualfunds.com/literature. You can also request this information by contacting us at 800 914-0278, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 914-0278 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at optimummutualfunds.com/literature.
(4930911)
TSSR-OISGX-1125

Optimum Small-Mid Cap Value Fund
Class A : OASVX
Semiannual shareholder report | September 30, 2025
This semiannual shareholder report contains important information about Optimum Small-Mid Cap Value Fund (Fund) for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at optimummutualfunds.com/literature. You can also request this information by contacting us at 800 914-0278, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^,1
Class A	$73	1.40%
^	Annualized.
[1]	Costs paid as a percentage of a $10,000 investment would have been 1.39% if non-recurring expenses were not included.
Fund statistics (as of September 30, 2025)
Fund net assets	$596,612,545
Total number of portfolio holdings*	231
Total advisory fees paid (during reporting period)	$2,299,997
Portfolio turnover rate	58%
*	Excludes cash and cash equivalents.

Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Financials	22.02%
Industrials	16.21%
Consumer Discretionary	14.90%
Information Technology	12.08%
Materials	8.07%
Healthcare	6.20%
Real Estate	5.61%
Energy	5.01%
Consumer Staples	3.95%
Communication Services	3.16%
Utilities	2.30%

Top 10 equity holdings
Brixmor Property Group	1.73%
Kemper	1.71%
Cadence Bank	1.60%
US Foods Holding	1.53%
Stifel Financial	1.49%
Amdocs	1.48%
Synovus Financial	1.46%
Dick's Sporting Goods	1.44%
SouthState Bank	1.42%
Chesapeake Utilities	1.39%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at optimummutualfunds.com/literature. You can also request this information by contacting us at 800 914-0278, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 914-0278 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at optimummutualfunds.com/literature.
(4930911)
TSSR-OASVX-1125

Optimum Small-Mid Cap Value Fund
Class C : OCSVX
Semiannual shareholder report | September 30, 2025
This semiannual shareholder report contains important information about Optimum Small-Mid Cap Value Fund (Fund) for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at optimummutualfunds.com/literature. You can also request this information by contacting us at 800 914-0278, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^,1
Class C	$112	2.15%
^	Annualized.
[1]	Costs paid as a percentage of a $10,000 investment would have been 2.14% if non-recurring expenses were not included.
Fund statistics (as of September 30, 2025)
Fund net assets	$596,612,545
Total number of portfolio holdings*	231
Total advisory fees paid (during reporting period)	$2,299,997
Portfolio turnover rate	58%
*	Excludes cash and cash equivalents.

Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Financials	22.02%
Industrials	16.21%
Consumer Discretionary	14.90%
Information Technology	12.08%
Materials	8.07%
Healthcare	6.20%
Real Estate	5.61%
Energy	5.01%
Consumer Staples	3.95%
Communication Services	3.16%
Utilities	2.30%

Top 10 equity holdings
Brixmor Property Group	1.73%
Kemper	1.71%
Cadence Bank	1.60%
US Foods Holding	1.53%
Stifel Financial	1.49%
Amdocs	1.48%
Synovus Financial	1.46%
Dick's Sporting Goods	1.44%
SouthState Bank	1.42%
Chesapeake Utilities	1.39%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at optimummutualfunds.com/literature. You can also request this information by contacting us at 800 914-0278, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 914-0278 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at optimummutualfunds.com/literature.
(4930911)
TSSR-OCSVX-1125

Optimum Small-Mid Cap Value Fund
Institutional Class : OISVX
Semiannual shareholder report | September 30, 2025
This semiannual shareholder report contains important information about Optimum Small-Mid Cap Value Fund (Fund) for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at optimummutualfunds.com/literature. You can also request this information by contacting us at 800 914-0278, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^,1
Institutional Class	$60	1.15%
^	Annualized.
[1]	Costs paid as a percentage of a $10,000 investment would have been 1.14% if non-recurring expenses were not included.
Fund statistics (as of September 30, 2025)
Fund net assets	$596,612,545
Total number of portfolio holdings*	231
Total advisory fees paid (during reporting period)	$2,299,997
Portfolio turnover rate	58%
*	Excludes cash and cash equivalents.

Fund holdings (as of September 30, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Financials	22.02%
Industrials	16.21%
Consumer Discretionary	14.90%
Information Technology	12.08%
Materials	8.07%
Healthcare	6.20%
Real Estate	5.61%
Energy	5.01%
Consumer Staples	3.95%
Communication Services	3.16%
Utilities	2.30%

Top 10 equity holdings
Brixmor Property Group	1.73%
Kemper	1.71%
Cadence Bank	1.60%
US Foods Holding	1.53%
Stifel Financial	1.49%
Amdocs	1.48%
Synovus Financial	1.46%
Dick's Sporting Goods	1.44%
SouthState Bank	1.42%
Chesapeake Utilities	1.39%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at optimummutualfunds.com/literature. You can also request this information by contacting us at 800 914-0278, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 914-0278 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at optimummutualfunds.com/literature.
(4930911)
TSSR-OISVX-1125

(b)	Not applicable

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Financial Statements filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file its most recent annual or semi-annual financial statements required, and for the periods specified, by Regulation S-X.

The semi-annual financial statements are attached herewith.

(b)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file the information required by Item 13 of Form N-1A.

Optimum Fixed Income Fund

Optimum International Fund

Optimum Large Cap Growth Fund

Optimum Large Cap Value Fund

Optimum Small-Mid Cap Growth Fund

Optimum Small-Mid Cap Value Fund
Financial statements and other information
For the six months ended September 30, 2025

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
Form N-PORT and proxy voting information
Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Each Fund’s Form N-PORT, as well as a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 914-0278; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Funds' most recent Form N-PORT are available without charge on the Funds’ website at optimummutualfunds.com/literature.
Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at optimummutualfunds.com/shareholder/proxy-voting-information; and (ii) on the SEC’s website at sec.gov.
Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Schedules of investments
Optimum Fixed Income Fund
September 30, 2025 (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 1.09%
Fannie Mae Grantor Trust
Series 1999-T2 A1 7.50% 1/19/39 •	2,071	$ 2,144
Series 2004-T1 1A2 6.50% 1/25/44	1,727	1,778
Fannie Mae REMIC Trust
Series 2004-W11 1A2 6.50% 5/25/44	15,793	16,265
Series 2004-W15 1A1 6.00% 8/25/44	9,553	9,830
Fannie Mae REMICs
Series 1999-19 PH 6.00% 5/25/29	8,206	8,334
Series 2001-14 Z 6.00% 5/25/31	596	613
Series 2007-30 OE 1.784% 4/25/37 Ω, ^	860,741	704,369
Series 2008-24 ZA 5.00% 4/25/38	2,608,238	2,655,217
Series 2009-2 AS 1.229% (5.59% minus SOFR, Cap 5.70%) 2/25/39 Σ, =, •	178,141	11,413
Series 2009-68 SA 2.279% (6.64% minus SOFR, Cap 6.75%) 9/25/39 Σ, =, •	65,293	5,932
Series 2017-40 GZ 3.50% 5/25/47	350,940	320,216
Series 2017-95 FA 4.81% (SOFR + 0.46%, Floor 0.35%) 11/25/47 •	131,789	130,350
Series 2024-38 FA 5.145% (SOFR + 0.80%, Floor 0.80%) 1/25/51 •	1,442,109	1,444,622
Series 3143 BC 5.50% 2/15/36	455,928	472,199
Freddie Mac REMICs
Series 2165 PE 6.00% 6/15/29	8,554	8,704
Series 3289 SA 2.263% (6.64% minus SOFR, Cap 6.75%) 3/15/37 Σ, =, •	120,598	9,529
Series 4676 KZ 2.50% 7/15/45	304,222	263,892
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
Freddie Mac REMICs
Series 5560 FB 5.356% (SOFR + 1.00%, Cap 8.00%, Floor 1.00%) 6/25/55 •	3,272,339	$ 3,289,804
Freddie Mac Structured Agency Credit Risk REMIC Trust
Series 2021-DNA5 M2 144A 6.006% (SOFR + 1.65%) 1/25/34 #, •	985,663	988,728
Series 2021-HQA2 M2 144A 6.406% (SOFR + 2.05%) 12/25/33 #, •	3,891,605	3,986,483
Series 2022-DNA1 M2 144A 6.856% (SOFR + 2.50%) 1/25/42 #, •	3,000,000	3,049,081
Series 2022-DNA2 M2 144A 8.106% (SOFR + 3.75%) 2/25/42 #, •	1,000,000	1,033,440
Series 2025-DNA2 M2 144A 5.856% (SOFR + 1.50%) 5/25/45 #, •	1,115,000	1,115,524
Series 2025-DNA3 M2 144A 5.87% (SOFR + 1.50%) 9/25/45 #, •	1,290,000	1,290,797
Freddie Mac Structured Pass Through Certificates
Series T-54 2A 6.50% 2/25/43 ♦	8,190	8,246
Series T-58 2A 6.50% 9/25/43 ♦	2,401	2,453
GNMA
Series 2008-65 SB 1.75% (5.89% minus TSFR01M, Cap 6.00%) 8/20/38 Σ, =, •	168,774	643
Series 2009-2 SE 1.57% (5.71% minus TSFR01M, Cap 5.82%) 1/20/39 Σ, =, •	577,440	13,263
Series 2011-H21 FT 4.75% (H15T1Y + 0.70%, Cap 15.25%, Floor 0.70%) 10/20/61 •	460,527	460,790

Schedules of investments
Optimum Fixed Income Fund
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
GNMA
Series 2011-H23 FA 5.166% (TSFR01M + 0.81%, Cap 11.00%, Floor 0.70%) 10/20/61 •	442,392	$ 443,572
Series 2012-H08 FB 5.066% (TSFR01M + 0.71%, Cap 11.00%, Floor 0.60%) 3/20/62 •	48,242	48,317
Series 2012-H18 NA 4.986% (TSFR01M + 0.63%, Cap 10.50%, Floor 0.52%) 8/20/62 •	38,774	38,766
Series 2012-H29 SA 4.981% (TSFR01M + 0.63%, Cap 12.00%, Floor 0.52%) 10/20/62 •	826,371	826,628
Series 2013-113 LY 3.00% 5/20/43	469,527	439,080
Series 2015-H10 FA 5.066% (TSFR01M + 0.71%, Cap 7.50%) 4/20/65 •	2,637,309	2,635,199
Series 2015-H11 FC 5.016% (TSFR01M + 0.66%, Cap 7.50%, Floor 0.55%) 5/20/65 •	304,834	304,640
Series 2015-H12 FB 5.066% (TSFR01M + 0.71%, Cap 7.50%, Floor 0.60%) 5/20/65 •	1,201,385	1,201,478
Series 2015-H20 FB 5.066% (TSFR01M + 0.71%, Cap 7.50%, Floor 0.60%) 8/20/65 •	349,670	349,677
Series 2015-H30 FD 5.066% (TSFR01M + 0.71%, Cap 11.00%, Floor 0.60%) 10/20/65 •	15,115	15,138
Series 2016-H06 FD 5.386% (TSFR01M + 1.03%, Cap 7.50%, Floor 0.92%) 7/20/65 •	270,771	271,925
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
GNMA
Series 2017-163 ZK 3.50% 11/20/47	2,098,137	$ 1,961,514
Total Agency Collateralized Mortgage Obligations (cost $29,900,136)		29,840,593

Agency Commercial Mortgage-Backed Securities — 0.35%
Freddie Mac Multifamily Structured Pass Through Certificates
Series K144 A2 2.45% 4/25/32 ♦	4,750,000	4,269,884
Series K150 A2 3.71% 9/25/32 ♦, •	2,300,000	2,220,266
Series K753 A2 4.40% 10/25/30 ♦	1,575,000	1,595,060
Series X3FX A2FX 3.00% 6/25/27 ♦	929,361	917,213

FREMF Mortgage Trust Series 2017-K71 B 144A 3.88% 11/25/50 #, •	470,000	460,834
Total Agency Commercial Mortgage-Backed Securities (cost $9,382,632)		9,463,257

Agency Mortgage-Backed Securities — 41.08%
Fannie Mae 5.50% 3/1/37	2,572	2,605
Fannie Mae S.F. 15 yr
2.50% 7/1/36	4,168,762	3,930,690
2.50% 8/1/36	619,600	584,215
4.50% 9/1/37	631,376	631,393
Fannie Mae S.F. 20 yr
2.00% 3/1/41	2,605,516	2,252,274
2.00% 5/1/41	2,136,350	1,859,698
3.00% 9/1/37	867,084	830,086
4.00% 8/1/42	491,930	480,866
5.50% 8/1/43	1,258,431	1,289,807
Fannie Mae S.F. 30 yr
2.00% 6/1/50	9,146,028	7,454,240
2.00% 12/1/50	4,806,763	3,920,095
2.00% 1/1/51	808,354	662,886
2.00% 2/1/51	2,984,436	2,436,542
2.00% 3/1/51	102,950	83,650
2.00% 8/1/51	1,129,660	922,702
2.00% 9/1/51	7,029,572	5,686,892
2.00% 1/1/52	3,099,937	2,541,169
2.50% 8/1/50	2,691,595	2,316,560
2.50% 1/1/51	2,236,945	1,904,130

	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
2.50% 7/1/51	1,022,519	$ 872,861
2.50% 8/1/51	5,636,093	4,825,779
2.50% 2/1/52	18,586,995	15,725,531
2.50% 4/1/52	54,107	46,031
3.00% 10/1/42	881,727	811,151
3.00% 4/1/43	323,165	297,097
3.00% 11/1/48	514,495	464,973
3.00% 12/1/49	2,786,157	2,494,388
3.00% 3/1/50	1,248,821	1,121,455
3.00% 7/1/51	3,270,485	2,917,523
3.00% 12/1/51	6,185,739	5,497,355
3.00% 6/1/52	2,253,995	2,003,812
3.00% 7/1/52	9,283,976	8,171,462
3.50% 2/1/47	7,297,508	6,884,232
3.50% 7/1/47	1,902,046	1,797,490
3.50% 1/1/48	1,816,229	1,707,507
3.50% 2/1/48	1,183,715	1,105,476
3.50% 1/1/50	1,456,348	1,359,031
3.50% 3/1/50	472,724	440,036
3.50% 7/1/50	2,920,933	2,745,897
3.50% 8/1/50	3,807,237	3,530,051
3.50% 3/1/52	2,417,417	2,236,037
3.50% 5/1/52	2,663,103	2,463,591
3.50% 6/1/52	6,429,824	5,884,961
3.50% 9/1/52	5,700,956	5,284,685
4.00% 10/1/40	6,610	6,445
4.00% 11/1/40	26,031	25,430
4.00% 3/1/46	50,007	48,120
4.00% 3/1/47	2,399,770	2,307,731
4.00% 4/1/47	366,374	352,581
4.00% 6/1/48	1,763,088	1,702,626
4.00% 9/1/48	1,943,552	1,865,605
4.00% 10/1/48	1,795,758	1,741,306
4.00% 1/1/49	32,705	31,397
4.00% 3/1/49	90,326	86,646
4.00% 6/1/49	415,554	399,461
4.00% 8/1/51	2,315,435	2,251,926
4.00% 9/1/52	4,110,754	3,888,302
4.50% 5/1/35	17,086	17,023
4.50% 8/1/35	28,935	29,147
4.50% 9/1/35	30,333	30,555
4.50% 5/1/39	132,959	133,907
4.50% 7/1/40	117,849	116,445
4.50% 4/1/41	10,913	10,947
4.50% 5/1/46	81,336	81,557
4.50% 4/1/48	466,358	468,486
4.50% 9/1/48	137,117	134,940
4.50% 12/1/48	132,964	131,120
4.50% 1/1/49	3,785,042	3,739,240
4.50% 1/1/50	6,514,997	6,502,735
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
4.50% 4/1/50	519,162	$ 512,389
4.50% 10/1/52	10,218,444	9,964,828
4.50% 2/1/53	5,981,541	5,827,522
5.00% 3/1/34	510	517
5.00% 4/1/34	3,307	3,383
5.00% 8/1/34	4,964	5,028
5.00% 4/1/35	1,389	1,423
5.00% 12/1/37	554	567
5.00% 3/1/38	34,639	35,514
5.00% 5/1/40	57,023	58,398
5.00% 7/1/47	224,616	230,097
5.00% 1/1/51	2,545,875	2,567,677
5.50% 12/1/33	5,981	6,033
5.50% 2/1/35	81,912	83,911
5.50% 5/1/44	2,907,931	3,026,275
5.50% 10/1/52	6,776,510	6,880,029
5.50% 11/1/52	3,695,671	3,770,126
5.50% 7/1/53	449,065	453,489
5.50% 2/1/55	23,066,216	23,264,957
5.50% 9/1/55	11,564,197	11,663,846
6.00% 9/1/36	5,019	5,228
6.00% 8/1/38	11,193	11,628
6.00% 12/1/38	1,906	2,009
6.00% 1/1/42	2,476,062	2,609,214
6.00% 5/1/53	2,089,679	2,140,700
6.00% 9/1/53	5,793,061	5,935,059
6.00% 3/1/55	30,538,105	31,213,810
6.50% 11/1/33	853	880
6.50% 2/1/36	15,010	15,851
6.50% 3/1/36	29,159	30,579
6.50% 6/1/36	19,024	20,001
6.50% 2/1/38	3,537	3,650
6.50% 11/1/38	1,416	1,500
Fannie Mae S.F. 30 yr TBA
4.00% 11/15/55	70,500,000	66,425,537
4.50% 10/1/55	10,000,000	9,698,579
4.50% 11/15/55	174,000,000	168,694,096
5.00% 11/15/55	79,400,000	78,694,158
5.50% 11/15/55	142,100,000	143,176,251
6.00% 11/15/55	32,300,000	32,990,975
6.50% 11/1/55	188,500,000	194,918,010

Freddie Mac ARM 7.18% (RFUCCT1Y + 2.18%, Cap 10.46%, Floor 2.18%) 5/1/37 •	25,674	26,579
Freddie Mac S.F. 15 yr
2.00% 1/1/37	4,558,803	4,215,143
3.00% 3/1/35	4,581,265	4,409,999

Schedules of investments
Optimum Fixed Income Fund
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Freddie Mac S.F. 20 yr
2.00% 3/1/41	2,654,750	$ 2,294,824
2.00% 5/1/42	862,223	745,191
2.00% 8/1/42	3,074,392	2,656,168
2.50% 6/1/41	4,684,083	4,207,793
2.50% 3/1/42	3,188,822	2,846,768
3.00% 4/1/42	1,354,788	1,254,321
3.00% 6/1/42	1,739,088	1,608,914
5.00% 11/1/42	2,329,230	2,368,205
Freddie Mac S.F. 30 yr
2.00% 3/1/52	2,101,290	1,701,499
2.50% 5/1/51	801,481	686,610
2.50% 10/1/51	5,813,266	4,974,756
2.50% 12/1/51	2,532,071	2,174,977
2.50% 5/1/52	626,839	528,950
3.00% 11/1/46	1,787,495	1,617,908
3.00% 1/1/47	1,333,299	1,204,906
3.00% 11/1/49	1,779,820	1,582,048
3.00% 1/1/50	461,424	414,622
3.00% 7/1/50	707,615	636,965
3.00% 12/1/50	135,069	121,055
3.00% 5/1/51	4,274,594	3,846,089
3.00% 8/1/51	184,727	164,472
3.00% 8/1/52	3,352,112	2,978,667
3.50% 8/1/48	14,244	13,204
3.50% 9/1/48	1,434,859	1,325,704
3.50% 11/1/48	3,326,508	3,113,721
3.50% 4/1/52	1,601,629	1,472,925
4.00% 10/1/47	1,041,824	998,291
4.00% 9/1/52	9,607,780	9,111,548
4.50% 8/1/48	596,730	590,038
4.50% 1/1/49	2,017,187	1,987,237
4.50% 3/1/49	129,665	127,815
4.50% 8/1/49	1,100,301	1,088,488
4.50% 7/1/52	1,537,672	1,504,156
4.50% 10/1/52	10,855,454	10,578,182
5.00% 7/1/52	5,870,285	5,906,282
5.00% 9/1/52	4,336,636	4,341,485
5.00% 11/1/52	1,806,312	1,801,955
5.00% 6/1/53	14,580,061	14,529,190
5.00% 1/1/55	4,136,195	4,104,077
5.50% 9/1/41	863,298	899,326
5.50% 9/1/52	4,280,581	4,358,234
5.50% 11/1/52	2,759,668	2,811,712
5.50% 2/1/53	3,327,268	3,380,755
5.50% 3/1/53	4,376,233	4,474,431
5.50% 9/1/53	5,236,682	5,337,624
5.50% 11/1/54	3,809,156	3,843,216
5.50% 1/1/55	14,567,127	14,692,644
5.50% 2/1/55	4,117,296	4,152,771
6.00% 1/1/53	786,930	816,380
		Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Freddie Mac S.F. 30 yr
6.00% 5/1/53		2,702,176	$ 2,786,436
6.50% 11/1/33		7,027	7,259
6.50% 1/1/35		31,409	32,612
7.00% 1/1/38		4,396	4,594
GNMA I S.F. 30 yr
3.00% 8/15/45		3,407,125	3,079,427
3.00% 3/15/50		287,263	254,237
5.50% 10/15/42		1,481,704	1,553,406
GNMA II S.F. 30 yr
3.00% 8/20/50		594,523	523,953
3.00% 12/20/51		1,386,053	1,239,606
5.00% 9/20/52		1,287,870	1,288,796
5.50% 6/20/49		2,432,718	2,493,596
6.00% 4/20/34		1,020	1,043

GNMA II S.F. 30 yr TBA 4.00% 10/15/55		6,000,000	5,640,593
Total Agency Mortgage-Backed Securities (cost $1,141,012,076)			1,127,060,692

Collateralized Loan Obligations — 3.64%
AGL CLO 17 Series 2022-17A AR 144A 5.275% (TSFR03M + 0.95%, Floor 0.95%) 1/21/35 #, •		2,550,000	2,546,598
Aimco CLO 15 Series 2021-15A D1R 144A 7.072% (TSFR03M + 2.75%, Floor 2.75%) 4/17/38 #, •		750,000	743,570
Apidos CLO XXIV Series 2016-24A A1AL 144A 5.537% (TSFR03M + 1.21%, Floor 0.95%) 10/20/30 #, •		587,579	587,598
Ares European CLO X DAC Series 10A AR 144A 2.806% (EUR003M + 0.78%, Floor 0.78%) 10/15/31 #, •	EUR	1,211,422	1,421,663
Ares European CLO XII DAC Series 12A AR 144A 2.874% (EUR003M + 0.85%, Floor 0.85%) 4/20/32 #, •	EUR	262,677	308,027

		Principal amount°	Value (US $)

Collateralized Loan Obligations (continued)
Atlantic Avenue Series 2024-3A A 144A 5.585% (TSFR03M + 1.26%, Floor 1.26%) 1/20/35 #, •		4,000,000	$ 4,001,060
Atlas Senior Loan Fund XVIII Series 2021-18A A1R 144A 5.439% (TSFR03M + 1.11%, Floor 1.11%) 1/18/35 #, •		1,700,000	1,696,496
Aurium CLO IV DAC Series 4A AR 144A 2.771% (EUR003M + 0.73%, Floor 0.73%) 1/16/31 #, •	EUR	2,403,036	2,819,383
Bain Capital Credit CLO Series 2021-7A A1R 144A 5.312% (TSFR03M + 0.98%, Floor 0.98%) 1/22/35 #, •		3,150,000	3,139,123
Bain Capital Euro CLO DAC Series 2018-2A AR 144A 2.764% (EUR003M + 0.74%, Floor 0.74%) 1/20/32 #, •	EUR	558,001	654,114
Ballyrock CLO 18 Series 2021-18A C1R 144A 7.168% (TSFR03M + 2.85%, Floor 2.85%) 4/15/38 #, •		850,000	852,524
Black Diamond CLO DAC Series 2019-1A A1R 144A 3.016% (EUR003M + 0.98%, Floor 0.98%) 5/15/32 #, •	EUR	135,816	159,452
Blackrock European CLO VII DAC Series 7A AR 144A 2.646% (EUR003M + 0.62%, Floor 0.62%) 10/15/31 #, •	EUR	1,164,763	1,364,566
BlueMountain Fuji EUR CLO III DAC Series 3A A1R 144A 2.746% (EUR003M + 0.72%, Floor 0.72%) 1/15/31 #, •	EUR	557,498	654,102
		Principal amount°	Value (US $)

Collateralized Loan Obligations (continued)
BNPP AM Euro CLO DAC
Series 2018-1A AR 144A 2.626% (EUR003M + 0.60%, Floor 0.60%) 4/15/31 #, •	EUR	249,535	$ 291,696
Series 2019-1A AR 144A 2.815% (EUR003M + 0.82%, Floor 0.82%) 7/22/32 #, •	EUR	998,478	1,168,392

Cairn CLO X DAC Series 2018-10A AR 144A 2.806% (EUR003M + 0.78%, Floor 0.78%) 10/15/31 #, •	EUR	815,536	955,812
Canyon Capital CLO Series 2019-2A AR2 144A 5.328% (TSFR03M + 1.01%, Floor 1.01%) 10/15/34 #, •		1,350,000	1,349,630
Canyon CLO Series 2020-2A AR2 144A 5.348% (TSFR03M + 1.03%, Floor 1.03%) 10/15/34 #, •		1,900,000	1,895,782
Capital Four CLO X DAC Series 10A A 144A 3.279% (EUR003M + 1.25%, Floor 1.25%) 10/25/38 #, •	EUR	1,000,000	1,175,943
Carlyle Euro CLO DAC
Series 2017-3A A1R 144A 2.726% (EUR003M + 0.70%, Floor 0.70%) 1/15/31 #, •	EUR	920,987	1,080,024
Series 2019-2A A1R 144A 2.926% (EUR003M + 0.89%, Floor 0.89%) 8/15/32 #, •	EUR	465,519	546,262
Series 2025-1A A1 144A 3.221% (EUR003M + 1.21%, Floor 1.21%) 8/15/38 #, •	EUR	1,000,000	1,176,872

Schedules of investments
Optimum Fixed Income Fund
		Principal amount°	Value (US $)

Collateralized Loan Obligations (continued)

Carlyle Global Market Strategies Euro CLO Series 2014-2A AR1 144A 2.786% (EUR003M + 0.75%, Floor 0.75%) 11/15/31 #, •	EUR	475,158	$ 557,838
CarVal CLO III Series 2019-2A AR2 144A 5.315% (TSFR03M + 0.99%, Floor 0.99%) 7/20/32 #, •		2,308,955	2,309,525
Cedar Funding VI CLO Series 2016-6A ARR 144A 5.637% (TSFR03M + 1.31%, Floor 1.05%) 4/20/34 #, •		6,800,000	6,807,908
CIFC Funding Series 2025-1A D1 144A 6.776% (TSFR03M + 2.50%, Floor 2.50%) 4/23/38 #, •		850,000	843,781
CVC Cordatus Loan Fund VII DAC Series 7A ARR 144A 2.644% (EUR003M + 0.63%, Floor 0.63%) 9/15/31 #, •	EUR	679,716	797,652
Dryden 109 CLO Series 2022-109A DR 144A 7.018% (TSFR03M + 2.70%, Floor 2.70%) 4/15/38 #, •		850,000	853,142
Dryden 27 R Euro CLO DAC Series 2017-27A AR 144A 2.686% (EUR003M + 0.66%, Floor 0.66%) 4/15/33 #, •	EUR	1,575,808	1,845,463
Dryden 52 Euro CLO DAC Series 2017-52A AR 144A 2.896% (EUR003M + 0.86%, Floor 0.86%) 5/15/34 #, •	EUR	1,396,705	1,637,321
		Principal amount°	Value (US $)

Collateralized Loan Obligations (continued)

Dryden 54 Senior Loan Fund Series 2017-54A AR 144A 5.475% (TSFR03M + 1.15%, Floor 1.15%) 10/19/29 #, •		1,002,661	$ 1,002,421
Elmwood CLO 22 Series 2023-1A D1R 144A 7.122% (TSFR03M + 2.80%, Floor 2.80%) 4/17/38 #, •		750,000	743,557
Euro-Galaxy III CLO DAC Series 2013-3A ARRR 144A 2.564% (EUR003M + 0.62%, Floor 0.62%) 4/24/34 #, •	EUR	3,982,111	4,652,780
Generate CLO 10 Series 2022-10A D1R 144A 7.182% (TSFR03M + 2.85%, Floor 2.85%) 1/22/38 #, •		600,000	593,342
Harvest CLO XVI DAC Series 16A ARR 144A 2.666% (EUR003M + 0.64%, Floor 0.64%) 10/15/31 #, •	EUR	1,001,972	1,174,658
Harvest CLO XXI DAC Series 21A A2R 144A 1.04% 7/15/31 #	EUR	168,966	195,221
Indigo Credit Management II DAC Series 2A A 144A 3.226% (EUR003M + 1.20%, Floor 1.20%) 7/15/38 #, •	EUR	1,100,000	1,289,373
Invesco Euro CLO I DAC Series 1A A1R 144A 2.676% (EUR003M + 0.65%, Floor 0.65%) 7/15/31 #, •	EUR	176,065	206,074
Jubilee CLO DAC
Series 2016-17A A1RR 144A 2.676% (EUR003M + 0.65%, Floor 0.65%) 4/15/31 #, •	EUR	1,325,301	1,549,486
Series 2016-17A A2RR 144A 2.676% (EUR003M + 0.65%, Floor 0.65%) 4/15/31 #, •	EUR	473,322	553,760

		Principal amount°	Value (US $)

Collateralized Loan Obligations (continued)

Madison Park Funding XLVI Series 2020-46A ARR 144A 5.318% (TSFR03M + 1.00%) 10/15/34 #, •		3,900,000	$ 3,902,625
Madison Park Funding XXVII Series 2018-27A D1R 144A 7.175% (TSFR03M + 2.85%, Floor 2.85%) 4/20/38 #, •		850,000	851,349
Magnetite XLV Series 2025-45A D1 144A 6.785% (TSFR03M + 2.50%, Floor 2.50%) 4/15/38 #, •		750,000	747,614
Man GLG Euro CLO V DAC Series 5A A1R 144A 2.704% (EUR003M + 0.69%, Floor 0.69%) 12/15/31 #, •	EUR	565,729	662,599
Man GLG US CLO Series 2018-1A A1R 144A 5.727% (TSFR03M + 1.40%) 4/22/30 #, •		115,251	115,227
Marathon CLO Series 2021-16A A1AR 144A TBD (TSFR03M + 1.11%, Floor 1.11%) 4/15/34 #, •		1,250,000	1,253,373
Neuberger Berman CLO XX Series 2015-20A D1R3 144A 6.968% (TSFR03M + 2.65%, Floor 2.65%) 4/15/39 #, •		500,000	492,985
Neuberger Berman Loan Advisers CLO 42 Series 2021-42A AR 144A 5.268% (TSFR03M + 0.95%, Floor 0.95%) 7/16/36 #, •		650,000	650,245
Oaktree CLO Series 2020-1A D1RR 144A 6.918% (TSFR03M + 2.60%, Floor 2.60%) 1/15/38 #, •		800,000	788,424
		Principal amount°	Value (US $)

Collateralized Loan Obligations (continued)

Octagon Investment Partners 51 Series 2021-1A AR 144A 5.315% (TSFR03M + 0.99%, Floor 0.99%) 7/20/34 #, •		2,750,000	$ 2,742,264
OHA Credit Partners VII Series 2012-7A D1R4 144A 6.704% (TSFR03M + 2.50%, Floor 2.50%) 2/20/38 #, •		850,000	853,671
Palmer Square CLO Series 2015-1A A1A5 144A 5.265% (TSFR03M + 1.05%, Floor 1.05%) 5/21/34 #, •		3,700,000	3,700,703
Palmer Square European Loan Funding DAC
Series 2024-1A AR 144A 3.006% (EUR003M + 0.97%, Floor 0.97%) 8/15/33 #, •	EUR	365,252	427,826
Series 2025-1A A 144A 3.17% (EUR003M + 0.85%, Floor 0.85%) 10/15/34 #, •	EUR	1,600,000	1,876,778
Series 2025-2A A 144A 3.203% (EUR003M + 1.15%, Floor 1.15%) 2/15/35 #, =, •	EUR	3,000,000	3,526,553
Series 2025-3A A 144A 2.959% (EUR003M + 0.93%, Floor 0.93%) 7/15/35 #, =, •	EUR	1,000,000	1,174,050

Segovia European CLO DAC Series 2019-6A AR 144A 2.904% (EUR003M + 0.88%, Floor 0.88%) 7/20/32 #, •	EUR	1,137,486	1,334,998
Signal Peak CLO 5 Series 2018-5A A1R 144A 5.868% (TSFR03M + 1.55%, Floor 1.55%) 4/25/37 #, •		1,800,000	1,804,293

Schedules of investments
Optimum Fixed Income Fund
		Principal amount°	Value (US $)

Collateralized Loan Obligations (continued)

TCI-Symphony CLO Series 2017-1A AR 144A 5.509% (TSFR03M + 1.19%, Floor 0.93%) 7/15/30 #, •		349,559	$ 349,691
TCW CLO Series 2019-2A D1R2 144A 7.325% (TSFR03M + 3.00%, Floor 3.00%) 1/20/38 #, •		850,000	830,155
Tikehau CLO IX DAC Series 9A AR 144A 3.244% (EUR003M + 1.22%, Floor 1.22%) 1/20/37 #, •	EUR	1,000,000	1,174,996
Toro European CLO 6 DAC Series 6A AR 144A 2.921% (EUR003M + 0.92%, Floor 0.92%) 1/12/32 #, •	EUR	260,460	305,405
Toro European CLO 7 DAC Series 7A ARE 144A 2.846% (EUR003M + 0.81%, Floor 0.81%) 2/15/34 #, •	EUR	1,772,268	2,075,527
Trinitas Euro CLO I DAC Series 1A AR 144A TBD (EUR003M + 1.21%, Floor 1.21%) 7/15/39 #, =, •	EUR	1,000,000	1,175,943
Venture 32 CLO Series 2018-32A A1 144A 5.691% (TSFR03M + 1.36%, Floor 1.10%) 7/18/31 #, •		204,873	205,051
Venture 34 CLO Series 2018-34A AR 144A 5.598% (TSFR03M + 1.28%, Floor 1.28%) 10/15/31 #, •		1,585,667	1,586,401
Venture 42 CLO Series 2021-42A A1A 144A 5.709% (TSFR03M + 1.39%, Floor 1.13%) 4/15/34 #, •		1,300,000	1,301,518
	Principal amount°	Value (US $)

Collateralized Loan Obligations (continued)

Venture XXIX CLO Series 2017-29A AR 144A 5.463% (TSFR03M + 1.25%, Floor 0.99%) 9/7/30 #, •	468,390	$ 468,776
Vibrant CLO XI Series 2019-11A A1R1 144A 5.707% (TSFR03M + 1.38%, Floor 1.12%) 7/20/32 #, •	718,006	717,896
Voya CLO Series 2014-4A A1RA 144A 5.682% (TSFR03M + 1.36%) 7/14/31 #, •	219,065	219,100
Wellington Management CLO 4 Series 2025-4A D1 144A 6.829% (TSFR03M + 2.55%, Floor 2.55%) 4/18/38 #, •	750,000	740,935
Zais CLO 16 Series 2020-16A A1R2 144A 5.455% (TSFR03M + 1.13%, Floor 1.13%) 10/20/34 #, •	3,700,000	3,698,960
Total Collateralized Loan Obligations (cost $99,937,859)		99,957,922

Corporate Bonds — 32.87%
Banking — 12.41%
ABN AMRO Bank 144A 2.47% 12/13/29 #, μ	4,000,000	3,785,186
Access Bank 144A 6.125% 9/21/26 #	300,000	299,735
Akbank TAS
6.80% 6/22/31 μ, ■	200,000	201,485
144A 7.498% 1/20/30 #	200,000	209,998

Al Rajhi Sukuk 6.25% 7/21/30 μ, ψ, ■	375,000	379,679
Axis Bank 4.10% 9/8/26 μ, ψ, ■	345,000	340,355
Banco Davivienda 144A 8.125% 7/2/35 #, μ	490,000	509,131
Banco de Credito e Inversiones 144A 8.75% 5/8/29 #, μ, ψ	275,000	297,939
Banco del Estado de Chile 144A 7.95% 5/2/29 #, μ, ψ	380,000	406,456

		Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)

Banco Macro 144A 8.00% 6/23/29 #		500,000	$ 489,750
Banco Mercantil del Norte 144A 7.50% 6/27/29 #, μ, ψ		445,000	455,227
Banco Santander 4.175% 3/24/28 μ		1,200,000	1,198,468
Bangkok Bank 144A 3.466% 9/23/36 #, μ		315,000	286,713
Bank Leumi Le-Israel 144A 7.129% 7/18/33 #, μ		465,000	486,907
Bank of America
3.974% 2/7/30 μ		6,900,000	6,850,578
4.623% 5/9/29 μ		1,300,000	1,316,351
5.162% 1/24/31 μ		1,855,000	1,915,085
5.202% 4/25/29 μ		700,000	717,630
5.288% 4/25/34 μ		5,000,000	5,174,706
5.518% 10/25/35 μ		5,255,000	5,384,791
5.819% 9/15/29 μ		1,939,000	2,028,083
6.204% 11/10/28 μ		3,670,000	3,825,394
6.25% 7/26/30 μ, ψ		3,450,000	3,497,184
6.625% 5/1/30 μ, ψ		1,015,000	1,057,238

Bank of New York Mellon 4.942% 2/11/31 μ		1,470,000	1,510,376
Barclays
4.942% 9/10/30 μ		2,000,000	2,030,276
4.972% 5/16/29 μ		3,000,000	3,045,140
5.501% 8/9/28 μ		1,600,000	1,634,724
6.375% 12/15/25 μ, ψ, ■	GBP	500,000	673,627
7.437% 11/2/33 μ		3,000,000	3,443,238
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico
144A 5.875% 9/13/34 #, μ		200,000	200,562
144A 7.625% 2/11/35 #, μ		200,000	210,900
144A 8.125% 1/8/39 #, μ		230,000	250,929
BNP Paribas
144A 1.904% 9/30/28 #, μ		1,800,000	1,716,758
144A 2.159% 9/15/29 #, μ		600,000	562,835
144A 3.052% 1/13/31 #, μ		4,700,000	4,422,762
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
BPCE
144A 5.748% 7/19/33 #, μ	5,000,000	$ 5,200,363
144A 6.612% 10/19/27 #, μ	3,350,000	3,426,630

Burgan Bank 2.75% 12/15/31 μ, ■	295,000	287,422
Citibank
5.438% 4/30/26	955,000	961,591
5.488% 12/4/26	2,545,000	2,586,104
5.57% 4/30/34	2,570,000	2,724,899
Citigroup
3.20% 10/21/26	1,000,000	991,933
4.075% 4/23/29 μ	2,400,000	2,394,480
4.503% 9/11/31 μ	2,110,000	2,111,627
5.174% 2/13/30 μ	1,900,000	1,949,349
6.02% 1/24/36 μ	1,215,000	1,273,401
6.75% 2/15/30 μ, ψ	1,505,000	1,530,880
6.875% 8/15/30 μ, ψ	900,000	928,482
7.00% 8/15/34 μ, ψ	850,000	904,073
Cooperatieve Rabobank
3.75% 7/21/26	1,350,000	1,344,069
144A 5.447% 3/5/30 #, μ	3,300,000	3,418,857

Credit Agricole 144A 4.818% 9/25/33 #, μ	2,350,000	2,336,324
Credit Suisse Group
144A 6.25% 12/18/74 #, ψ	2,000,000	190,000
144A 6.375% 8/21/26 #, ψ	1,900,000	180,500
144A 6.442% 8/11/28 #, μ	1,750,000	1,818,650
7.50% 6/12/23 ψ, ■	400,000	38,000

Danske Bank 144A 5.705% 3/1/30 #, μ	3,400,000	3,538,770
Deutsche Bank
2.129% 11/24/26 μ	700,000	697,468
3.547% 9/18/31 μ	1,500,000	1,422,294
3.729% 1/14/32 μ	700,000	656,637
4.95% 8/4/31 μ	3,400,000	3,432,885
5.297% 5/9/31 μ	1,290,000	1,321,697
6.819% 11/20/29 μ	679,000	726,433
7.146% 7/13/27 μ	1,130,000	1,154,286

First Citizens BancShares 5.60% 9/5/35 μ	406,000	405,067
Goldman Sachs Group
1.431% 3/9/27 μ	2,000,000	1,974,513
3.615% 3/15/28 μ	3,400,000	3,374,959
4.223% 5/1/29 μ	6,100,000	6,108,472
4.937% 4/23/28 μ	600,000	607,157

Schedules of investments
Optimum Fixed Income Fund
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
Goldman Sachs Group
5.016% 10/23/35 μ		2,080,000	$ 2,094,835
5.207% 1/28/31 μ		2,100,000	2,168,266
5.218% 4/23/31 μ		2,635,000	2,725,419
6.484% 10/24/29 μ		5,195,000	5,529,241
HSBC Holdings
2.013% 9/22/28 μ		3,800,000	3,641,289
2.848% 6/4/31 μ		2,700,000	2,511,032
2.871% 11/22/32 μ		1,000,000	901,584
5.21% 8/11/28 μ		500,000	508,637
5.546% 3/4/30 μ		1,800,000	1,868,112
5.875% 9/28/26 μ, ψ	GBP	500,000	674,546

Huntington Bancshares 6.25% 10/15/30 μ, ψ		1,270,000	1,267,988
ICICI Bank 144A 4.00% 3/18/26 #		200,000	199,684
ING Groep
3.875% 5/16/27 μ, ψ		3,000,000	2,883,616
5.55% 3/19/35 μ		4,000,000	4,157,330
Intesa Sanpaolo
144A 4.00% 9/23/29 #		1,300,000	1,275,309
144A 6.625% 6/20/33 #		2,600,000	2,863,201
144A 7.20% 11/28/33 #		800,000	912,025
7.75% 1/11/27 μ, ψ, ■	EUR	200,000	246,819
JPMorgan Chase & Co.
2.522% 4/22/31 μ		5,500,000	5,103,003
2.947% 2/24/28 μ		1,100,000	1,082,981
2.963% 1/25/33 μ		500,000	457,582
4.005% 4/23/29 μ		900,000	897,969
4.452% 12/5/29 μ		1,500,000	1,512,784
4.851% 7/25/28 μ		1,400,000	1,418,821
5.103% 4/22/31 μ		1,635,000	1,689,493
5.14% 1/24/31 μ		1,085,000	1,120,824
5.571% 4/22/28 μ		1,340,000	1,369,636
5.572% 4/22/36 μ		521,000	549,426
5.576% 7/23/36 μ		1,335,000	1,384,938
6.254% 10/23/34 μ		910,000	1,003,114

JPMorgan Chase Bank 5.11% 12/8/26		4,000,000	4,051,456
KeyBank 5.85% 11/15/27		995,000	1,026,652
Kookmin Bank 144A 2.50% 11/4/30 #		550,000	497,484
Lloyds Banking Group
3.75% 3/18/28 μ		1,400,000	1,390,723
5.462% 1/5/28 μ		3,600,000	3,654,527

M&T Bank 5.179% 7/8/31 μ		1,080,000	1,106,328
Metropolitan Bank & Trust 5.375% 3/6/29 ■		265,000	274,941
Mitsubishi UFJ Financial Group 2.559% 2/25/30		1,800,000	1,674,813
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
Mizuho Financial Group
2.564% 9/13/31		1,400,000	$ 1,241,489
2.591% 5/25/31 μ		2,000,000	1,847,150
3.261% 5/22/30 μ		3,100,000	2,991,672
Morgan Stanley
0.495% 10/26/29 μ	EUR	2,000,000	2,193,000
3.625% 1/20/27		4,000,000	3,987,244
3.79% 3/21/30 μ	EUR	4,400,000	5,311,581
4.21% 4/20/28 μ		1,400,000	1,401,755
5.123% 2/1/29 μ		4,100,000	4,188,804
5.192% 4/17/31 μ		315,000	325,377
5.338% (SOFR + 1.02%) 4/13/28 •		4,500,000	4,524,188
5.652% 4/13/28 μ		1,200,000	1,227,120
5.656% 4/18/30 μ		1,200,000	1,253,356
5.664% 4/17/36 μ		1,050,000	1,108,312
5.831% 4/19/35 μ		3,007,000	3,206,674
6.138% 10/16/26 μ		865,000	865,560
6.296% 10/18/28 μ		1,717,000	1,789,438
6.407% 11/1/29 μ		1,688,000	1,794,381

Morgan Stanley Private Bank 4.734% 7/18/31 μ		860,000	873,259
Nationwide Building Society
144A 2.972% 2/16/28 #, μ		800,000	785,515
144A 4.302% 3/8/29 #, μ		5,200,000	5,198,136
NatWest Group
4.80% 4/5/26		5,000,000	5,015,803
5.115% 5/23/31 μ		1,770,000	1,815,616
5.125% 5/12/27 μ, ψ	GBP	500,000	664,179
5.778% 3/1/35 μ		3,800,000	4,008,701

NBK SPC 144A 1.625% 9/15/27 #, μ		400,000	389,376
Nordea Bank 144A 6.75% 11/10/33 #, μ, ψ		1,020,000	1,035,845
Nykredit Realkredit 2.00% 10/1/53 ■	DKK	1	0
Oversea-Chinese Banking 144A 4.55% 9/8/35 #, μ		795,000	794,626
PNC Bank 4.05% 7/26/28		2,400,000	2,394,409
PNC Financial Services Group
3.40% 9/15/26 μ, ψ		1,465,000	1,424,094
4.899% 5/13/31 μ		845,000	863,170
5.575% 1/29/36 μ		980,000	1,022,905
5.676% 1/22/35 μ		1,090,000	1,149,825
6.875% 10/20/34 μ		1,645,000	1,864,293

		Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)

Popular 7.25% 3/13/28		855,000	$ 893,903
QNB Bank 10.75% 11/15/33 μ, ■		275,000	309,385
Royal Bank of Canada 6.50% 11/24/85 μ		1,580,000	1,566,069
Santander UK Group Holdings
3.823% 11/3/28 μ		3,200,000	3,168,715
6.534% 1/10/29 μ		3,350,000	3,506,944

Scotiabank Peru 144A 6.10% 10/1/35 #, μ		495,000	515,760
Shinhan Bank 144A 5.75% 4/15/34 #		420,000	441,112
SNB Funding 6.00% 6/24/35 μ, ■		435,000	446,392
Societe Generale 144A 5.439% 10/3/36 #, μ		1,890,000	1,886,948
Standard Chartered
144A 5.005% 10/15/30 #, μ		1,100,000	1,119,796
144A 6.301% 1/9/29 #, μ		270,000	280,962
144A 7.625% 1/16/32 #, μ, ψ		275,000	291,370

State Street 4.834% 4/24/30		920,000	944,876
Sumitomo Mitsui Financial Group
2.222% 9/17/31		2,300,000	2,031,183
5.454% 1/15/32		2,000,000	2,093,974

Sumitomo Mitsui Trust Bank 144A 5.20% 3/7/27 #		2,700,000	2,743,588
TBC Bank JSC 144A 10.25% 7/30/29 #, μ, ψ		395,000	405,629
Toronto-Dominion Bank 6.35% 10/31/85 μ		845,000	847,996
Truist Bank 4.632% 9/17/29 μ		1,562,000	1,574,744
Turkiye Garanti Bankasi 144A 8.375% 2/28/34 #, μ		500,000	517,763
UBS Group
0.25% 11/5/28 μ, ■	EUR	1,000,000	1,118,603
144A 3.126% 8/13/30 #, μ		2,000,000	1,910,648
144A 4.194% 4/1/31 #, μ		2,500,000	2,472,151
144A 4.398% 9/23/31 #, μ		890,000	887,177
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
UBS Group
144A 5.01% 3/23/37 #, μ		1,890,000	$ 1,881,646
144A 5.58% 5/9/36 #, μ		1,580,000	1,645,373
144A 5.699% 2/8/35 #, μ		3,900,000	4,110,272
144A 6.85% 9/10/29 #, μ, ψ		1,795,000	1,857,723
144A 7.00% 2/10/30 #, μ, ψ		880,000	904,363
7.75% 3/1/29 μ, ■	EUR	400,000	523,838

UniCredit 7.50% 6/3/26 μ, ψ, ■	EUR	600,000	726,443
US Bancorp
2.491% 11/3/36 μ		3,400,000	2,931,940
4.653% 2/1/29 μ		1,136,000	1,148,761
5.046% 2/12/31 μ		1,470,000	1,508,123
5.678% 1/23/35 μ		1,115,000	1,174,363
5.727% 10/21/26 μ		194,000	194,133
6.787% 10/26/27 μ		720,000	739,375

US Bank 4.73% 5/15/28 μ		1,485,000	1,498,370
Wells Fargo & Co.
3.196% 6/17/27 μ		900,000	893,741
3.584% 5/22/28 μ		5,300,000	5,253,160
3.90% 3/15/26 μ, ψ		1,000,000	991,474
4.078% 9/15/29 μ		1,075,000	1,071,795
4.892% 9/15/36 μ		2,815,000	2,810,470
5.15% 4/23/31 μ		125,000	128,949
5.198% 1/23/30 μ		2,200,000	2,266,119
5.244% 1/24/31 μ		1,115,000	1,153,871
5.376% (SOFR + 1.07%) 4/22/28 •		2,900,000	2,919,179
5.389% 4/24/34 μ		5,000,000	5,196,913
5.707% 4/22/28 μ		3,800,000	3,889,271

Wells Fargo Bank 5.254% 12/11/26		2,100,000	2,130,875
			340,613,977
Basic Industry — 0.55%
AngloGold Ashanti Holdings 6.50% 4/15/40		335,000	355,038
Celanese US Holdings
6.50% 4/15/30		151,000	152,112
6.75% 4/15/33		1,256,000	1,251,486

Cia de Minas Buenaventura 144A 6.80% 2/4/32 #		480,000	494,832
Cleveland-Cliffs 144A 7.00% 3/15/32 #		1,870,000	1,890,972

Schedules of investments
Optimum Fixed Income Fund
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Basic Industry (continued)

Dow Chemical 5.65% 3/15/36		2,755,000	$ 2,769,950
First Quantum Minerals 144A 7.25% 2/15/34 #		340,000	351,770
Fortescue Treasury 144A 6.125% 4/15/32 #		1,885,000	1,949,293
GC Treasury Center 144A 7.125% 6/10/35 #, μ, ψ		410,000	424,217
INEOS Finance 144A 5.625% 8/15/30 #	EUR	200,000	225,951
INEOS Styrolution Group 2.25% 1/16/27 ■	EUR	300,000	346,475
LD Celulose International 144A 7.95% 1/26/32 #		455,000	481,344
Magnera 144A 7.25% 11/15/31 #		855,000	805,188
Nickel Industries 144A 9.00% 9/30/30 #		205,000	208,138
Novelis 144A 4.75% 1/30/30 #		1,580,000	1,525,479
OCP 144A 6.10% 4/30/30 #		200,000	209,758
Sasol Financing USA 144A 8.75% 5/3/29 #		305,000	316,641
Usiminas International 144A 7.50% 1/27/32 #		415,000	426,824
Vedanta Resources Finance II 144A 9.125% 10/15/32 #		410,000	410,000
Windfall Mining Group 144A 5.854% 5/13/32 #		560,000	583,055
			15,178,523
Brokerage — 0.33%
Jefferies Financial Group
2.625% 10/15/31		2,925,000	2,602,737
5.875% 7/21/28		1,761,000	1,833,891
6.45% 6/8/27		331,000	342,777
6.50% 1/20/43		880,000	945,404

PennyMac Financial Services 144A 6.875% 5/15/32 #		2,755,000	2,856,886
Rocket 144A 6.375% 8/1/33 #		365,000	377,178
			8,958,873
Capital Goods — 0.58%
Aeropuerto Internacional de Tocumen 144A 5.125% 8/11/61 #		200,000	159,611
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Capital Goods (continued)
Aeropuertos Argentina 2000 144A 8.50% 8/1/31 #	430,723	$ 446,120
Ardagh Metal Packaging Finance USA 144A 3.25% 9/1/28 #	3,140,000	2,985,740
Bombardier
144A 7.00% 6/1/32 #	675,000	706,342
144A 7.25% 7/1/31 #	1,105,000	1,172,717

Celestial Dynasty 6.375% 8/22/28 ■	335,000	335,799
IHS Holding 144A 8.25% 11/29/31 #	605,000	637,809
Kingston Airport Revenue Finance 144A 6.75% 12/15/36 #	640,000	655,760
Montego Bay Airport Revenue Finance 144A 6.60% 6/15/35 #	545,000	557,603
Northrop Grumman
4.75% 6/1/43	410,000	380,650
5.20% 6/1/54	2,540,000	2,420,486

Rolls-Royce 144A 5.75% 10/15/27 #	1,000,000	1,027,515
Standard Industries 144A 3.375% 1/15/31 #	1,073,000	972,608
TransDigm
144A 6.375% 5/31/33 #	2,650,000	2,686,419
144A 6.625% 3/1/32 #	675,000	695,787
		15,840,966
Communications — 2.30%
Alibaba Group Holding
2.70% 2/9/41	265,000	197,527
144A 5.25% 5/26/35 #	315,000	329,948
AT&T
2.55% 12/1/33	2,673,000	2,277,179
5.375% 8/15/35	680,000	700,614
5.55% 11/1/45	1,090,000	1,079,810
5.70% 11/1/54	1,095,000	1,083,165
6.05% 8/15/56	675,000	700,148
6.30% 1/15/38	900,000	979,967

Axian Telecom Holding & Management 144A 7.25% 7/11/30 #	380,000	389,789
CCO Holdings 144A 4.25% 1/15/34 #	1,625,000	1,405,930
Charter Communications Operating
2.80% 4/1/31	4,000,000	3,609,908
4.40% 12/1/61	4,252,000	2,948,398
5.05% 3/30/29	3,800,000	3,850,321

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Communications (continued)
Charter Communications Operating
6.70% 12/1/55	1,095,000	$ 1,108,801

Digicel International Finance 144A 8.625% 8/1/32 #	220,000	226,351
Maya 144A 8.50% 4/15/31 #	200,000	214,665
Meituan 144A 4.625% 10/2/29 #	350,000	350,726
Midcontinent Communications 144A 8.00% 8/15/32 #	1,625,000	1,676,274
Millicom International Cellular 144A 7.375% 4/2/32 #	401,000	419,420
NTT Finance
144A 4.62% 7/16/28 #	400,000	404,020
144A 5.64% (SOFR + 1.31%) 7/16/30 #, •	900,000	917,502

Prosus 144A 3.061% 7/13/31 #	395,000	358,782
Rogers Communications 5.30% 2/15/34	2,075,000	2,105,747
Sable International Finance 144A 7.125% 10/15/32 #	520,000	528,407
Sirius XM Radio 144A 4.125% 7/1/30 #	2,115,000	1,985,138
SoftBank
144A 4.699% 7/9/30 #	2,445,000	2,465,853
144A 5.332% 7/9/35 #	2,940,000	2,967,027

Sprint 7.625% 3/1/26	200,000	200,452
Sprint Capital 6.875% 11/15/28	3,275,000	3,523,388
Time Warner Cable
6.55% 5/1/37	4,315,000	4,490,553
7.30% 7/1/38	2,120,000	2,317,484
T-Mobile USA
1.50% 2/15/26	2,100,000	2,078,468
3.30% 2/15/51	1,500,000	1,023,150
3.75% 4/15/27	2,150,000	2,138,115
3.875% 4/15/30	1,400,000	1,373,228
5.125% 5/15/32	560,000	576,486
5.875% 11/15/55	1,665,000	1,701,939

Turkcell Iletisim Hizmetleri 144A 7.45% 1/24/30 #	350,000	365,552
Verizon Communications
2.55% 3/21/31	537,000	488,368
2.875% 11/20/50	1,100,000	702,644
4.78% 2/15/35	1,027,000	1,010,672
5.25% 4/2/35	1,125,000	1,144,445
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Communications (continued)
Vmed O2 UK Financing I
144A 4.25% 1/31/31 #	1,290,000	$ 1,196,953
144A 4.75% 7/15/31 #	930,000	875,940
144A 7.75% 4/15/32 #	2,600,000	2,734,909
		63,224,163
Consumer Cyclical — 1.62%
BMW US Capital 144A 4.75% 3/21/28 #	900,000	913,402
Caesars Entertainment 144A 6.50% 2/15/32 #	1,910,000	1,949,371
Carnival
144A 4.00% 8/1/28 #	500,000	493,175
144A 5.875% 6/15/31 #	2,000,000	2,050,766

El Puerto de Liverpool 144A 6.658% 1/22/37 #	470,000	505,197
Ford Motor Credit
2.70% 8/10/26	700,000	688,884
2.90% 2/16/28	525,000	499,209
4.389% 1/8/26	1,900,000	1,899,465
4.542% 8/1/26	1,034,000	1,033,370
5.80% 3/5/27	3,500,000	3,536,458
6.798% 11/7/28	535,000	558,749

Future Retail 144A 5.60% 1/22/25 #, ‡	565,000	1,497
General Motors Financial
5.60% 6/18/31	478,000	494,857
5.625% 4/4/32	590,000	609,255
5.75% 2/8/31	4,100,000	4,272,876

Gildan Activewear 144A 4.70% 10/7/30 #	3,515,000	3,511,141
Hilton Domestic Operating
144A 3.625% 2/15/32 #	700,000	641,309
144A 4.00% 5/1/31 #	700,000	662,967

Hilton Grand Vacations Borrower Escrow 144A 5.00% 6/1/29 #	900,000	866,157
Hyundai Capital Services 144A 5.25% 1/22/28 #	330,000	336,723
Las Vegas Sands 5.625% 6/15/28	1,900,000	1,942,901
Lowe's 4.25% 3/15/31	1,365,000	1,356,562
Marriott International 3.50% 10/15/32	900,000	834,440
Melco Resorts Finance
144A 5.375% 12/4/29 #	200,000	197,038
5.75% 7/21/28 ■	200,000	199,817
144A 7.625% 4/17/32 #	415,000	435,373

MGM China Holdings 144A 4.75% 2/1/27 #	200,000	199,674

Schedules of investments
Optimum Fixed Income Fund
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Cyclical (continued)
Nissan Motor
144A 4.345% 9/17/27 #	1,400,000	$ 1,374,641
144A 4.81% 9/17/30 #	600,000	565,611
Nissan Motor Acceptance
144A 2.45% 9/15/28 #	300,000	275,501
144A 6.226% (SOFRINDX + 2.05%) 9/13/27 #, •	100,000	99,828

QXO Building Products 144A 6.75% 4/30/32 #	660,000	685,011
Resideo Funding 144A 6.50% 7/15/32 #	1,350,000	1,385,309
Sands China
2.30% 3/8/27	200,000	194,353
2.85% 3/8/29	400,000	376,577
3.25% 8/8/31	425,000	392,029
4.375% 6/18/30	250,000	245,985
5.40% 8/8/28	1,800,000	1,842,707

Toyota Motor Credit 5.04% (SOFR + 0.77%) 8/7/26 •	1,100,000	1,104,500
Volkswagen Group of America Finance
144A 4.95% 3/25/27 #	600,000	605,252
144A 5.05% 3/27/28 #	2,900,000	2,938,382
144A 5.65% 9/12/28 #	400,000	412,691
Warnermedia Holdings
5.05% 3/15/42	800,000	639,156
5.141% 3/15/52	70,000	52,237
Wynn Macau
5.50% 10/1/27 ■	200,000	200,135
144A 6.75% 2/15/34 #	485,000	491,995
		44,572,533
Consumer Non-Cyclical — 2.65%
AbbVie
4.95% 3/15/31	4,300,000	4,445,622
5.35% 3/15/44	735,000	739,436

Adani Ports & Special Economic Zone 144A 3.10% 2/2/31 #	400,000	356,452
Amgen 2.20% 2/21/27	3,300,000	3,221,066
Anheuser-Busch InBev Worldwide 5.55% 1/23/49	3,460,000	3,500,562
Ashtead Capital 144A 5.95% 10/15/33 #	2,600,000	2,749,898
Astrazeneca Finance 1.75% 5/28/28	4,600,000	4,354,645
Bayer US Finance
144A 6.125% 11/21/26 #	800,000	814,105
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Bayer US Finance
144A 6.25% 1/21/29 #		200,000	$ 210,397
144A 6.375% 11/21/30 #		600,000	641,446
144A 6.50% 11/21/33 #		400,000	431,651

Bayer US Finance II 144A 4.375% 12/15/28 #		200,000	199,329
Becton Dickinson Euro Finance 1.336% 8/13/41	EUR	700,000	560,275
Bidvest Group UK 144A 6.20% 9/17/32 #		440,000	443,612
Bimbo Bakeries USA 144A 6.40% 1/15/34 #		260,000	283,371
Block 144A 6.00% 8/15/33 #		1,531,000	1,568,846
Bunge Limited Finance 4.20% 9/17/29		2,930,000	2,921,359
Coty 144A 5.00% 4/15/26 #		555,000	554,062
CVS Health
3.75% 4/1/30		4,400,000	4,263,337
5.00% 9/15/32		865,000	875,927
5.45% 9/15/35		1,460,000	1,486,373
6.20% 9/15/55		1,310,000	1,349,215

CVS Pass Through Trust 144A 5.773% 1/10/33 #, ♦		47,882	49,076
DaVita
144A 3.75% 2/15/31 #		580,000	531,633
144A 4.625% 6/1/30 #		945,000	906,443

DP World Crescent 144A 5.50% 5/8/35 #		485,000	505,054
Eli Lilly & Co. 5.10% 2/12/35		1,470,000	1,521,359
GE HealthCare Technologies
4.80% 1/15/31		710,000	721,900
5.50% 6/15/35		700,000	726,005

Global Medical Response 144A 7.375% 10/1/32 #		1,120,000	1,153,527
Global Payments 3.20% 8/15/29		2,150,000	2,042,348
Haleon US Capital 3.375% 3/24/29		500,000	486,909
HCA
3.50% 9/1/30		4,500,000	4,299,587
4.125% 6/15/29		3,400,000	3,371,455
5.25% 3/1/30		2,000,000	2,065,456
5.45% 9/15/34		1,735,000	1,780,366

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Herc Holdings
144A 7.00% 6/15/30 #	580,000	$ 602,934
144A 7.25% 6/15/33 #	420,000	438,773

International Container Terminal Services 4.75% 6/17/30 ■	245,000	247,536
JBS USA Holding Lux 144A 6.25% 3/1/56 #	1,395,000	1,432,163
Kaspi.KZ JSC 144A 6.25% 3/26/30 #	340,000	350,306
MHP Lux 144A 6.95% 4/3/26 #	365,000	347,034
Philip Morris International 4.125% 4/28/28	3,100,000	3,106,450
Quanta Services 4.30% 8/9/28	1,920,000	1,929,770
Royalty Pharma 1.75% 9/2/27	2,975,000	2,843,229
Sysco 5.10% 9/23/30	900,000	928,396
Tenet Healthcare 4.25% 6/1/29	2,680,000	2,619,567
Teva Pharmaceutical Finance Netherlands III
5.125% 5/9/29	200,000	201,243
6.75% 3/1/28	315,000	327,256

United Rentals North America 3.875% 2/15/31	594,000	562,375
UnitedHealth Group 3.70% 5/15/27	600,000	597,964
		72,667,100
Energy — 2.74%
Abu Dhabi Crude Oil Pipeline 144A 4.60% 11/2/47 #	275,000	255,284
Adnoc Murban Rsc 144A 4.25% 9/11/29 #	3,600,000	3,620,588
Azule Energy Finance 144A 8.125% 1/23/30 #	345,000	348,295
BP Capital Markets 4.875% 3/22/30 μ, ψ	2,750,000	2,734,826
BP Capital Markets America
2.721% 1/12/32	1,465,000	1,329,004
4.812% 2/13/33	1,305,000	1,320,842
5.227% 11/17/34	2,865,000	2,960,446
ConocoPhillips
5.00% 1/15/35	1,525,000	1,545,586
5.50% 1/15/55	1,520,000	1,490,228

EIG Pearl Holdings 144A 4.387% 11/30/46 #	245,000	202,537
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Energy (continued)
Enbridge
4.90% 6/20/30	865,000	$ 885,048
5.25% 4/5/27	1,325,000	1,345,678
5.55% 6/20/35	1,360,000	1,403,409
5.70% 3/8/33	5,000,000	5,263,570
5.75% 7/15/80 μ	585,000	591,627
Energy Transfer
4.95% 5/15/28	700,000	711,723
5.50% 6/1/27	3,200,000	3,256,763
6.10% 12/1/28	2,655,000	2,795,995
6.25% 4/15/49	4,420,000	4,464,312
6.50% 11/15/26 μ, ψ	720,000	725,263
6.50% 2/15/56 μ	2,445,000	2,435,936
6.75% 2/15/56 μ	2,660,000	2,657,905

Enterprise Products Operating 4.60% 1/15/31	1,455,000	1,470,950
EOG Resources
5.00% 7/15/32	2,688,000	2,751,271
5.95% 7/15/55	790,000	827,784

Galaxy Pipeline Assets Bidco 144A 2.16% 3/31/34 #	527,062	479,786
Geopark 144A 8.75% 1/31/30 #	370,000	334,833
Greensaif Pipelines Bidco 144A 6.51% 2/23/42 #	550,000	596,794
Guara Norte 144A 5.198% 6/15/34 #	361,097	353,966
Hilcorp Energy I
144A 6.00% 2/1/31 #	710,000	686,435
144A 6.25% 4/15/32 #	675,000	648,026

KazMunayGas National JSC 144A 3.50% 4/14/33 #	395,000	356,807
Medco Maple Tree 144A 8.96% 4/27/29 #	325,000	339,883
NGL Energy Operating 144A 8.375% 2/15/32 #	1,050,000	1,076,834
NuStar Logistics 5.625% 4/28/27	140,000	140,961
ONEOK
4.35% 3/15/29	1,500,000	1,499,062
5.65% 11/1/28	700,000	726,133
5.70% 11/1/54	960,000	906,929

ORLEN 144A 6.00% 1/30/35 #	475,000	497,109
Pertamina Hulu Energi 144A 5.25% 5/21/30 #	600,000	613,452
Petrobras Global Finance 6.25% 1/10/36	550,000	543,455

Schedules of investments
Optimum Fixed Income Fund
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Energy (continued)

Petronas Capital 144A 5.848% 4/3/55 #	380,000	$ 402,575
Pluspetrol 144A 8.50% 5/30/32 #	480,000	480,000
Raizen Fuels Finance 144A 6.95% 3/5/54 #	665,000	612,221
Santos Finance 144A 3.649% 4/29/31 #	1,700,000	1,587,929
SEPLAT Energy 144A 9.125% 3/21/30 #	365,000	375,316
Southern Gas Corridor CJSC 6.875% 3/24/26 ■	200,000	202,499
State Oil Co. of the Azerbaijan Republic 6.95% 3/18/30 ■	200,000	214,631
Targa Resources 4.20% 2/1/33	300,000	285,184
Targa Resources Partners 5.00% 1/15/28	2,525,000	2,527,942
Tennessee Gas Pipeline 144A 2.90% 3/1/30 #	3,500,000	3,279,215
Venture Global Calcasieu Pass 144A 3.875% 11/1/33 #	3,870,000	3,489,733
Viper Energy Partners
4.90% 8/1/30	1,400,000	1,411,545
5.70% 8/1/35	1,300,000	1,322,549
Woodside Finance
144A 3.70% 9/15/26 #	400,000	397,732
5.70% 5/19/32	1,460,000	1,516,761
		75,301,167
Finance Companies — 3.77%
Abu Dhabi Developmental Holding PJSC 144A 5.50% 5/8/34 #	1,500,000	1,592,123
AerCap Ireland Capital DAC
2.45% 10/29/26	1,445,000	1,420,096
3.00% 10/29/28	3,083,000	2,971,999
4.45% 10/1/25	1,200,000	1,200,000
4.45% 4/3/26	150,000	150,008
5.00% 11/15/35	1,010,000	999,584
5.10% 1/19/29	1,000,000	1,024,285
Air Lease
2.875% 1/15/26	2,050,000	2,041,129
3.00% 2/1/30	3,230,000	3,009,092
4.125% 12/15/26 μ, ψ	967,000	938,657
4.625% 10/1/28	1,884,000	1,893,270
5.10% 3/1/29	1,363,000	1,384,409

		Principal amount°	Value (US $)

Corporate Bonds (continued)
Finance Companies (continued)

American Express 5.284% 7/26/35 μ		1,700,000	$ 1,755,378
Apollo Debt Solutions 6.70% 7/29/31		2,755,000	2,921,100
Ares Capital 5.10% 1/15/31		2,495,000	2,477,662
Aviation Capital Group
144A 3.50% 11/1/27 #		3,905,000	3,837,676
144A 4.80% 10/24/30 #		3,585,000	3,583,249
144A 5.375% 7/15/29 #		1,400,000	1,434,673
Avolon Holdings Funding
144A 2.528% 11/18/27 #		51,000	49,045
144A 4.95% 1/15/28 #		1,030,000	1,040,705
144A 4.95% 10/15/32 #		2,400,000	2,371,887
Blackstone Private Credit Fund
5.05% 9/10/30		1,075,000	1,062,809
5.60% 11/22/29		920,000	936,614

Blackstone Reg Finance 5.00% 12/6/34		1,990,000	2,011,805
Blue Owl Credit Income
5.80% 3/15/30		1,419,000	1,439,488
6.60% 9/15/29		1,170,000	1,220,178

Brookfield Capital Finance 6.087% 6/14/33		3,800,000	4,094,267
Brookfield Finance 5.33% 1/15/36		3,495,000	3,514,804
Cantor Fitzgerald 144A 7.20% 12/12/28 #		2,800,000	2,992,432
CrossCountry Intermediate HoldCo 144A 6.50% 10/1/30 #		3,908,000	3,927,265
Crown Castle 2.25% 1/15/31		5,000,000	4,452,062
DAE Funding 3.375% 3/20/28 ■		2,700,000	2,615,785
Encore Capital Group 144A 8.50% 5/15/30 #		400,000	425,118
GE Capital UK Funding Unlimited 5.875% 1/18/33 ■	GBP	300,000	422,103
Indigo Group 1.625% 4/19/28 ■	EUR	1,700,000	1,944,187
Jefferies Finance 144A 5.00% 8/15/28 #		1,530,000	1,479,494
Jyske Realkredit 1.50% 10/1/53	DKK	1	0
KKR & Co. 5.10% 8/7/35		4,155,000	4,164,109
Logicor Financing 3.25% 11/13/28 ■	EUR	3,400,000	4,013,614

		Principal amount°	Value (US $)

Corporate Bonds (continued)
Finance Companies (continued)

MAF Global Securities 7.875% 6/30/27 μ, ψ, ■		215,000	$ 222,750
OneMain Finance 7.125% 9/15/32		2,770,000	2,864,977
Owl Rock Capital 2.875% 6/11/28		500,000	473,268
Project Beignet Senior Secured 144A 6.85% 6/1/49 #		13,500,000	13,500,000
Realkredit Danmark
1.00% 10/1/50	DKK	1	0
1.50% 10/1/53 ■	DKK	1	0
2.00% 10/1/53 ■	DKK	1	0

Sirius Real Estate 1.125% 6/22/26 ■	EUR	2,400,000	2,786,357
Stellantis Finance US 144A 5.35% 3/17/28 #		500,000	506,697
Stellantis Financial Services US 144A 5.866% (SOFR + 1.69%) 9/15/28 #, •		1,400,000	1,405,593
TPG Operating Group II 5.375% 1/15/36		1,990,000	1,996,028
UWM Holdings 144A 6.25% 3/15/31 #		890,000	886,318
			103,454,149
Industrials — 0.54%
Amcor Flexibles North America 5.50% 3/17/35		1,000,000	1,030,541
ATP Tower Holdings 144A 7.875% 2/3/30 #		585,000	603,538
Boeing
6.259% 5/1/27		500,000	514,661
6.298% 5/1/29		700,000	743,072
6.388% 5/1/31		1,100,000	1,198,599
6.528% 5/1/34		500,000	553,130
6.858% 5/1/54		3,835,000	4,377,511
7.008% 5/1/64		400,000	463,400

Embraer Netherlands Finance 5.40% 1/9/38		450,000	449,159
Holcim Finance Luxembourg 0.50% 4/23/31 ■	EUR	1,100,000	1,119,348
HTA Group 144A 7.50% 6/4/29 #		365,000	379,602
Mauser Packaging Solutions Holding 144A 7.875% 4/15/27 #		1,290,000	1,304,258
MV24 Capital 144A 6.748% 6/1/34 #		439,392	436,517
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Industrials (continued)

Sitios Latinoamerica 144A 6.00% 11/25/29 #		315,000	$ 328,167
Union Pacific 5.10% 2/20/35		1,375,000	1,414,485
			14,915,988
Insurance — 0.63%
AIA Group
144A 3.90% 4/6/28 #		1,000,000	997,049
144A 5.375% 4/5/34 #		310,000	322,047
Aon North America
5.30% 3/1/31		1,040,000	1,084,264
5.75% 3/1/54		375,000	377,954

Athene Global Funding 3.026% (EUR003M + 1.00%) 2/23/27 ■, •	EUR	2,500,000	2,952,779
Athene Holding
6.625% 5/19/55		1,415,000	1,515,668
6.875% 6/28/55 μ		1,290,000	1,322,792

Chubb INA Holdings 4.90% 8/15/35		1,270,000	1,278,036
F&G Global Funding 144A 5.875% 1/16/30 #		1,100,000	1,143,986
Fairfax Financial Holdings 4.625% 4/29/30		1,000,000	1,004,132
FWD Group Holdings
144A 5.252% 9/22/30 #		250,000	251,001
144A 5.836% 9/22/35 #		395,000	401,695

Hanwha Life Insurance 144A 6.30% 6/24/55 #, μ		420,000	440,244
Henneman Trust 144A 6.58% 5/15/55 #		1,375,000	1,468,227
Sumitomo Life Insurance 144A 5.875% 9/10/55 #, μ		2,640,000	2,689,569
			17,249,443
Real Estate Investment Trusts — 0.94%
American Tower
2.30% 9/15/31		1,600,000	1,414,756
3.65% 3/15/27		300,000	297,890
3.95% 3/15/29		2,150,000	2,128,677
5.20% 2/15/29		600,000	617,626

CFE Fibra E 144A 5.875% 9/23/40 #		500,000	505,800
Corp Inmobiliaria Vesta 144A 5.50% 1/30/33 #		305,000	308,584
EPR Properties 4.50% 6/1/27		1,700,000	1,701,724
Extra Space Storage 5.40% 2/1/34		2,340,000	2,409,471

Schedules of investments
Optimum Fixed Income Fund
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Real Estate Investment Trusts (continued)

GLP Capital 4.00% 1/15/30		2,600,000	$ 2,520,140
Iron Mountain 144A 5.25% 7/15/30 #		661,000	654,133
Iron Mountain Information Management Services 144A 5.00% 7/15/32 #		2,105,000	2,030,095
IRSA Inversiones y Representaciones 144A 8.00% 3/31/35 #		430,000	432,688
Prologis 4.20% 2/15/33	CAD	1,300,000	955,697
Simon Property Group
4.375% 10/1/30		1,585,000	1,589,358
5.125% 10/1/35		1,040,000	1,052,621

Starwood Property Trust 144A 7.25% 4/1/29 #		3,315,000	3,485,044
Sunac China Holdings
144A 6.00% 9/30/26 #, ‡		482,710	72,638
144A 6.25% 9/30/27 #, ‡		281,821	43,330
VICI Properties
144A 4.625% 12/1/29 #		650,000	643,841
4.75% 2/15/28		100,000	100,861
4.95% 2/15/30		1,815,000	1,836,542
5.625% 4/1/35		715,000	732,613
144A 5.75% 2/1/27 #		145,000	146,857
			25,680,986
Technology — 1.40%
Amentum Holdings 144A 7.25% 8/1/32 #		1,845,000	1,917,252
Broadcom
144A 3.137% 11/15/35 #		2,789,000	2,413,963
144A 3.419% 4/15/33 #		1,600,000	1,481,348
4.20% 10/15/30		1,450,000	1,447,895
144A 4.926% 5/15/37 #		115,000	114,742
5.05% 4/15/30		2,900,000	3,000,283

CDW 3.276% 12/1/28		4,143,000	4,005,194
Cloud Software Group 144A 6.50% 3/31/29 #		1,920,000	1,939,431
Entegris 144A 4.75% 4/15/29 #		1,230,000	1,220,766
Fiserv 3.50% 7/1/29		3,500,000	3,402,437
Foundry JV Holdco 144A 6.10% 1/25/36 #		1,520,000	1,616,683
Leidos
5.40% 3/15/32		735,000	763,902
5.50% 3/15/35		2,560,000	2,654,030

NXP 3.875% 6/18/26		3,250,000	3,242,431
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Technology (continued)
Oracle
4.70% 9/27/34	715,000	$ 698,554
5.20% 9/26/35	1,885,000	1,896,097
5.875% 9/26/45	1,215,000	1,219,001
5.95% 9/26/55	1,515,000	1,511,389

Roper Technologies 4.90% 10/15/34	1,170,000	1,171,903
TD SYNNEX
2.375% 8/9/28	800,000	759,551
2.65% 8/9/31	1,200,000	1,077,445

TSMC Arizona 2.50% 10/25/31	590,000	536,401
TSMC Global 144A 2.25% 4/23/31 #	245,000	221,463
		38,312,161
Transportation — 0.30%
Air Canada 144A 3.875% 8/15/26 #	300,000	297,538
American Airlines 144A 5.50% 4/20/26 #	125,000	125,161
American Airlines 2015-1 Class A Pass Through Trust 3.375% 11/1/28 ♦	899,136	884,311
American Airlines 2016-1 Class AA Pass Through Trust 3.575% 7/15/29 ♦	400,354	392,293
American Airlines 2016-3 Class AA Pass Through Trust 3.00% 4/15/30 ♦	777,778	748,766
American Airlines 2019-1 Class AA Pass Through Trust 3.15% 8/15/33 ♦	140,314	131,372
American Airlines 2021-1 Class A Pass Through Trust 2.875% 1/11/36 ♦	83,913	75,969
British Airways 2018-1 Class AA Pass Through Trust 144A 3.80% 3/20/33 #, ♦	743,358	726,666
British Airways 2019-1 Class AA Pass Through Trust 144A 3.30% 6/15/34 #, ♦	220,020	208,011
Delta Air Lines 7.375% 1/15/26	900,000	904,374
Latam Airlines Group 144A 7.875% 4/15/30 #	495,000	515,642
Penske Truck Leasing 144A 4.45% 1/29/26 #	2,100,000	2,099,619

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Transportation (continued)
United Airlines 144A 4.625% 4/15/29 #	300,000	$ 295,633
United Airlines 2020-1 Class A Pass Through Trust 5.875% 4/15/29 ♦	700,677	720,214
		8,125,569
Utilities — 2.11%
Adani Electricity Mumbai 144A 3.949% 2/12/30 #	245,000	231,175
Aegea Finance 144A 7.625% 1/20/36 #	370,000	368,853
AEP Texas 5.40% 6/1/33	2,805,000	2,886,202
AES Andes 144A 8.15% 6/10/55 #, μ	480,000	508,501
American Electric Power 5.80% 3/15/56 μ	1,270,000	1,268,725
Appalachian Power 4.50% 8/1/32	789,000	781,887
Black Hills 4.55% 1/31/31	1,090,000	1,090,654
Boston Gas 144A 3.757% 3/16/32 #	500,000	471,332
Centrais Eletricas Brasileiras 4.625% 2/4/30 ■	385,000	374,250
Cikarang Listrindo 144A 5.65% 3/12/35 #	610,000	615,585
Colbun 144A 5.375% 9/11/35 #	310,000	310,279
Comision Ejecutiva Hidroelectrica del Rio Lempa 144A 8.65% 1/24/33 #	200,000	209,380
Constellation Energy Generation 5.75% 3/15/54	769,000	780,010
Dominion Energy
6.20% 2/15/56 μ	950,000	957,094
6.625% 5/15/55 μ	1,090,000	1,129,592
Series A 6.875% 2/1/55 μ	1,295,000	1,356,156

Edison International 5.25% 3/15/32	300,000	297,371
Energuate Trust 2 0 144A 6.35% 9/15/35 #	520,000	523,906
EnfraGen Energia Sur 144A 8.499% 6/30/32 #	690,000	726,701
Engie Energia Chile 144A 6.375% 4/17/34 #	380,000	405,950
GDZ Elektrik Dagitim 144A 9.00% 10/15/29 #	310,000	303,558
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Utilities (continued)

Georgia Global Utilities JSC 144A 8.875% 7/25/29 #		275,000	$ 291,186
Georgia Power 4.70% 5/15/32		3,200,000	3,241,480
JSW Hydro Energy 144A 4.125% 5/18/31 #		376,300	356,766
Kallpa Generacion 144A 5.50% 9/11/35 #		430,000	434,579
Mexico Generadora de Energia 144A 5.50% 12/6/32 #		296,239	302,732
Minejesa Capital 144A 4.625% 8/10/30 #		334,428	332,189
Mong Duong Finance Holdings 144A 5.125% 5/7/29 #		691,153	684,451
NextEra Energy Capital Holdings 1.90% 6/15/28		4,500,000	4,254,972
Northumbrian Water Finance 1.625% 10/11/26 ■	GBP	700,000	914,904
NRG Energy
144A 4.734% 10/15/30 #		1,760,000	1,760,543
144A 5.407% 10/15/35 #		1,405,000	1,410,656
Oglethorpe Power
3.75% 8/1/50		1,620,000	1,174,641
6.20% 12/1/53		355,000	374,204
Pacific Gas & Electric
2.10% 8/1/27		1,400,000	1,346,088
3.00% 6/15/28		800,000	771,554
3.30% 3/15/27		700,000	690,870
3.30% 8/1/40		3,166,000	2,401,184
3.50% 8/1/50		1,100,000	751,593
4.20% 3/1/29		3,200,000	3,173,823
4.40% 3/1/32		1,300,000	1,268,807
4.50% 7/1/40		1,100,000	957,744

Pedernales Electric Cooperative 144A 6.202% 11/15/32 #		520,000	541,514
Saavi Energia 144A 8.875% 2/10/35 #		340,000	366,333
Southern California Edison 5.25% 3/15/30		900,000	918,027
Southern California Gas 2.95% 4/15/27		2,600,000	2,562,119
Star Energy Geothermal Wayang Windu 144A 6.75% 4/24/33 #		304,602	315,798

Schedules of investments
Optimum Fixed Income Fund
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Utilities (continued)

Virginia Electric and Power 5.00% 4/1/33		4,000,000	$ 4,072,704
Vistra 144A 7.00% 12/15/26 #, μ, ψ		1,500,000	1,524,000
Vistra Operations
144A 6.00% 4/15/34 #		595,000	627,780
144A 6.95% 10/15/33 #		3,900,000	4,352,790
			57,773,192
Total Corporate Bonds (cost $897,762,141)			901,868,790

Government Agency Obligations — 0.54%
Airport Authority 144A 4.875% 7/15/30 #		200,000	208,110
Chile Electricity Lux MPC 144A 6.01% 1/20/33 #		416,175	437,827
Chile Electricity Lux MPC II 144A 5.58% 10/20/35 #		312,802	323,524
Corp Nacional del Cobre de Chile
144A 3.70% 1/30/50 #		225,000	160,069
144A 4.25% 7/17/42 #		200,000	165,686
144A 6.33% 1/13/35 #		400,000	427,500

CPPIB Capital 4.30% 6/2/34 ■	CAD	4,000,000	3,034,246
Ecopetrol 5.875% 11/2/51		485,000	359,628
FIEMEX Energia - Banco Actinver Institucion de Banca Multiple 144A 7.25% 1/31/41 #		534,874	571,994
First Abu Dhabi Bank PJSC 4.50% 4/5/26 μ, ψ, ■		325,000	323,406
Freeport Indonesia 144A 5.315% 4/14/32 #		335,000	339,236
Gaci First Investment 4.875% 2/14/35 ■		539,000	538,055
Georgian Railway JSC 4.00% 6/17/28 ■		200,000	186,910
Hutama Karya Persero 144A 3.75% 5/11/30 #		454,000	439,282
Korea Development Bank 4.875% 2/3/30		200,000	207,107
Korea Hydro & Nuclear Power 144A 5.00% 7/18/28 #		460,000	470,821
Ma'aden Sukuk 144A 5.25% 2/13/30 #		670,000	692,047
	Principal amount°	Value (US $)

Government Agency Obligations (continued)

Mazoon Assets 144A 5.25% 10/9/31 #	200,000	$ 203,968
MISC Capital Two Labuan 144A 3.75% 4/6/27 #	315,000	311,822
OCP
144A 3.75% 6/23/31 #	200,000	188,028
144A 7.50% 5/2/54 #	685,000	761,108

Oryx Funding 144A 5.80% 2/3/31 #	250,000	261,887
Perusahaan Perseroan Persero Perusahaan Listrik Negara 144A 5.25% 5/15/47 #	415,000	380,735
Petroleos Mexicanos
5.95% 1/28/31	600,000	581,541
6.70% 2/16/32	76,000	75,364
7.69% 1/23/50	240,000	218,362
10.00% 2/7/33	100,000	116,112
Petronas Capital
144A 2.48% 1/28/32 #	200,000	180,341
144A 4.95% 1/3/31 #	430,000	444,087

QazaqGaz JSC 144A 4.375% 9/26/27 #	430,000	427,524
Saudi Arabian Oil
144A 4.25% 4/16/39 #	200,000	182,297
144A 5.75% 7/17/54 #	400,000	398,430

Sweihan PV Power PJSC 144A 3.625% 1/31/49 #	393,923	335,165
Telecommunications Telekom Srbija AD Belgrade 144A 7.00% 10/28/29 #	475,000	483,290
YPF 144A 9.50% 1/17/31 #	440,000	450,956
Total Government Agency Obligations (cost $14,603,667)		14,886,465

Municipal Bonds — 0.60%
American Municipal Power, Ohio
(Combined Hydroelectric Projects - Build America Bonds) Series B 8.084% 2/15/50	1,500,000	1,928,265
Chicago, Illinois Transit Authority Sales Tax Receipts Revenue
(Pension Funding) Series A 6.899% 12/1/40	1,642,461	1,836,715

	Principal amount°	Value (US $)

Municipal Bonds (continued)
Chicago, Illinois Transit Authority Sales Tax Receipts Revenue
(Retiree Health Care) Series B 6.899% 12/1/40	1,642,475	$ 1,836,730
Golden State, California Tobacco Securitization
(Senior) Series A1 2.587% 6/1/29	1,700,000	1,590,469
Municipal Electric Authority of Georgia
(Build America Bonds Plant Vogtle Units 3 & 4 Project) 6.655% 4/1/57	1,663,000	1,811,523
New York State Urban Development
(Build America Bonds) Series E 5.77% 3/15/39	625,000	646,650
Texas Water Development Board Revenue
(Master Trust) 4.75% 10/15/55	3,030,000	3,053,210
West Virginia Tobacco Settlement Finance Authority
(Class 1 Senior Current Interest Bonds)
Series A 1.82% 6/1/26	250,000	246,212
Series A 2.351% 6/1/28	300,000	285,321
Series A 2.551% 6/1/29	300,000	281,271
Series A 2.951% 6/1/31	500,000	455,160
Wisconsin Public Finance Authority Senior Lien Toll Revenue
(Georgia SR 400 Express Lanes Project) 6.50% 12/31/65 (AMT)	2,375,000	2,600,269
Total Municipal Bonds (cost $17,524,101)		16,571,795

Non-Agency Asset-Backed Securities — 3.47%
ABFC Trust Series 2006-HE1 A2D 4.712% (TSFR01M + 0.55%, Floor 0.44%) 1/25/37 •	216,644	121,365
ACHV ABS Trust Series 2024-3AL A 144A 5.01% 12/26/31 #	472,541	476,775
	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)
Argent Securities Trust
Series 2006-M1 A2C 4.572% (TSFR01M + 0.41%, Floor 0.30%) 7/25/36 •	1,026,399	$ 276,875
Series 2006-W4 A2C 4.592% (TSFR01M + 0.43%, Floor 0.32%) 5/25/36 •	538,082	127,574

Bear Stearns Asset-Backed Securities I Trust Series 2005-FR1 M2 5.277% (TSFR01M + 1.12%, Floor 1.01%) 6/25/35 •	219,646	215,758
Capital Street Master Trust Series 2025-1 A 144A 5.474% (SOFR + 1.10%, Floor 1.10%) 8/16/29 #, •	500,000	499,998
Carvana Auto Receivables Trust
Series 2024-N2 A2 144A 5.90% 8/10/27 #	38,360	38,393
Series 2024-P2 A3 5.33% 7/10/29	4,000,000	4,035,329

Centex Home Equity Loan Trust Series 2002-A AF6 5.54% 1/25/32	74	73
Chase Auto Owner Trust Series 2024-2A A3 144A 5.52% 6/25/29 #	2,900,000	2,942,419
Chesapeake Funding II Series 2024-1A A1 144A 5.52% 5/15/36 #	1,936,580	1,960,833
CIT Mortgage Loan Trust Series 2007-1 1M1 144A 6.522% (TSFR01M + 1.61%, Floor 2.25%) 10/25/37 #, •	2,451,187	2,480,176
Citizens Auto Receivables Trust Series 2023-1 A3 144A 5.84% 1/18/28 #	4,307,151	4,336,916
Countrywide Asset-Backed Certificates Trust
Series 2004-3 2A 4.672% (TSFR01M + 0.51%, Floor 0.40%) 8/25/34 •	20,796	20,409

Schedules of investments
Optimum Fixed Income Fund
	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)
Countrywide Asset-Backed Certificates Trust
Series 2006-1 AF6 4.423% 7/25/36 •	13,950	$ 13,770
Series 2006-11 1AF6 6.15% 9/25/46 •	16,357	15,202
Series 2006-26 2A4 4.712% (TSFR01M + 0.55%, Floor 0.44%) 6/25/37 •	611,482	598,828
Series 2007-6 2A4 4.892% (TSFR01M + 0.73%, Floor 0.62%) 9/25/37 •	935,879	776,470

CWABS Asset-Backed Certificates Trust Series 2005-3 MV7 6.222% (TSFR01M + 2.06%, Floor 1.95%) 8/25/35 •	4,200,000	3,980,432
CyrusOne Data Centers Issuer I Series 2024-2A A2 144A 4.50% 5/20/49 #	5,000,000	4,916,248
DataBank Issuer Series 2021-1A A2 144A 2.06% 2/27/51 #	1,600,000	1,580,623
Diamond Infrastructure Funding Series 2021-1A A 144A 1.76% 4/15/49 #	4,700,000	4,507,564
Domino's Pizza Master Issuer Series 2021-1A A2I 144A 2.662% 4/25/51 #	7,196,500	6,803,264
EquiFirst Mortgage Loan Trust Series 2004-2 M7 7.272% (TSFR01M + 3.11%, Floor 3.00%) 10/25/34 •	662,361	627,337
Ford Credit Auto Owner Trust Series 2024-B A3 5.10% 4/15/29	2,900,000	2,942,782
Ford Credit Floorplan Master Owner Trust Series 2024-1 A1 144A 5.29% 4/15/29 #	6,500,000	6,622,927
Fremont Home Loan Trust Series 2004-B M1 5.142% (TSFR01M + 0.98%, Floor 0.87%) 5/25/34 •	1,643,556	1,612,921
	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)

Frontier Issuer Series 2024-1 A2 144A 6.19% 6/20/54 #	1,350,000	$ 1,391,477
GE-WMC Mortgage Securities Trust Series 2006-1 A2B 4.572% (TSFR01M + 0.41%, Floor 0.30%) 8/25/36 •	1,522,664	641,454
GLS Auto Select Receivables Trust Series 2024-3A A2 144A 5.59% 10/15/29 #	328,379	332,451
GreenState Auto Receivables Trust Series 2024-1A A2 144A 5.53% 8/16/27 #	736,907	738,185
GSAMP Trust
Series 2006-FM3 A2D 4.732% (TSFR01M + 0.57%, Floor 0.46%) 11/25/36 •	688,346	319,238
Series 2007-SEA1 A 144A 4.572% (TSFR01M + 0.41%, Floor 0.30%) 12/25/36 #, •	272,382	270,624

Home Equity Mortgage Loan Asset-Backed Trust Series 2007-A 2A3 4.512% (TSFR01M + 0.35%, Floor 0.24%) 4/25/37 •	921,664	624,208
HSI Asset Securitization Trust Series 2006-HE1 2A1 4.372% (TSFR01M + 0.21%, Floor 0.10%) 10/25/36 •	20,165	7,112
Long Beach Mortgage Loan Trust
Series 2006-1 2A4 4.872% (TSFR01M + 0.71%, Floor 0.60%) 2/25/36 •	2,174,104	1,915,307
Series 2006-7 1A 4.582% (TSFR01M + 0.42%, Floor 0.31%) 8/25/36 •	2,011,020	1,042,048

	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)
Morgan Stanley ABS Capital I Trust
Series 2007-HE1 A2C 4.422% (TSFR01M + 0.26%, Floor 0.15%) 11/25/36 •	3,214,695	$ 1,885,670
Series 2007-HE5 A2D 4.612% (TSFR01M + 0.45%, Floor 0.34%) 3/25/37 •	2,479,665	1,047,506

New Century Home Equity Loan Trust Series 2005-1 M2 4.992% (TSFR01M + 0.83%, Cap 12.50%, Floor 0.83%) 3/25/35 •	198,000	199,114
Nissan Master Owner Trust Receivables Series 2024-B A 144A 5.05% 2/15/29 #	8,000,000	8,102,194
Option One Mortgage Loan Trust
Series 2005-1 M1 5.052% (TSFR01M + 0.89%, Floor 0.78%) 2/25/35 •	579,549	554,691
Series 2007-4 2A4 4.582% (TSFR01M + 0.42%, Floor 0.31%) 4/25/37 •	4,206,667	2,379,652

Porsche Innovative Lease Owner Trust Series 2024-1A A3 144A 4.67% 11/22/27 #	3,800,000	3,819,404
Santander Drive Auto Receivables Trust Series 2025-1 D 5.43% 3/17/31	1,600,000	1,623,845
SLAM Series 2025-1A A 144A 5.807% 5/15/50 #	2,841,788	2,914,521
Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-AA A2 144A 4.63% 7/20/27 #	2,716,961	2,728,817
Structured Asset Investment Loan Trust Series 2003-BC2 M1 5.652% (TSFR01M + 1.49%, Floor 1.38%) 4/25/33 •	15,778	16,169
	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)
Structured Asset Securities Mortgage Loan Trust
Series 2006-BC1 A6 4.542% (TSFR01M + 0.38%, Floor 0.27%) 3/25/36 •	757,171	$ 731,328
Series 2006-BC2 A1 4.427% (TSFR01M + 0.27%, Floor 0.16%) 9/25/36 •	2,532,829	1,565,678

Toyota Auto Receivables Owner Trust Series 2024-B A3 5.33% 1/16/29	5,500,000	5,583,728
Westlake Automobile Receivables Trust
Series 2024-3A A2A 144A 4.82% 9/15/27 #	907,651	908,709
Series 2025-2A A2A 144A 4.66% 9/15/28 #	1,200,000	1,203,495

World Omni Auto Receivables Trust Series 2024-B A2B 4.802% (SOFR + 0.43%) 9/15/27 •	205,951	205,953
Total Non-Agency Asset-Backed Securities (cost $100,785,943)		95,283,839

Non-Agency Collateralized Mortgage Obligations — 2.90%
Alternative Loan Trust Resecuritization Series 2008-2R 3A1 6.00% 8/25/37 •	784,809	358,647
Angel Oak Mortgage Trust Series 2024-2 A1 144A 5.985% 1/25/69 #, ~	1,045,036	1,055,591
ARM Trust
Series 2005-10 3A31 3.951% 1/25/36 •	13,299	11,834
Series 2006-2 1A4 4.752% 5/25/36 •	223,564	192,350
Banc of America Funding Trust
Series 2005-E 7A1 5.583% (12MTA + 1.43%, Floor 1.43%) 6/20/35 •	51,766	47,356
Series 2006-I 1A1 5.993% 12/20/36 •	44,754	44,217

Banc of America Mortgage Trust Series 2003-D 2A1 7.022% 5/25/33 •	348	342

Schedules of investments
Optimum Fixed Income Fund
	Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)

Bear Stearns ARM Trust Series 2003-5 2A1 4.737% 8/25/33 •	10,745	$ 9,973
Bear Stearns Asset-Backed Securities Trust Series 2007-SD1 22A1 5.125% 10/25/36 •	90,897	38,524
Chase Home Lending Mortgage Trust
Series 2024-7 A11 144A 5.656% (SOFR + 1.30%, Cap 8.00%) 6/25/55 #, •	2,786,011	2,786,057
Series 2024-RPL1 A1A 144A 3.25% 3/25/64 #, •	1,582,787	1,420,796
Series 2024-RPL3 A1A 144A 3.25% 9/25/64 #, •	2,997,851	2,688,346

Chase Mortgage Finance Trust Series 2005-A1 3A1 4.511% 12/25/35 •	27,019	23,496
CHL Mortgage Pass Through Trust Series 2007-4 1A1 6.00% 5/25/37 ♦	649,299	263,378
Citigroup Mortgage Loan Trust Series 2024-1 A11 144A 5.706% (SOFR + 1.35%, Cap 8.00%) 7/25/54 #, •	2,736,910	2,749,026
COLT Mortgage Loan Trust Series 2024-3 A1 144A 6.393% 6/25/69 #, ~	2,190,334	2,221,875
Connecticut Avenue Securities Series 2025-R01 1M2 144A 5.856% (SOFR + 1.50%) 1/25/45 #, •	680,000	680,208
Connecticut Avenue Securities Trust
Series 2022-R01 1M2 144A 6.256% (SOFR + 1.90%) 12/25/41 #, •	1,500,000	1,520,865
Series 2022-R02 2M2 144A 7.356% (SOFR + 3.00%) 1/25/42 #, •	900,000	918,279
Series 2024-R04 1M1 144A 5.456% (SOFR + 1.10%) 5/25/44 #, •	2,398,031	2,399,508
	Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)
Connecticut Avenue Securities Trust
Series 2025-R02 1M2 144A 5.956% (SOFR + 1.60%) 2/25/45 #, •	1,620,000	$ 1,622,507
Series 2025-R03 2M1 144A 5.956% (SOFR + 1.60%) 3/25/45 #, •	1,508,701	1,515,071
Series 2025-R04 1M2 144A 5.856% (SOFR + 1.50%) 5/25/45 #, •	2,870,000	2,881,064
Series 2025-R05 2M2 144A 5.956% (SOFR + 1.60%) 7/25/45 #, •	1,280,000	1,284,471

Cross Mortgage Trust Series 2024-H3 A1 144A 6.272% 6/25/69 #, ~	3,045,590	3,085,791
CSMC Mortgage-Backed Trust
Series 2007-1 5A14 6.00% 2/25/37	134,701	72,829
Series 2007-3 4A12 2.478% (6.64% minus TSFR01M, Cap 6.75%) 4/25/37 Σ, =, •	58,662	8,112
Series 2007-3 4A15 5.50% 4/25/37	26,048	21,241
Series 2007-3 4A6 4.522% (TSFR01M + 0.36%, Cap 7.00%, Floor 0.25%) 4/25/37 •	58,662	45,385

CSMC Trust Series 2005-1R 2A5 144A 5.75% 12/26/35 #	447,966	258,162
First Franklin Mortgage Loan Trust Series 2006-FF5 2A3 4.592% (TSFR01M + 0.43%, Floor 0.32%) 4/25/36 •	421,899	414,445
Flagstar Mortgage Trust Series 2021-2 A6 144A 2.50% 4/25/51 #, •	659,423	590,972
GCAT Trust Series 2024-NQM2 A1 144A 6.085% 6/25/59 #, ~	2,666,202	2,697,469
GMACM Mortgage Loan Trust Series 2006-J1 A1 5.75% 4/25/36	11,352	9,714

	Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)
GS Mortgage-Backed Securities Trust
Series 2021-PJ4 A8 144A 2.50% 9/25/51 #, •	1,649,682	$ 1,480,574
Series 2021-PJ7 A2 144A 2.50% 1/25/52 #, •	1,926,731	1,596,832

GSR Mortgage Loan Trust Series 2007-AR1 2A1 4.245% 3/25/47 •	322,300	177,749
JPMorgan Alternative Loan Trust Series 2007-A2 11A1 4.632% (TSFR01M + 0.47%, Cap 11.50%, Floor 0.36%) 6/25/37 •	2,549,878	1,290,328
JPMorgan Mortgage Trust
Series 2006-A6 2A4L 5.561% 10/25/36 •	135,361	107,454
Series 2006-A7 2A2 4.471% 1/25/37 •	23,757	19,059
Series 2007-A1 6A1 5.456% 7/25/35 •	20,047	19,497
Series 2014-2 B1 144A 3.383% 6/25/29 #, •	21,186	20,549
Series 2014-2 B2 144A 3.383% 6/25/29 #, •	21,186	20,518
Series 2015-4 B1 144A 3.507% 6/25/45 #, •	304,812	284,989
Series 2015-4 B2 144A 3.507% 6/25/45 #, •	130,277	121,580
Series 2016-4 B1 144A 3.783% 10/25/46 #, •	138,280	131,224
Series 2016-4 B2 144A 3.783% 10/25/46 #, •	252,300	238,562
Series 2017-1 B3 144A 3.446% 1/25/47 #, •	692,517	626,255
Series 2017-2 A3 144A 3.50% 5/25/47 #, •	39,980	36,178
Series 2020-2 A3 144A 3.50% 7/25/50 #, •	114,723	103,147
Series 2020-7 A3 144A 3.00% 1/25/51 #, •	371,370	322,106
Series 2021-1 A3 144A 2.50% 6/25/51 #, •	595,794	495,300
Series 2021-10 A3 144A 2.50% 12/25/51 #, •	1,283,044	1,062,878
Series 2021-13 B1 144A 3.135% 4/25/52 #, •	1,818,244	1,538,683
		Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)
JPMorgan Trust
Series 2015-5 B2 144A 5.925% 5/25/45 #, •		22,743	$ 22,630
Series 2015-6 B1 144A 3.514% 10/25/45 #, •		102,546	99,290
Series 2015-6 B2 144A 3.514% 10/25/45 #, •		99,774	96,360

Lehman Mortgage Trust Series 2007-10 2A2 6.50% 1/25/38		1,141,774	305,342
Ludgate Funding
Series 2006-1X A2A 4.295% (SONIA + 0.31%) 12/1/60 ■, •	GBP	575,462	765,714
Series 2008-W1X A1 4.706% (SONIA + 0.72%) 1/1/61 ■, •	GBP	227,934	304,210

Mansard Mortgages Series 2007-1X A2 4.368% (SONIA + 0.30%) 4/15/47 ■, •	GBP	240,121	321,141
MASTR Alternative Loan Trust
Series 2004-3 8A1 7.00% 4/25/34		750	783
Series 2004-5 6A1 7.00% 6/25/34		7,215	7,414

MASTR ARM Trust Series 2004-4 4A1 5.859% 5/25/34 •		18,614	18,113
Merrill Lynch Mortgage Investors Trust Series 2004-A1 2A2 6.187% 2/25/34 •		984	935
Mill City Mortgage Loan Trust Series 2019-1 A1 144A 3.25% 10/25/69 #, •		3,124,082	3,052,154
Morgan Stanley Residential Mortgage Loan Trust
Series 2020-1 A2A 144A 2.50% 12/25/50 #, •		604,469	495,408
Series 2021-1 A2 144A 2.50% 3/25/51 #, •		551,010	458,428
Series 2021-4 A3 144A 2.50% 7/25/51 #, •		620,209	516,001
New Residential Mortgage Loan Trust
Series 2018-RPL1 A1 144A 3.50% 12/25/57 #, •		79,816	77,529

Schedules of investments
Optimum Fixed Income Fund
	Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)
New Residential Mortgage Loan Trust
Series 2019-RPL3 A1 144A 2.75% 7/25/59 #, •	1,742,220	$ 1,682,476

OBX Trust Series 2024-NQM8 A1 144A 6.233% 5/25/64 #, ~	2,191,331	2,221,799
PRKCM Series 2024-AFC1 A1 144A 6.333% 3/25/59 #, ~	602,398	609,457
PRPM Series 2024-RPL1 A1 144A 4.20% 12/25/64 #, ~	2,668,287	2,632,868
RAAC Trust Series 2005-SP2 2A 4.872% (TSFR01M + 0.71%, Cap 14.00%, Floor 0.60%) 6/25/44 •	111,756	102,753
Radnor Re Series 2024-1 M1B 144A 7.256% (SOFR + 2.90%, Floor 2.90%) 9/25/34 #, •	233,000	234,797
RALI Series Trust
Series 2007-QA5 2A1 6.196% 9/25/37 •	1,724,885	1,138,538
Series 2007-QH8 A 5.139% 10/25/37 •	936,220	747,642
RCKT Mortgage Trust
Series 2021-1 A1 144A 2.50% 3/25/51 #, •	594,275	492,522
Series 2021-6 A1 144A 2.50% 12/25/51 #, •	1,297,392	1,076,158

Reperforming Loan REMIC Trust Series 2006-R1 AF1 144A 4.612% (TSFR01M + 0.45%, Cap 9.50%, Floor 0.34%) 1/25/36 #, •	225,266	213,364
Sequoia Mortgage Trust
Series 2004-5 A3 5.227% (TSFR06M + 0.99%, Cap 11.50%, Floor 0.56%) 6/20/34 •	37,540	35,577
Series 2007-1 4A1 3.573% 9/20/46 •	156,205	102,510
Series 2015-1 B2 144A 3.937% 1/25/45 #, •	79,680	77,666
		Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)
Sequoia Mortgage Trust
Series 2017-5 B2 144A 3.786% 8/25/47 #, •		2,357,574	$ 2,221,856
Series 2020-4 A2 144A 2.50% 11/25/50 #, •		502,801	416,107

Stratton Mortgage Funding Series 2024-2A A 144A 4.887% (SONIA + 0.90%) 6/28/50 #, •	GBP	733,776	988,275
Structured ARM Loan Trust Series 2006-1 7A4 4.065% 2/25/36 •		28,086	23,977
Structured Asset Mortgage Investments II Trust Series 2005-AR5 A2 4.748% (TSFR01M + 0.61%, Cap 11.00%, Floor 0.50%) 7/19/35 •		37,304	37,105
Towd Point Mortgage Trust
Series 2017-4 M1 144A 3.25% 6/25/57 #, •		615,000	567,471
Series 2018-1 A1 144A 3.00% 1/25/58 #, •		34,426	34,114
Series 2019-4 A1 144A 2.90% 10/25/59 #, •		3,334,671	3,204,568
Series 2024-5 A1A 144A 4.562% 10/25/64 #, •		3,449,810	3,473,499
Verus Securitization Trust
Series 2023-7 A1 144A 7.07% 10/25/68 #, ~		3,672,973	3,730,621
Series 2024-4 A1 144A 6.218% 6/25/69 #, ~		2,811,945	2,849,785
WaMu Mortgage Pass Through Certificates Trust
Series 2005-AR16 1A3 4.64% 12/25/35 ♦, •		110,946	101,841
Series 2007-HY1 3A3 4.108% 2/25/37 ♦, •		85,114	73,085
Series 2007-HY7 4A1 4.662% 7/25/37 ♦, •		179,517	163,211
Wells Fargo Mortgage-Backed Securities Trust
Series 2006-AR11 A6 6.205% 8/25/36 •		76,890	70,946

	Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)
Wells Fargo Mortgage-Backed Securities Trust
Series 2020-1 A1 144A 3.00% 12/25/49 #, •	109,428	$ 94,874
Total Non-Agency Collateralized Mortgage Obligations (cost $85,172,719)		79,592,277

Non-Agency Commercial Mortgage-Backed Securities — 4.10%
1301 Trust Series 2025-1301 A 144A 5.227% 8/11/42 #, •	3,150,000	3,190,539
AG Trust Series 2024-NLP A 144A 6.166% (TSFR01M + 2.02%, Floor 2.02%) 7/15/41 #, •	1,900,663	1,906,602
BANK
Series 2017-BNK5 B 3.896% 6/15/60 •	605,000	585,621
Series 2017-BNK7 A5 3.435% 9/15/60	1,120,000	1,102,041
Series 2019-BN20 A3 3.011% 9/15/62	8,000,000	7,499,556
Series 2019-BN21 A5 2.851% 10/17/52	2,100,000	1,973,186
Series 2020-BN29 A4 1.997% 11/15/53	5,880,000	5,130,297
Series 2022-BNK39 B 3.347% 2/15/55 •	1,353,000	1,194,390
Series 2022-BNK39 C 3.378% 2/15/55 •	797,000	675,578
Series 2022-BNK40 B 3.504% 3/15/64 •	1,800,000	1,584,897
Series 2024-BNK47 A5 5.716% 6/15/57	3,500,000	3,724,988
Benchmark Mortgage Trust
Series 2020-B17 A5 2.289% 3/15/53	3,460,000	3,104,288
Series 2020-B19 A5 1.85% 9/15/53	3,000,000	2,639,324
Series 2020-B20 A5 2.034% 10/15/53	5,250,000	4,621,939
Series 2021-B24 A5 2.584% 3/15/54	6,790,000	6,062,193
Series 2022-B32 B 3.202% 1/15/55 •	1,800,000	1,509,310
Series 2022-B32 C 3.571% 1/15/55 •	2,200,000	1,727,329
	Principal amount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)
Benchmark Mortgage Trust
Series 2022-B33 B 3.734% 3/15/55 •	900,000	$ 784,566
Series 2022-B33 C 3.734% 3/15/55 •	900,000	714,251
Series 2022-B34 A5 3.786% 4/15/55 •	2,950,000	2,750,027
Series 2022-B35 A5 4.591% 5/15/55 •	3,375,000	3,304,141
Series 2022-B36 A5 4.47% 7/15/55 •	800,000	786,440

BMO Mortgage Trust Series 2022-C1 A5 3.374% 2/15/55 •	600,000	556,166
Cantor Commercial Real Estate Lending
Series 2019-CF1 A5 3.786% 5/15/52	2,340,000	2,286,197
Series 2019-CF2 A5 2.874% 11/15/52	4,000,000	3,760,210
Series 2019-CF3 A4 3.006% 1/15/53	800,000	747,637
CD Mortgage Trust
Series 2017-CD6 B 3.911% 11/13/50 •	440,000	419,785
Series 2019-CD8 A4 2.912% 8/15/57	4,575,000	4,233,884

CFCRE Commercial Mortgage Trust Series 2016-C7 A3 3.839% 12/10/54	3,100,000	3,066,487
Citigroup Commercial Mortgage Trust
Series 2016-P3 A4 3.329% 4/15/49	1,305,000	1,294,332
Series 2017-C4 A4 3.471% 10/12/50	635,000	624,408
COMM Mortgage Trust
Series 2016-CR28 A4 3.762% 2/10/49	2,074,773	2,070,642
Series 2018-HCLV A 144A 5.446% (TSFR01M + 1.30%, Floor 1.00%) 9/15/33 #, •	2,900,000	2,668,000

DB-JPM Mortgage Trust Series 2016-C1 A4 3.276% 5/10/49	900,000	891,936
GS Mortgage Securities Trust
Series 2017-GS5 A4 3.674% 3/10/50	1,280,000	1,264,367

Schedules of investments
Optimum Fixed Income Fund
	Principal amount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)
GS Mortgage Securities Trust
Series 2017-GS6 A3 3.433% 5/10/50	1,935,000	$ 1,905,774
Series 2019-GC39 A4 3.567% 5/10/52	1,250,000	1,194,625
Series 2019-GC42 A4 3.001% 9/10/52	5,000,000	4,693,735

Hilton USA Trust Series 2016-SFP A 144A 2.828% 11/5/35 #	2,500,000	2,074,975
IRV Trust Series 2025-200P A 144A 5.471% 3/14/47 #, •	4,000,000	4,088,751
JPM-DB Commercial Mortgage Securities Trust
Series 2016-C2 A4 3.144% 6/15/49	1,640,000	1,621,150
Series 2016-C4 A3 3.141% 12/15/49	1,065,000	1,045,838
Series 2017-C7 A5 3.409% 10/15/50	2,395,000	2,341,994
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-LC11 B 3.499% 4/15/46	76,508	70,028
Series 2016-JP2 AS 3.056% 8/15/49	1,250,000	1,217,771

MAD Commercial Mortgage Trust Series 2025-11MD A 144A 4.754% 10/15/42 #, •	6,200,000	6,182,862
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C26 A5 3.531% 10/15/48	205,735	205,343
Morgan Stanley Capital I Trust
Series 2014-150E A 144A 3.912% 9/9/32 #	3,700,000	3,356,666
Series 2019-L3 A4 3.127% 11/15/52	1,000,000	950,255

	Principal amount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)

Wells Fargo Commercial Mortgage Trust Series 2016-BNK1 A3 2.652% 8/15/49	1,220,000	$ 1,200,494
Total Non-Agency Commercial Mortgage-Backed Securities (cost $117,620,125)		112,605,815

Loan Agreements — 0.90%
Brokerage — 0.03%
Jefferies Finance 6.924% (SOFR01M + 2.75%) 10/21/31 •	693,254	693,254
		693,254
Capital Goods — 0.01%
Standard Industries 5.885% (SOFR01M + 1.75%) 9/22/28 •	337,624	338,611
		338,611
Communications — 0.14%
Charter Communications Operating
Tranche B-4 5.985% (SOFR03M + 2.00%) 12/7/30 •	1,817,625	1,817,069
Tranche B5 6.235% (SOFR03M + 2.25%) 12/15/31 •	463,497	463,859

Midcontinent Communications 6.635% (SOFR01M + 2.50%) 8/16/31 •	1,212,750	1,215,782
Virgin Media Bristol Tranche Y 7.373% (SOFR06M + 3.28%) 3/31/31 •	215,000	212,299
		3,709,009
Consumer Cyclical — 0.25%
Hilton Worldwide Finance Tranche B4 5.908% (SOFR01M + 1.75%) 11/8/30 •	1,088,891	1,090,568
IRB Holding Tranche B 6.663% (SOFR01M + 2.50%) 12/15/27 •	3,463,033	3,467,601
White Cap Supply Holdings Tranche C 7.416% (SOFR01M + 3.25%) 10/19/29 •	2,282,750	2,285,864
		6,844,033

	Principal amount°	Value (US $)

Loan Agreements (continued)
Finance Companies — 0.09%
Dragon Buyer (SOFR03M + 2.75%) 6.752% 9/30/31 •	1,401,470	$ 1,404,390
June Purchaser 7.002% (SOFR03M + 3.00%) 11/28/31 •	1,176,943	1,181,540
		2,585,930
Industrials — 0.09%
Azorra Soar TLB Finance 6.788% (SOFR03M + 2.75%) 10/18/29 •	698,498	701,117
SPX Flow 6.913% (SOFR01M + 2.75%) 4/5/29 •	1,780,000	1,790,013
		2,491,130
Insurance — 0.10%
Ardonagh Group Finco Tranche B 6.752% - 6.950% (SOFR03M + 2.75%) 2/15/31 •	2,786,017	2,777,311
		2,777,311
Technology — 0.10%
Amentum Holdings 6.414% (SOFR01M + 2.25%) 9/29/31 •	1,472,000	1,472,000
Icon Parent I 6.753% (SOFR03M + 2.75%) 11/13/31 •	1,265,000	1,265,000
		2,737,000
Transportation — 0.01%
Delta Air Lines 8.076% (SOFR03M + 3.75%) 10/20/27 •	137,981	138,314
		138,314
Utilities — 0.08%
Calpine
5.913% (SOFR01M + 1.75%) 2/15/32 •	181,177	181,194
Tranche B-10 5.913% (SOFR01M + 1.75%) 1/31/31 •	237,556	237,579

Lightning Power Tranche B 6.252% (SOFR03M + 2.25%) 8/18/31 •	1,330,918	1,331,392
		Principal amount°	Value (US $)

Loan Agreements (continued)
Utilities (continued)

Vistra Operations 5.913% (SOFR01M + 1.75%) 12/20/30 •		495,461	$ 496,613
			2,246,778
Total Loan Agreements (cost $24,481,090)			24,561,370

Sovereign Bonds — 4.25%Δ
Albania — 0.01%
Albania Government International Bonds
144A 3.50% 6/16/27 #	EUR	150,000	177,289
144A 4.75% 2/14/35 #	EUR	150,000	177,847
			355,136
Angola — 0.01%
Angolan Government International Bond 8.25% 5/9/28 ■		200,000	201,433
			201,433
Argentina — 0.02%
Argentine Republic Government International Bonds
0.75% 7/9/30 ~		469,887	317,878
1.00% 7/9/29		25,466	18,573
4.125% 7/9/35 ~		461,150	241,873
			578,324
Armenia — 0.01%
Republic of Armenia International Bond 3.60% 2/2/31 ■		440,000	397,471
			397,471
Azerbaijan — 0.01%
Republic of Azerbaijan International Bond 144A 3.50% 9/1/32 #		325,000	303,157
			303,157
Bahrain — 0.01%
Bahrain Government International Bond 144A 7.375% 5/14/30 #		300,000	323,905
			323,905
Benin — 0.01%
Benin Government International Bond 144A 7.96% 2/13/38 #		200,000	205,013
			205,013

Schedules of investments
Optimum Fixed Income Fund
		Principal amount°	Value (US $)

Sovereign Bonds Δ(continued)
Bermuda — 0.02%
Bermuda Government International Bonds
144A 5.00% 7/15/32 #		400,000	$ 411,072
5.00% 7/15/32 ■		255,000	262,058
			673,130
Brazil — 1.30%
Brazil Letras do Tesouro Nacional 14.329% 4/1/26 ^	BRL	191,000,000	33,502,037
Brazilian Government International Bonds
4.75% 1/14/50		210,000	157,290
6.00% 10/20/33		200,000	205,300
7.125% 5/13/54		300,000	305,025
7.25% 1/12/56		1,570,000	1,589,782
			35,759,434
Canada — 0.78%
Province of British Columbia Canada 4.15% 6/18/34	CAD	3,700,000	2,777,619
Province of Ontario Canada 3.80% 12/2/34	CAD	10,500,000	7,648,997
Province of Quebec Canada 4.45% 9/1/34	CAD	14,200,000	10,878,708
			21,305,324
Chile — 0.02%
Chile Government International Bonds
3.10% 5/7/41		323,000	246,643
3.50% 1/25/50		400,000	292,140
			538,783
Colombia — 0.01%
Colombia Government International Bond 8.75% 11/14/53		200,000	219,830
			219,830
Costa Rica — 0.01%
Costa Rica Government International Bond 144A 7.00% 4/4/44 #		200,000	212,900
			212,900
Dominican Republic — 0.04%
Dominican Republic International Bonds
144A 4.875% 9/23/32 #		500,000	478,900
5.30% 1/21/41 ■		231,000	209,402
	Principal amount°	Value (US $)

Sovereign Bonds Δ(continued)
Dominican Republic (continued)
Dominican Republic International Bonds
144A 6.95% 3/15/37 #	250,000	$ 267,237
		955,539
Ecuador — 0.01%
Ecuador Government International Bond 6.90% 7/31/30 ■, ~	350,000	311,063
		311,063
Egypt — 0.02%
Egypt Government International Bonds
144A 8.70% 3/1/49 #	359,000	320,166
8.70% 3/1/49 ■	200,000	178,365
		498,531
Ghana — 0.00%
Ghana Government International Bonds
144A 5.00% 7/3/29 #, ~	55,660	54,328
144A 5.00% 7/3/35 #, ~	80,040	67,660
		121,988
Guatemala — 0.01%
Guatemala Government Bond 144A 6.55% 2/6/37 #	200,000	211,507
		211,507
Honduras — 0.01%
Honduras Government International Bond 144A 8.625% 11/27/34 #	200,000	219,750
		219,750
Hungary — 0.01%
MFB Magyar Fejlesztesi Bank 6.50% 6/29/28 ■	215,000	225,816
		225,816
Israel — 0.10%
Israel Government International Bonds
5.375% 3/12/29	1,400,000	1,440,528
5.375% 2/19/30	1,200,000	1,239,263
		2,679,791
Italy — 0.25%
Cassa Depositi e Prestiti 144A 5.875% 4/30/29 #	6,600,000	6,969,426
		6,969,426

		Principal amount°	Value (US $)

Sovereign Bonds Δ(continued)
Ivory Coast — 0.02%
Ivory Coast Government International Bonds
144A 6.125% 6/15/33 #		430,000	$ 413,867
144A 8.075% 4/1/36 #		200,000	207,628
			621,495
Japan — 0.49%
Japan Government Forty Year Bond 2.20% 3/20/64	JPY	722,000,000	3,747,979
Japan Government Thirty Year Bonds
2.30% 12/20/54	JPY	470,000,000	2,711,800
2.40% 3/20/55	JPY	271,000,000	1,598,512
Japan Government Twenty Year Bonds
2.00% 12/20/44	JPY	610,000,000	3,781,930
2.40% 3/20/45	JPY	221,000,000	1,455,939
			13,296,160
Kazakhstan — 0.02%
Baiterek National Managing Holding JSC 144A 4.65% 10/1/30 #		476,000	470,714
			470,714
Lebanon — 0.00%
Lebanon Government International Bond 6.85% 3/23/27 ‡, ■		465,000	104,606
			104,606
Mexico — 0.23%
Eagle Funding Luxco 144A 5.50% 8/17/30 #		3,950,000	4,012,449
Mexico Government International Bonds
5.375% 3/22/33		250,000	250,125
5.85% 7/2/32		600,000	620,190
6.338% 5/4/53		420,000	409,395
6.875% 5/13/37		900,000	972,900
			6,265,059
Montenegro — 0.01%
Montenegro Government International Bond 144A 4.875% 4/1/32 #	EUR	140,000	165,342
			165,342
Morocco — 0.01%
Morocco Government International Bond 4.00% 12/15/50 ■		200,000	147,219
			147,219
		Principal amount°	Value (US $)

Sovereign Bonds Δ(continued)
Nigeria — 0.02%
Nigeria Government International Bonds
7.375% 9/28/33 ■		320,000	$ 303,600
144A 7.875% 2/16/32 #		337,000	335,601
			639,201
Oman — 0.01%
Oman Government International Bond 144A 6.75% 1/17/48 #		343,000	377,345
			377,345
Panama — 0.01%
Panama Government International Bond 6.40% 2/14/35		235,000	243,272
			243,272
Paraguay — 0.02%
Paraguay Government International Bonds
144A 5.40% 3/30/50 #		403,000	371,856
5.40% 3/30/50 ■		220,000	202,999
			574,855
Peru — 0.14%
Peru Government Bonds
144A 6.85% 8/12/35 #	PEN	4,400,000	1,338,882
144A 7.30% 8/12/33 #	PEN	6,300,000	2,024,794
Peruvian Government International Bonds
2.844% 6/20/30		312,000	293,124
144A 6.15% 8/12/32 #	PEN	700,000	213,666
			3,870,466
Poland — 0.03%
Bank Gospodarstwa Krajowego
144A 5.375% 5/22/33 #		250,000	258,989
144A 5.75% 7/9/34 #		200,000	211,098
Republic of Poland Government International Bonds
4.875% 2/12/30		200,000	205,976
5.50% 4/4/53		203,000	197,236
			873,299
Qatar — 0.03%
Qatar Government International Bond 144A 4.40% 4/16/50 #		771,000	690,632
			690,632

Schedules of investments
Optimum Fixed Income Fund
		Principal amount°	Value (US $)

Sovereign Bonds Δ(continued)
Republic of North Macedonia — 0.01%
North Macedonia Government International Bond 144A 3.675% 6/3/26 #	EUR	150,000	$ 176,268
			176,268
Romania — 0.08%
Romanian Government International Bonds
144A 1.75% 7/13/30 #	EUR	1,800,000	1,862,683
144A 2.625% 12/2/40 #	EUR	123,000	93,067
144A 3.375% 1/28/50 #	EUR	109,000	80,674
7.125% 1/17/33 ■		176,000	188,054
			2,224,478
Saudi Arabia — 0.03%
Saudi Government International Bond 144A 5.375% 1/13/31 #		900,000	946,457
			946,457
Serbia — 0.02%
Serbia International Bonds
144A 1.00% 9/23/28 #	EUR	200,000	218,877
144A 3.125% 5/15/27 #	EUR	100,000	117,526
144A 6.00% 6/12/34 #		200,000	208,779
			545,182
South Africa — 0.32%
Republic of South Africa Government Bonds
6.25% 3/31/36	ZAR	10,700,000	491,592
8.75% 2/28/48	ZAR	8,000,000	400,308
8.875% 2/28/35	ZAR	60,900,000	3,464,186
9.00% 1/31/40	ZAR	6,800,000	360,811
Republic of South Africa Government International Bonds
4.85% 9/30/29		3,200,000	3,167,509
5.65% 9/27/47		761,000	612,922
5.875% 6/22/30		268,000	274,533
			8,771,861
South Korea — 0.01%
Export-Import Bank of Korea 5.125% 1/11/33		200,000	209,620
			209,620
	Principal amount°	Value (US $)

Sovereign Bonds Δ(continued)
Sri Lanka — 0.01%
Sri Lanka Government International Bonds
144A 3.10% 1/15/30 #, ~	26,208	$ 24,603
144A 3.35% 3/15/33 #, ~	81,407	69,973
144A 3.60% 6/15/35 #, ~	54,712	40,110
144A 3.60% 5/15/36 #, ~	39,091	34,689
144A 3.60% 2/15/38 #, ~	83,202	74,345
144A 4.00% 4/15/28 #	24,491	23,494
		267,214
Türkiye — 0.05%
Hazine Mustesarligi Varlik Kiralama 144A 6.50% 4/26/30 #	200,000	206,622
Turkiye Government International Bonds
6.95% 9/16/35	300,000	302,250
7.125% 2/12/32	200,000	207,071
7.625% 4/26/29	300,000	319,144
9.125% 7/13/30	200,000	226,677

Turkiye Ihracat Kredi Bankasi 144A 6.875% 7/3/28 #	200,000	204,346
		1,466,110
Ukraine — 0.01%
Ukraine Government International Bonds
144A 0.00% 2/1/30 #, ~	13,261	7,021
144A 0.00% 2/1/34 #, ~	49,556	20,733
144A 0.00% 2/1/35 #, ~	41,878	20,484
144A 0.00% 2/1/36 #, ~	34,899	17,071
144A 4.50% 2/1/34 #, ~	109,247	61,634
144A 4.50% 2/1/35 #, ~	84,970	47,049
144A 4.50% 2/1/36 #, ~	48,554	26,556
		200,548
Venezuela — 0.00%
Venezuela Government International Bond 7.75% 10/13/19 ‡, ■	370,000	69,967
		69,967
Total Sovereign Bonds (cost $115,214,705)		116,484,621

Supranational Banks — 0.51%
Africa Finance 144A 5.55% 10/8/29 #	540,000	553,352

		Principal amount°	Value (US $)

Supranational Banks (continued)
African Development Bank
5.75% 5/7/34 μ, ψ		525,000	$ 530,446
5.875% 5/7/35 μ, ψ		200,000	201,003

Central American Bank for Economic Integration 144A 4.75% 1/24/28 #		200,000	203,411
Corp Andina de Fomento
5.00% 1/24/29		200,000	205,919
144A 6.75% 6/17/30 #, μ, ψ		490,000	506,979

European Union 2.875% 10/5/29 ■	EUR	9,900,000	11,820,911
Total Supranational Banks (cost $12,769,507)			14,022,021

US Treasury Obligations — 15.10%
US Treasury Bonds
1.375% 11/15/40		100,000	65,283
1.625% 11/15/50		13,500,000	7,247,285
1.75% 8/15/41		1,800,000	1,221,856
1.875% 2/15/41		52,800,000	37,140,470
1.875% 2/15/51		2,700,000	1,542,850
1.875% 11/15/51		5,100,000	2,886,082
2.00% 2/15/50		16,000,000	9,571,563
2.25% 8/15/46		13,695,000	9,141,413
2.25% 8/15/49 ∞		850,000	542,738
2.25% 2/15/52		2,600,000	1,613,320
2.50% 2/15/45		37,100,000	26,585,919
2.75% 8/15/42		900,000	700,699
2.75% 11/15/42		1,400,000	1,084,727
2.875% 5/15/43		2,200,000	1,724,250
2.875% 8/15/45		16,700,000	12,694,283
3.00% 5/15/47		900,000	685,477
3.00% 8/15/48		3,770,000	2,835,452
3.00% 2/15/49 ∞		700,000	524,275
3.125% 5/15/48		1,490,000	1,149,337
3.625% 5/15/53		24,300,000	20,076,451
4.125% 8/15/44		6,380,000	5,923,805
4.625% 11/15/44		29,840,000	29,570,742
4.75% 5/15/55		14,940,000	14,991,356
5.00% 5/15/45		15,830,000	16,442,176
US Treasury Inflation Indexed Bonds
0.625% 7/15/32		36,357,822	34,424,306
1.125% 1/15/33 ∞		20,063,250	19,452,160
1.75% 1/15/34 ∞		7,356,580	7,393,994
1.875% 7/15/34		3,912,214	3,970,668
2.125% 1/15/35		81,722,299	84,157,444
US Treasury Notes
0.50% 10/31/27 ∞		13,200,000	12,383,766
	Principal amount°	Value (US $)

US Treasury Obligations (continued)
US Treasury Notes
3.625% 8/15/28	25,815,000	$ 25,818,026
3.875% 6/30/30	1,930,000	1,941,987
4.00% 2/15/34 ∞	1,000,000	997,598
4.25% 11/15/34 ∞	16,500,000	16,689,493

US Treasury STRIP Principal 2.744% 5/15/44 ^	2,940,000	1,208,984
Total US Treasury Obligations (cost $432,329,446)		414,400,235
	Number of shares
Common Stocks — 0.04%♣
Financials — 0.01%
MNSN Holdings =, †	2,589	127,832
		127,832
Industrials — 0.03%
Grupo Aeromexico =, †	502,100	833,933
		833,933
Total Common Stocks (cost $476,500)		961,765

Preferred Stock — 0.06%♣
Financials — 0.06%
SVB Financial Trust 11/7/29 †	2,953	1,609,385
Total Preferred Stock (cost $1,496,277)		1,609,385
	Principal amount°
Collateralized Debt Obligations — 0.33%
BDS Series 2025-FL14 A 144A 5.415% (TSFR01M + 1.28%, Floor 1.28%) 10/21/42 #, •	600,000	600,801
FS Rialto Series 2022-FL4 A 144A 6.287% (SOFR + 1.90%, Floor 1.90%) 1/19/39 #, •	1,173,241	1,173,843
HGI CRE CLO Series 2022-FL3 A 144A 6.074% (SOFR + 1.70%, Floor 1.70%) 4/20/37 #, •	1,641,881	1,642,861

Schedules of investments
Optimum Fixed Income Fund
	Principal amount°	Value (US $)
Collateralized Debt Obligations (continued)
MF1
Series 2024-FL14 A 144A 5.871% (TSFR01M + 1.74%, Floor 1.74%) 3/19/39 #, •	900,000	$ 903,116
Series 2025-FL17 A 144A 5.456% (TSFR01M + 1.32%, Floor 1.32%) 2/18/40 #, •	1,400,000	1,398,184

PFP Series 2024-11 A 144A 6.05% (TSFR01M + 1.83%, Floor 1.83%) 9/17/39 #, •	2,711,729	2,715,547
Romark Credit Funding III Series 2024-3A A 144A 5.539% 9/15/42 #	500,000	501,641
Total Collateralized Debt Obligations (cost $8,913,432)		8,935,993
	Number of contracts
Options Purchased — 0.01%
Foreign Currency Call Option — 0.00%
USD vs SEK strike price $10.20, expiration date 11/26/25, notional amount $28,478,400 (BAML)	2,792,000	1,358
		1,358
Foreign Currency Put Options — 0.00%
AUD vs USD strike price AUD 0.625, expiration date 10/8/25, notional amount AUD 1,414,290 (GS)	3,419,000	7
EUR vs USD strike price EUR 1.10, expiration date 12/17/25, notional amount EUR 889,813 (GS)	689,000	14,152
EUR vs USD strike price EUR 1.11, expiration date 11/26/25, notional amount EUR 11,427,739 (BNP)	8,769,000	3,001
	Number of contracts	Value (US $)
Options Purchased (continued)
Foreign Currency Put Options (continued)
EUR vs USD strike price EUR 1.122, expiration date 10/14/25, notional amount EUR 192,325 (BNP)	146,000	$ 280
EUR vs USD strike price EUR 1.129, expiration date 10/14/25, notional amount EUR 39,954,692 (GS)	30,143,000	1,068
		18,508
	Notional amount*
Put Swaptions — 0.01%
1 yr IRS pay a fixed rate 3.757% and receive a floating rate based on 12-month USD-ICE SOFR expiration date 9/18/26 (DB)	176,900,000	170,611
1 yr IRS pay a fixed rate 3.757% and receive a floating rate based on 12-month USD-ICE SOFR expiration date 9/18/26 (MS)	152,500,000	147,078
		317,689
Total Options Purchased (premium paid $541,302)		337,555
	Number of shares
Short-Term Investments — 18.07%
Money Market Mutual Funds — 1.10%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.03%)	7,500,000	7,500,000
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.04%)	7,500,000	7,500,000

	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.07%)	7,500,000	$ 7,500,000
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.05%)	7,500,000	7,500,000
		30,000,000
	Principal amount°
Repurchase Agreements — 16.97%
US Treasury repurchase agreement with BNP Paribas 4.20%, dated 9/30/25, to be repurchased 10/1/25, repurchase price $115,513,475 (collateralized by US government obligations; 4.25%; market value $118,120,363)	115,500,000	115,500,000
US Treasury repurchase agreement with BNP Paribas 4.25%, dated 9/30/25, to be repurchased 10/1/25, repurchase price $20,202,385 (collateralized by US government obligations; 2.125%; market value $20,430,545)	20,200,000	20,200,000
	Principal amount°	Value (US $)
Repurchase Agreements (continued)
US Treasury repurchase agreement with JPMorgan Securities 4.24%, dated 9/30/25, to be repurchased 10/1/25, repurchase price $24,202,850 (collateralized by US government obligations; 4.50%; market value $24,740,181)	24,200,000	$ 24,200,000
US Treasury repurchase agreement with JPMorgan Securities 4.32%, dated 9/29/25, to be repurchased 9/30/25, repurchase price $100,012 (collateralized by US government obligations; 0.625%; market value $101,966)	100,000	100,000
US Treasury repurchase agreement with JPMorgan Securities 4.32%, dated 9/29/25, to be repurchased 9/30/25, repurchase price $137,916,548 (collateralized by US government obligations; 1.875%; market value $140,711,856)	137,900,000	137,900,000

Schedules of investments
Optimum Fixed Income Fund
	Principal amount°	Value (US $)
Repurchase Agreements (continued)
US Treasury repurchase agreement with JPMorgan Securities 5.39%, dated 7/26/24, to be repurchased 7/26/26, repurchase price $186,000,613 (collateralized by US government obligations; 1.875% - 2.25%; market value $177,226,879)	167,764,853	$ 167,764,853
		465,664,853
Total Short-Term Investments (cost $495,664,853)		495,664,853
Total Value of Securities Before Options Written—129.91% (cost $3,605,588,511)		3,564,109,243
	Number of contracts
Options Written — (0.00%)
Futures Call Options — (0.00%)
Euro-Bund, strike price EUR 129.50, expiration date 10/24/25, notional amount (EUR 121,631,580)	(8)	(470)
Euro-Bund, strike price EUR 130.50, expiration date 10/24/25, notional amount ( EUR 199,177,516)	(13)	4,497
US Treasury 10 yr Notes, strike price $113.50, expiration date 10/24/25, notional amount ($703,700,000)	(62)	(13,562)
US Treasury 10 yr Notes, strike price $114.00, expiration date 10/24/25, notional amount ($490,200,000)	(43)	(6,047)
		(15,582)
	Number of contracts	Value (US $)
Options Written (continued)
Futures Put Options — (0.00%)
Euro-Bund, strike price EUR 127.50, expiration date 10/24/25, notional amount (EUR 314,351,685)	(21)	$ 3,100
US Treasury 10 yr Notes, strike price $111.00, expiration date 10/24/25, notional amount ($344,100,000)	(31)	(3,391)
US Treasury 10 yr Notes, strike price $111.50, expiration date 10/24/25, notional amount ($825,100,000)	(74)	(15,031)
		(15,322)
	Notional amount*
Call Swaptions — (0.00%)
10 yr IRS pay a fixed rate 2.55% and receive a floating rate based on 1-month EURIBOR expiration date 10/6/25 (MS)	(1,300,000)	(71)
10 yr IRS pay a fixed rate 3.325% and receive a floating rate based on 1-month USD-ICE SOFR expiration date 10/14/25 (BAML)	(1,900,000)	(209)
10 yr IRS pay a fixed rate 3.375% and receive a floating rate based on 1-month USD-ICE SOFR expiration date 10/14/25 (BAML)	(1,700,000)	(374)
10 yr IRS pay a fixed rate 3.375% and receive a floating rate based on 1-month USD-ICE SOFR expiration date 10/14/25 (BNP)	(800,000)	(176)

	Notional amount*	Value (US $)
Call Swaptions (continued)
10 yr IRS pay a fixed rate 3.385% and receive a floating rate based on 1-month USD-ICE SOFR expiration date 10/10/25 (CITI)	(1,000,000)	$ (95)
10 yr IRS pay a fixed rate 3.398% and receive a floating rate based on 1-month USD-ICE SOFR expiration date 10/6/25 (GS)	(1,700,000)	(32)
10 yr IRS pay a fixed rate 3.506% and receive a floating rate based on 1-month USD-ICE SOFR expiration date 10/6/25 (DB)	(1,500,000)	(379)
10 yr IRS pay a fixed rate 3.55% and receive a floating rate based on 1-month USD-ICE SOFR expiration date 10/27/25 (GS)	(3,500,000)	(12,536)
10 yr IRS pay a fixed rate 3.575% and receive a floating rate based on 1-month USD-ICE SOFR expiration date 10/2/25 (BAML)	(2,100,000)	(339)
		(14,211)
Put Swaptions — (0.00%)
10 yr IRS pay a fixed rate 2.79% and receive a floating rate based on 1-month EURIBOR expiration date 10/6/25 (MS)	(1,300,000)	(177)
10 yr IRS pay a fixed rate 3.625% and receive a floating rate based on 1-month USD-ICE SOFR expiration date 10/14/25 (BAML)	(1,900,000)	(12,490)
	Notional amount*	Value (US $)
Put Swaptions (continued)
10 yr IRS pay a fixed rate 3.675% and receive a floating rate based on 1-month USD-ICE SOFR expiration date 10/14/25 (BAML)	(1,700,000)	$ (7,426)
10 yr IRS pay a fixed rate 3.675% and receive a floating rate based on 1-month USD-ICE SOFR expiration date 10/14/25 (BNP)	(800,000)	(3,494)
10 yr IRS pay a fixed rate 3.685% and receive a floating rate based on 1-month USD-ICE SOFR expiration date 10/10/25 (CITI)	(1,000,000)	(3,219)
10 yr IRS pay a fixed rate 3.698% and receive a floating rate based on 1-month USD-ICE SOFR expiration date 10/6/25 (GS)	(1,700,000)	(3,208)
10 yr IRS pay a fixed rate 3.806% and receive a floating rate based on 1-month USD-ICE SOFR expiration date 10/6/25 (DB)	(1,500,000)	(364)
10 yr IRS pay a fixed rate 3.85% and receive a floating rate based on 1-month USD-ICE SOFR expiration date 10/27/25 (GS)	(3,500,000)	(6,174)
		(36,552)
Total Options Written (premium received $126,848)		$(81,667)
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
∞	Fully or partially pledged as collateral for futures and swap contracts.

Schedules of investments
Optimum Fixed Income Fund
Δ	Securities have been classified by country of risk.
~	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Stated rate in effect at September 30, 2025.
‡	Security is currently in default.
ψ	Perpetual security. Maturity date represents next call date.
■	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933, as amended.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2025. Rate will reset at a future date.
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2025, the aggregate value of Rule 144A securities was $579,619,497, which represents 21.13% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
Σ	Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
Ω	Principal only security. A principal only security is the principal only portion of a fixed income security which is separated and sold individually from the interest portion of the security.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
†	Non-income producing security.
*	Notional amount shown is stated in USD unless noted that the swap is denominated in another currency.
X	This loan will settle after September 30, 2025, at which time the interest rate, based on the SOFR and the agreed upon spread on trade date, will be reflected.

Unfunded Loan Commitments
The Fund may invest in floating rate loans. In connection with these investments, the Fund may also enter into unfunded corporate loan commitments (commitments). Commitments may obligate the Fund to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Fund earns a commitment fee, typically set as a percentage of the commitment amount. The following unfunded loan commitment was outstanding at September 30, 2025:
Borrower	Principal Amount	Value	Commitment	Unrealized Appreciation (Depreciation)
June Purchaser TBD 11/28/31 X	$197,143	$197,913	$197,143	$770
The following forward foreign currency exchange contracts, futures contracts, and swap contracts were outstanding at September 30, 2025:1
Forward Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BAML	EUR	(60,934,394)	USD	71,698,515	11/4/25	$238	$—
BAML	ILS	125,055	USD	(37,256)	10/15/25	500	—
BAML	ILS	669,000	USD	(200,088)	11/13/25	1,902	—
BAML	INR	3,436,654	USD	(38,852)	10/17/25	—	(208)
BAML	INR	(31,156,510)	USD	350,000	11/3/25	28	—
BAML	JPY	(434,138,606)	USD	2,958,946	10/2/25	22,673	—
BAML	JPY	(514,905,857)	USD	3,449,692	11/4/25	—	(45,770)
BAML	MXN	6,217,000	USD	(332,756)	12/17/25	3,856	—
BAML	PEN	(646,960)	USD	185,455	10/20/25	—	(777)

Forward Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BAML	PLN	36,493	USD	(10,082)	10/15/25	$—	$(44)
BAML	PLN	14,059,000	USD	(3,883,187)	10/22/25	—	(16,358)
BAML	SGD	24,665	USD	(19,188)	10/2/25	—	(64)
BAML	TRY	129,111,787	USD	(2,952,679)	11/18/25	28,481	—
BAML	TWD	(196,298,640)	USD	6,480,000	10/16/25	30,934	—
BAML	ZAR	(15,750,000)	USD	905,779	10/20/25	—	(4,882)
BAML	ZAR	(42,463,000)	USD	2,441,074	11/20/25	—	(8,684)
BNP	AUD	(4,419,776)	USD	2,922,257	11/4/25	—	(3,811)
BNP	BRL	329,818	USD	(61,576)	11/4/25	—	(156)
BNP	BRL	(4,300,000)	USD	753,654	4/2/26	—	(19,110)
BNP	CNY	64,355	USD	(9,036)	10/16/25	26	—
BNP	IDR	5,815,981,959	USD	(353,857)	10/15/25	—	(5,296)
BNP	IDR	(5,767,035,505)	USD	350,000	10/20/25	4,433	—
BNP	IDR	(5,018,199,000)	USD	300,000	11/3/25	—	(550)
BNP	IDR	1,461,253,410	USD	(86,854)	12/17/25	529	—
BNP	INR	5,237,793	USD	(59,207)	10/17/25	—	(310)
BNP	JPY	(596,536,086)	USD	4,028,907	11/4/25	—	(20,705)
BNP	KRW	1,072,984,252	USD	(780,000)	10/20/25	—	(15,216)
BNP	PLN	3,064,897	USD	(842,632)	10/22/25	347	—
BNP	TRY	4,624,737	USD	(108,290)	10/9/25	2,158	—
BNP	TWD	(34,435,662)	USD	1,148,477	10/20/25	16,775	—
BNP	ZAR	(23,077,000)	USD	1,324,738	11/20/25	—	(6,611)
CITI	AUD	2,906,224	USD	(1,899,950)	10/2/25	23,158	—
CITI	CAD	35,376,778	USD	(25,383,352)	10/2/25	38,926	—
CITI	CAD	(44,406,407)	USD	31,912,732	11/4/25	—	(52,602)
CITI	CHF	1,406,902	USD	(1,774,967)	11/4/25	202	—
CITI	CNY	(17,445,000)	USD	2,456,377	10/16/25	—	(221)
CITI	EUR	1,473,000	USD	(1,732,426)	10/2/25	—	(2,838)
CITI	IDR	(2,067,399,815)	USD	124,006	10/15/25	103	—
CITI	IDR	1,509,094,514	USD	(89,803)	12/17/25	441	—
CITI	INR	(211,993,266)	USD	2,385,565	10/15/25	1,481	—
CITI	INR	11,392,040	USD	(129,368)	10/17/25	—	(1,269)
CITI	INR	214,801,782	USD	(2,412,221)	11/19/25	—	(1,652)
CITI	JPY	(165,489,002)	USD	1,127,335	10/2/25	8,060	—
CITI	JPY	(508,876,883)	USD	3,455,995	11/4/25	1,461	—
CITI	PEN	(1,848,163)	USD	528,696	10/16/25	—	(3,368)
CITI	PEN	(5,872,349)	USD	1,680,279	10/17/25	—	(10,256)
CITI	PEN	(540,093)	USD	154,998	10/20/25	—	(472)
CITI	PEN	(1,798,463)	USD	515,319	10/22/25	—	(2,356)
CITI	PEN	(562,133)	USD	160,830	10/23/25	—	(972)
CITI	SGD	9,131,016	USD	(7,076,091)	10/2/25	3,681	—
CITI	SGD	(12,410,686)	USD	9,642,656	11/4/25	—	(6,255)
CITI	THB	2,805,348	USD	(86,938)	10/20/25	—	(219)
CITI	TWD	(3,358,629)	USD	113,299	10/20/25	2,920	—
CITI	TWD	(684,814)	USD	22,650	12/15/25	38	—
DB	CNY	190,142	USD	(26,750)	10/16/25	26	—
DB	ILS	(113,636)	USD	33,258	10/15/25	—	(1,050)
DB	ILS	113,578	USD	(33,258)	11/13/25	1,034	—
DB	INR	4,869,871	USD	(55,075)	10/17/25	—	(315)
DB	INR	3,837,884	USD	(43,116)	11/19/25	—	(46)
DB	KRW	(105,211,152)	USD	75,882	10/22/25	884	—

Schedules of investments
Optimum Fixed Income Fund
Forward Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
GS	BRL	107,096,755	USD	(19,787,295)	12/2/25	$33,893	$—
GS	BRL	(50,800,000)	USD	8,775,528	4/2/26	—	(353,876)
GS	CHF	(482,126)	USD	602,938	10/2/25	—	(2,857)
GS	CNY	(51,729,193)	USD	7,279,740	10/16/25	—	(4,746)
GS	IDR	5,959,686	USD	(362)	10/15/25	—	(5)
GS	IDR	35,488,751,914	USD	(2,160,000)	10/16/25	—	(33,178)
GS	IDR	1,449,072,240	USD	(86,667)	12/17/25	—	(12)
GS	INR	211,745,644	USD	(2,394,094)	10/15/25	—	(12,795)
GS	INR	634,797,241	USD	(7,180,000)	10/16/25	—	(41,501)
GS	INR	2,729,815	USD	(31,109)	10/17/25	—	(413)
GS	INR	(27,274,110)	USD	310,000	10/20/25	3,372	—
GS	KRW	630,431	USD	(446)	10/15/25	3	—
GS	KRW	986,576	USD	(699)	10/16/25	4	—
GS	KRW	(1,072,984,252)	USD	759,739	10/20/25	—	(5,045)
GS	KRW	(1,517,108,944)	USD	1,074,992	10/22/25	—	(6,448)
GS	KRW	(266,315,400)	USD	190,000	11/3/25	58	—
GS	SGD	(9,146,000)	USD	7,141,748	10/2/25	50,359	—
GS	TWD	(65,629,331)	USD	2,170,641	10/15/25	14,677	—
JPMCB	AUD	(7,326,000)	USD	4,879,178	10/2/25	31,415	—
JPMCB	BRL	(135,900,000)	USD	23,011,412	4/2/26	—	(1,411,541)
JPMCB	CAD	(35,373,587)	USD	25,597,161	10/2/25	177,176	—
JPMCB	CHF	1,895,000	USD	(2,386,673)	10/2/25	—	(5,590)
JPMCB	EUR	(62,407,394)	USD	72,987,650	10/2/25	—	(290,752)
JPMCB	EUR	(1,050,949)	USD	(1,225,676)	10/10/25	—	(8,964)
JPMCB	EUR	(4,728,330)	USD	(5,545,609)	11/14/25	—	(20,921)
JPMCB	GBP	(999,000)	USD	1,343,688	11/4/25	—	(100)
JPMCB	IDR	(784,110,912)	USD	47,568	10/15/25	575	—
JPMCB	ILS	(699,000)	USD	209,578	11/13/25	—	(1,470)
JPMCB	INR	(635,452,095)	USD	7,156,879	10/16/25	11,015	—
JPMCB	INR	636,733,176	USD	(7,156,879)	11/19/25	—	(11,271)
JPMCB	KRW	(182,098,490)	USD	131,352	10/22/25	1,547	—
JPMCB	MXN	23,502,924	USD	(1,261,699)	12/17/25	10,841	—
JPMCB	PEN	(1,223,213)	USD	349,250	10/17/25	—	(2,889)
JPMCB	PLN	4,484,000	USD	(1,232,329)	10/22/25	964	—
JPMCB	ZAR	26,645,309	USD	(1,506,342)	10/20/25	34,283	—
Total Forward Foreign Currency Exchange Contracts						$565,477	$(2,446,817)
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
169	3 Month SOFR	$40,542,044	$40,500,867	12/16/25	$41,177	$—	$—
169	3 Month SOFR	40,693,088	40,606,492	3/17/26	86,596	—	—
169	3 Month SOFR	40,773,363	40,697,313	6/16/26	76,050	—	—
169	3 Month SOFR	40,862,087	40,786,054	9/15/26	76,033	—	—
47	Canadian Treasury 10 yr Bonds	4,135,676	4,049,976	12/18/25	85,700	—	18

Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
(161)	Euro-Bobl	$(22,268,688)	$(22,292,333)	12/8/25	$23,645	$—	$120
(123)	Euro-Bund	(18,566,556)	(18,456,553)	12/8/25	—	(110,003)	384
(50)	Euro-Schatz	(6,279,993)	(6,287,199)	12/8/25	7,206	—	(11)
(17)	Japanese Treasury 10 yr Bonds	(15,609,629)	(15,757,388)	12/15/25	147,759	—	(271)
24	Long 10 yr Gilt	2,932,097	2,918,257	12/29/25	13,840	—	8
406	US Treasury 2 yr Notes	84,609,765	84,560,978	12/31/25	48,787	—	—
2,622	US Treasury 5 yr Notes	286,310,109	286,712,236	12/31/25	—	(402,127)	—
204	US Treasury 10 yr Notes	22,950,000	23,069,451	12/19/25	—	(119,451)	—
106	US Treasury 10 yr Ultra Notes	12,198,281	12,197,542	12/19/25	739	—	—
(626)	US Treasury 10 yr Ultra Notes	(72,038,906)	(72,581,782)	12/19/25	542,876	—	—
1,007	US Treasury Long Bonds	117,409,906	116,030,624	12/19/25	1,379,282	—	—
309	US Treasury Ultra Bonds	37,099,313	36,090,550	12/19/25	1,008,763	—	—
Total Futures Contracts			$592,845,085		$3,538,453	$(631,581)	$248
Swap Contracts
CDS Contracts[2]
Counterparty/ Reference Obligation/ Termination Date/ Payment Frequency	Notional Amount[3]	Annual Protection Payments	Value	Amortized Upfront Payments Paid (Received)	Unrealized Appreciation	Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
Centrally Cleared:
Protection Sold/Moody's Ratings:
Boeing 2.60% 10/30/25 Baa2 6/26/26-Quarterly	700,000	1.000%	$4,140	$(743)	$4,883	$—	$(23)
Boeing 7.25% 6/15/25 Baa3 12/20/26-Quarterly	4,100,000	1.000%	36,945	(5,605)	42,550	—	(182)
British Telecom 2.70% 10/9/22 Baa1 12/20/28-Quarterly	EUR 1,600,000	1.000%	40,300	(38,725)	79,025	—	(72)
CDX.ITRX.EUR.43[4] 6/20/30-Quarterly	EUR 100,000	1.000%	2,658	1,958	700	—	(4)
CDX.NA.HY.43.V1[5] 12/20/29-Quarterly	20,400,000	5.000%	1,562,434	1,114,875	447,559	—	(25,560)
CDX.NA.IG.35[6] 12/20/25-Quarterly	400,000	1.000%	937	463	474	—	(3)

Schedules of investments
Optimum Fixed Income Fund

Counterparty/ Reference Obligation/ Termination Date/ Payment Frequency	Notional Amount[3]	Annual Protection Payments	Value	Amortized Upfront Payments Paid (Received)	Unrealized Appreciation	Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
Centrally Cleared: (continued)
Protection Sold/Moody's Ratings (continued):
CDX.NA.IG.36[6] 6/20/26-Quarterly	1,900,000	1.000%	$12,490	$6,774	$5,716	$—	$(57)
CDX.NA.IG.37[6] 12/20/26-Quarterly	300,000	1.000%	3,081	1,620	1,461	—	(7)
CDX.NA.IG.45[6] 12/20/30-Quarterly	2,700,000	1.000%	62,054	60,054	2,000	—	161
General Electric 2.70% 10/9/22 Baa1 6/20/26-Quarterly	600,000	1.000%	4,169	833	3,336	—	(14)
General Electric 2.70% 10/9/22 Baa1 12/20/26-Quarterly	1,200,000	1.000%	13,609	3,168	10,441	—	(29)
General Motors 4.875% 10/2/23 Baa2 12/20/26-Quarterly	240,000	5.000%	13,797	11,034	2,763	—	(40)
General Motors 4.875% 10/2/23 Baa2 6/20/28-Quarterly	275,000	5.000%	31,639	17,431	14,208	—	(49)
Goldman Sachs Group 6.484% 10/24/29 A2 6/20/26-Quarterly	400,000	1.000%	2,201	1,759	442	—	(19)
			1,790,454	1,174,896	615,558	—	(25,898)
Over-The-Counter:
Protection Purchased/Moody’s Ratings:
JPMCB Mexico 10.375% 1/28/33 Baa2 6/22/26-Quarterly	2,085,000	1.000%	(12,320)	2,254	—	(14,574)	—
JPMCB Republic of Brazil 1.00% 12/20/29 Ba2 12/20/29 - Quarterly	428,000	1.000%	1,425	10,830	—	(9,405)	—
			(10,895)	13,084	—	(23,979)	—
Protection Sold/Moody's Ratings:
CITI Israel 2.875% 3/16/26 A2 6/20/27-Quarterly	2,200,000	1.000%	22,331	(5,704)	28,035	—	—
DB CMBX.NA.AAA[7] 10/17/57-Monthly	225,514	0.500%	18	(12,112)	12,130	—	—
JPMCB HOCHTIEF 1.00% 3/7/25 BBB 12/20/26-Quarterly	EUR 1,100,000	5.000%	77,560	77,178	382	—	—

Counterparty/ Reference Obligation/ Termination Date/ Payment Frequency	Notional Amount[3]	Annual Protection Payments	Value	Amortized Upfront Payments Paid (Received)	Unrealized Appreciation	Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
Over-The-Counter (continued):
Protection Sold/Moody's Ratings (continued):
JPMCB HOCHTIEF 5.00% 3/7/25 BBB 12/20/26-Quarterly	EUR 1,100,000	5.000%	$77,559	$76,692	$867	$—	$—
			$177,468	$136,054	$41,414	$—	$—
			$166,573	$149,138	$41,414	$(23,979)	$—
Total CDS Contracts			$1,957,027	$1,324,034	$656,972	$(23,979)	$(25,898)
IRS Contracts[8]
Reference Obligation/ Termination Date/ Payment Frequency (Fixed Rate/ Floating Rate)	Notional Amount[3]	Fixed/ Floating Interest Rate Paid (Received)	Value	Amortized Upfront Payments Paid (Received)	Unrealized Appreciation	Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
Centrally Cleared:
3 yr IRS[9] 2/18/26- (Semiannually/ Quarterly)	30,040,000	(0.64)%/ 4.16%	$(532,668)	$(33,393)	$—	$(499,275)	$4,159
3 yr IRS[10] 1/4/27- (At Maturity/ At Maturity)	BRL 196,500,000	11.496%/ (14.90)%	(1,350,288)	—	—	(1,350,288)	1,275
3 yr IRS[10] 1/4/27- (At Maturity/ At Maturity)	BRL 2,900,000	11.566%/ (14.90)%	(19,186)	—	—	(19,186)	19
5 yr IRS[11] 4/11/27- (Annually/ Semiannually)	EUR 1,900,000	(0.70)%/ 2.244%	(68,822)	—	—	(68,822)	294
5 yr IRS[11] 4/12/27- (Annually/ Semiannually)	EUR 3,800,000	(0.65)%/ 2.244%	(141,434)	—	—	(141,434)	586
5 yr IRS[11] 5/13/27- (Annually/ Semiannually)	EUR 4,100,000	(1.00)%/ 2.131%	(123,018)	—	—	(123,018)	570
5 yr IRS[11] 5/18/27- (Annually/ Semiannually)	EUR 2,000,000	(1.00)%/ 2.12%	(58,923)	—	—	(58,923)	277
5 yr IRS[12] 10/5/29- (Annually/ Annually)	EUR 4,700,000	2.063%/ (1.926)%	18,738	—	18,738	—	(896)
5 yr IRS[12] 10/5/29- (Annually/ Annually)	EUR 2,000,000	2.05%/ (1.926)%	9,121	—	9,121	—	(380)

Schedules of investments
Optimum Fixed Income Fund
IRS Contracts[8]
Reference Obligation/ Termination Date/ Payment Frequency (Fixed Rate/ Floating Rate)	Notional Amount[3]	Fixed/ Floating Interest Rate Paid (Received)	Value	Amortized Upfront Payments Paid (Received)	Unrealized Appreciation	Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
Centrally Cleared (continued):
5 yr IRS[12] 10/5/29- (Annually/ Annually)	EUR 3,200,000	2.056%/ (1.926)%	$13,547	$—	$13,547	$—	$(609)
5 yr IRS[9] 12/18/29- (Annually/ Annually)	20,260,000	3.75%/ (4.405)%	(200,990)	32,496	—	(233,486)	(9,785)
5 yr IRS[13] 9/17/30- Annually/ Annually)	GBP 19,100,000	(3.75)%/ 3.97%	(104,828)	(97,344)	—	(7,484)	(4,681)
5 yr IRS[11] 3/18/31- Annually/ Semiannually)	EUR 14,700,000	(2.50)%/ 2.096%	47,787	51,447	—	(3,660)	1,999
7 yr IRS[9] 10/31/30- (Annually/ Annually)	15,300,000	3.595%/ (4.456)%	(21,584)	—	—	(21,584)	(4,110)
7 yr IRS[9] 10/31/30- (Annually/ Annually)	2,300,000	3.677%/ (4.456)%	(13,711)	—	—	(13,711)	(617)
7 yr IRS[9] 10/31/30- (Annually/ Annually)	2,900,000	3.664%/ (4.456)%	(15,206)	—	—	(15,206)	(778)
7 yr IRS[9] 10/31/30- (Annually/ Annually)	9,900,000	3.689%/ (4.456)%	(65,831)	—	—	(65,831)	(2,656)
7 yr IRS[9] 10/31/30- (Annually/ Annually)	4,300,000	3.623%/ (4.456)%	(12,836)	—	—	(12,836)	(1,155)
7 yr IRS[9] 10/31/30- (Annually/ Annually)	3,390,000	3.582%/ (4.456)%	(2,228)	—	—	(2,228)	(911)
7 yr IRS[9] 10/31/30- (Annually/ Annually)	2,200,000	3.545%/ (4.456)%	2,989	—	2,989	—	(591)
7 yr IRS[9] 10/31/30- (Annually/ Annually)	4,400,000	3.601%/ (4.456)%	(7,613)	—	—	(7,613)	(1,182)
7 yr IRS[9] 10/31/30- (Annually/ Annually)	9,800,000	3.601%/ (4.456)%	(17,006)	—	—	(17,006)	(2,632)
7 yr IRS[9] 5/15/32- (Annually/ Annually)	43,270,000	3.75%/ (4.301)%	(693,869)	(4,079)	—	(689,790)	(8,413)
8 yr IRS[14] 6/1/32- (Semiannually/ Semiannually)	CAD 16,200,000	3.50%/ (2.56)%	(631,975)	59,011	—	(690,986)	(384)

IRS Contracts[8]
Reference Obligation/ Termination Date/ Payment Frequency (Fixed Rate/ Floating Rate)	Notional Amount[3]	Fixed/ Floating Interest Rate Paid (Received)	Value	Amortized Upfront Payments Paid (Received)	Unrealized Appreciation	Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
Centrally Cleared (continued):
8 yr IRS[14] 6/1/33- (Semiannually/ Semiannually)	CAD 200,000	2.90%/ (2.753)%	$418	$(110)	$528	$—	$(2)
8 yr IRS[14] 6/1/33- (Semiannually/ Semiannually)	CAD 300,000	2.85%/ (2.753)%	(1,773)	(2)	—	(1,771)	(3)
8 yr IRS[14] 6/1/33- (Semiannually/ Semiannually)	CAD 2,300,000	3.00%/ (2.753)%	(31,055)	7,605	—	(38,660)	(23)
9 yr IRS[14] 6/1/34- (Semiannually/ Semiannually)	CAD 2,600,000	3.00%/ (2.753)%	(32,076)	(2,566)	—	(29,510)	1
9 yr IRS[14] 6/1/34- (Semiannually/ Semiannually)	CAD 3,500,000	3.00%/ (2.753)%	(43,217)	1,662	—	(44,879)	2
9 yr IRS[14] 6/1/34- (Semiannually/ Semiannually)	CAD 5,800,000	3.00%/ (2.753)%	(72,813)	9,619	—	(82,432)	3
10 yr IRS[9] 8/14/34- (Annually/ Annually)	100,000	3.569%/ (4.322)%	314	—	314	—	(2)
10 yr IRS[9] 9/4/34- (Annually/ Annually)	180,000	3.47%/ (4.269)%	1,895	—	1,895	—	(2)
10 yr IRS[9] 12/18/34- (Annually/ Annually)	40,800,000	3.75%/ (4.405)%	(211,036)	(786,009)	574,973	—	867
10 yr IRS[11] 1/8/35- (Annually/ Semiannually)	EUR 80,000	(2.22)%/ 2.031%	(2,468)	—	—	(2,468)	(10)
10 yr IRS[9] 2/26/35- (Annually/ Annually)	800,000	4.00%/ (4.381)%	(21,892)	—	—	(21,892)	28
10 yr IRS[9] 3/3/35- (Annually/ Annually)	250,000	3.89%/ (4.379)%	(4,485)	—	—	(4,485)	9
10 yr IRS[9] 3/4/35- (Annually/ Annually)	300,000	3.908%/ (4.378)%	(5,839)	—	—	(5,839)	11
10 yr IRS[9] 3/5/35- (Annually/ Annually)	400,000	3.87%/ (4.378)%	(6,503)	—	—	(6,503)	14

Schedules of investments
Optimum Fixed Income Fund
IRS Contracts[8]
Reference Obligation/ Termination Date/ Payment Frequency (Fixed Rate/ Floating Rate)	Notional Amount[3]	Fixed/ Floating Interest Rate Paid (Received)	Value	Amortized Upfront Payments Paid (Received)	Unrealized Appreciation	Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
Centrally Cleared (continued):
10 yr IRS[9] 3/5/35- (Annually/ Annually)	1,600,000	3.874%/ (4.378)%	$(26,563)	$—	$—	$(26,563)	$58
10 yr IRS[9] 3/11/35- (Annually/ Annually)	890,000	3.899%/ (4.376)%	(16,723)	—	—	(16,723)	33
10 yr IRS[11] 4/1/35- (Annually/ Semiannually)	EUR 1,100,000	(2.46)%/ 2.354%	(20,665)	—	—	(20,665)	(113)
10 yr IRS[13] 9/17/35- Annually/ Annually)	GBP 4,400,000	(4.00)%/ 3.967%	(72,952)	(127,830)	54,878	—	(2,941)
10 yr IRS[11] 3/18/36- Annually/ Semiannually)	EUR 6,900,000	(2.75)%/ 2.096%	13,891	(26,118)	40,009	—	(1,911)
30 yr IRS[9] 12/21/52- (Annually/ Annually)	17,000,000	1.75%/ (4.402)%	6,627,602	3,164,127	3,463,475	—	26,658
30 yr IRS[9] 9/19/53- (Annually/ Annually)	4,800,000	1.842%/ (4.203)%	1,722,454	1,473,810	248,644	—	7,807
30 yr IRS[9] 10/27/53- (Semiannually/ Quarterly)	13,680,000	2.06%/ (4.338)%	5,021,683	—	5,021,683	—	22,070
30 yr IRS[9] 6/20/54- (Annually/ Annually)	8,400,000	3.50%/ (4.355)%	660,949	(3,131)	664,080	—	16,552
Total IRS Contracts			$9,489,312	$3,719,195	$10,114,874	$(4,344,757)	$38,505
The use of forward foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional amounts and forward foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) and variation margin are reflected in the Fund’s net assets.
[1]	See Note 5 in “Notes to financial statements."

[2]	A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the CDS agreement.
[3]	Notional amount shown is stated in USD unless noted that the swap is denominated in another currency.
[4]	Markit’s iTraxx Europe Main Index, or the ITRX EUR CDSI S41, is comprised of 125 Financial entities from the Markit iTraxx® Europe Index referencing subordinated debt.
[5]	Markit’s North America High Yield Index, or the CDX.NA.HY Index, is composed of 100 liquid North American entities with high yield credit ratings that trade in the CDS market.
[6]	Markit’s North America Investment Grade Index, or the CDX.NA.IG Index, is composed of 125 liquid North American entities with investment grade credit ratings that trade in the CDS market.
[7]	Markit’s CMBX Index, or the CMBX.NA Index, is a synthetic tradable index referencing a basket of 25 commercial mortgage-backed securities in North America. Credit-quality rating are measured on a scale that generally ranges from AAA (highest) to BB (lowest). US Agency and US Agency mortgage-backed securities appear under US Government.
[8]	An IRS agreement is an exchange of interest rates between counterparties. Periodic payments (receipt) on such contracts are accrued daily and recorded as unrealized appreciation (depreciation) on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains (losses) on swap contracts.
[9]	Rates resets based on SOFR.
[10]	Rates resets based on Brazil CETIP Interbank Deposit.
[11]	Rate resets based on EUR006M.
[12]	Rate resets based on ESTR.
[1][3]	Rate resets based on SONIA.
[1][4]	Rates resets based on CORRA.

Summary of abbreviations:
12MTA – 12 Month Treasury Average
ABS – Asset-Backed Security
AMT – Subject to Alternative Minimum Tax
ARM – Adjustable Rate Mortgage
BAML – Bank of America Merrill Lynch
BNP – BNP Paribas
CDS – Credit Default Swap
CDX.ITRX.EUR – Credit Default Swap Index iTraxx Europe
CDX.NA.HY – Credit Default Swap Index North America High Yield
CDX.NA.IG – Credit Default Swap Index North America Investment Grade
CETIP – Central de Custódia de Liquidação Financeira de Títulos
CITI – Citigroup
CJSC – Closed Joint Stock Company
CLO – Collateralized Loan Obligation
CMBX.NA – Commercial Mortgage-Backed Index North America
CORRA – Canadian Overnight Repo Rate Average
DAC – Designated Activity Company
DB – Deutsche Bank
ESTR – Euro Short-Term Rate
EUR003M – EURIBOR EUR 3 Month
EUR006M – EURIBOR EUR 6 Month
EURIBOR – Euro interbank offered rate
FREMF – Freddie Mac Multifamily
GE – General Electric
GNMA – Government National Mortgage Association
GS – Goldman Sachs
H15T1Y – US Treasury Yield Curve Rate T Note Constant Maturity 1 Year
IBOR – Interbank Offered Rate
ICE – Intercontinental Exchange, Inc.
IRS – Interest Rate Swap
JPM – JPMorgan
JPMCB – JPMorgan Chase Bank
JSC – Joint Stock Company
MASTR – Mortgage Asset Securitization Transactions, Inc.
MS – Morgan Stanley
PJSC – Private Joint Stock Company
REMIC – Real Estate Mortgage Investment Conduit
RFUCCT1Y – Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year
S.F. – Single Family

Schedules of investments
Optimum Fixed Income Fund
Summary of abbreviations: (continued)
SOFR – Secured Overnight Financing Rate
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
SOFR06M – Secured Overnight Financing Rate 6 Month
SOFRINDX – Secured Overnight Financing Rate Index
SONIA – Sterling Overnight Indexed Average
STRIP – Separate Trading of Registered Interest and Principal
TBA – To be announced
TBD – To be determined
TSFR01M – 1 Month Term Secured Overnight Financing Rate
TSFR03M – 3 Month Term Secured Overnight Financing Rate
TSFR06M – 6 Month Term Secured Overnight Financing Rate
yr – Year
Summary of currencies:
AUD – Australian Dollar
BRL – Brazilian Real
CAD – Canadian Dollar
CHF – Swiss Franc
CNY – China Yuan Renminbi
DKK – Danish Krone
EUR – European Monetary Unit
GBP – British Pound Sterling
IDR – Indonesian Rupiah
ILS – Israeli New Shekel
INR – Indian Rupee
JPY – Japanese Yen
KRW – South Korean Won
MXN – Mexican Peso
PEN – Peruvian Sol
PLN – Polish Zloty
SGD – Singapore Dollar
THB – Thai Baht
TRY – Turkish Lira
TWD – New Taiwan Dollar
USD – US Dollar
ZAR – South African Rand
See accompanying notes, which are an integral part of the financial statements.

Optimum International Fund
September 30, 2025 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 98.96%Δ
Australia — 2.28%
Aristocrat Leisure	119,537	$ 5,533,783
Brambles	12,229	200,649
Computershare	24,299	583,804
EBOS Group	47	812
Enero Group	384	198
OceanaGold	71,233	1,520,682
Pro Medicus	22,715	4,624,678
Qantas Airways	242,759	1,754,129
Regis Resources	104,701	413,657
Rio Tinto	121,189	7,986,652
Wagners Holding	18,860	34,986
		22,654,030
Austria — 0.07%
Erste Group Bank	6,780	666,491
Raiffeisen Bank International	646	22,373
		688,864
Belgium — 0.04%
KBC Group	3,165	379,290
		379,290
Brazil — 2.41%
B3 - Brasil Bolsa Balcao	1,830,500	4,591,512
MercadoLibre †	6,891	16,103,853
Minerva †	133,000	168,679
Pagseguro Digital Class A	76,123	761,230
TOTVS	48,300	414,279
Ultrapar Participacoes	230,200	950,687
VTEX Class A †	26,156	114,563
Yara International	22,228	814,745
		23,919,548
Canada — 5.39%
Altus Group	3,500	149,486
Bank of Montreal	22,800	2,971,028
Bank of Nova Scotia	41,900	2,709,335
Canadian Tire Class A	4,900	583,303
Centerra Gold	28,100	301,050
CES Energy Solutions	22,773	153,653
Cogeco	3,100	134,696
Constellation Software	1,904	5,168,696
DPM Metals	118,600	2,629,022
DRI Healthcare Trust	5,500	58,094
Empire Class A	68,700	2,465,736
Enghouse Systems	9,713	146,075
Ensign Energy Services †	15,700	27,752
FirstService	8,500	1,619,501
Fortuna Mining †	129,900	1,163,005
Hemisphere Energy	20,900	33,189
High Liner Foods	1,000	12,266
iA Financial	41,480	4,716,089
	Number of shares	Value (US $)
Common StocksΔ (continued)
Canada (continued)
Jaguar Mining †	6,238	$ 25,504
Kinaxis †	5,295	683,514
Lumine Group †	144,610	4,264,421
Martinrea International	25,979	197,871
National Bank of Canada	13,900	1,476,494
North West	1,700	58,413
PHX Energy Services	16,900	96,054
Quebecor Class B	38,300	1,205,940
Shopify Class A †	37,609	5,589,074
SSR Mining †	5,586	136,410
Stella-Jones	44,977	2,566,375
Suncor Energy	179,300	7,503,364
TFI International	28,250	2,486,211
TMX Group	32,740	1,252,481
Torex Gold Resources †	20,173	838,404
Toronto-Dominion Bank	1,200	95,952
Total Energy Services	7,700	79,672
		53,598,130
China — 13.81%
AAC Technologies Holdings	95,500	560,808
Agricultural Bank of China Class H	1,946,000	1,309,793
AIA Group	895,600	8,583,400
AInnovation Technology Group Class H †	177,000	187,744
ATRenew ADR †	11,140	51,244
Autohome ADR	35,867	1,024,003
Baidu Class A †	226,750	3,749,186
Beijing Join-Cheer Software Class A †	414,700	393,435
Bilibili Class Z †	102,660	2,902,910
BOE Technology Group Class A	9,627,389	5,636,437
Build King Holdings	73,424	12,737
Canny Elevator Class A	170,000	158,352
Changhong Meiling Class A	150,400	150,886
Changjiang & Jinggong Steel Building Group Class A	349,100	177,203
China Construction Bank Class H	5,784,000	5,547,818
China Display Optoelectronics Technology Holdings †	218,831	8,998
China Literature †	90,600	457,749
China Taiping Insurance Holdings	124,800	243,951
China Yuchai International	2,239	92,627
Dah Sing Financial Holdings	30,000	130,803
Futu Holdings ADR	3,036	527,991
G-bits Network Technology Xiamen Class A	62,700	5,016,185
Guangdong Dongpeng Holdings Class A	478,100	483,212

Schedules of investments
Optimum International Fund
	Number of shares	Value (US $)
Common StocksΔ (continued)
China (continued)
Guangdong Vanward New Electric Class A	231,200	$ 394,122
Haitong UniTrust International Leasing Class H	412,000	43,943
Halo Microelectronics Class A †	85,637	202,574
Hangzhou Binjiang Real Estate Group Class A	214,100	378,389
Hefei Meiya Optoelectronic Technology Class A	113,000	322,095
Huayu Automotive Systems Class A	208,600	601,663
Jacobson Pharma	208,796	39,173
JD.com Class A	221,100	3,873,785
Jiangxi Copper Class H	41,000	160,564
JinkoSolar Holding ADR	7,738	185,944
JOYY ADR	17,282	1,012,898
Kanzhun ADR †	91,123	2,128,633
Keshun Waterproof Technologies Class A	300,700	213,767
Kuaishou Technology	649,400	7,023,819
Kweichow Moutai Class A	14,200	2,885,931
Lee & Man Paper Manufacturing	148,409	53,980
Lenovo Group	1,762,000	2,610,913
Lianhe Chemical Technology Class A	213,403	328,568
Linklogis Class B	312,500	137,474
Luolai Lifestyle Technology Class A	467,821	529,095
Meituan Class B †	223,890	2,990,895
Midea Group Class A	655,900	6,707,318
Natural Food International Holding	344,000	42,037
NetEase	256,400	7,787,474
Newborn Town †	382,000	639,965
Nexteer Automotive Group	257,762	282,849
NSFOCUS Technologies Group Class A †	158,500	169,762
Opple Lighting Class A	24,899	60,277
PDD Holdings ADR †	29,332	3,876,810
Perfect World Class A	539,800	1,456,883
Ping An Insurance Group Co. of China Class H	446,000	3,034,178
Pop Mart International Group	36,400	1,246,767
Postal Savings Bank of China Class H	2,409,000	1,687,650
Shenzhen VMAX New Energy Group Class A	29,551	170,246
Silergy	193,000	1,643,705
SITC International Holdings	55,000	211,746
Skyworth Group †	100,741	59,494
	Number of shares	Value (US $)
Common StocksΔ (continued)
China (continued)
Suzhou Gold Mantis Construction Decoration Class A	314,300	$ 154,804
Tencent Holdings	298,400	25,426,545
Tencent Music Entertainment Group ADR	374,056	8,730,467
Tiangong International	226,000	77,446
TS Lines	93,000	101,979
Universal Scientific Industrial Shanghai Class A	383,400	1,183,280
Vatti Class A	515,100	451,746
Vipshop Holdings ADR	217,713	4,275,883
Wasu Media Holding Class A	54,400	61,489
Xiamen Jihong Technology Class A	203,300	531,945
Xilinmen Furniture Class A	157,900	391,287
Yangzijiang Shipbuilding Holdings	510,800	1,336,386
Yutong Heavy Industries Class A	209,000	341,287
ZBOM Home Collection Class A	324,200	424,758
Zhejiang Hangmin Class A	602,400	598,843
Zhejiang Semir Garment Class A	646,278	512,715
Zhihu ADR †	5,037	25,537
		137,229,255
Côte d'Ivoire — 0.16%
Endeavour Mining	38,485	1,609,331
		1,609,331
Czech Republic — 0.03%
Komercni Banka	5,365	269,252
		269,252
Denmark — 2.81%
AP Moller - Maersk Class B	1,649	3,241,565
Demant †	117,756	4,099,323
DSV	45,528	9,095,161
Genmab †	1,247	384,760
Novo Nordisk Class B	80,141	4,462,384
Novonesis Novozymes Class B	107,871	6,638,816
		27,922,009
Finland — 0.72%
Hiab Class B	2,701	157,809
Kone Class B	63,496	4,331,008
Orion Class A	311	23,744
Orion Class B	15,521	1,191,601
Wartsila	47,574	1,426,967
		7,131,129
France — 4.91%
BNP Paribas	125,452	11,474,191
Danone	110,150	9,597,729
Dassault Aviation	3,177	1,070,246
Dassault Systemes	136,446	4,590,183

	Number of shares	Value (US $)
Common StocksΔ (continued)
France (continued)
Edenred	191,524	$ 4,561,089
Ipsen	3,264	438,278
Klepierre	18,069	705,412
LVMH Moet Hennessy Louis Vuitton	6,969	4,288,592
Nexans	21,876	3,257,635
Sartorius Stedim Biotech	11,334	2,309,792
Societe Generale	96,672	6,436,066
VIEL & Cie	2,063	41,020
		48,770,233
Germany — 4.68%
Aumovio †	17,272	712,170
BioNTech ADR †	20,727	2,044,097
Continental	23,193	1,534,356
Deutsche Bank	137,045	4,853,557
Deutsche Boerse	50,080	13,410,980
DWS Group & Co.	4,493	282,179
HOCHTIEF	1,038	278,627
Knorr-Bremse	253	23,805
Rational	4,583	3,502,231
SAP	27,336	7,319,685
Scout24	87,637	10,994,708
Talanx	11,351	1,513,399
Trivago ADR †	3,049	10,168
Westwing Group †	2	29
		46,479,991
Greece — 0.33%
ElvalHalcor	15,723	53,717
Eurobank Ergasias Services and Holdings	386,857	1,496,498
National Bank of Greece	103,878	1,512,614
Thrace Plastics Holding and Co.	12,866	60,272
Tsakos Energy Navigation	6,631	147,341
		3,270,442
Hungary — 0.48%
MOL Hungarian Oil & Gas	157,107	1,276,757
OTP Bank	38,678	3,345,777
Richter Gedeon	4,713	143,440
		4,765,974
India — 2.44%
Acevector Limited =, †, π	227,200	83,317
Acevector Limited Series G =, †, π	75,200	27,577
Canara Bank	407,472	567,820
Coal India	658,178	2,892,053
HCL Technologies	24,101	376,251
HDFC Bank	737,136	7,899,670
ICICI Lombard General Insurance	199,511	4,243,067
Infosys	221,031	3,594,955
	Number of shares	Value (US $)
Common StocksΔ (continued)
India (continued)
Infosys ADR	128,935	$ 2,097,772
Intellect Design Arena	35,930	394,544
Kirloskar Industries	1,307	57,836
Nucleus Software Exports	2,228	24,998
Oracle Financial Services Software	5,532	523,761
Rupa & Co.	325	755
Tata Consultancy Services	6,318	205,647
Wipro	478,804	1,291,798
		24,281,821
Indonesia — 0.19%
Akasha Wira International †	37,900	30,588
Alamtri Resources Indonesia	6,523,498	662,244
Asuransi Tugu Pratama Indonesia	107,400	6,509
Bank OCBC Nisp	83,751	6,813
Blue Bird	479,300	50,907
First Resources	24,300	31,666
Indo-Rama Synthetics †	28,097	5,462
Perusahaan Gas Negara	2,926,720	297,034
Samudera Indonesia	42,480	812
United Tractors	482,700	776,235
		1,868,270
Ireland — 4.20%
CRH	98,887	11,930,573
Experian	193,572	9,722,574
Kingspan Group	94,885	7,933,423
Ryanair Holdings ADR	202,451	12,191,599
		41,778,169
Israel — 1.11%
Check Point Software Technologies †	20,902	4,324,833
Israel Discount Bank Class A	2,858	28,236
Nice ADR †	13,353	1,933,247
Wix.com †	26,866	4,772,208
		11,058,524
Italy — 1.88%
A2A	212,563	556,284
Banca Mediolanum	64,936	1,304,226
FinecoBank Banca Fineco	387,491	8,409,969
Leonardo	91,471	5,852,926
Technoprobe †	263,826	2,605,072
		18,728,477
Japan — 9.87%
A&D HOLON Holdings	1,800	24,638
Achilles	155	1,283
Airtrip †	4,900	32,426
Akatsuki	2,700	49,282
Anest Iwata	7,200	76,238
Asahi Diamond Industrial	5,800	34,048

Schedules of investments
Optimum International Fund
	Number of shares	Value (US $)
Common StocksΔ (continued)
Japan (continued)
Avant Group	2,000	$ 20,679
Axell	1,200	10,289
Base	1,400	34,273
BIPROGY	6,700	273,332
BML	3,400	84,979
Brother Industries	7,600	126,993
Buffalo	1,700	41,147
Business Brain Showa-Ota	1,800	36,040
Business Engineering	1,100	47,430
Computer Engineering & Consulting	4,100	66,070
Daiwa Industries	4,700	52,710
Digital Hearts Holdings	3,500	23,003
Doshisha	3,300	62,977
Double Standard	2,300	28,002
Eisai	79,400	2,682,355
Elecom	23,100	287,670
en Japan	24,100	265,397
Fabrica Holdings	2,500	34,971
Forum Engineering	7,400	63,389
Fujitsu	167,010	3,917,776
Furuno Electric	1,800	68,845
Galilei	2,200	56,274
Hisamitsu Pharmaceutical	4,900	136,566
Ichiken	3,100	77,782
Ichikoh Industries	9,200	27,535
ID Holdings	3,000	47,107
Itfor	8,900	90,538
JAC Recruitment	21,439	156,837
Japan Exchange Group	108,000	1,206,034
Japan Medical Dynamic Marketing	14,400	49,238
Japan Post Bank	98,100	1,201,227
Japan Post Holdings	134,000	1,329,991
Japan System Techniques	19,600	324,844
JK Holdings	3,600	32,705
Kanamoto	3,900	94,870
Keyence	13,400	4,992,316
Kitz	8,000	91,207
KNT-CT Holdings †	5,100	56,100
Lasertec	17,800	2,435,129
LIFULL	13,500	19,075
MarkLines	2,000	27,933
Marvelous	9,000	37,432
Maxell	9,300	134,047
Mazda Motor	69,000	502,424
Miroku Jyoho Service	14,900	190,909
Mitani Sangyo	10,400	31,919
Mitsubishi Research Institute	6,400	224,002
MIXI	19,200	412,900
Mizuho Financial Group	120,500	4,050,713
	Number of shares	Value (US $)
Common StocksΔ (continued)
Japan (continued)
Money Forward †	108,600	$ 4,392,217
MonotaRO	266,200	3,864,893
Moriroku	4,500	78,431
Murata Manufacturing	1,500	28,476
NEC	44,400	1,421,203
NEOJAPAN	3,500	45,685
Nexon	43,000	943,661
Nihon M&A Center Holdings	845,900	4,313,620
Nintendo	37,700	3,261,776
Nippon Shinyaku	5,400	121,983
Nisso Holdings	14,500	64,206
Nomura Holdings	314,200	2,302,669
Okinawa Financial Group	3,700	96,478
Olympus	255,300	3,227,763
Ono Pharmaceutical	32,400	375,219
Optim †	3,900	15,994
Oro	1,600	28,325
Osaki Electric	12,200	105,506
Otsuka	52,500	1,095,896
PR Times	2,200	45,706
Recruit Holdings	142,500	7,661,352
Rheon Automatic Machinery	4,500	42,792
Ricoh	109,900	967,464
SCREEN Holdings	13,300	1,205,142
Seiko Epson	5,500	70,358
Sekisui Kasei	7,100	17,180
SEMITEC	1,800	27,461
Shikoku Bank	4,500	46,066
Shimano	39,500	4,414,463
Shindengen Electric Manufacturing	1,400	30,068
SMC	15,600	4,821,839
SMK	1,300	20,070
SMS	9,100	95,903
Sodick	12,100	74,357
Softcreate Holdings	2,100	33,219
Sony Financial Group †	356,000	394,793
Sony Group	356,000	10,233,826
SRA Holdings	2,000	68,273
Star Micronics	7,200	81,371
Sumitomo Mitsui Financial Group	181,300	5,100,490
Sumitomo Mitsui Trust Group	15,800	458,579
System Research	4,200	60,071
TIS	3,700	122,045
Tochigi Bank	15,400	52,553
Tokyo Electron	18,300	3,243,985
Toli	12,100	47,723
Topy Industries	3,000	57,545
Toyo Kanetsu	2,900	91,348
Trend Micro	34,500	1,888,280
Tsubakimoto Chain	13,800	200,253

	Number of shares	Value (US $)
Common StocksΔ (continued)
Japan (continued)
Ubicom Holdings	4,200	$ 31,235
Unicharm	563,800	3,657,637
Unipres	11,000	91,019
V Technology	1,700	39,542
ValueCommerce	2,400	12,900
Vector	7,200	54,302
Yamaichi Electronics	4,000	94,981
Yushin	6,700	27,838
Zenrin	7,200	52,128
ZIGExN	29,300	110,032
		98,114,086
Kazakhstan — 0.37%
Kaspi.KZ JSC ADR	45,171	3,689,567
		3,689,567
Malaysia — 0.02%
Hap Seng Plantations Holdings	6,900	3,279
Lingkaran Trans Kota Holdings =, †	42,600	38
Magni-Tech Industries	32,900	17,297
Petronas Dagangan	5,600	30,534
RHB Bank	34,300	53,772
Ta Ann Holdings	49,000	48,359
		153,279
Mexico — 0.17%
Fresnillo	51,712	1,649,548
		1,649,548
Monaco — 0.02%
Costamare	20,632	245,727
		245,727
Netherlands — 6.17%
ABN AMRO Bank CVA	190,169	6,100,537
Adyen †	4,392	7,067,074
ASML Holding	7,834	7,639,615
ASML Holding	1,250	1,210,112
Euronext	25,403	3,803,119
EXOR	42,581	4,167,646
HAL Trust	349	55,544
IMCD	50,229	5,206,108
ING Groep	236,651	6,203,985
NN Group	49,301	3,476,584
Topicus.com †	54,326	5,826,080
Wolters Kluwer	77,435	10,569,871
		61,326,275
Norway — 0.01%
Norconsult Norge	12,574	59,849
		59,849
	Number of shares	Value (US $)
Common StocksΔ (continued)
Panama — 0.35%
Copa Holdings Class A	28,836	$ 3,426,294
		3,426,294
Peru — 0.12%
Credicorp	3,481	926,921
Intercorp Financial Services	5,386	217,271
		1,144,192
Philippines — 0.02%
Ginebra San Miguel	31,190	149,948
		149,948
Poland — 1.46%
11 bit studios †	913	47,584
Allegro.eu †	26,291	257,958
Bank Polska Kasa Opieki	83,705	4,034,024
CD Projekt	20,292	1,512,887
ORLEN	207,952	4,954,847
PGE Polska Grupa Energetyczna †	494,362	1,461,647
Powszechny Zaklad Ubezpieczen	88,044	1,318,479
Tauron Polska Energia †	109,198	273,303
Unimot	246	9,354
XTB	31,993	632,056
		14,502,139
Russia — 0.00%
GMK Norilskiy Nickel =, †	1,009,500	0
MMC Norilsk Nickel PJSC ADR =, †	4	0
		0
Singapore — 2.44%
CNMC Goldmine Holdings	174,700	149,921
Hafnia	18,900	113,860
Samudera Shipping Line	237,400	175,862
Sea ADR †	76,306	13,638,171
Singapore Exchange	221,097	2,838,308
Singapore Telecommunications	848,900	2,713,991
United Overseas Bank	171,000	4,592,283
UOB-Kay Hian Holdings	26,500	49,142
		24,271,538
South Africa — 0.95%
Discovery	557,099	6,354,864
Gold Fields	29,273	1,225,818
Harmony Gold Mining ADR	38,834	704,837
Sasol †	45,467	282,931
Sibanye Stillwater †	294,377	832,661
		9,401,111
South Korea — 4.31%
BNK Financial Group	55,107	573,465
Coupang †	192,494	6,198,307

Schedules of investments
Optimum International Fund
	Number of shares	Value (US $)
Common StocksΔ (continued)
South Korea (continued)
Crown Confectionery	1,504	$ 9,970
DIT	4,456	49,239
Dongkuk Holdings	8,958	47,341
Eugene Technology	3,281	163,843
Exem †	20,232	33,744
Hana Financial Group	56,438	3,509,030
Hansol IONES †	4,890	45,306
Hyundai Glovis	1,701	200,668
HyVision System	3,049	34,461
JB Financial Group	22,329	366,188
Jin Air †	8,976	50,764
Jusung Engineering	6,604	145,670
KB Financial Group	18,646	1,538,964
Korean Reinsurance	1,886	14,659
KT	14,694	529,616
KT ADR	30,837	601,322
LG Electronics	22,703	1,224,623
LG Innotek	6,596	885,186
LOT Vacuum †	3,978	37,885
Namuga	2,527	30,341
NAVER	5,841	1,120,810
NCSoft	1,283	197,664
PSK	24,845	580,924
Sambo Corrugated Board	807	5,519
Samsung Electronics	278,156	16,675,543
SeAH Holdings	268	23,284
Seoul Semiconductor †	6,520	29,102
Shinhan Financial Group	27,704	1,396,779
Shinsegae Food	939	26,964
SK Hynix	17,672	4,380,853
TES	3,012	92,841
Union Semiconductor Equipment & Materials	20,200	150,992
WiSoL	9,881	40,558
WONIK IPS	4,138	138,977
Woori Financial Group	82,927	1,535,738
Zeus	13,585	155,309
		42,842,449
Spain — 2.23%
Amadeus IT Group	91,332	7,259,958
Banco Bilbao Vizcaya Argentaria	514,925	9,922,416
Banco Santander	74,259	779,298
CaixaBank	380,309	4,016,792
Logista Integral	5,763	195,752
		22,174,216
Sweden — 1.73%
Atlas Copco Class B	396,142	5,960,930
Careium †	276	674
Instalco	115	312
	Number of shares	Value (US $)
Common StocksΔ (continued)
Sweden (continued)
MIPS	41,887	$ 1,523,117
Paradox Interactive	4	74
Skandinaviska Enskilda Banken Class A	176,408	3,458,929
Telefonaktiebolaget LM Ericsson ADR	759,912	6,284,472
		17,228,508
Switzerland — 6.87%
ABB	126,555	9,157,941
Cie Financiere Richemont Class A	26,318	5,052,172
Logitech International	70,957	7,805,158
Novartis	67,629	8,695,628
Roche Holding	65,625	21,852,047
Sandoz Group	90,564	5,401,481
Schindler Holding	5,989	2,277,475
Temenos	14,966	1,215,527
UBS Group	147,108	6,048,133
Zehnder Group	9,183	798,674
		68,304,236
Taiwan — 7.47%
Anpec Electronics	19,000	139,475
Arcadyan Technology	224,000	1,618,841
Asustek Computer	287,000	6,340,481
Azurewave Technologies	16,000	41,623
ChipMOS Technologies	1,161,000	1,127,791
Compal Electronics	235,000	251,055
Delta Electronics	15,000	422,551
Elan Microelectronics	46,000	197,015
Ennoconn	47,000	455,926
Evergreen Marine Taiwan	458,000	2,697,496
Everlight Electronics	59,000	124,002
Genesys Logic	51,000	196,492
Hon Hai Precision Industry	123,000	878,238
International Games System	63,000	1,631,256
ITE Technology	136,000	598,178
Kinsus Interconnect Technology	109,000	386,586
MediaTek	182,000	7,893,295
Novatek Microelectronics	147,000	2,063,733
Nuvoton Technology	28,000	58,148
Parade Technologies	12,000	293,473
Pegatron	263,000	612,567
Phison Electronics	40,000	929,841
Pixart Imaging	26,000	208,286
Radiant Opto-Electronics	11,000	51,912
Realtek Semiconductor	184,000	3,331,050
Silicon Motion Technology ADR	2,181	206,781
Sitronix Technology	20,000	142,913
Sonix Technology	20,000	25,089
Taiwan Puritic	6,201	96,466

	Number of shares	Value (US $)
Common StocksΔ (continued)
Taiwan (continued)
Taiwan Semiconductor Manufacturing	889,000	$ 38,616,228
Ventec International Group	36,000	113,335
Weblink International	25,000	43,423
Winbond Electronics †	343,000	385,634
Yang Ming Marine Transport	199,000	347,097
Zhen Ding Technology Holding	310,000	1,695,303
		74,221,580
Thailand — 0.81%
Bangkok Bank NVDR	887,100	4,081,905
Kasikornbank NVDR	147,047	760,580
PETCHSRIVICHAI ENTERPRISE NVDR	88,055	6,522
PTT Exploration & Production NVDR	905,000	3,222,587
Susco NVDR	219,300	16,513
		8,088,107
Türkiye — 0.08%
Eldorado Gold †	16,877	487,380
Turk Hava Yollari	41,165	312,160
		799,540
United Arab Emirates — 1.59%
Abu Dhabi Commercial Bank PJSC	502,384	1,996,385
Aldar Properties PJSC	372,801	962,971
Dubai Islamic Bank PJSC	395,091	1,030,457
Emaar Properties PJSC	1,850,414	6,574,346
Emirates NBD Bank PJSC	344,711	2,280,524
Emirates Telecommunications Group PJSC	162,480	833,401
First Abu Dhabi Bank PJSC	439,515	1,871,473
Orascom Construction	1,344	11,798
Salik PJSC	162,208	265,412
		15,826,767
United Kingdom — 2.54%
AngloGold Ashanti	22,984	1,616,465
B&M European Value Retail	587,297	2,071,796
Barclays ADR	307,308	6,352,056
Centrica	142,103	319,105
Costain Group	9,855	17,893
Gem Diamonds †	5,047	213
Greggs	19	411
International Consolidated Airlines Group	319,205	1,662,530
Investec	289,188	2,145,551
NatWest Group	426,077	3,009,532
Sage Group	29,901	443,566
Smith & Nephew ADR	6,261	227,212
	Number of shares	Value (US $)
Common StocksΔ (continued)
United Kingdom (continued)
Standard Chartered	57,911	$ 1,123,912
Unilever	105,777	6,252,335
		25,242,577
United States — 1.42%
Atlassian Class A †	2,832	452,270
GSK ADR	37,750	1,629,290
JBS BDR †	20,344	303,158
Monday.com †	21,256	4,117,075
Spotify Technology †	10,896	7,605,408
		14,107,201
Total Common Stocks (cost $805,134,878)		983,371,473

Preferred Stock — 0.03%Δ
Germany — 0.03%
Henkel & Co. 2.93% ω	3,148	254,000
Total Preferred Stock (cost $253,641)		254,000

Exchange-Traded Funds — 0.26%
iShares MSCI Canada ETF	3,307	167,169
iShares MSCI EAFE ETF	17,620	1,645,179
iShares MSCI Emerging Markets ETF	15,262	814,991
Total Exchange-Traded Funds (cost $2,425,230)		2,627,339

Rights — 0.00%Δ
Malaysia — 0.00%
YTL †	48,900	14,873
YTL Power International †	52,326	21,883
Total Rights (cost $0)		36,756

Warrants — 0.00%Δ
Canada — 0.00%
Constellation Software =, †	2,870	0
Total Warrants (cost $0)		0

Short-Term Investments — 0.22%
Money Market Mutual Funds — 0.22%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.03%)	543,441	543,441

Schedules of investments
Optimum International Fund
	Number ofshares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.04%)	543,441	$ 543,441
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.07%)	543,442	543,442
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.05%)	543,442	543,442
Total Short-Term Investments (cost $2,173,766)		2,173,766
Total Value of Securities—99.47% (cost $809,987,515)		$988,463,334
Δ	Securities have been classified by country of risk.
†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
π	Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At September 30, 2025, the aggregate value of restricted securities was $110,894, which represented 0.01% of the Fund’s net assets. See Note 8 in “Notes to financial statements” and the table below for additional details on restricted securities.
ω	Perpetual security with no stated maturity date.
Restricted Securities
Investments	Date of Acquisition	Cost	Value
Acevector Limited	5/7/14	$999,482	$83,317
Acevector Limited Series G	10/29/14	396,443	27,577
Total		$1,395,925	$110,894
Summary of abbreviations:
ADR – American Depositary Receipt
BDR – Brazilian Depositary Receipt
CVA – Certified Dutch Certificate
EAFE – Europe, Australasia, and Far East
ETF – Exchange-Traded Fund
JSC – Joint Stock Company
Summary of abbreviations: (continued)
MSCI – Morgan Stanley Capital International
NVDR – Non-Voting Depositary Receipt
PJSC – Private Joint Stock Company
See accompanying notes, which are an integral part of the financial statements.

Optimum Large Cap Growth Fund
September 30, 2025 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.81%♣
Communication Services — 14.66%
Alphabet Class A	305,085	$ 74,166,164
Alphabet Class C	275,575	67,116,291
Meta Platforms Class A	124,524	91,447,935
Netflix †	60,788	72,879,949
Pinterest Class A †	170,244	5,476,749
		311,087,088
Consumer Discretionary — 12.25%
Amazon.com †	534,132	117,279,363
Booking Holdings	3,888	20,992,362
Carnival †	371,047	10,726,969
Carvana †	16,486	6,219,179
Chipotle Mexican Grill †	145,487	5,701,636
Duolingo †	14,249	4,585,898
Expedia Group	33,993	7,266,004
Ferrari	7,175	3,481,453
Grand Canyon Education †	32,385	7,109,155
Magic Leap Class A =, †	2,058	10,830
On Holding Class A †	101,552	4,300,727
Royal Caribbean Cruises	3,609	1,167,800
Tesla †	145,225	64,584,462
Wingstop	25,905	6,519,770
		259,945,608
Consumer Staples — 1.19%
Costco Wholesale	26,670	24,686,552
Monster Beverage †	1,648	110,927
Sprouts Farmers Market †	4,406	479,373
		25,276,852
Energy — 0.45%
EOG Resources	42,161	4,727,091
HF Sinclair	45,343	2,373,253
Phillips 66	18,069	2,457,745
		9,558,089
Financials — 4.64%
Ally Financial	8,624	338,061
Arthur J Gallagher & Co.	8,899	2,756,376
Citigroup	54,769	5,559,054
Interactive Brokers Group Class A	144,337	9,931,829
Mastercard Class A	73,327	41,709,131
MSCI	13,514	7,667,979
NU Holdings Class A †	838,348	13,421,951
Popular	24,101	3,061,068
TPG	3,050	175,223
Tradeweb Markets Class A	46,082	5,114,180
Visa Class A	25,529	8,715,090
		98,449,942
Healthcare — 8.82%
AbbVie	101,932	23,601,335
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Healthcare (continued)
Alnylam Pharmaceuticals †	37,398	$ 17,053,488
Apellis Pharmaceuticals †	65,156	1,474,480
Dexcom †	80,015	5,384,209
Eli Lilly & Co.	25,605	19,536,615
Exelixis †	101,848	4,206,322
Gilead Sciences	176,468	19,587,948
Halozyme Therapeutics †	139,674	10,243,691
IDEXX Laboratories †	19,821	12,663,439
Incyte †	111,909	9,491,002
Insmed †	3,641	524,341
Insulet †	28,830	8,900,686
Intuitive Surgical †	32,197	14,399,464
McKesson	557	430,305
Medpace Holdings †	7,701	3,959,546
Merck & Co.	46,050	3,864,977
Neurocrine Biosciences †	92,194	12,942,194
Penumbra †	18,260	4,625,623
Regeneron Pharmaceuticals	11,165	6,277,745
Ultragenyx Pharmaceutical †	17,103	514,458
Veeva Systems Class A †	24,971	7,439,111
		187,120,979
Industrials — 7.25%
Acuity	19,975	6,879,190
Advanced Drainage Systems	32,579	4,518,707
Armstrong World Industries	36,250	7,105,363
BWX Technologies	8,561	1,578,392
Cintas	12,262	2,516,898
Copart †	62,061	2,790,883
Donaldson	30,358	2,484,802
FTAI Aviation	1,494	249,289
GE Vernova	11,828	7,273,037
General Electric	109,697	32,999,052
HEICO	55,780	18,006,900
HEICO Class A	41,746	10,607,241
Howmet Aerospace	72,397	14,206,463
Johnson Controls International	32,146	3,534,453
Leonardo DRS	32,917	1,494,432
Lyft Class A †	485,337	10,682,267
Nordson	9,015	2,045,954
Trane Technologies	23,252	9,811,414
Vertiv Holdings Class A	65,723	9,914,972
Westinghouse Air Brake Technologies	25,724	5,156,890
		153,856,599
Information Technology — 49.33%
Advanced Micro Devices †	81,321	13,156,925
Amphenol Class A	211,366	26,156,542
Analog Devices	38,630	9,491,391
Apple	804,045	204,733,978

Schedules of investments
Optimum Large Cap Growth Fund
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Information Technology (continued)
Applied Materials	57,452	$ 11,762,722
AppLovin Class A †	18,296	13,146,408
Arista Networks †	111,844	16,296,789
ASML Holding	10,016	9,767,474
Broadcom	208,780	68,878,610
Cloudflare Class A †	42,226	9,061,277
Datadog Class A †	56,809	8,089,602
Dell Technologies Class C	52,584	7,454,834
Docusign †	67,553	4,869,896
Dynatrace †	142,982	6,927,478
Fair Isaac †	8,153	12,201,209
Guidewire Software †	13,757	3,162,184
Jabil	27,270	5,922,226
Keyence	6,600	2,458,902
Lam Research	25,684	3,439,088
Microsoft	375,311	194,392,332
Monolithic Power Systems	4,026	3,706,497
NVIDIA	1,598,916	298,325,747
Okta †	45,055	4,131,543
Oracle	109,092	30,681,034
Palantir Technologies Class A †	143,588	26,193,323
Pegasystems	2,141	123,108
Pure Storage Class A †	5,679	475,957
Salesforce	34,105	8,082,885
ServiceNow †	2,424	2,230,759
Snowflake Class A †	64,273	14,496,775
Synopsys †	18,525	9,140,050
Workday Class A †	16,205	3,901,030
Zscaler †	46,490	13,931,193
		1,046,789,768
Materials — 1.20%
AngloGold Ashanti	149,422	10,508,849
Carpenter Technology	4,456	1,094,126
Ecolab	32,480	8,894,973
Southern Copper	40,706	4,940,080
		25,438,028
Utilities — 0.02%
Vistra	2,662	521,539
		521,539
Total Common Stocks (cost $1,142,658,064)		2,118,044,492

Exchange-Traded Fund — 0.03%
iShares Russell 1000 Growth ETF	1,519	711,514
Total Exchange-Traded Fund (cost $704,890)		711,514

	Number of shares	Value (US $)

Rights — 0.00%♣
Healthcare — 0.00%
ABIOMED =, †	15,699	$ 16,013
Total Rights (cost $0)		16,013

Short-Term Investments — 0.23%
Money Market Mutual Funds — 0.23%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.03%)	1,205,360	1,205,360
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.04%)	1,205,360	1,205,360
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.07%)	1,205,359	1,205,359
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.05%)	1,205,361	1,205,361
Total Short-Term Investments (cost $4,821,440)		4,821,440
Total Value of Securities—100.07% (cost $1,148,184,394)		$2,123,593,459
♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”

The following forward foreign currency exchange contracts were outstanding at September 30, 2025:1
Forward Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation
MS	JPY	(131,023,200)	USD	893,844	12/19/25	$362
The use of forward foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The forward foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.
[1]	See Note 5 in “Notes to financial statements.”
Summary of abbreviations:
ETF – Exchange-Traded Fund
GE – General Electric
MS – Morgan Stanley
MSCI – Morgan Stanley Capital International
Summary of currencies:
JPY – Japanese Yen
USD – US Dollar
See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Optimum Large Cap Value Fund
September 30, 2025 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 98.63%♣
Communication Services — 4.81%
Alphabet Class A	120,129	$ 29,203,360
Comcast Class A	241,476	7,587,176
Fox Class A	201,560	12,710,373
Meta Platforms Class A	19,386	14,236,691
Verizon Communications	210,966	9,271,956
Walt Disney	173,400	19,854,300
		92,863,856
Consumer Discretionary — 5.67%
Amazon.com †	121,840	26,752,409
Darden Restaurants	54,960	10,462,185
General Motors	175,537	10,702,491
Lowe's	141,148	35,471,904
Marriott International Class A	49,023	12,767,550
TJX	91,735	13,259,377
		109,415,916
Consumer Staples — 4.54%
Coca-Cola Europacific Partners	44,893	4,058,776
Diageo	120,139	2,874,648
Kenvue	319,619	5,187,416
Kimberly-Clark	45,989	5,718,272
Mondelez International Class A	351,839	21,979,382
Nestle	61,086	5,609,848
PepsiCo	138,231	19,413,162
Procter & Gamble	74,556	11,455,530
Reckitt Benckiser Group	81,981	6,312,703
Tyson Foods Class A	93,727	5,089,376
		87,699,113
Energy — 5.79%
Chevron	79,926	12,411,708
ConocoPhillips	305,516	28,898,758
EOG Resources	139,525	15,643,543
Expand Energy	66,186	7,031,601
Exxon Mobil	336,972	37,993,593
Schlumberger	287,332	9,875,601
		111,854,804
Financials — 27.41%
American Express	99,388	33,012,718
Aon Class A	47,162	16,817,026
Bank of America	402,121	20,745,422
Berkshire Hathaway Class B †	38,245	19,227,291
Blackrock	34,885	40,671,375
Chubb	54,441	15,365,972
Citigroup	171,200	17,376,800
Goldman Sachs Group	19,413	15,459,543
Hartford Insurance Group	130,284	17,378,583
Intercontinental Exchange	96,778	16,305,157
JPMorgan Chase & Co.	281,262	88,718,473
KKR & Co.	125,911	16,362,134
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Financials (continued)
Marsh & McLennan	94,450	$ 19,034,509
Morgan Stanley	150,145	23,867,049
Nasdaq	191,042	16,897,665
PayPal Holdings †	130,152	8,727,993
PNC Financial Services Group	82,894	16,655,891
Progressive	142,684	35,235,814
Prudential Financial	45,712	4,742,163
S&P Global	21,448	10,438,956
State Street	45,003	5,220,798
Travelers	114,082	31,853,976
Truist Financial	85,511	3,909,563
Wells Fargo & Co.	419,068	35,126,280
		529,151,151
Healthcare — 14.34%
Abbott Laboratories	282,331	37,815,414
AbbVie	118,330	27,398,128
Amgen	28,476	8,035,927
Avantor †	252,988	3,157,290
Becton Dickinson and Co.	49,170	9,203,149
Boston Scientific †	183,709	17,935,510
Cencora	39,427	12,322,120
Cigna Group	89,996	25,941,347
Elevance Health	27,137	8,768,507
Gilead Sciences	128,354	14,247,294
Humana	20,241	5,266,101
Johnson & Johnson	120,478	22,339,031
McKesson	38,165	29,483,989
Merck & Co.	247,247	20,751,441
Pfizer	307,795	7,842,617
Thermo Fisher Scientific	24,939	12,095,914
UnitedHealth Group	40,967	14,145,905
		276,749,684
Industrials — 16.53%
Boeing †	161,975	34,959,064
Canadian National Railway	36,623	3,453,549
Carrier Global	172,664	10,308,041
Caterpillar	10,459	4,990,512
CSX	394,038	13,992,289
Delta Air Lines	218,422	12,395,448
Eaton	25,454	9,526,160
Equifax	35,486	9,103,224
GE Vernova	12,401	7,625,375
General Dynamics	60,759	20,718,819
Honeywell International	56,939	11,985,659
Illinois Tool Works	39,180	10,216,577
Northrop Grumman	21,213	12,925,505
Otis Worldwide	116,177	10,622,063
Owens Corning	61,919	8,759,062
PACCAR	106,091	10,430,867

	Number of shares	Value (US $)
Common Stocks♣ (continued)
Industrials (continued)
Parker-Hannifin	26,437	$ 20,043,212
Quanta Services	29,513	12,230,777
Rockwell Automation	38,782	13,555,472
RTX	283,979	47,518,206
Textron	118,289	9,994,238
Trane Technologies	6,695	2,825,022
Union Pacific	68,867	16,278,093
WW Grainger	4,828	4,600,891
		319,058,125
Information Technology — 8.25%
Accenture Class A	63,680	15,703,488
Analog Devices	75,622	18,580,325
Broadcom	42,585	14,049,217
CDW	13,923	2,217,655
Cisco Systems	250,487	17,138,321
KLA	13,963	15,060,492
Micron Technology	99,917	16,718,113
Microsoft	26,325	13,635,034
Motorola Solutions	28,632	13,093,127
NXP Semiconductors	54,893	12,500,783
ON Semiconductor †	64,972	3,203,769
Oracle	17,437	4,903,982
Texas Instruments	68,338	12,555,741
		159,360,047
Materials — 2.67%
Air Products and Chemicals	34,727	9,470,748
CRH	59,700	7,158,030
DuPont de Nemours	115,202	8,974,236
Freeport-McMoRan	213,668	8,380,059
Martin Marietta Materials	21,629	13,632,326
Sherwin-Williams	11,428	3,957,059
		51,572,458
Real Estate — 2.70%
American Tower	51,015	9,811,205
Equity LifeStyle Properties	81,500	4,947,050
Prologis	219,040	25,084,461
Public Storage	42,386	12,243,196
		52,085,912
Utilities — 5.92%
American Electric Power	39,280	4,419,000
Dominion Energy	282,177	17,260,767
Duke Energy	262,570	32,493,038
Exelon	153,174	6,894,362
NextEra Energy	157,023	11,853,666
PG&E	687,881	10,373,245
Southern	184,666	17,500,797
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Utilities (continued)
Xcel Energy	167,968	$ 13,546,619
		114,341,494
Total Common Stocks (cost $1,307,970,838)		1,904,152,560

Short-Term Investments — 1.50%
Money Market Mutual Funds — 1.50%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.03%)	7,252,310	7,252,310
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.04%)	7,252,310	7,252,310
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.07%)	7,252,309	7,252,309
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.05%)	7,252,308	7,252,308
Total Short-Term Investments (cost $29,009,237)		29,009,237
Total Value of Securities—100.13% (cost $1,336,980,075)		$1,933,161,797
♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
†	Non-income producing security.
Summary of abbreviations:
GE – General Electric
S&P – Standard & Poor’s Financial Services LLC
See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Optimum Small-Mid Cap Growth Fund
September 30, 2025 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 98.72%♣
Communication Services — 2.03%
Lionsgate Studios †	169,522	$ 1,169,702
TKO Group Holdings	52,001	10,502,122
TripAdvisor †	199,488	3,243,675
		14,915,499
Consumer Discretionary — 12.07%
Academy Sports & Outdoors	41,883	2,094,988
Birkenstock Holding †	47,127	2,132,497
Boot Barn Holdings †	20,689	3,428,581
Brightstar Lottery	165,140	2,848,665
Burlington Stores †	11,743	2,988,594
Champion Homes †	43,276	3,304,988
Dutch Bros Class A †	41,782	2,186,870
Five Below †	31,521	4,876,299
Floor & Decor Holdings Class A †	43,465	3,203,370
Genius Sports †	229,797	2,844,887
Grand Canyon Education †	24,758	5,434,876
Hasbro	38,072	2,887,761
Life Time Group Holdings †	78,533	2,167,511
Meritage Homes	37,932	2,747,415
Modine Manufacturing †	25,560	3,633,610
Ollie's Bargain Outlet Holdings †	27,697	3,556,295
On Holding Class A †	77,494	3,281,871
Patrick Industries	41,337	4,275,486
Planet Fitness Class A †	31,543	3,274,163
Somnigroup International	60,516	5,103,314
Tapestry	49,404	5,593,521
Valvoline †	69,318	2,489,209
Viking Holdings †	61,670	3,833,407
Visteon	34,262	4,106,643
Wayfair Class A †	27,253	2,434,510
Wolverine World Wide	66,358	1,820,864
YETI Holdings †	69,933	2,320,377
		88,870,572
Consumer Staples — 2.63%
Celsius Holdings †	121,663	6,994,406
elf Beauty †	17,909	2,372,584
Oddity Tech Class A †	42,544	2,650,491
Performance Food Group †	31,714	3,299,525
SunOpta †	303,549	1,778,797
Vital Farms †	54,674	2,249,835
		19,345,638
Energy — 1.51%
Flowco Holdings Class A	114,832	1,705,255
Gulfport Energy †	30,903	5,592,825
TechnipFMC	96,337	3,800,495
		11,098,575
Financials — 12.54%
Ally Financial	43,545	1,706,964
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Financials (continued)
Baldwin Insurance Group †	64,166	$ 1,810,123
BGC Group Class A	598,451	5,661,346
Bullish †	70,768	4,501,552
Coastal Financial †	41,023	4,437,458
Dave †	19,788	3,944,738
DigitalBridge Group	209,851	2,455,257
Essent Group	63,523	4,037,522
Evercore Class A	9,985	3,368,140
Glacier Bancorp	65,124	3,169,585
Invesco	285,700	6,553,958
Lazard	183,520	9,686,186
Palomar Holdings †	21,153	2,469,613
Rocket Class A	430,918	8,351,191
Ryan Specialty Holdings	45,438	2,560,886
Shift4 Payments Class A †	33,074	2,559,928
Skyward Specialty Insurance Group †	49,720	2,364,683
SoFi Technologies †	155,510	4,108,574
StepStone Group Class A	88,437	5,775,820
Stifel Financial	42,228	4,791,611
Synchrony Financial	51,225	3,639,536
Triumph Financial †	50,953	2,549,688
Virtu Financial Class A	52,090	1,849,195
		92,353,554
Healthcare — 19.49%
Adaptive Biotechnologies †	460,876	6,894,705
ADMA Biologics †	149,324	2,189,090
Agios Pharmaceuticals †	45,993	1,846,159
Alkermes †	72,890	2,186,700
Amicus Therapeutics †	306,996	2,419,128
Arrowhead Pharmaceuticals †	72,440	2,498,456
Artivion †	87,263	3,694,715
Ascendis Pharma ADR †	9,567	1,902,015
Axsome Therapeutics †	42,298	5,137,092
Azenta †	43,238	1,241,795
BioLife Solutions †	101,676	2,593,755
Bridgebio Pharma †	60,114	3,122,321
Ceribell †	103,717	1,191,708
Charles River Laboratories International †	27,875	4,361,322
Cogent Biosciences †	168,830	2,424,399
Corcept Therapeutics †	47,706	3,964,846
Cytokinetics †	80,260	4,411,090
Dynavax Technologies †	191,305	1,899,659
Elanco Animal Health †	103,769	2,089,908
Encompass Health	31,070	3,946,511
Establishment Labs Holdings †	61,101	2,504,530
Evolent Health Class A †	211,418	1,788,596
GeneDx Holdings †	44,558	4,800,679

	Number of shares	Value (US $)
Common Stocks♣ (continued)
Healthcare (continued)
Guardant Health †	46,509	$ 2,905,882
HealthEquity †	26,725	2,532,728
Hims & Hers Health †	47,108	2,671,966
Insmed †	28,658	4,127,039
iRhythm Technologies †	51,421	8,843,898
Kiniksa Pharmaceuticals International †	54,174	2,103,576
Madrigal Pharmaceuticals †	6,493	2,978,079
Neurocrine Biosciences †	16,737	2,349,540
Ocular Therapeutix †	174,389	2,038,607
Penumbra †	10,901	2,761,441
Phreesia †	88,671	2,085,542
Privia Health Group †	92,806	2,310,869
PROCEPT BioRobotics †	52,066	1,858,236
Progyny †	158,384	3,408,424
Scholar Rock Holding †	43,571	1,622,584
SI-BONE †	106,966	1,574,540
Soleno Therapeutics †	26,004	1,757,870
Stevanato Group	142,630	3,672,723
TransMedics Group †	66,638	7,476,784
Trevi Therapeutics †	172,292	1,576,472
Twist Bioscience †	82,248	2,314,459
Vericel †	58,492	1,840,743
Viridian Therapeutics †	125,369	2,705,463
Waystar Holding †	181,454	6,880,736
		143,507,380
Industrials — 25.17%
AAON	36,958	3,453,355
AAR †	37,149	3,331,151
Advanced Drainage Systems	27,757	3,849,896
Applied Industrial Technologies	21,914	5,720,650
Arcosa	28,167	2,639,530
Bloom Energy Class A †	38,378	3,245,627
Boise Cascade	19,827	1,533,024
CECO Environmental †	66,134	3,386,061
Comfort Systems USA	8,994	7,421,669
Construction Partners Class A †	31,238	3,967,226
Core & Main Class A †	59,480	3,201,808
Crane	54,689	10,070,432
Dycom Industries †	14,265	4,161,956
Embraer ADR	62,148	3,756,847
EMCOR Group	5,992	3,892,044
ESCO Technologies	17,001	3,589,081
Flowserve	63,350	3,366,419
FTAI Aviation	54,960	9,170,626
FTI Consulting †	12,897	2,084,800
Gates Industrial †	148,395	3,683,164
Generac Holdings †	28,726	4,808,732
GXO Logistics †	92,973	4,917,342
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Industrials (continued)
JBT Marel	22,075	$ 3,100,434
KBR	72,240	3,416,230
Kirby †	36,540	3,049,263
Knight-Swift Transportation Holdings	46,125	1,822,399
Kratos Defense & Security Solutions †	81,441	7,441,264
Legence Class A †	70,959	2,186,247
MasTec †	30,442	6,478,362
Montrose Environmental Group †	80,859	2,220,388
MYR Group †	16,645	3,462,659
nVent Electric	77,195	7,614,515
Parsons †	70,360	5,834,251
Paycom Software	17,482	3,638,703
RB Global	17,732	1,921,440
RBC Bearings †	26,661	10,405,522
Rocket Lab †	69,606	3,334,823
SPX Technologies †	26,571	4,962,931
SS&C Technologies Holdings	30,409	2,699,103
Verra Mobility †	145,183	3,586,020
Wabash National	99,482	981,887
Xometry Class A †	52,694	2,870,242
XPO †	44,493	5,751,610
Zurn Elkay Water Solutions	70,651	3,322,717
		185,352,450
Information Technology — 21.66%
Advanced Energy Industries	23,845	4,056,988
Agilysys †	28,992	3,051,408
Allegro MicroSystems †	169,489	4,949,079
Astera Labs †	17,527	3,431,787
Box Class A †	126,236	4,073,636
Braze Class A †	66,218	1,883,240
Ciena †	34,532	5,030,276
Circle Internet Group †	28,155	3,732,790
Clearwater Analytics Holdings Class A †	157,395	2,836,258
Confluent Class A †	130,877	2,591,365
Credo Technology Group Holding †	17,871	2,602,196
CyberArk Software †	6,818	3,294,117
First Solar †	52,269	11,526,883
FormFactor †	58,669	2,136,725
IonQ †	40,694	2,502,681
Itron †	23,997	2,989,066
JFrog †	86,307	4,084,910
Lumentum Holdings †	18,306	2,978,569
MARA Holdings †	232,401	4,243,642
Mirion Technologies †	114,724	2,668,480
MongoDB †	10,181	3,159,979
nCino †	80,700	2,187,777

Schedules of investments
Optimum Small-Mid Cap Growth Fund
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Information Technology (continued)
Nutanix Class A †	41,105	$ 3,057,801
Onto Innovation †	23,446	3,029,692
PAR Technology †	75,703	2,996,325
Procore Technologies †	42,496	3,098,808
PTC †	23,001	4,669,663
Pure Storage Class A †	110,598	9,269,218
Q2 Holdings †	27,253	1,972,845
Rambus †	106,957	11,144,919
Rubrik Class A †	38,190	3,141,128
SentinelOne Class A †	114,263	2,012,171
Sprout Social Class A †	49,109	634,488
Synaptics †	43,419	2,967,255
Teradyne	19,537	2,689,073
Trimble †	130,481	10,653,774
Twilio Class A †	27,921	2,794,613
Unity Software †	164,807	6,598,872
Varonis Systems †	73,394	4,217,953
Vertex Class A †	70,996	1,759,991
Zeta Global Holdings Class A †	139,545	2,772,759
		159,493,200
Materials — 1.02%
Element Solutions	186,250	4,687,912
Steel Dynamics	20,272	2,826,525
		7,514,437
Real Estate — 0.60%
Jones Lang LaSalle †	14,809	4,417,228
		4,417,228
Total Common Stocks (cost $615,590,726)		726,868,533

Short-Term Investments — 0.80%
Money Market Mutual Funds — 0.80%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.03%)	1,466,553	1,466,553
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.04%)	1,466,554	1,466,554
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.07%)	1,466,554	1,466,554
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.05%)	1,466,554	$ 1,466,554
Total Short-Term Investments (cost $5,866,215)		5,866,215
Total Value of Securities—99.52% (cost $621,456,941)		$732,734,748
♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
†	Non-income producing security.
Summary of abbreviations:
ADR – American Depositary Receipt
See accompanying notes, which are an integral part of the financial statements.

Optimum Small-Mid Cap Value Fund
September 30, 2025 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.51%♣
Communication Services — 3.16%
Cargurus †	156,254	$ 5,817,336
Fox Class A	55,500	3,499,830
Match Group	55,900	1,974,388
Nexstar Media Group	18,100	3,579,094
Playtika Holding	189,100	735,599
Shutterstock	32,900	685,965
TEGNA	69,900	1,421,067
Uniti Group †	64,606	395,389
Ziff Davis †	19,400	739,140
		18,847,808
Consumer Discretionary — 14.90%
Academy Sports & Outdoors	32,965	1,648,909
ADT	217,500	1,894,425
American Axle & Manufacturing Holdings †	93,200	560,132
Autoliv	20,890	2,579,915
AutoNation †	2,300	503,171
Bloomin' Brands	74,100	531,297
BorgWarner	57,300	2,518,908
Brunswick	8,900	562,836
Crocs †	12,400	1,036,020
Dick's Sporting Goods	38,677	8,594,803
El Pollo Loco Holdings †	91,000	882,700
Expedia Group	17,400	3,719,250
Gap	42,200	902,658
Goodyear Tire & Rubber †	70,000	523,600
Guess?	39,700	663,387
H&R Block	19,900	1,006,343
Harley-Davidson	59,700	1,665,630
Haverty Furniture	28,300	620,619
Lear	8,300	835,063
Macy's	51,200	918,016
Mattel †	103,800	1,746,954
MGM Resorts International †	32,900	1,140,314
Modine Manufacturing †	23,944	3,403,879
Mohawk Industries †	13,600	1,753,312
ODP †	29,100	810,435
Penske Automotive Group	7,600	1,321,716
Perdoceo Education	31,500	1,186,290
Phinia	12,800	735,744
PulteGroup	27,300	3,607,149
PVH	23,100	1,935,087
Sally Beauty Holdings †	65,000	1,058,200
Signet Jewelers	10,420	999,486
Somnigroup International	68,951	5,814,638
Steven Madden	243,630	8,156,733
Tapestry	37,600	4,257,072
Toll Brothers	33,300	4,600,062
Travel + Leisure	12,500	743,625
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Consumer Discretionary (continued)
Valvoline †	186,201	$ 6,686,478
Whirlpool	3,900	306,540
Wyndham Hotels & Resorts	80,779	6,454,242
		88,885,638
Consumer Staples — 3.95%
Albertsons Class A	103,000	1,803,530
Bunge Global	20,700	1,681,875
Conagra Brands	17,400	318,594
Fresh Del Monte Produce	27,800	965,216
Herbalife †	112,000	945,280
Ingredion	23,800	2,906,218
Molson Coors Beverage Class B	67,600	3,058,900
Simply Good Foods †	111,046	2,756,162
US Foods Holding †	119,091	9,124,752
		23,560,527
Energy — 5.01%
Antero Resources †	236,022	7,920,898
APA	67,600	1,641,328
CNX Resources †	17,500	562,100
Core Natural Resources	8,884	741,636
Helmerich & Payne	60,200	1,329,818
HF Sinclair	42,700	2,234,918
Matador Resources	64,800	2,911,464
Murphy Oil	61,600	1,750,056
Par Pacific Holdings †	23,500	832,370
Scorpio Tankers	21,100	1,182,655
SM Energy	26,300	656,711
Viper Energy Class A	185,979	7,108,118
World Kinect	39,900	1,035,405
		29,907,477
Financials — 22.02%
Affiliated Managers Group	9,500	2,265,085
Ally Financial	70,700	2,771,440
Annaly Capital Management	52,450	1,060,014
Ares Capital	54,000	1,102,140
Associated Banc-Corp	56,100	1,442,331
Banco Latinoamericano de Comercio Exterior Class E	56,300	2,588,111
Beacon Financial	24,600	583,266
Blue Owl Capital	62,700	800,679
Cadence Bank	255,016	9,573,301
Cathay General Bancorp	16,300	782,563
Citizens Financial Group	37,300	1,982,868
CNO Financial Group	79,400	3,140,270
Columbia Banking System	192,196	4,947,125
Comerica	27,900	1,911,708
Corebridge Financial	26,700	855,735
Employers Holdings	28,300	1,202,184

Schedules of investments
Optimum Small-Mid Cap Value Fund
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Financials (continued)
Equitable Holdings	16,400	$ 832,792
Essent Group	26,800	1,703,408
Everest Group	3,200	1,120,736
Federated Hermes	38,200	1,983,726
Fidelity National Financial	15,000	907,350
First BanCorp	23,200	511,560
First Busey	74,400	1,722,360
First Horizon	135,800	3,070,438
FS KKR Capital	57,750	862,208
Hancock Whitney	17,900	1,120,719
Hanmi Financial	73,400	1,812,246
Hope Bancorp	40,600	437,262
Kemper	197,435	10,177,774
Lincoln National	27,700	1,117,141
MGIC Investment	107,200	3,041,264
New Mountain Finance	95,300	918,692
OFG Bancorp	50,300	2,187,547
Old Republic International	48,310	2,051,726
OneMain Holdings	8,400	474,264
Popular	18,700	2,375,087
PROG Holdings	39,600	1,281,456
Radian Group	69,500	2,517,290
Regional Management	26,100	1,016,856
Regions Financial	72,400	1,909,188
Reinsurance Group of America	4,500	864,585
Rithm Capital	131,300	1,495,507
SLM	22,800	631,104
SouthState Bank	85,643	8,467,523
Stifel Financial	78,402	8,896,275
Synchrony Financial	46,300	3,289,615
Synovus Financial	177,650	8,719,062
Universal Insurance Holdings	11,600	305,080
Unum Group	37,500	2,916,750
Victory Capital Holdings Class A	39,300	2,545,068
Voya Financial	95,314	7,129,487
Western Union	66,100	528,139
Zions Bancorp	60,500	3,423,090
		131,373,195
Healthcare — 6.20%
Baxter International	32,100	730,917
BioMarin Pharmaceutical †	21,700	1,175,272
DaVita †	16,400	2,179,068
Exelixis †	89,500	3,696,350
ICON †	42,205	7,385,875
Incyte †	46,300	3,926,703
Jazz Pharmaceuticals †	36,500	4,810,700
Organon & Co.	107,300	1,145,964
Perrigo	191,841	4,272,299
Tenet Healthcare †	10,300	2,091,312
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Healthcare (continued)
United Therapeutics †	5,900	$ 2,473,339
Universal Health Services Class B	12,900	2,637,276
Viatris	47,900	474,210
		36,999,285
Industrials — 16.21%
ABM Industries	33,200	1,531,184
ACCO Brands	146,000	582,540
AGCO	21,800	2,334,126
Allison Transmission Holdings	29,700	2,520,936
Apogee Enterprises	36,200	1,577,234
ArcBest	20,700	1,446,309
Atkore	30,700	1,926,118
Boise Cascade	95,158	7,357,616
Brink's	9,900	1,156,914
Builders FirstSource †	5,700	691,125
CACI International Class A †	12,915	6,441,744
CNH Industrial	133,100	1,444,135
Covenant Logistics Group	19,800	428,868
CSG Systems International	39,000	2,510,820
Deluxe	29,800	576,928
Ennis	23,300	425,924
Gates Industrial †	103,800	2,576,316
Genpact	38,200	1,600,198
Greenbrier	18,700	863,379
Griffon	17,900	1,363,085
Heidrick & Struggles International	26,200	1,303,974
Huntington Ingalls Industries	4,700	1,353,177
IDEX	28,825	4,691,557
JBT Marel	48,597	6,825,449
ManpowerGroup	18,900	716,310
Matson	8,800	867,592
Middleby †	36,745	4,884,513
MillerKnoll	86,600	1,536,284
Mueller Industries	9,500	960,545
Oshkosh	29,200	3,787,240
Owens Corning	19,700	2,786,762
Pitney Bowes	69,500	792,995
Primoris Services	12,500	1,716,625
Ryder System	23,200	4,376,448
Textron	54,500	4,604,705
TransUnion	78,505	6,577,149
United Airlines Holdings †	31,900	3,078,350
WESCO International	30,646	6,481,629
		96,696,803
Information Technology — 12.08%
ACM Research Class A †	18,100	708,253
Adeia	157,800	2,651,040
Amdocs	107,478	8,818,570
Amkor Technology	48,600	1,380,240

	Number of shares	Value (US $)
Common Stocks♣ (continued)
Information Technology (continued)
Arrow Electronics †	24,580	$ 2,974,180
Belden	51,208	6,158,786
Cirrus Logic †	15,100	1,891,879
Dropbox Class A †	102,800	3,105,588
Flex †	121,817	7,061,731
Gen Digital	85,600	2,430,184
Jabil	11,200	2,432,304
MKS	63,245	7,827,834
NCR Atleos †	18,600	731,166
NetApp	28,800	3,411,648
Photronics †	82,767	1,899,503
Progress Software †	76,951	3,380,457
PTC †	27,590	5,601,322
RingCentral Class A †	20,900	592,306
Sanmina †	10,100	1,162,611
Skyworks Solutions	14,400	1,108,512
TD SYNNEX	19,200	3,144,000
Wix.com †	18,960	3,367,865
Xerox Holdings	61,300	230,488
		72,070,467
Materials — 8.07%
CF Industries Holdings	14,300	1,282,710
Crown Holdings	14,100	1,361,919
Eastman Chemical	26,200	1,651,910
Ingevity †	130,007	7,175,086
James Hardie Industries †	369,469	7,097,500
Koppers Holdings	37,700	1,055,600
Mosaic	37,000	1,283,160
NewMarket	2,600	2,153,346
O-I Glass †	30,900	400,773
Quaker Chemical	39,298	5,177,512
Reliance	29,551	8,298,807
Silgan Holdings	173,427	7,459,095
Sonoco Products	33,600	1,447,824
Steel Dynamics	12,000	1,673,160
SunCoke Energy	76,500	624,240
		48,142,642
Real Estate — 5.61%
American Assets Trust	37,400	759,968
Apple Hospitality REIT	103,500	1,243,035
Armada Hoffler Properties	100,700	705,907
Brixmor Property Group	372,335	10,306,233
Camden Property Trust	74,918	7,999,744
CTO Realty Growth	22,700	370,010
EPR Properties	45,900	2,662,659
Highwoods Properties	43,800	1,393,716
Host Hotels & Resorts	152,700	2,598,954
Industrial Logistics Properties Trust	63,789	371,890
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Real Estate (continued)
Kite Realty Group Trust	43,400	$ 967,820
Outfront Media	93,299	1,709,237
Piedmont Realty Trust Class A	125,225	1,127,025
Sabra Health Care REIT	53,800	1,002,832
Service Properties Trust	104,300	282,653
		33,501,683
Utilities — 2.30%
Chesapeake Utilities	61,723	8,313,471
National Fuel Gas	32,200	2,974,314
UGI	72,900	2,424,654
		13,712,439
Total Common Stocks (cost $528,992,466)		593,697,964

Short-Term Investments — 0.43%
Money Market Mutual Funds — 0.43%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.03%)	633,314	633,314
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.04%)	633,314	633,314
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.07%)	633,314	633,314
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.05%)	633,313	633,313
Total Short-Term Investments (cost $2,533,255)		2,533,255
Total Value of Securities—99.94% (cost $531,525,721)		$596,231,219
♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
†	Non-income producing security.
Summary of abbreviations:
REIT – Real Estate Investment Trust
See accompanying notes, which are an integral part of the financial statements.

Statements of assets and liabilities
Optimum Fund Trust
September 30, 2025 (Unaudited)
	Optimum Fixed Income Fund	Optimum International Fund	Optimum Large Cap Growth Fund	Optimum Large Cap Value Fund	Optimum Small-Mid Cap Growth Fund	Optimum Small-Mid Cap Value Fund
Assets:
Investments, at value*	$3,098,444,390	$988,463,334	$2,123,593,459	$1,933,161,797	$732,734,748	$596,231,219
Repurchase agreements, at value**	465,664,853	—	—	—	—	—
Foreign currencies, at valueΔ	6,236,932	2,596,297	272	19,853	—	—
Cash	—	951,487	232,126	217,197	—	236,315
Cash collateral due from brokers	15,174,323	—	—	—	—	—
Receivable for securities sold	817,885,836	8,558,961	3,920,351	2,164,805	8,440,139	286,777
Dividends and interest receivable	29,560,247	1,395,011	244,450	1,154,277	86,775	739,527
Due from brokers	4,228,932	—	—	—	—	—
Receivable for fund shares sold	3,600,561	1,367,277	3,271,671	3,100,278	1,344,306	1,035,067
Unrealized appreciation on forward foreign currency exchange contracts	565,477	—	362	—	—	—
Upfront payments paid on over-the-counter credit default swap contracts	149,138	—	—	—	—	—
Variation margin due from brokers on centrally cleared interest rate swap contracts	83,292	—	—	—	—	—
Prepaid expenses	51,143	44,478	50,279	49,791	42,397	43,329
Unrealized appreciation on over-the-counter credit default swap contracts	41,414	—	—	—	—	—
Swap payments receivable	3,200	—	—	—	—	—
Unrealized appreciation on unfunded loan commitments***	770	—	—	—	—	—
Variation margin due from brokers on futures contracts	248	—	—	—	—	—
Variation margin due from brokers on centrally cleared credit default swap contracts	161	—	—	—	—	—
Foreign tax reclaims receivable	—	2,641,940	18,112	432,113	910	—
Total Assets	4,441,690,917	1,006,018,785	2,131,331,082	1,940,300,111	742,649,275	598,572,234

	Optimum Fixed Income Fund	Optimum International Fund	Optimum Large Cap Growth Fund	Optimum Large Cap Value Fund	Optimum Small-Mid Cap Growth Fund	Optimum Small-Mid Cap Value Fund
Liabilities:
Options written, at valueΣ	$81,667	$—	$—	$—	$—	$—
Due to custodian	1,624,099	—	—	—	21,718	—
Payable for securities purchased	1,679,953,697	9,690,849	3,299,804	4,529,454	4,045,066	209,716
Cash collateral due to brokers	7,679,000	—	—	—	—	—
Payable for fund shares redeemed	4,320,914	1,576,468	4,139,686	3,423,704	1,559,967	1,121,879
Unrealized depreciation on forward foreign currency exchange contracts	2,446,817	—	—	—	—	—
Investment management fees payable to affiliates	1,120,356	596,367	1,158,767	1,061,176	537,956	387,119
Registrar and transfer agent fees payable	323,661	101,950	214,954	203,559	63,441	51,088
Accounting fees payable to affiliates	230,419	86,741	160,270	157,389	69,077	50,172
Other accrued expenses	191,488	147,538	101,749	90,261	43,336	50,125
Administration expenses payable to affiliates	113,888	40,480	83,841	77,134	30,256	24,614
Variation margin due to brokers on centrally cleared interest rate swap contracts	44,787	—	—	—	—	—
Variation margin due to brokers on centrally cleared credit default swap contracts	26,059	—	—	—	—	—
Unrealized depreciation on over-the-counter credit default swap contracts	23,979	—	—	—	—	—
Reports and statements to shareholders expenses payable to affiliates	7,432	—	6,538	24,367	—	63,918
Distribution fees payable to affiliates	7,346	2,615	10,377	8,519	1,317	1,058
Interest expense payable	83	—	—	—	—	—
Accrued capital gains taxes on appreciated securities	—	74,893	—	—	—	—
Total Liabilities	1,698,195,692	12,317,901	9,175,986	9,575,563	6,372,134	1,959,689
Total Net Assets	$2,743,495,225	$993,700,884	$2,122,155,096	$1,930,724,548	$736,277,141	$596,612,545

Net Assets Consist of:
Paid-in capital	$3,056,129,508	$893,604,369	$900,561,201	$1,204,329,023	$620,542,071	$509,925,313
Total distributable earnings (loss)	(312,634,283)	100,096,515	1,221,593,895	726,395,525	115,735,070	86,687,232
Total Net Assets	$2,743,495,225	$993,700,884	$2,122,155,096	$1,930,724,548	$736,277,141	$596,612,545

Statements of assets and liabilities
Optimum Fund Trust
	Optimum Fixed Income Fund	Optimum International Fund	Optimum Large Cap Growth Fund	Optimum Large Cap Value Fund	Optimum Small-Mid Cap Growth Fund	Optimum Small-Mid Cap Value Fund
Net Asset Value

Class A:
Net assets	$34,334,442	$11,408,580	$48,888,015	$40,091,434	$5,746,096	$4,749,254
Shares of beneficial interest outstanding, unlimited authorization, no par	4,026,565	745,655	2,054,301	1,962,815	463,461	357,541
Net asset value per share	$8.53	$15.30	$23.80	$20.43	$12.40	$13.28
Sales charge	4.50%	5.75%	5.75%	5.75%	5.75%	5.75%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$8.93	$16.23	$25.25	$21.68	$13.16	$14.09

Class C:
Net assets	$142,960	$263,290	$499,417	$268,537	$104,851	$54,314
Shares of beneficial interest outstanding, unlimited authorization, no par	15,912	17,370	32,819	13,266	14,450	4,974
Net asset value per share	$8.98	$15.16	$15.22	$20.24	$7.26	$10.92

Institutional Class:
Net assets	$2,709,017,823	$982,029,014	$2,072,767,664	$1,890,364,577	$730,426,194	$591,808,977
Shares of beneficial interest outstanding, unlimited authorization, no par	317,757,287	63,486,299	74,312,789	91,863,984	48,636,851	40,774,365
Net asset value per share	$8.53	$15.47	$27.89	$20.58	$15.02	$14.51
*Investments, at cost	$3,139,923,658	$809,987,515	$1,148,184,394	$1,336,980,075	$621,456,941	$531,525,721
**Repurchase agreements, at cost	465,664,853	—	—	—	—	—
ΔForeign currencies, at cost	6,229,246	2,610,169	254	19,972	—	—
ΣOptions written, premium received	(126,848)	—	—	—	—	—
***See Note 8 in "Notes to financial statements."
See accompanying notes, which are an integral part of the financial statements.

Statements of operations
Optimum Fund Trust
Six months ended September 30, 2025 (Unaudited)
	Optimum Fixed Income Fund	Optimum International Fund	Optimum Large Cap Growth Fund	Optimum Large Cap Value Fund	Optimum Small-Mid Cap Growth Fund	Optimum Small-Mid Cap Value Fund
Investment Income:
Interest	$65,184,585	$—	$—	$—	$—	$—
Dividends	706,630	16,343,405	4,437,144	19,673,074	2,002,192	6,235,797
Foreign withholding tax claims	—	779,370	—	—	—	—
Foreign tax withheld	—	(2,025,987)	(12,427)	(93,519)	(2,831)	(10,258)
	65,891,215	15,096,788	4,424,717	19,579,555	1,999,361	6,225,539

Expenses:
Management fees	6,771,263	3,456,339	6,706,267	5,907,328	3,350,239	2,618,127
Distribution expenses — Class A	45,471	14,678	57,975	50,439	7,155	6,111
Distribution expenses — Class C	735	1,269	2,527	1,368	523	286
Dividend disbursing, transfer agent and sub-transfer agent fees and expenses	2,182,072	753,816	1,573,237	1,486,829	551,046	473,490
Accounting and administration expenses	965,064	341,043	712,350	666,300	263,294	238,519
Reports and statements to shareholders expenses	181,239	108,542	177,608	193,985	154,325	225,265
Trustees’ fees	166,676	58,149	120,574	113,660	42,096	36,095
Legal fees	117,663	35,279	87,684	80,047	31,581	30,848
Interest expense	79,817	—	—	—	—	—
Custodian fees	61,159	95,499	13,144	14,997	7,699	3,345
Registration fees	38,729	33,210	37,660	37,143	33,250	32,642
Audit and tax fees	25,275	28,553	15,889	14,927	16,844	14,839
Other	248,508	82,303	136,614	120,747	52,462	51,413
	10,883,671	5,008,680	9,641,529	8,687,770	4,510,514	3,730,980
Less expenses waived	—	—	(131,220)	(26,739)	(258,519)	(318,130)
Less expenses paid indirectly	(59,373)	(1)	(8,443)	(2)	(2)	(2)
Total operating expenses	10,824,298	5,008,679	9,501,866	8,661,029	4,251,993	3,412,848
Net Investment Income (Loss)	55,066,917	10,088,109	(5,077,149)	10,918,526	(2,252,632)	2,812,691

Statements of operations
Optimum Fund Trust
	Optimum Fixed Income Fund	Optimum International Fund	Optimum Large Cap Growth Fund	Optimum Large Cap Value Fund	Optimum Small-Mid Cap Growth Fund	Optimum Small-Mid Cap Value Fund
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments[1]	$11,826,707	$37,006,696	$133,618,465	$67,582,645	$(358,583)	$7,273,326
Foreign currencies	5,771	647,848	(13,197)	16,973	(61)	—
Forward foreign currency exchange contracts	(11,712,336)	—	(2,675)	—	—	—
Futures contracts	1,031,064	—	—	—	—	—
Options purchased	(243,439)	—	—	—	—	—
Options written	1,302,198	—	—	—	—	—
Swap contracts	(4,009,218)	—	—	—	—	—
Net increase from payment by affiliates[2]	3,311	—	—	—	—	—
Securities sold short	(369,937)	—	—	—	—	—
Net realized gain (loss)	(2,165,879)	37,654,544	133,602,593	67,599,618	(358,644)	7,273,326

Net change in unrealized appreciation (depreciation) on:
Investments[3]	37,585,790	98,801,880	346,315,826	76,095,796	133,423,169	33,300,244
Foreign currencies	(335,397)	185,660	1,077	35,977	25	—
Forward foreign currency exchange contracts	1,124,868	—	(3,543)	—	—	—
Futures contracts	(642,011)	—	—	—	—	—
Options purchased	(80,521)	—	—	—	—	—
Options written	(169,745)	—	—	—	—	—
Swap contracts	4,224,510	—	—	—	—	—
Net change in unrealized appreciation (depreciation)	41,707,494	98,987,540	346,313,360	76,131,773	133,423,194	33,300,244
Net Realized and Unrealized Gain (Loss)	39,541,615	136,642,084	479,915,953	143,731,391	133,064,550	40,573,570
Net Increase (Decrease) in Net Assets Resulting from Operations	$94,608,532	$146,730,193	$474,838,804	$154,649,917	$130,811,918	$43,386,261
[1]	Includes $(511,066) capital gains taxes paid for Optimum International Fund.
[2]	See Note 2 in “Notes to financial statements.”
[3]	Includes net change of $(74,893) capital gains taxes accrued for Optimum International Fund.
See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Optimum Fund Trust
	Optimum Fixed Income Fund		Optimum International Fund
	Six months ended 9/30/25 (Unaudited)	Year ended 3/31/25	Six months ended 9/30/25 (Unaudited)	Year ended 3/31/25

Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$55,066,917	$109,207,363	$10,088,109	$11,206,517
Net realized gain (loss)	(2,169,190) [1]	(39,969,423) [1]	37,654,544	37,706,506
Net increase from payment by affiliates	3,311 [2]	533,452 [2]	—	—
Net change in unrealized appreciation (depreciation)	41,707,494	60,478,141	98,987,540	11,801,879
Net increase (decrease) in net assets resulting from operations	94,608,532	130,249,533	146,730,193	60,714,902

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	—	(1,627,266)	—	(158,228)
Class C	—	(3,208)	—	(1,227)
Institutional Class	—	(100,274,653)	—	(12,511,412)
	—	(101,905,127)	—	(12,670,867)
Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Class A	48,546	3,892,271[3]	64,476	348,671
Class C	—	—[3,4]	3,999	—
Institutional Class	217,730,749	364,932,832[3]	133,488,560	99,023,548

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	—	1,621,282	—	157,841
Class C	—	2,790	—	1,194
Institutional Class	—	100,200,463	—	12,501,947
	217,779,295	470,649,638	133,557,035	112,033,201
Cost of shares redeemed:
Class A	(5,355,798)	(21,805,937)	(1,752,860)	(5,676,273)
Class C	(18,001)	(183,793)	(14,988)	(35,250)
Institutional Class	(266,804,453)	(474,205,468)	(88,049,687)	(149,912,004)
	(272,178,252)	(496,195,198)	(89,817,535)	(155,623,527)
Increase (decrease) in net assets derived from capital share transactions	(54,398,957)	(25,545,560)	43,739,500	(43,590,326)
Net Increase in Net Assets	40,209,575	2,798,846	190,469,693	4,453,709

Net Assets:
Beginning of period	2,703,285,650	2,700,486,804	803,231,191	798,777,482
End of period	$2,743,495,225	$2,703,285,650	$993,700,884	$803,231,191
[1]	Excludes net increase from payment by affiliates.
[2]	See Note 2 in “Notes to financial statements.”
[3]	Amount includes capital contribution by affiliates. See Note 2 in “Notes to financial statements.”
[4]	Amount is less than $1.
See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Optimum Fund Trust
	Optimum Large Cap Growth Fund		Optimum Large Cap Value Fund
	Six months ended 9/30/25 (Unaudited)	Year ended 3/31/25	Six months ended 9/30/25 (Unaudited)	Year ended 3/31/25

Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$(5,077,149)	$(9,196,544)	$10,918,526	$22,585,677
Net realized gain (loss)	133,602,593	225,234,782	67,599,618	108,165,605
Net change in unrealized appreciation (depreciation)	346,313,360	(103,625,489)	76,131,773	(25,266,998)
Net increase (decrease) in net assets resulting from operations	474,838,804	112,412,749	154,649,917	105,484,284

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	—	(5,454,142)	—	(3,178,851)
Class C	—	(85,456)	—	(18,535)
Institutional Class	—	(168,684,873)	—	(121,851,099)
	—	(174,224,471)	—	(125,048,485)
Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Class A	126,883	627,382	101,233	633,618
Class C	13,930	38,827	40,000	10,015
Institutional Class	101,313,043	237,989,631	132,747,012	250,028,658

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	—	5,442,508	—	3,155,456
Class C	—	83,038	—	17,403
Institutional Class	—	168,491,315	—	121,716,342
	101,453,856	412,672,701	132,888,245	375,561,492
Cost of shares redeemed:
Class A	(6,298,313)	(24,980,892)	(5,062,724)	(20,495,530)
Class C	(139,613)	(254,670)	(66,866)	(330,082)
Institutional Class	(307,588,712)	(417,961,726)	(192,572,339)	(349,527,215)
	(314,026,638)	(443,197,288)	(197,701,929)	(370,352,827)
Increase (decrease) in net assets derived from capital share transactions	(212,572,782)	(30,524,587)	(64,813,684)	5,208,665
Net Increase (Decrease) in Net Assets	262,266,022	(92,336,309)	89,836,233	(14,355,536)

Net Assets:
Beginning of period	1,859,889,074	1,952,225,383	1,840,888,315	1,855,243,851
End of period	$2,122,155,096	$1,859,889,074	$1,930,724,548	$1,840,888,315
See accompanying notes, which are an integral part of the financial statements.

	Optimum Small-Mid Cap Growth Fund		Optimum Small-Mid Cap Value Fund
	Six months ended 9/30/25 (Unaudited)	Year ended 3/31/25	Six months ended 9/30/25 (Unaudited)	Year ended 3/31/25

Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$(2,252,632)	$(5,843,458)	$2,812,691	$7,680,750
Net realized gain (loss)	(358,644)	84,794,906	7,273,326	71,105,063
Net change in unrealized appreciation (depreciation)	133,423,194	(144,333,366)	33,300,244	(102,090,137)
Net increase (decrease) in net assets resulting from operations	130,811,918	(65,381,918)	43,386,261	(23,304,324)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	—	—	—	(537,066)
Class C	—	—	—	(6,552)
Institutional Class	—	—	—	(53,803,623)
	—	—	—	(54,347,241)
Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Class A	13,720	135,014	14,160	95,234
Class C	850	1,950	603	1,200
Institutional Class	55,754,873	107,929,819	45,705,157	96,256,946

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	—	—	—	535,964
Class C	—	—	—	6,285
Institutional Class	—	—	—	53,770,333
	55,769,443	108,066,783	45,719,920	150,665,962
Cost of shares redeemed:
Class A	(996,907)	(3,146,478)	(721,394)	(2,600,653)
Class C	(13,743)	(33,870)	(9,962)	(26,178)
Institutional Class	(98,165,020)	(133,694,193)	(127,071,362)	(121,450,707)
	(99,175,670)	(136,874,541)	(127,802,718)	(124,077,538)
Increase (decrease) in net assets derived from capital share transactions	(43,406,227)	(28,807,758)	(82,082,798)	26,588,424
Net Increase (Decrease) in Net Assets	87,405,691	(94,189,676)	(38,696,537)	(51,063,141)

Net Assets:
Beginning of period	648,871,450	743,061,126	635,309,082	686,372,223
End of period	$736,277,141	$648,871,450	$596,612,545	$635,309,082
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Optimum Fixed Income Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/25[1] (Unaudited)	Year ended
		3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$8.25	$8.15	$8.22	$9.04	$9.70	$9.67

Income (loss) from investment operations:
Net investment income[2]	0.16	0.31	0.29	0.20	0.14	0.15
Net realized and unrealized gain (loss)	0.12	0.08	(0.12)	(0.76)	(0.61)	0.37
Payment by affiliates	—[3]	—[3]	—	—	—	—
Total from investment operations	0.28	0.39	0.17	(0.56)	(0.47)	0.52

Less dividends and distributions from:
Net investment income	—	(0.29)	(0.24)	(0.26)	(0.15)	(0.15)
Net realized gain	—	—	—	—[4]	(0.04)	(0.34)
Total dividends and distributions	—	(0.29)	(0.24)	(0.26)	(0.19)	(0.49)

Capital contribution by affiliates	—	—[3]	—	—	—	—

Net asset value, end of period	$8.53	$8.25	$8.15	$8.22	$9.04	$9.70

Total return[5]	3.39%[3]	4.79%[3]	2.15%	(6.10%)	(4.99%)	5.21%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$34,334	$38,467	$54,169	$58,498	$21,244	$24,142
Ratio of expenses to average net assets[6]	1.04%[7,8]	1.05%[7,8]	1.06%[8]	1.06%	1.05%	1.06%
Ratio of expenses to average net assets prior to fees waived[6]	1.04%[7]	1.05%[7]	1.06%	1.06%	1.05%	1.06%
Ratio of net investment income to average net assets	3.79%	3.81%	3.64%	2.42%	1.40%	1.52%
Ratio of net investment income to average net assets prior to fees waived	3.79%	3.81%	3.64%	2.42%	1.40%	1.52%
Portfolio turnover	186%[9]	387%[9]	341%[9]	254%	219%[9]	217%[9]
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Payment by affiliates and capital contributions by affiliates are less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[4]	Amount is less than $(0.005) per share.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[7]	Includes non-recurring expenses of 0.01% for the six months ended September 30, 2025 and the year ended March 31, 2025.
[8]	The ratios of expenses to average net assets excluding interest expense for the six months ended September 30, 2025 and the years ended March 31, 2025 and 2024 were 1.03%, 1.04%, and 1.05%, respectively.
[9]	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
See accompanying notes, which are an integral part of the financial statements.

Optimum Fixed Income Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/25[1] (Unaudited)	Year ended
		3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$8.72	$8.54	$8.42	$9.05	$9.69	$9.67

Income (loss) from investment operations:
Net investment income[2]	0.13	0.27	0.24	0.14	0.06	0.08
Net realized and unrealized gain (loss)	0.13	0.06	(0.12)	(0.77)	(0.59)	0.35
Payment by affiliates	—[3]	—[3]	—	—	—	—
Total from investment operations	0.26	0.33	0.12	(0.63)	(0.53)	0.43

Less dividends and distributions from:
Net investment income	—	(0.15)	—	—	(0.07)	(0.07)
Net realized gain	—	—	—	—[4]	(0.04)	(0.34)
Total dividends and distributions	—	(0.15)	—	—	(0.11)	(0.41)

Capital contribution by affiliates	—	—[3]	—	—	—	—

Net asset value, end of period	$8.98	$8.72	$8.54	$8.42	$9.05	$9.69

Total return[5]	2.98%[3]	3.91%[3]	1.43%	(6.94%)	(5.55%)	4.30%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$143	$157	$332	$5,048	$71,985	$85,821
Ratio of expenses to average net assets[6]	1.79%[7,8]	1.80%[7,8]	1.81%[8]	1.81%	1.80%	1.81%
Ratio of expenses to average net assets prior to fees waived[6]	1.79%[7]	1.80%[7]	1.81%	1.81%	1.80%	1.81%
Ratio of net investment income to average net assets	3.04%	3.07%	2.89%	1.67%	0.65%	0.77%
Ratio of net investment income to average net assets prior to fees waived	3.04%	3.07%	2.89%	1.67%	0.65%	0.77%
Portfolio turnover	186%[9]	387%[9]	341%[9]	254%	219%[9]	217%[9]
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Payment by affiliates and capital contributions by affiliates are less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[4]	Amount is less than $(0.005) per share.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[7]	Includes non-recurring expenses of 0.01% for the six months ended September 30, 2025 and the year ended March 31, 2025.
[8]	The ratios of expenses to average net assets excluding interest expense for the six months ended September 30, 2025 and the years ended March 31, 2025 and 2024 were 1.78%, 1.79%, and 1.80%, respectively.
[9]	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Optimum Fixed Income Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/25[1] (Unaudited)	Year ended
		3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$8.24	$8.15	$8.22	$9.03	$9.68	$9.66

Income (loss) from investment operations:
Net investment income[2]	0.17	0.33	0.31	0.22	0.16	0.18
Net realized and unrealized gain (loss)	0.12	0.08	(0.12)	(0.76)	(0.59)	0.36
Payment by affiliates	—[3]	—[3]	—	—	—	—
Total from investment operations	0.29	0.41	0.19	(0.54)	(0.43)	0.54

Less dividends and distributions from:
Net investment income	—	(0.32)	(0.26)	(0.27)	(0.18)	(0.18)
Net realized gain	—	—	—	—[4]	(0.04)	(0.34)
Total dividends and distributions	—	(0.32)	(0.26)	(0.27)	(0.22)	(0.52)

Capital contribution by affiliates	—	—[3]	—	—	—	—

Net asset value, end of period	$8.53	$8.24	$8.15	$8.22	$9.03	$9.68

Total return[5]	3.52%[3]	5.06%[3]	2.43%	(5.91%)	(4.65%)	5.37%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,709,018	$2,664,662	$2,645,986	$2,372,746	$2,749,495	$2,725,281
Ratio of expenses to average net assets[6]	0.79%[7,8]	0.80%[7,8]	0.81%[8]	0.81%	0.80%	0.81%
Ratio of expenses to average net assets prior to fees waived[6]	0.79%[7]	0.80%[7]	0.81%	0.81%	0.80%	0.81%
Ratio of net investment income to average net assets	4.04%	4.06%	3.89%	2.67%	1.65%	1.77%
Ratio of net investment income to average net assets prior to fees waived	4.04%	4.06%	3.89%	2.67%	1.65%	1.77%
Portfolio turnover	186%[9]	387%[9]	341%[9]	254%	219%[9]	217%[9]
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Payment by affiliates and capital contributions by affiliates are less than $0.005 per share and 0.005% on total return. See Note 2 in "Notes to financial statements."
[4]	Amount is less than $(0.005) per share.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[7]	Includes non-recurring expenses of 0.01% for the six months ended September 30, 2025 and the year ended March 31, 2025.
[8]	The ratios of expenses to average net assets excluding interest expense for the six months ended September 30, 2025 and the years ended March 31, 2025 and 2024 were 0.78%, 0.79%, and 0.80%, respectively,
[9]	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
See accompanying notes, which are an integral part of the financial statements.

Optimum International Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/25[1] (Unaudited)	Year ended
		3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$13.06	$12.30	$11.08	$12.33	$15.40	$9.93

Income (loss) from investment operations:
Net investment income[2]	0.14	0.15	0.11	0.25	0.22	0.16
Net realized and unrealized gain (loss)	2.10	0.76	1.25	(1.19)	(1.20)	5.59
Total from investment operations	2.24	0.91	1.36	(0.94)	(0.98)	5.75

Less dividends and distributions from:
Net investment income	—	(0.15)	(0.14)	(0.31)	(0.27)	(0.12)
Net realized gain	—	—	—	—	(1.82)	(0.16)
Total dividends and distributions	—	(0.15)	(0.14)	(0.31)	(2.09)	(0.28)

Net asset value, end of period	$15.30	$13.06	$12.30	$11.08	$12.33	$15.40

Total return[3]	17.15%	7.42%	12.42%[4]	(7.49%)[4]	(7.55%)[4]	58.20%[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$11,409	$11,263	$15,524	$14,663	$6,071	$7,494
Ratio of expenses to average net assets[5]	1.31%[6]	1.33%[6]	1.32%	1.31%	1.34%	1.34%
Ratio of expenses to average net assets prior to fees waived[5]	1.31%[6]	1.33%[6]	1.34%	1.38%	1.36%	1.35%
Ratio of net investment income to average net assets	1.91%	1.18%	1.02%	2.37%	1.46%	1.21%
Ratio of net investment income to average net assets prior to fees waived	1.91%	1.18%	1.00%	2.30%	1.44%	1.20%
Portfolio turnover	34%	54%	73%	54%	106%	71%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[6]	Includes non-recurring expenses of 0.01% for the six months ended September 30, 2025 and year ended March 31, 2025, respectively.
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Optimum International Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/25[1] (Unaudited)	Year ended
		3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$12.99	$12.24	$10.98	$11.96	$14.98	$9.68

Income (loss) from investment operations:
Net investment income[2]	0.08	0.05	0.03	0.17	0.10	0.06
Net realized and unrealized gain (loss)	2.09	0.77	1.23	(1.15)	(1.15)	5.43
Total from investment operations	2.17	0.82	1.26	(0.98)	(1.05)	5.49

Less dividends and distributions from:
Net investment income	—	(0.07)	—	—	(0.15)	(0.03)
Net realized gain	—	—	—	—	(1.82)	(0.16)
Total dividends and distributions	—	(0.07)	—	—	(1.97)	(0.19)

Net asset value, end of period	$15.16	$12.99	$12.24	$10.98	$11.96	$14.98

Total return[3]	16.71%	6.67%	11.48%[4]	(8.19%)[4]	(8.21%)[4]	56.92%[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$263	$236	$255	$1,598	$17,442	$22,367
Ratio of expenses to average net assets[5]	2.06%[6]	2.08%[6]	2.07%	2.06%	2.09%	2.09%
Ratio of expenses to average net assets prior to fees waived[5]	2.06%[6]	2.08%[6]	2.09%	2.13%	2.11%	2.10%
Ratio of net investment income to average net assets	1.17%	0.41%	0.27%	1.62%	0.71%	0.46%
Ratio of net investment income to average net assets prior to fees waived	1.17%	0.41%	0.25%	1.55%	0.69%	0.45%
Portfolio turnover	34%	54%	73%	54%	106%	71%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[6]	Includes non-recurring expenses of 0.01% for the six months ended September 30, 2025 and year ended March 31, 2025, respectively.
See accompanying notes, which are an integral part of the financial statements.

Optimum International Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/25[1] (Unaudited)	Year ended
		3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$13.19	$12.44	$11.20	$12.44	$15.52	$10.00

Income (loss) from investment operations:
Net investment income[2]	0.16	0.18	0.14	0.28	0.26	0.19
Net realized and unrealized gain (loss)	2.12	0.78	1.26	(1.20)	(1.21)	5.64
Total from investment operations	2.28	0.96	1.40	(0.92)	(0.95)	5.83

Less dividends and distributions from:
Net investment income	—	(0.21)	(0.16)	(0.32)	(0.31)	(0.15)
Net realized gain	—	—	—	—	(1.82)	(0.16)
Total dividends and distributions	—	(0.21)	(0.16)	(0.32)	(2.13)	(0.31)

Net asset value, end of period	$15.47	$13.19	$12.44	$11.20	$12.44	$15.52

Total return[3]	17.29%	7.69%	12.69%[4]	(7.24%)[4]	(7.31%)[4]	58.64%[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$982,029	$791,732	$782,998	$591,159	$903,987	$901,797
Ratio of expenses to average net assets[5]	1.06%[6]	1.08%[6]	1.07%	1.06%	1.09%	1.09%
Ratio of expenses to average net assets prior to fees waived[5]	1.06%[6]	1.08%[6]	1.09%	1.13%	1.11%	1.10%
Ratio of net investment income to average net assets	2.14%	1.39%	1.27%	2.62%	1.71%	1.46%
Ratio of net investment income to average net assets prior to fees waived	2.14%	1.39%	1.25%	2.55%	1.69%	1.45%
Portfolio turnover	34%	54%	73%	54%	106%	71%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[6]	Includes non-recurring expenses of 0.01% for the six months ended September 30, 2025 and year ended March 31, 2025, respectively.
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Optimum Large Cap Growth Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/25[1] (Unaudited)	Year ended
		3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$18.66	$19.53	$16.09	$19.88	$22.49	$15.51

Income (loss) from investment operations:
Net investment loss[2]	(0.08)	(0.14)	(0.10)	(0.07)	(0.19)	(0.14)
Net realized and unrealized gain (loss)	5.22	1.41	5.84	(2.93)	1.26	9.03
Total from investment operations	5.14	1.27	5.74	(3.00)	1.07	8.89

Less dividends and distributions from:
Net realized gain	—	(2.14)	(2.30)	(0.79)	(3.68)	(1.91)
Total dividends and distributions	—	(2.14)	(2.30)	(0.79)	(3.68)	(1.91)

Net asset value, end of period	$23.80	$18.66	$19.53	$16.09	$19.88	$22.49

Total return[3]	27.55%[4]	4.97%[4]	38.23%[4]	(14.76%)[4]	2.49%[4]	57.75%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$48,888	$43,855	$63,521	$49,563	$23,861	$27,906
Ratio of expenses to average net assets[5]	1.21%[6]	1.21%[6]	1.19%	1.17%	1.22%	1.23%
Ratio of expenses to average net assets prior to fees waived[5]	1.22%[6]	1.22%[6]	1.26%	1.25%	1.22%	1.23%
Ratio of net investment loss to average net assets	(0.76%)	(0.69%)	(0.58%)	(0.43%)	(0.80%)	(0.65%)
Ratio of net investment loss to average net assets prior to fees waived	(0.77%)	(0.70%)	(0.65%)	(0.51%)	(0.80%)	(0.65%)
Portfolio turnover	36%	54%	48%	90%[7]	25%	27%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[6]	Includes non-recurring expenses of 0.01% for the six months ended September 30, 2025 and the year ended March 31, 2025.
[7]	As a result of American Century Management, Inc. and Los Angeles Capital Management LLC replaced T. Rowe Price and ClearBridge Investments, LLC as the sub-advisors to Optimum Large Cap Growth Fund during the Fund’s year ended March 31, 2023, the Fund’s portfolio turnover rate increased during the year ended March 31, 2023.
See accompanying notes, which are an integral part of the financial statements.

Optimum Large Cap Growth Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/25[1] (Unaudited)	Year ended
		3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$11.98	$13.26	$11.64	$14.77	$17.63	$12.52

Income (loss) from investment operations:
Net investment loss[2]	(0.10)	(0.20)	(0.17)	(0.14)	(0.28)	(0.24)
Net realized and unrealized gain (loss)	3.34	1.06	4.09	(2.20)	1.10	7.26
Total from investment operations	3.24	0.86	3.92	(2.34)	0.82	7.02

Less dividends and distributions from:
Net realized gain	—	(2.14)	(2.30)	(0.79)	(3.68)	(1.91)
Total dividends and distributions	—	(2.14)	(2.30)	(0.79)	(3.68)	(1.91)

Net asset value, end of period	$15.22	$11.98	$13.26	$11.64	$14.77	$17.63

Total return[3]	27.04%[4]	4.20%[4]	37.16%[4]	(15.41%)[4]	1.72%[4]	56.56%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$499	$503	$688	$6,568	$65,193	$79,209
Ratio of expenses to average net assets[5]	1.96%[6]	1.96%[6]	1.94%	1.92%	1.97%	1.98%
Ratio of expenses to average net assets prior to fees waived[5]	1.97%[6]	1.97%[6]	2.01%	2.00%	1.97%	1.98%
Ratio of net investment loss to average net assets	(1.51%)	(1.44%)	(1.33%)	(1.18%)	(1.55%)	(1.40%)
Ratio of net investment loss to average net assets prior to fees waived	(1.52%)	(1.45%)	(1.40%)	(1.26%)	(1.55%)	(1.40%)
Portfolio turnover	36%	54%	48%	90%[7]	25%	27%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[6]	Includes non-recurring expenses of 0.01% for the six months ended September 30, 2025 and the year ended March 31, 2025.
[7]	As a result of American Century Management, Inc. and Los Angeles Capital Management LLC replaced T. Rowe Price and ClearBridge Investments, LLC as the sub-advisors to Optimum Large Cap Growth Fund during the Fund’s year ended March 31, 2023, the Fund’s portfolio turnover rate increased during the year ended March 31, 2023.
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Optimum Large Cap Growth Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/25[1] (Unaudited)	Year ended
		3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$21.84	$22.51	$18.19	$22.30	$24.79	$16.93

Income (loss) from investment operations:
Net investment loss[2]	(0.06)	(0.11)	(0.07)	(0.03)	(0.14)	(0.09)
Net realized and unrealized gain (loss)	6.11	1.58	6.69	(3.29)	1.33	9.86
Total from investment operations	6.05	1.47	6.62	(3.32)	1.19	9.77

Less dividends and distributions from:
Net realized gain	—	(2.14)	(2.30)	(0.79)	(3.68)	(1.91)
Total dividends and distributions	—	(2.14)	(2.30)	(0.79)	(3.68)	(1.91)

Net asset value, end of period	$27.89	$21.84	$22.51	$18.19	$22.30	$24.79

Total return[3]	27.70%[4]	5.21%[4]	38.66%[4]	(14.59%)[4]	2.75%[4]	58.11%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,072,768	$1,815,531	$1,888,016	$1,723,266	$1,898,357	$1,824,739
Ratio of expenses to average net assets[5]	0.96%[6]	0.96%[6]	0.94%	0.92%	0.97%	0.98%
Ratio of expenses to average net assets prior to fees waived[5]	0.97%[6]	0.97%[6]	1.01%	1.00%	0.97%	0.98%
Ratio of net investment loss to average net assets	(0.51%)	(0.44%)	(0.33%)	(0.18%)	(0.55%)	(0.40%)
Ratio of net investment loss to average net assets prior to fees waived	(0.52%)	(0.45%)	(0.40%)	(0.26%)	(0.55%)	(0.40%)
Portfolio turnover	36%	54%	48%	90%[7]	25%	27%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[6]	Includes non-recurring expenses of 0.01% for the six months ended September 30, 2025 and the year ended March 31, 2025.
[7]	As a result of American Century Management, Inc. and Los Angeles Capital Management LLC replaced T. Rowe Price and ClearBridge Investments, LLC as the sub-advisors to Optimum Large Cap Growth Fund during the Fund’s year ended March 31, 2023, the Fund’s portfolio turnover rate increased during the year ended March 31, 2023.
See accompanying notes, which are an integral part of the financial statements.

Optimum Large Cap Value Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/25[1] (Unaudited)	Year ended
		3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$18.82	$19.03	$18.42	$20.72	$19.72	$13.22

Income (loss) from investment operations:
Net investment income[2]	0.09	0.19	0.21	0.21	0.16	0.17
Net realized and unrealized gain (loss)	1.52	0.87	3.28	(1.35)	2.37	6.52
Total from investment operations	1.61	1.06	3.49	(1.14)	2.53	6.69

Less dividends and distributions from:
Net investment income	—	(0.16)	(0.29)	(0.22)	(0.23)	(0.10)
Net realized gain	—	(1.11)	(2.59)	(0.94)	(1.30)	(0.09)
Total dividends and distributions	—	(1.27)	(2.88)	(1.16)	(1.53)	(0.19)

Net asset value, end of period	$20.43	$18.82	$19.03	$18.42	$20.72	$19.72

Total return[3]	8.56%[4]	5.53%[4]	21.27%[4]	(5.61%)[4]	12.91%	50.73%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$40,091	$41,821	$58,599	$51,404	$23,414	$23,730
Ratio of expenses to average net assets[5]	1.18%[6]	1.17%[6]	1.17%	1.17%	1.18%	1.19%
Ratio of expenses to average net assets prior to fees waived[5]	1.18%[6]	1.18%[6]	1.21%	1.17%	1.18%	1.19%
Ratio of net investment income to average net assets	0.93%	0.97%	1.11%	1.12%	0.76%	1.04%
Ratio of net investment income to average net assets prior to fees waived	0.93%	0.96%	1.07%	1.12%	0.76%	1.04%
Portfolio turnover	8%	11%	14%	22%	9%	20%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[6]	Includes non-recurring expenses of 0.01% for the six months ended September 30, 2025 and the year ended March 31, 2025.
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Optimum Large Cap Value Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/25[1] (Unaudited)	Year ended
		3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$18.73	$18.92	$18.19	$20.41	$19.44	$13.06

Income (loss) from investment operations:
Net investment income[2]	0.02	0.05	0.07	0.07	—	0.05
Net realized and unrealized gain (loss)	1.49	0.87	3.25	(1.35)	2.34	6.42
Total from investment operations	1.51	0.92	3.32	(1.28)	2.34	6.47

Less dividends and distributions from:
Net investment income	—	—	—	—	(0.07)	—
Net realized gain	—	(1.11)	(2.59)	(0.94)	(1.30)	(0.09)
Total dividends and distributions	—	(1.11)	(2.59)	(0.94)	(1.37)	(0.09)

Net asset value, end of period	$20.24	$18.73	$18.92	$18.19	$20.41	$19.44

Total return[3]	8.06%[4]	4.81%[4]	20.34%[4]	(6.37%)[4]	12.07%	49.61%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$269	$275	$573	$6,301	$64,602	$69,778
Ratio of expenses to average net assets[5]	1.93%[6]	1.92%[6]	1.92%	1.92%	1.93%	1.94%
Ratio of expenses to average net assets prior to fees waived[5]	1.93%[6]	1.93%[6]	1.96%	1.92%	1.93%	1.94%
Ratio of net investment income to average net assets	0.17%	0.25%	0.36%	0.37%	0.01%	0.29%
Ratio of net investment income to average net assets prior to fees waived	0.17%	0.24%	0.32%	0.37%	0.01%	0.29%
Portfolio turnover	8%	11%	14%	22%	9%	20%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[6]	Includes non-recurring expenses of 0.01% for the six months ended September 30, 2025 and the year ended March 31, 2025.
See accompanying notes, which are an integral part of the financial statements.

Optimum Large Cap Value Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/25[1] (Unaudited)	Year ended
		3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$18.94	$19.16	$18.50	$20.78	$19.77	$13.25

Income (loss) from investment operations:
Net investment income[2]	0.11	0.24	0.25	0.26	0.21	0.21
Net realized and unrealized gain (loss)	1.53	0.89	3.30	(1.36)	2.39	6.54
Total from investment operations	1.64	1.13	3.55	(1.10)	2.60	6.75

Less dividends and distributions from:
Net investment income	—	(0.24)	(0.30)	(0.24)	(0.29)	(0.14)
Net realized gain	—	(1.11)	(2.59)	(0.94)	(1.30)	(0.09)
Total dividends and distributions	—	(1.35)	(2.89)	(1.18)	(1.59)	(0.23)

Net asset value, end of period	$20.58	$18.94	$19.16	$18.50	$20.78	$19.77

Total return[3]	8.66%[4]	5.86%[4]	21.54%[4]	(5.40%)[4]	13.22%	51.11%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,890,365	$1,798,792	$1,796,072	$1,977,903	$1,988,380	$1,724,882
Ratio of expenses to average net assets[5]	0.93%[6]	0.92%[6]	0.92%	0.92%	0.93%	0.94%
Ratio of expenses to average net assets prior to fees waived[5]	0.93%[6]	0.93%[6]	0.96%	0.92%	0.93%	0.94%
Ratio of net investment income to average net assets	1.18%	1.22%	1.36%	1.37%	1.01%	1.29%
Ratio of net investment income to average net assets prior to fees waived	1.18%	1.21%	1.32%	1.37%	1.01%	1.29%
Portfolio turnover	8%	11%	14%	22%	9%	20%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[6]	Includes non-recurring expenses of 0.01% for the six months ended September 30, 2025 and the year ended March 31, 2025.
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Optimum Small-Mid Cap Growth Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/25[1] (Unaudited)	Year ended
		3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$10.26	$11.33	$9.68	$12.29	$18.05	$10.17

Income (loss) from investment operations:
Net investment loss[2]	(0.05)	(0.12)	(0.10)	(0.11)	(0.20)	(0.18)
Net realized and unrealized gain (loss)	2.19	(0.95)	1.75	(1.53)	(0.15)	10.98
Total from investment operations	2.14	(1.07)	1.65	(1.64)	(0.35)	10.80

Less dividends and distributions from:
Net realized gain	—	—	—	(0.97)	(5.41)	(2.92)
Total dividends and distributions	—	—	—	(0.97)	(5.41)	(2.92)

Net asset value, end of period	$12.40	$10.26	$11.33	$9.68	$12.29	$18.05

Total return[3]	20.86%	(9.44%)	17.05%	(13.08%)	(5.76%)	109.54%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$5,746	$5,652	$9,174	$8,144	$3,864	$5,016
Ratio of expenses to average net assets[4]	1.48%[5]	1.51%[5]	1.54%	1.54%	1.56%	1.56%
Ratio of expenses to average net assets prior to fees waived[4]	1.56%[5]	1.55%[5]	1.66%	1.61%	1.57%	1.58%
Ratio of net investment loss to average net assets	(0.91%)	(1.03%)	(0.96%)	(1.14%)	(1.19%)	(1.18%)
Ratio of net investment loss to average net assets prior to fees waived	(0.99%)	(1.07%)	(1.08%)	(1.21%)	(1.20%)	(1.20%)
Portfolio turnover	69%	131%	132%	114%	98%	111%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[5]	Includes non-recurring expenses of 0.01% for the six months ended September 30, 2025 and the year ended March 31, 2025.
See accompanying notes, which are an integral part of the financial statements.

Optimum Small-Mid Cap Growth Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/25[1] (Unaudited)	Year ended
		3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$6.03	$6.71	$5.77	$7.85	$13.43	$8.02

Income (loss) from investment operations:
Net investment loss[2]	(0.05)	(0.12)	(0.10)	(0.13)	(0.23)	(0.23)
Net realized and unrealized gain (loss)	1.28	(0.56)	1.04	(0.98)	0.06	8.56
Total from investment operations	1.23	(0.68)	0.94	(1.11)	(0.17)	8.33

Less dividends and distributions from:
Net realized gain	—	—	—	(0.97)	(5.41)	(2.92)
Total dividends and distributions	—	—	—	(0.97)	(5.41)	(2.92)

Net asset value, end of period	$7.26	$6.03	$6.71	$5.77	$7.85	$13.43

Total return[3]	20.40%	(10.13%)	16.29%	(13.76%)	(6.51%)	108.02%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$105	$98	$142	$1,132	$10,474	$14,372
Ratio of expenses to average net assets[4]	2.23%[5]	2.26%[5]	2.29%	2.29%	2.31%	2.31%
Ratio of expenses to average net assets prior to fees waived[4]	2.31%[5]	2.30%[5]	2.41%	2.36%	2.32%	2.33%
Ratio of net investment loss to average net assets	(1.65%)	(1.79%)	(1.71%)	(1.89%)	(1.94%)	(1.93%)
Ratio of net investment loss to average net assets prior to fees waived	(1.73%)	(1.83%)	(1.83%)	(1.96%)	(1.95%)	(1.95%)
Portfolio turnover	69%	131%	132%	114%	98%	111%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[5]	Includes non-recurring expenses of 0.01% for the six months ended September 30, 2025 and the year ended March 31, 2025.
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Optimum Small-Mid Cap Growth Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/25[1] (Unaudited)	Year ended
		3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$12.41	$13.68	$11.65	$14.52	$20.37	$11.25

Income (loss) from investment operations:
Net investment loss[2]	(0.04)	(0.11)	(0.09)	(0.11)	(0.18)	(0.16)
Net realized and unrealized gain (loss)	2.65	(1.16)	2.12	(1.79)	(0.26)	12.20
Total from investment operations	2.61	(1.27)	2.03	(1.90)	(0.44)	12.04

Less dividends and distributions from:
Net realized gain	—	—	—	(0.97)	(5.41)	(2.92)
Total dividends and distributions	—	—	—	(0.97)	(5.41)	(2.92)

Net asset value, end of period	$15.02	$12.41	$13.68	$11.65	$14.52	$20.37

Total return[3]	21.03%	(9.28%)	17.43%	(12.86%)	(5.54%)	110.06%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$730,426	$643,121	$733,745	$492,252	$732,235	$737,128
Ratio of expenses to average net assets[4]	1.23%[5]	1.26%[5]	1.29%	1.29%	1.31%	1.31%
Ratio of expenses to average net assets prior to fees waived[4]	1.31%[5]	1.30%[5]	1.41%	1.36%	1.32%	1.33%
Ratio of net investment loss to average net assets	(0.65%)	(0.79%)	(0.71%)	(0.89%)	(0.94%)	(0.93%)
Ratio of net investment loss to average net assets prior to fees waived	(0.73%)	(0.83%)	(0.83%)	(0.96%)	(0.95%)	(0.95%)
Portfolio turnover	69%	131%	132%	114%	98%	111%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[5]	Includes non-recurring expenses of 0.01% for the six months ended September 30, 2025 and the year ended March 31, 2025.
See accompanying notes, which are an integral part of the financial statements.

Optimum Small-Mid Cap Value Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/25[1] (Unaudited)	Year ended
		3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$12.32	$13.91	$11.93	$14.90	$14.93	$8.36

Income (loss) from investment operations:
Net investment income (loss)[2]	0.05	0.12	0.12	0.14	(0.04)	0.19
Net realized and unrealized gain (loss)	0.91	(0.52)	2.05	(1.95)	1.01	6.92
Total from investment operations	0.96	(0.40)	2.17	(1.81)	0.97	7.11

Less dividends and distributions from:
Net investment income	—	(0.10)	(0.19)	(0.12)	(0.12)	(0.09)
Net realized gain	—	(1.09)	—[3]	(1.04)	(0.88)	(0.45)
Total dividends and distributions	—	(1.19)	(0.19)	(1.16)	(1.00)	(0.54)

Net asset value, end of period	$13.28	$12.32	$13.91	$11.93	$14.90	$14.93

Total return[4]	7.79%	(3.89%)	18.43%	(12.44%)	6.45%	86.21%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$4,750	$5,098	$7,746	$6,852	$3,328	$3,765
Ratio of expenses to average net assets[5]	1.40%[6]	1.41%[6]	1.43%	1.44%	1.46%	1.49%
Ratio of expenses to average net assets prior to fees waived[5]	1.51%[6]	1.49%[6]	1.53%	1.48%	1.46%	1.50%
Ratio of net investment income (loss) to average net assets	0.72%	0.89%	0.94%	1.07%	(0.26%)	1.65%
Ratio of net investment income (loss) to average net assets prior to fees waived	0.61%	0.81%	0.84%	1.03%	(0.26%)	1.64%
Portfolio turnover	58%	117%[7]	26%	17%	17%	85%[8]
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $0.005 per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[6]	Includes non-recurring expenses of 0.01% for the six months ended September 30, 2025 and the year ended March 31, 2025.
[7]	As a result of Wellington Management Company LLP replaced Cardinal Capital Management LLC as one of the sub-advisors to Optimum Small-Mid Cap Value during the year ended March 31, 2025, the Fund's portfolio turnover rate increased during the year ended March 31, 2025.
[8]	As a result of Cardinal Capital Management LLC replaced Westwood Management Corp. as one of the sub-advisors to Optimum Small-Mid Cap Value Fund during the Fund’s year ended March 31, 2021, the Fund’s portfolio turnover rate increased during the year ended March 31, 2021.
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Optimum Small-Mid Cap Value Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/25[1] (Unaudited)	Year ended
		3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$10.17	$11.70	$9.96	$12.62	$12.78	$7.22

Income (loss) from investment operations:
Net investment income (loss)[2]	—[3,4]	0.01	0.02	0.04	(0.13)	0.09
Net realized and unrealized gain (loss)	0.75	(0.41)	1.72	(1.66)	0.87	5.94
Total from investment operations	0.75	(0.40)	1.74	(1.62)	0.74	6.03

Less dividends and distributions from:
Net investment income	—	(0.04)	—	—	(0.02)	(0.02)
Net realized gain	—	(1.09)	—[5]	(1.04)	(0.88)	(0.45)
Total dividends and distributions	—	(1.13)	—[5]	(1.04)	(0.90)	(0.47)

Net asset value, end of period	$10.92	$10.17	$11.70	$9.96	$12.62	$12.78

Total return[6]	7.37%	(4.57%)	17.48%	(13.13%)	5.70%	84.75%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$54	$60	$88	$939	$9,318	$11,354
Ratio of expenses to average net assets[7]	2.15%[8]	2.16%[8]	2.18%	2.19%	2.21%	2.24%
Ratio of expenses to average net assets prior to fees waived[7]	2.26%[8]	2.24%[8]	2.28%	2.23%	2.21%	2.25%
Ratio of net investment income (loss) to average net assets	(0.03%)	0.12%	0.19%	0.32%	(1.01%)	0.90%
Ratio of net investment income (loss) to average net assets prior to fees waived	(0.14%)	0.04%	0.09%	0.28%	(1.01%)	0.89%
Portfolio turnover	58%	117%[9]	26%	17%	17%	85%[10]
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $(0.005) per share.
[4]	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statements of operations due to class specific expenses.
[5]	Amount is less than $0.005 per share.
[6]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[8]	Includes non-recurring expenses of 0.01% for the six months ended September 30, 2025 and the year ended March 31, 2025.
[9]	As a result of Wellington Management Company LLP replaced Cardinal Capital Management LLC as one of the sub-advisors to Optimum Small-Mid Cap Value during the year ended March 31, 2025, the Fund's portfolio turnover rate increased during the year ended March 31, 2025.
[10]	As a result of Cardinal Capital Management LLC replaced Westwood Management Corp. as one of the sub-advisors to Optimum Small-Mid Cap Value Fund during the Fund’s year ended March 31, 2021, the Fund’s portfolio turnover rate increased during the year ended March 31, 2021.
See accompanying notes, which are an integral part of the financial statements.

Optimum Small-Mid Cap Value Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/25[1] (Unaudited)	Year ended
		3/31/25	3/31/24	3/31/23	3/31/22	3/31/21
Net asset value, beginning of period	$13.45	$15.09	$12.90	$15.98	$15.94	$8.90

Income (loss) from investment operations:
Net investment income[2]	0.07	0.17	0.16	0.19	—	0.23
Net realized and unrealized gain (loss)	0.99	(0.57)	2.22	(2.10)	1.08	7.37
Total from investment operations	1.06	(0.40)	2.38	(1.91)	1.08	7.60

Less dividends and distributions from:
Net investment income	—	(0.15)	(0.19)	(0.13)	(0.16)	(0.11)
Net realized gain	—	(1.09)	—[3]	(1.04)	(0.88)	(0.45)
Total dividends and distributions	—	(1.24)	(0.19)	(1.17)	(1.04)	(0.56)

Net asset value, end of period	$14.51	$13.45	$15.09	$12.90	$15.98	$15.94

Total return[4]	7.88%	(3.62%)	18.68%	(12.19%)	6.74%	86.63%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$591,809	$630,151	$678,538	$603,755	$779,594	$701,597
Ratio of expenses to average net assets[5]	1.15%[6]	1.16%[6]	1.18%	1.19%	1.21%	1.24%
Ratio of expenses to average net assets prior to fees waived[5]	1.26%[6]	1.24%[6]	1.28%	1.23%	1.21%	1.25%
Ratio of net investment income (loss) to average net assets	0.95%	1.14%	1.19%	1.32%	(0.01%)	1.90%
Ratio of net investment income (loss) to average net assets prior to fees waived	0.84%	1.06%	1.09%	1.28%	(0.01%)	1.89%
Portfolio turnover	58%	117%[7]	26%	17%	17%	85%[8]
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $0.005 per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[6]	Includes non-recurring expenses of 0.01% for the six months ended September 30, 2025 and the year ended March 31, 2025.
[7]	As a result of Wellington Management Company LLP replaced Cardinal Capital Management LLC as one of the sub-advisors to Optimum Small-Mid Cap Value during the year ended March 31, 2025, the Fund's portfolio turnover rate increased during the year ended March 31, 2025.
[8]	As a result of Cardinal Capital Management LLC replaced Westwood Management Corp. as one of the sub-advisors to Optimum Small-Mid Cap Value Fund during the Fund’s year ended March 31, 2021, the Fund’s portfolio turnover rate increased during the year ended March 31, 2021.
See accompanying notes, which are an integral part of the financial statements.

Notes to financial statements
Optimum Fund Trust
September 30, 2025 (Unaudited)
Optimum Fund Trust (Trust) is organized as a Delaware statutory trust and offers 6 series: Optimum Fixed Income Fund, Optimum International Fund, Optimum Large Cap Growth Fund, Optimum Large Cap Value Fund, Optimum Small-Mid Cap Growth Fund, and Optimum Small-Mid Cap Value Fund, (each, a Fund, or collectively, the Funds). The Trust is an open-end investment company. Each Fund is considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offers Class A, Class C, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 4.50% for Optimum Fixed Income Fund and 5.75% for Optimum International Fund, Optimum Large Cap Growth Fund, Optimum Large Cap Value Fund, Optimum Small-Mid Cap Growth Fund, and Optimum Small-Mid Cap Value Fund. Class C shares have no upfront sales charge, but are sold with a contingent deferred sales charge (CDSC) of 1.00%, which will be incurred if redeemed during the first 12 months. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.
1. Significant Accounting Policies
Each Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Funds.
Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and the ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. US government and agency securities are valued at the mean between the bid and the ask prices, which approximates fair value. Open-end investment companies, other than ETFs, are valued at their published net asset value (NAV). Fixed income securities, credit default swap (CDS) contracts, interest rate swap (IRS) contracts, CDS and IRS options contracts (swaptions) are generally priced based upon valuations provided by an independent pricing service or broker/counterparty in accordance with methodologies included within Delaware Management Company (DMC)’s Pricing Policy (Policy). Fixed income security, CDS contracts, and IRS contracts valuations are then reviewed by DMC as part of its duties as each Fund’s valuation designee (Valuation Designee) and, to the extent required by the Policy and applicable regulation, fair valued consistent with the Policy. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations (CMOs), commercial mortgage securities, and certain US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. An adjustment factor may be applied to the daily vendor provided price for certain security/instrument types to arrive at a fair value for the applicable positions. The adjustment factor is determined by comparing the prices of trades with vendor prices over a time period deemed reasonable by DMC, calculating the weighted average differences, and using that difference to adjust vendor prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Forward foreign currency exchange contracts are valued at the mean between the bid and the ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and the ask prices, which approximates fair value. Investments in repurchase agreements are generally valued at par, which approximates fair value, each business day. Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act (Rule 2a-5). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees (Board) has designated DMC to perform the fair value determination relating to all applicable Fund investments. DMC has established a Pricing Committee to assist with its designated responsibilities as Valuation Designee, and DMC may carry out its designated responsibilities as Valuation Designee through the Pricing Committee and other teams and committees, which operate under policies and procedures approved by the Board and subject to the Board's oversight. Fair value pricing may be used more frequently for securities traded primarily in non-US markets. If a foreign (non-US) equity security's value has materially changed after the close of the security's primary exchange or principal market but before the close of the NYSE, the security may be valued at fair value. With respect to foreign (non-US) equity securities, the Funds may determine the fair value of investments based on information provided by pricing vendors, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of US securities or securities indexes) that occur after the close of the relevant market and before the close of the NYSE. The Valuation Designee may utilize modeling tools provided by third-party vendors to determine fair values of non-US securities.
Federal and Foreign Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Each Fund evaluates tax positions taken or expected to be taken in the course of preparing each Fund's tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken or expected to be taken on each Fund’s federal income tax returns through the six months ended September 30, 2025, and for all open tax years (years ended March 31, 2022–March 31, 2025), and has concluded that no provision for federal income tax is required in each Fund’s financial statements. In regard to foreign taxes only, each Fund has open tax years in certain foreign countries in which it invests that may date back to the inception of each Fund. If applicable, each Fund recognizes interest and tax penalties on unrecognized tax benefits in “Interest and tax penalties” on the “Statements of operations.” During the six months ended September 30, 2025, the Funds did not incur any interest or tax penalties.
Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Repurchase Agreements — Each Fund may purchase certain US government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with each Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on July 26, 2024, September 29, 2025, and September 30, 2025 and repurchased on July 26, 2026, September 30, 2025, and October 1, 2025, respectively.
Underlying Funds — Each Fund may invest in other investment companies (Underlying Funds) to the extent permitted by the 1940 Act. The Underlying Funds in which each Fund may invest include ETFs. Each Fund will indirectly bear the investment management fees and other expenses of the Underlying Funds.
Short Sales — Each Fund may make short sales in an attempt to protect against declines in an individual security or the overall market, to manage duration, or for such other purposes consistent with each Fund’s investment objective and strategies. Typically, short sales are transactions in which each Fund sells a security it does not own and, at the time a short sale is effected, each Fund incur an obligation to replace the security borrowed at whatever its price may be at the time each Fund purchases it for delivery to the lender. The price at such time may be more or less than the price at which the security was sold by each Fund. When a short sale transaction is closed out by delivery of the security, any gain or loss on the transaction generally is taxable as short-term capital gain or loss. Until the security is replaced, each Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the security, each Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale, and potentially additional margin, will be retained by the broker from whom the security is borrowed, to the extent necessary to meet margin requirements, until the short position is closed out.
The Fund is required to pledge cash or securities to the broker as collateral for the securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash collateral deposited with the broker is recorded as "Cash collateral due from brokers" on the "Statements of assets and liabilities." Securities segregated as collateral are denoted on the "Schedules of investments." The Fund may receive or pay the net of the following amounts: (i) a portion of the income from the investment of cash collateral; (ii) the broker’s fee on the borrowed securities (calculated daily based upon the market value of each borrowed security and a variable rate that is dependent on

Notes to financial statements
Optimum Fund Trust
1. Significant Accounting Policies (continued)
availability of the security); and (iii) a financing charge for the difference between the market value of the short position and cash collateral deposited with the broker. The net amounts of income or fees are included as "interest income or interest expense on securities sold short" on the "Statements of operations."
The Fund will record a realized loss if the price of the borrowed security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will record a realized gain if the price of the borrowed security declines between those dates. At September 30, 2025, there were no open short sales in any of the Funds.
To Be Announced Trades (TBA)  — Optimum Fixed Income Fund may contract to purchase or sell securities for a fixed price at a transaction date beyond the customary settlement period (examples: when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered or the transaction is completed; however, the market value may change prior to delivery. At September 30, 2025, the Fund received $7,259,000 cash collateral for TBA trades, which is included in “Cash collateral due to brokers” on the “Statements of assets and liabilities.”
Mortgage Dollar Rolls — Optimum Fixed Income Fund entered into mortgage dollar rolls in which the Fund sells mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously enter into contracts to repurchase somewhat similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sale proceeds and the lower repurchase price is recorded as a realized gain on investment transactions. The Fund maintains a segregated account, the dollar value of which is at least equal to its obligations, with respect to dollar rolls. The Fund is subject to the risk that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. The Fund is subject to leverage risk on certain transactions, such as the loans of portfolio securities, and the use of when issued or delayed delivery transactions or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. The use of such transactions entails a heightened risk of loss.
Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. Each Fund generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of realized gains (losses), attributable to changes in foreign exchange rates, is included on the “Statements of operations” under “Net realized gain (loss) on foreign currencies.” For foreign equity securities, the realized gains and losses are included on the “Statements of operations” under “Net realized gain (loss) on investments.” Each Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Derivative Financial Instruments — The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, forward foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Funds intend to either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk.
Segregation and Collateralization — In certain cases, based on requirements and agreements with certain exchanges and third-party broker-dealers, the Funds may deliver or receive collateral in connection with certain investments (e.g., futures contracts, forward foreign currency exchange contracts, options written, securities with extended settlement periods, and swaps). Certain countries require that cash reserves be held while investing in companies incorporated in that country. Cash collateral that has been pledged/received to cover obligations of the Funds under derivative contracts, if any, will be reported separately on the “Statements of assets and liabilities” as cash collateral due to/from broker. Securities collateral pledged for the same purpose, if any, is noted on the “Schedules of investments.”
Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other — Expenses directly attributable to a Fund are charged directly to such Fund. Other expenses common to various funds within the Trust are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Income and capital gain distributions from any Underlying Funds in which the Funds invest are recorded on the ex-dividend date. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. When a loan agreement is purchased, a Fund may pay an assignment fee. On an ongoing basis, a Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by the borrower. Prepayment penalty, facility, commitment, consent, and amendment fees are recorded to income as earned or paid. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, which are estimated, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Funds are aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends and interest have been recorded in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Certain Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Each Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The “Statements of operations” include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes. Each Fund may pay foreign capital gains taxes on certain foreign securities held, which are reported as components of realized losses for financial reporting purposes, whereas such components are treated as ordinary loss for federal income tax purposes. Each Fund will accrue such taxes as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests. Each Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, at least annually. Each Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.
In November 2023, FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment's profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole thereby enabling better understanding of how an entity's segments impact overall performance. Each Fund's Chief Executive Officer and Chief Financial Officer acts as each Fund's chief operating decision maker (CODM), assessing performance and making decisions about resource allocation. The CODM has determined that each Fund has a single operating segment since each Fund has a single investment strategy disclosed in the prospectus against which the CODM assesses performance. When assessing segment performance and making decisions about segment resources, the CODM relies on each Fund's portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in each Fund's financial statements. Adoption of the new standard impacted each Fund's financial statements note disclosures only, and did not affect any Fund's financial position or the results of its operations.

Notes to financial statements
Optimum Fund Trust
1. Significant Accounting Policies (continued)
Each Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statements of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended September 30, 2025, each Fund earned the following amounts under this arrangement:
Fund	Custody Credits
Optimum Fixed Income Fund	$59,371
Optimum International Fund	—
Optimum Large Cap Growth Fund	8,441
Optimum Large Cap Value Fund	—
Optimum Small-Mid Cap Growth Fund	—
Optimum Small-Mid Cap Value Fund	—
Each Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statements of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended September 30, 2025, each Fund earned the following amounts under this arrangement:
Fund	Earnings Credits
Optimum Fixed Income Fund	$2
Optimum International Fund	1
Optimum Large Cap Growth Fund	2
Optimum Large Cap Value Fund	2
Optimum Small-Mid Cap Growth Fund	2
Optimum Small-Mid Cap Value Fund	2
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates
DMC, a series of Macquarie Investment Management Business Trust (MIMBT), furnishes investment management services to each Fund and has full discretion and responsibility, subject to the overall supervision of the Board, to select and contract with one or more investment sub-advisors to manage the investment operations and composition of each Fund, and to render investment advice for each Fund, including the purchase, retention, and dispositions of investments, securities, and cash contained in each Fund. The investment management agreement obligates DMC to implement decisions with respect to the allocation or reallocation of each Fund’s assets among one or more current or additional sub-advisors, and to monitor the sub-advisors’ compliance with the relevant Fund’s investment objective, policies and restrictions. DMC pays the sub-advisors out of its fees, which are calculated daily and paid monthly.
In accordance with the terms of its respective investment management agreement, DMC is entitled to receive an annual fee equal to the following percentage rates of the average daily net assets of each Fund, which is calculated daily and paid monthly:
Fund	Management Fee (annual rate as a percentage of average daily net assets)
Optimum Fixed Income Fund	0.6000% of net assets up to $500 million
0.5500% of net assets from $500 million to $1 billion
0.5000% of net assets from $1 billion to $1.5 billion
0.4500% of net assets from $1.5 billion to $2 billion
0.4250% of net assets from $2 billion to $2.5 billion
0.4000% of net assets from $2.5 billion to $5 billion
0.3750% of net assets over $5 billion

Fund	Management Fee (annual rate as a percentage of average daily net assets)
Optimum International Fund	0.7500% of net assets up to $500 million
0.7150% of net assets from $500 million to $1 billion
0.7000% of net assets from $1 billion to $1.5 billion
0.6750% of net assets from $1.5 billion to $2 billion
0.6500% of net assets from $2 billion to $2.5 billion
0.6000% of net assets over $2.5 billion

Optimum Large Cap Growth Fund	0.7500% of net assets up to $500 million
0.7000% of net assets from $500 million to $1 billion
0.6500% of net assets from $1 billion to $1.5 billion
0.6250% of net assets from $1.5 billion to $2 billion
0.6000% of net assets from $2 billion to $2.5 billion
0.5750% of net assets from $2.5 billion to $5 billion
0.5500% of net assets over $5 billion

Optimum Large Cap Value Fund	0.7000% of net assets up to $500 million
0.6500% of net assets from $500 million to $1 billion
0.6000% of net assets from $1 billion to $1.5 billion
0.5750% of net assets from $1.5 billion to $2 billion
0.5500% of net assets from $2 billion to $2.5 billion
0.5250% of net assets from 2.5 billion to $5 billion
0.5000% of net assets over $5 billion

Optimum Small-Mid Cap Growth Fund	1.0000% of net assets up to $500 million
0.9000% of net assets from $500 million to $750 million
0.8000% of net assets from $750 million to $1 billion
0.7500% of net assets from $1 billion to $1.5 billion
0.7000% of net assets over $1.5 billion

Optimum Small-Mid Cap Value Fund	0.9000% of net assets up to $500 million
0.8000% of net assets from $500 million to $750 million
0.7500% of net assets from $750 million to $1 billion
0.7000% of net assets from $1 billion to $1.5 billion
0.6500% of net assets over $1.5 billion

DMC has entered into sub-advisory agreements for the Trust as follows: Optimum Fixed Income Fund – Pacific Investment Management Company, LLC (PIMCO), Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Global Limited; Optimum International Fund – Acadian Asset Management LLC (Acadian) and Baillie Gifford Overseas Limited (Baillie Gifford); Optimum Large Cap Growth Fund – Los Angeles Capital Management LLC (Los Angeles Capital) and American Century Investment Management, Inc. (American Century); Optimum Large Cap Value Fund – Massachusetts Financial Services Company (MFS) and Great Lakes Advisors, LLC (Great Lakes); Optimum Small-Mid Cap Growth Fund – Principal Global Investors, LLC (Principal) and Peregrine Capital Management, LLC (Peregrine); Optimum Small-Mid Cap Value Fund – LSV Asset Management (LSV) and Wellington Management Company LLP (Wellington).
For the six months ended September 30, 2025, DMC paid the following sub-advisory fees:
Sub-advisory fees
Optimum Fixed Income Fund	$1,591,979
Optimum International Fund	1,837,884
Optimum Large Cap Growth Fund	2,031,928
Optimum Large Cap Value Fund	2,726,948

Notes to financial statements
Optimum Fund Trust
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)
Sub-advisory fees
Optimum Small-Mid Cap Growth Fund	$1,650,088
Optimum Small-Mid Cap Value Fund	1,225,733
DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual fund operating expenses from exceeding the following percentages of each Fund’s average daily net assets from April 1, 2025 (except as noted) through July 30, 2026. These waivers and reimbursements may only be terminated by agreement of DMC and each Fund. The waivers and reimbursements are accrued daily and received monthly.
Fund	Operating expense limitation as a percentage of average daily net assets
Optimum Fixed Income Fund	0.80%
Optimum International Fund	1.08%
Optimum Large Cap Growth Fund	0.95%
Optimum Large Cap Value Fund	0.93%*
Optimum Small-Mid Cap Growth Fund	1.19%*
Optimum Small-Mid Cap Value Fund	1.14%
*	Prior to July 31, 2025, these amounts for Optimum Large Cap Value Fund and Optimum Small-Mid Cap Growth Fund was 0.91% and 1.24%, respectively.
After consideration of class specific expenses, including 12b-1 fees, the class level operating expense limitation as a percentage of average daily net assets from April 1, 2025 (except as noted) through July 30, 2026, unless terminated by agreement of DMC and each Fund, is as follows:
	Operating expense limitation as a percentage of average daily net assets
Fund	Class A	Class C	Institutional Class
Optimum Fixed Income Fund	1.05%	1.80%	0.80%
Optimum International Fund	1.33%	2.08%	1.08%
Optimum Large Cap Growth Fund	1.20%	1.95%	0.95%
Optimum Large Cap Value Fund	1.18%**	1.93%**	0.93%**
Optimum Small-Mid Cap Growth Fund	1.44%***	2.19%***	1.19%***
Optimum Small-Mid Cap Value Fund	1.39%	2.14%	1.14%
**	Effective July 31, 2025. Prior to July 31, 2025, these amounts for Class A, Class C, and Institutional Class were 1.16%, 1.91%, and 0.91%.
***	Effective July 31, 2025. Prior to July 31, 2025, these amounts for Class A, Class C, and Institutional Class were 1.49%, 2.24%, and 1.24%.
Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Trust. These services include overseeing the Funds’ pricing process, the calculation and payment of Fund expenses, and financial reporting in shareholder reports, registration statements and other regulatory filings. DIFSC also manages the process for the payment of dividends and distribution and dissemination of Funds’ NAV and performance data. For these services, the Funds pay DIFSC an asset-based fee plus certain out-of-pocket expenses and transactional charges. DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of the Trust at the following annual rates: 0.0075% of the first $3.5 billion; 0.0070% of the next $2 billion; 0.0060% of the next $2 billion; and 0.0050% of aggregate average daily net assets in excess of $7.5 billion (Total Fee). Each Fund in the Trust pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. The fees payable to DIFSC under the service agreement described above are allocated among all funds in the Trust on a relative NAV basis. These amounts are included on the “Statements of operations” under “Accounting fees.” For the six months ended September 30, 2025, each Fund paid for these services as follows:
Fund	Fees
Optimum Fixed Income Fund	$795,756
Optimum International Fund	276,154
Optimum Large Cap Growth Fund	574,194
Optimum Large Cap Value Fund	542,801
Optimum Small-Mid Cap Growth Fund	202,414
Optimum Small-Mid Cap Value Fund	174,242
DIFSC provides the Trust with administrative services including: preparation, filing and maintaining governing documents; preparation of materials and reports for the Board; and preparation and filing of registration statements and other regulatory filings. For these administrative services, the Trust pays DIFSC the following fee as a percentage of the Trust’s average daily net assets (plus out-of-pocket expenses): 0.0525% of assets up to $7.5 billion; 0.0475% of assets from $7.5 billion to $10 billion; 0.0425% of assets from $10 billion to $12 billion; 0.0375% of assets from $12 billion to $14 billion and 0.0325% of assets over $14 billion.
DIFSC is also the shareholder servicing, dividend disbursing, and transfer agent for each Fund. For these services, the Trust pays DIFSC a fee at an annual rate of 0.16% of the Trust’s total average daily net assets, subject to a minimum fee of $2,000 per class per Fund each month, plus out-of-pocket expenses. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYIS), BNYIS provides certain sub-transfer agency services to the Funds. Sub-transfer agency fees are paid by the Funds and are also included on the “Statements of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses.” The fees are calculated daily and paid as invoices on a monthly or quarterly basis.
Delaware Distributors, L.P. (DDLP), an affiliate of DMC, serves as the national distributor of each Fund’s shares pursuant to a Distribution Agreement. Pursuant to the Distribution Agreement and Rule 12b-1 plan, each Fund pays DDLP annual 12b-1 fee of 0.25% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class C shares. The fees are calculated daily and paid monthly. Institutional Class shares do not pay a 12b-1 fee.
For the six months ended September 30, 2025, DDLP earned commissions on sales of Class A shares for certain Funds as follows:
Fund	Class A
Optimum Fixed Income Fund	$23
Optimum International Fund	31
Optimum Large Cap Growth Fund	94
Optimum Large Cap Value Fund	15
For the six months ended September 30, 2025, DDLP received gross CDSC commissions on redemptions of certain Funds Class C shares, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:
Fund	Class C
Optimum Large Cap Growth Fund	$179
DMC, DIFSC, and DDLP are indirect, wholly owned subsidiaries of Macquarie Management Holdings, Inc. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Funds.
In addition to the management fees and other expenses of a Fund, a Fund indirectly bears the investment management fees and other expenses of any Underlying Funds, including ETFs, in which it invests. The amount of these fees and expenses incurred indirectly by a Fund will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.
MIMBT, of which DMC is a series, entered into a settlement agreement on September 19, 2024 with the US Securities and Exchange Commission (SEC) consenting to an order (Settlement Order) relating to a legacy investment strategy, the Absolute Return Mortgage-Backed Securities Strategy (ARMBS Strategy). MIMBT no longer offers the ARMBS Strategy. MIMBT agreed to the Settlement Order without admitting

Notes to financial statements
Optimum Fund Trust
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)
or denying the SEC’s findings. In connection with the findings in the Settlement Order, MIMBT made a payment to Optimum Fixed Income Fund on October 25, 2024, in the amount of $533,778. An amount of $521,912 is included on the "Statements of changes in net assets" under "Net increase from payment by affiliates", an amount of $608 is included on the "Statements of changes in net assets" under "Net investment income (loss)", and an amount of $11,258 is included on the "Statements of changes in net assets" under "Proceeds from shares sold."
During the six months ended September 30, 2025, and year ended March 31, 2025, DMC reimbursed Optimum Fixed Income Fund $3,311 and $11,540, respectively, in connection with a trade error. These amounts are included in "Net increase from payment by affiliates" in the "Statements of changes in net assets." Payment by affiliates had no impact on total return.
On April 21, 2025, Macquarie Group Limited, the parent company of DMC, together with certain of its affiliates, and Nomura Holding America Inc. (Nomura), announced that they had entered into an agreement for Nomura to acquire Macquarie Asset Management’s US and European public investments business. The transaction is subject to customary closing conditions, including the receipt of applicable regulatory approvals. Subject to such approvals and the satisfaction of these conditions, the transaction is expected to close on or about December 1, 2025. This is subject to change.
The closing of this transaction will result in the automatic termination of each Fund’s investment advisory agreement with DMC, and any sub-advisory agreement, as applicable. In anticipation of the closing of the transaction, on June 18, 2025, the Board approved, and recommended shareholders approve, a new investment advisory agreement for each Fund that, pending shareholder approval, would go into effect at the closing of the transaction. The special shareholder meeting for the Funds has been adjourned or postponed, and Fund shareholders are being asked to approve a new investment advisory agreement at an upcoming meeting.
3. Investments
For the six months ended September 30, 2025, each Fund made purchases and sales of investment securities other than short-term investments as follows:
Fund	Purchases other than US government securities	Purchases of US government securities	Sales other than US government securities	Sales of US government securities
Optimum Fixed Income Fund	$372,349,710	$5,426,661,180	$394,786,798	$5,408,644,382
Optimum International Fund	369,362,418	—	315,878,600	—
Optimum Large Cap Growth Fund	714,644,919	—	922,375,196	—
Optimum Large Cap Value Fund	145,365,970	—	205,033,313	—
Optimum Small-Mid Cap Growth Fund	468,350,269	—	507,654,426	—
Optimum Small-Mid Cap Value Fund	339,448,252	—	410,924,380	—
At September 30, 2025, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2025, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes for each Fund were as follows:
Fund	Cost of investments and derivatives	Aggregate unrealized appreciation of investments and derivatives	Aggregate unrealized depreciation of investments and derivatives	Net unrealized appreciation (depreciation) of investments and derivatives
Optimum Fixed Income Fund	$3,604,920,364	$54,168,448	$(88,173,892)	$(34,005,444)
Optimum International Fund	809,987,515	235,211,519	(56,735,700)	178,475,819
Optimum Large Cap Growth Fund	1,148,184,394	988,377,307	(12,967,880)	975,409,427
Optimum Large Cap Value Fund	1,336,980,075	640,388,620	(44,206,898)	596,181,722
Optimum Small-Mid Cap Growth Fund	621,456,941	140,827,014	(29,549,207)	111,277,807
Optimum Small-Mid Cap Value Fund	531,525,721	106,395,730	(41,690,232)	64,705,498

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. At March 31, 2025, certain Funds had capital loss carryforwards available to offset future realized capital gains as follows:
	Loss carryforward character
	Short-term	Long-term	Total
Optimum Fixed Income Fund	$ 126,777,664	$181,139,038	$ 307,916,702
Optimum International Fund	38,829,178	76,840,357	115,669,535
US GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:
Level 1  − Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2  − Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, forward foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)
Level 3  − Significant unobservable inputs, including each Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)
Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of September 30, 2025:
	Optimum Fixed Income Fund
	Level 1	Level 2	Level 3	Total
Securities
Assets:
Agency Collateralized Mortgage Obligations	$—	$29,799,813	$40,780	$29,840,593
Agency Commercial Mortgage-Backed Securities	—	9,463,257	—	9,463,257
Agency Mortgage-Backed Securities	—	1,127,060,692	—	1,127,060,692
Collateralized Debt Obligations	—	8,935,993	—	8,935,993
Collateralized Loan Obligations	—	94,081,376	5,876,546	99,957,922
Common Stocks	—	—	961,765	961,765
Corporate Bonds	—	901,868,790	—	901,868,790

Notes to financial statements
Optimum Fund Trust
3. Investments (continued)
	Optimum Fixed Income Fund
	Level 1	Level 2	Level 3	Total
Government Agency Obligations	$—	$14,886,465	$—	$14,886,465
Loan Agreements	—	24,561,370	—	24,561,370
Municipal Bonds	—	16,571,795	—	16,571,795
Non-Agency Asset-Backed Securities	—	95,283,839	—	95,283,839
Non-Agency Collateralized Mortgage Obligations	—	79,584,165	8,112	79,592,277
Non-Agency Commercial Mortgage-Backed Securities	—	112,605,815	—	112,605,815
Preferred Stock	—	1,609,385	—	1,609,385
Sovereign Bonds	—	116,484,621	—	116,484,621
Supranational Banks	—	14,022,021	—	14,022,021
US Treasury Obligations	—	414,400,235	—	414,400,235
Options Purchased	19,866	317,689	—	337,555
Short-Term Investments	30,000,000	465,664,853	—	495,664,853
Total Value of Securities Before Options Written	$30,019,866	$3,527,202,174	$6,887,203	$3,564,109,243

Liabilities:
Options Written	$(30,904)	$(50,763)	$—	$(81,667)

Derivatives[1]
Assets:
Centrally Cleared Credit Default Swap Contracts	$—	$615,558	$—	$615,558
Centrally Cleared Interest Rate Swap Contracts	—	10,114,874	—	10,114,874
Forward Foreign Currency Exchange Contracts	—	565,477	—	565,477
Futures Contracts	3,538,453	—	—	3,538,453
Over-The-Counter Credit Default Swap Contracts	—	41,414	—	41,414

Liabilities:
Centrally Cleared Interest Rate Swap Contracts	$—	$(4,344,757)	$—	$(4,344,757)
Forward Foreign Currency Exchange Contracts	—	(2,446,817)	—	(2,446,817)
Futures Contracts	(631,581)	—	—	(631,581)
Over-The-Counter Credit Default Swap Contracts	—	(23,979)	—	(23,979)

[1]Forward foreign currency exchange contracts, futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

	Optimum International Fund
	Level 1	Level 2	Level 3	Total
Securities
Assets:
Common Stocks
Australia	$1,521,692	$21,132,338	$—	$22,654,030
Austria	—	688,864	—	688,864
Belgium	—	379,290	—	379,290
Brazil	23,104,803	814,745	—	23,919,548
Canada	53,598,130	—	—	53,598,130
China	22,747,448	114,481,807	—	137,229,255
Côte d'Ivoire	—	1,609,331	—	1,609,331
Czech Republic	—	269,252	—	269,252
Denmark	—	27,922,009	—	27,922,009
Finland	—	7,131,129	—	7,131,129
France	—	48,770,233	—	48,770,233
Germany	2,766,435	43,713,556	—	46,479,991
Greece	201,058	3,069,384	—	3,270,442
Hungary	143,440	4,622,534	—	4,765,974
India	2,155,608	22,015,319	110,894	24,281,821
Indonesia	93,466	1,774,804	—	1,868,270
Ireland	12,191,599	29,586,570	—	41,778,169
Israel	11,030,288	28,236	—	11,058,524
Italy	—	18,728,477	—	18,728,477
Japan	4,052,430	94,061,656	—	98,114,086
Kazakhstan	3,689,567	—	—	3,689,567
Malaysia	3,279	149,962	38	153,279
Mexico	—	1,649,548	—	1,649,548
Monaco	245,727	—	—	245,727
Netherlands	7,036,192	54,290,083	—	61,326,275
Norway	59,849	—	—	59,849
Panama	3,426,294	—	—	3,426,294
Peru	1,144,192	—	—	1,144,192
Philippines	149,948	—	—	149,948
Poland	9,354	14,492,785	—	14,502,139
Russia	—	—	—[1,2]	—
Singapore	13,752,031	10,519,507	—	24,271,538
South Africa	7,059,701	2,341,410	—	9,401,111
South Korea	6,822,913	36,019,536	—	42,842,449
Spain	—	22,174,216	—	22,174,216
Sweden	6,285,146	10,943,362	—	17,228,508
Switzerland	—	68,304,236	—	68,304,236
Taiwan	206,781	74,014,799	—	74,221,580
Thailand	23,035	8,065,072	—	8,088,107
Türkiye	487,380	312,160	—	799,540
United Arab Emirates	11,836,954	3,989,813	—	15,826,767
United Kingdom	10,359,390	14,883,187	—	25,242,577
United States	14,107,201	—	—	14,107,201
Exchange-Traded Funds	2,627,339	—	—	2,627,339

Notes to financial statements
Optimum Fund Trust
3. Investments (continued)
	Optimum International Fund
	Level 1	Level 2	Level 3	Total
Preferred Stock	$—	$254,000	$—	$254,000
Rights	—	36,756	—	36,756
Warrants	—	—	—[2]	—
Short-Term Investments	2,173,766	—	—	2,173,766
Total Value of Securities	$225,112,436	$763,239,966	$110,932	$988,463,334

[1]The value represents valuations of Russian Common Stocks for which Management has determined include significant unobservable inputs as of September 30, 2025.
[2]The security that has been valued at zero on the “Schedules of investments” is considered to be a Level 3 investment in this table.
	Optimum Large Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Securities
Assets:
Common Stocks
Communication Services	$311,087,088	$—	$—	$311,087,088
Consumer Discretionary	259,934,778	—	10,830	259,945,608
Consumer Staples	25,276,852	—	—	25,276,852
Energy	9,558,089	—	—	9,558,089
Financials	98,449,942	—	—	98,449,942
Healthcare	187,120,979	—	—	187,120,979
Industrials	153,856,599	—	—	153,856,599
Information Technology	1,034,563,392	12,226,376	—	1,046,789,768
Materials	25,438,028	—	—	25,438,028
Utilities	521,539	—	—	521,539
Exchange-Traded Fund	711,514	—	—	711,514
Rights	—	—	16,013	16,013
Short-Term Investments	4,821,440	—	—	4,821,440
Total Value of Securities	$2,111,340,240	$12,226,376	$26,843	$2,123,593,459

Derivatives[1]
Assets:
Forward Foreign Currency Exchange Contracts	$—	$362	$—	$362

[1]Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

	Optimum Large Cap Value Fund
	Level 1	Level 2	Total
Securities
Assets:
Common Stocks
Communication Services	$92,863,856	$—	$92,863,856
Consumer Discretionary	109,415,916	—	109,415,916
Consumer Staples	72,901,914	14,797,199	87,699,113
Energy	111,854,804	—	111,854,804
Financials	529,151,151	—	529,151,151
Healthcare	276,749,684	—	276,749,684
Industrials	319,058,125	—	319,058,125
Information Technology	159,360,047	—	159,360,047
Materials	51,572,458	—	51,572,458
Real Estate	52,085,912	—	52,085,912
Utilities	114,341,494	—	114,341,494
Short-Term Investments	29,009,237	—	29,009,237
Total Value of Securities	$1,918,364,598	$14,797,199	$1,933,161,797
Optimum Small-Mid Cap Growth Fund
Level 1
Securities
Assets:
Common Stocks	$726,868,533
Short-Term Investments	5,866,215
Total Value of Securities	$732,734,748
Optimum Small-Mid Cap Value Fund
Level 1
Securities
Assets:
Common Stocks	$593,697,964
Short-Term Investments	2,533,255
Total Value of Securities	$596,231,219
As a result of utilizing international fair value pricing at September 30, 2025, a portion of Optimum International Fund, Optimum Large Cap Value Fund, and Optimum Large Cap Value Fund’s common stock investments were categorized as Level 2.
During the six months ended September 30, 2025, there were no transfers into or out of Level 3 investments. Each Fund’s policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.
A reconciliation of Level 3 investments is presented when a Fund has a significant amount of Level 3 investments at the beginning or end of the period in relation to that Fund’s net assets. Management has determined not to provide a reconciliation of Level 3 investments as the Level 3 investments were not considered significant to Optimum Fixed Income Fund, Optimum International Fund, Optimum Large Cap Growth Fund and Optimum Small-Mid Cap Growth Fund’s net assets at the beginning or end of the period. Management has determined not to provide

Notes to financial statements
Optimum Fund Trust
3. Investments (continued)
additional disclosure on Level 3 inputs since the Level 3 investments were not considered significant to Optimum Fixed Income Fund, Optimum International Fund, and Optimum Large Cap Growth Fund’s net assets at the end of the period. As of September 30, 2025, Optimum Large Cap Value Fund, Optimum Small-Mid Cap Growth Fund, and Optimum Small-Mid Cap Value Fund had no Level 3 investments.
4. Capital Shares
Transactions in capital shares were as follows:
	Optimum Fixed Income Fund		Optimum International Fund		Optimum Large Cap Growth Fund
	Six months ended	Year ended	Six months ended	Year ended	Six months ended	Year ended
	9/30/25	3/31/25	9/30/25	3/31/25	9/30/25	3/31/25
Shares sold:
Class A	5,870	471,965	4,457	27,569	6,016	30,824
Class C	—	—	272	—	1,115	2,801
Institutional Class	26,387,347	44,304,592	9,503,292	7,656,381	4,188,400	9,909,929

Shares issued upon reinvestment of dividends and distributions:
Class A	—	198,686	—	12,104	—	250,576
Class C	—	323	—	92	—	5,944
Institutional Class	—	12,309,639	—	949,996	—	6,633,516
	26,393,217	57,285,205	9,508,021	8,646,142	4,195,531	16,833,590

Shares redeemed:
Class A	(643,219)	(2,650,707)	(121,109)	(439,639)	(301,777)	(1,183,086)
Class C	(2,069)	(21,141)	(1,040)	(2,780)	(10,334)	(18,619)
Institutional Class	(32,164,766)	(57,647,303)	(6,047,075)	(11,540,352)	(12,987,119)	(17,297,983)
	(32,810,054)	(60,319,151)	(6,169,224)	(11,982,771)	(13,299,230)	(18,499,688)
Net increase (decrease)	(6,416,837)	(3,033,946)	3,338,797	(3,336,629)	(9,103,699)	(1,666,098)

	Optimum Large Cap Value Fund		Optimum Small-Mid Cap Growth Fund		Optimum Small-Mid Cap Value Fund
	Six months ended	Year ended	Six months ended	Year ended	Six months ended	Year ended
	9/30/25	3/31/25	9/30/25	3/31/25	9/30/25	3/31/25
Shares sold:
Class A	5,184	33,280	1,144	12,149	1,083	7,116
Class C	2,143	544	127	295	57	106
Institutional Class	6,909,790	12,908,160	4,275,476	7,845,309	3,432,526	6,529,315

Shares issued upon reinvestment of dividends and distributions:
Class A	—	166,077	—	—	—	38,559
Class C	—	919	—	—	—	547
Institutional Class	—	6,372,583	—	—	—	3,546,856
	6,917,117	19,481,563	4,276,747	7,857,753	3,433,666	10,122,499

Shares redeemed:
Class A	(263,969)	(1,057,860)	(88,746)	(270,470)	(57,219)	(188,893)
Class C	(3,544)	(17,083)	(1,949)	(5,135)	(950)	(2,294)
Institutional Class	(10,012,076)	(18,042,031)	(7,469,902)	(9,658,883)	(9,511,864)	(8,193,340)
	(10,279,589)	(19,116,974)	(7,560,597)	(9,934,488)	(9,570,033)	(8,384,527)
Net increase (decrease)	(3,362,472)	364,589	(3,283,850)	(2,076,735)	(6,136,367)	1,737,972
Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included in shares sold and shares redeemed in the tables above and on the previous page and on the “Statements of changes in net assets.” For the six months ended September 30, 2025 and the year ended March 31, 2025, each Fund had the following exchange transactions:
	Exchange Redemptions		Exchange Subscriptions
	Class A Shares	Class C Shares	Class A Shares	Institutional Class Shares	Value

Optimum Fixed Income Fund
Six months ended
9/30/25	—	894	945	—	$7,652
Year ended
3/31/25	1,698	46	48	1,698	14,169

Optimum International Fund
Six months ended
9/30/25	—	61	61	—	790
Year ended
3/31/25	257	235	233	254	6,213

Notes to financial statements
Optimum Fund Trust
4. Capital Shares (continued)
	Exchange Redemptions			Exchange Subscriptions
	Class A Shares	Class C Shares	Class A Shares	Institutional Class Shares	Value

Optimum Large Cap Growth Fund
Six months ended
9/30/25	—	268	172	—	$2,947
Year ended
3/31/25	1,151	36	23	998	25,443

Optimum Large Cap Value Fund
Six months ended
9/30/25	—	162	161	—	2,791
Year ended
3/31/25	1,594	113	112	1,580	33,894

Optimum Small-Mid Cap Growth Fund
Six months ended
9/30/25	—	76	44	—	412
Year ended
3/31/25	104	1,043	614	86	7,762

Optimum Small-Mid Cap Value Fund
Six months ended
9/30/25	—	49	40	—	444
Year ended
3/31/25	132	320	268	122	5,504
5. Derivatives
US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.
Forward Foreign Currency Exchange Contracts — Each Fund may enter into forward foreign currency exchange contracts and forward foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. Each Fund may enter into these contracts to fix the US dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. Each Fund may also enter into these contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies. In addition, each Fund may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of forward foreign currency exchange contracts and forward foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts and forward foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, each Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. Each Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Funds and the counterparty and by the posting of collateral by the counterparty to the Funds to cover the Funds’ exposure to the counterparty. Open forward foreign currency exchange contracts, if any, are disclosed on the “Schedules of investments.”
During the six months ended September 30, 2025, Optimum Fixed Income Fund and Optimum Large Cap Growth Fund each used forward foreign currency exchange contracts to hedge the US dollar value of securities they already owns that are denominated in foreign currencies to decrease exposure to foreign currencies. Optimum Fixed Income Fund used forward foreign currency exchange contracts to manage overall portfolio risk. Optimum Large Cap Growth Fund used forward foreign currency exchange contracts to facilitate or expedite the settlement of portfolio transactions.
During the six months ended September 30, 2025, Optimum Large Cap Growth Fund experienced net realized and unrealized gains or losses attributable to forward foreign currency exchange contracts, which are disclosed on the “Statements of assets and liabilities” and/or “Statements of operations.”
Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. Optimum Fixed Income Fund may use futures contracts in the normal course of pursuing its investment objective. Optimum Fixed Income Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions. Upon entering into a futures contract, the Fund deposits cash or pledges US government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. The Fund posted securities collateral valued at $6,134,382 and $10,132,979 in cash as collateral for open futures contracts. Cash collateral is included as “Cash collateral due from brokers” on the “Statements of assets and liabilities” and securities collateral are presented on the “Schedules of investments.” Open futures contracts, if any, are disclosed on the “Schedules of investments.”
During the six months ended September 30, 2025, Optimum Fixed Income Fund used futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions, as a cash management tool, and to facilitate investments in portfolio securities.
Options Contracts — Optimum Fixed Income Fund may enter into options contracts in the normal course of pursuing its investment objective. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund’s exposure to changes in securities prices caused by interest rates or market conditions and foreign currencies; as an efficient means of adjusting the Fund’s overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. The Fund may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. Open options contracts, if any, are disclosed on the “Schedules of investments.”

Notes to financial statements
Optimum Fund Trust
5. Derivatives (continued)
During the six months ended September 30, 2025, Optimum Fixed Income Fund used options contracts to manage the Fund’s exposure to changes in securities prices caused by interest rates or market conditions, to manage the Fund’s exposure to changes in foreign currencies, to adjust the Fund’s overall exposure to certain markets, and to receive premiums for writing options.
Swap Contracts — Optimum Fixed Income Fund may enter into currency swap contracts, index swap contracts, inflation swaps, IRS contracts, and CDS contracts in the normal course of pursuing its investment objective. The Fund may invest in IRS contracts to manage the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. The Fund may use currency swaps to protect against currency fluctuations. The Fund may use inflation swaps to hedge the inflation risk in nominal bonds, thereby creating synthetic inflation-indexed bonds. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return, or to gain exposure to certain securities or markets. Swap contracts are bilaterally negotiated agreements between a Fund and counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter market (OTC swaps). If the OTC swap entered is one of the swaps identified by a relevant regulator as a swap that is required to be cleared, then it will be cleared through a third party, known as a central counterparty or derivatives clearing organization (centrally cleared swaps).
Interest Rate Swaps. An IRS contract is an exchange of interest rates between counterparties. In one instance, an IRS involves payments received by Optimum Fixed Income Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An IRS can also work in reverse with the Fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. IRS may be used to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation (depreciation) on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the IRS contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty and (2) for cleared swaps, trading these instruments through a central counterparty.
During the six months ended September 30, 2025, Optimum Fixed Income Fund used interest rate swap contracts to manage the Fund’s sensitivity to interest rates or to hedge against changes in interest rates.
Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.
During the six months ended September 30, 2025, Optimum Fixed Income Fund entered into CDS contracts as a purchaser and seller of protection, as a hedge against credit events. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. Initial margin and variation margin are posted to central counterparties for centrally cleared CDS basket trades, as determined by the applicable central counterparty.
As disclosed in the footnotes to the “Schedules of investments,” at September 30, 2025, the notional amount of the protection sold was EUR 3,900,000 and $35,640,514, which reflects the maximum potential amount Optimum Fixed Income Fund would have been required to make as a seller of credit protection if a credit event had occurred. In addition to serving as the source of the current value of the securities, the quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative if the swap agreement has been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. At September 30, 2025, there were no recourse provisions with third parties to recover any amounts paid under the credit derivative agreement (including any purchased credit protection) nor was any collateral held by the Fund and other third parties which the Fund can obtain in the occurrence of a credit event. At September 30, 2025, net unrealized appreciation of the protection sold was $656,972.
CDS contracts may involve greater risks than if Optimum Fixed Income Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk, and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, and (2) for cleared swaps, trading these instruments through a central counterparty. Open swap contracts, if any, are disclosed on the “Schedules of investments.”
During the six months ended September 30, 2025, Optimum Fixed Income Fund used CDS contracts to hedge against credit events and to gain exposure to certain securities or markets.
At September 30, 2025, for centrally cleared derivative contracts, Optimum Fixed Income Fund posted $5,031,344 in cash as collateral for certain open centrally cleared derivatives, which is included in “Cash collateral due from brokers” on the “Statements of assets and liabilities.” The Fund also posted $11,653,768 in securities collateral comprised of US treasury obligations for certain open centrally cleared derivative contracts. At September 30, 2025, for bilateral derivative contracts, the Fund received $420,000 and posted $10,000 in cash as collateral, which is included in “Cash collateral due to brokers” and “Cash collateral due from brokers” on the “Statements of assets and liabilities,” respectively. The Fund also posted $2,208,243 in securities collateral comprised of US treasury obligations for certain open bilateral derivative contracts. Securities collateral are presented on the “Schedules of investments.”
Fair values of derivative instruments as of September 30, 2025 were as follows:
	Optimum Fixed Income Fund
	Asset Derivatives Fair Value
Statements of asset and liabilities location	Currency Contracts	Interest Rate Contracts	Credit Contracts	Total
Unrealized appreciation on forward foreign currency exchange contracts	$565,477	$—	$—	$565,477
Variation margin due from brokers on futures contracts*	—	3,538,453	—	3,538,453
Variation margin due to/from brokers on centrally cleared credit default swap contracts*	—	—	615,558	615,558
Variation margin due to/from brokers on centrally cleared interest rate swap contracts*	—	10,114,874	—	10,114,874
Unrealized appreciation on over-the-counter credit default swap contracts	—	—	41,414	41,414
Options purchased, at value**	19,866	317,689	—	337,555
Total	$585,343	$13,971,016	$656,972	$15,213,331

Notes to financial statements
Optimum Fund Trust
5. Derivatives (continued)
	Optimum Fixed Income Fund
	Liability Derivatives Fair Value
Statements of asset and liabilities location	Currency Contracts	Interest Rate Contracts	Credit Contracts	Total
Unrealized depreciation on forward foreign currency exchange contracts	$(2,446,817)	$—	$—	$(2,446,817)
Variation margin due from brokers on futures contracts*	—	(631,581)	—	(631,581)
Variation margin due to/from brokers on centrally cleared interest rate swap contracts*	—	(4,344,757)	—	(4,344,757)
Unrealized depreciation on over-the-counter credit default swap contracts	—	—	(23,979)	(23,979)
Options written, at value	—	(81,667)	—	(81,667)
Total	$(2,446,817)	$(5,058,005)	$(23,979)	$(7,528,801)
*Includes cumulative appreciation (depreciation) of futures contracts, centrally cleared CDS contracts, and centrally cleared IRS contracts from the date the contracts were opened through September 30, 2025. Only current day variation margin is reported on Optimum Fixed Income Fund’s “Statements of assets and liabilities.”
** Included with “Investments, at value.”
The effect of derivative instruments on Optimum Fixed Income Fund's “Statements of operations” for the six months ended September 30, 2025 was as follows:

	Net Realized Gain (Loss) on:
	Forward Foreign Currency Exchange Contracts	Futures Contracts	Options Purchased	Options Written	Swap Contracts	Total
Currency contracts	$(11,712,336)	$(1,328)	$(243,439)	$1,046,839	$(4,103,758)	$(15,014,022)
Interest rate contracts	—	1,032,392	—	251,630	(369,090)	914,932
Equity contracts	—	—	—	—	16,535	16,535
Credit contracts	—	—	—	3,729	447,095	450,824
Total	$(11,712,336)	$1,031,064	$(243,439)	$1,302,198	$(4,009,218)	$(13,631,731)
	Net Change in Unrealized Appreciation (Depreciation) on:
	Forward Foreign Currency Exchange Contracts	Futures Contracts	Options Purchased	Options Written	Swap Contracts	Total
Currency contracts	$1,124,868	$—	$(259,363)	$—	$—	$865,505
Interest rate contracts	—	(642,011)	178,842	(169,745)	3,650,477	3,017,563
Credit contracts	—	—	—	—	574,033	574,033
Total	$1,124,868	$(642,011)	$(80,521)	$(169,745)	$4,224,510	$4,457,101

The tables below summarize the average daily balance of derivative holdings by certain Funds during the six months ended September 30, 2025:
	Long Derivative Volume
	Optimum Fixed Income Fund
Forward foreign currency exchange contracts (average contract amount)	USD	138,785,454
Futures contracts (average notional amount)		727,668,026
Options contracts (average value)*		311,927
CDS contracts (average notional amount)**	USD	2,480,000
Interest rate swap contracts (average notional amount)	AUD	196,284,375
Interest rate swap contracts (average notional amount)	CAD	40,220,313
Interest rate swap contracts (average notional amount)	EUR	70,354,531
Interest rate swap contracts (average notional amount)	GBP	29,792,188
Interest rate swap contracts (average notional amount)	USD	260,522,891
	Short Derivative Volume
	Optimum Fixed Income Fund		Optimum Large Cap Growth Fund
Forward foreign currency exchange contracts (average contract amount)	USD	305,562	USD	1,156,521
Futures contracts (average notional amount)		130,106,736		—
Options contracts (average value)*		248,397		—
CDS contracts (average notional value)**	EUR	3,839,063	EUR	—
CDS contracts (average notional amount)**	USD	35,020,212	USD	—
*Long represents purchased options and short represents written options.
**Long represents buying protection and short represents selling protection.
6. Offsetting
Certain Funds entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties in order to better define its contractual rights and to secure rights that will help certain Funds mitigate its counterparty risk. An ISDA Master Agreement is a bilateral agreement between certain Funds and a counterparty that governs certain over-the-counter derivatives and forward foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, certain Funds may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.
For financial reporting purposes, certain Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statements of assets and liabilities.”

Notes to financial statements
Optimum Fund Trust
6. Offsetting (continued)
At September 30, 2025, certain Funds had the following assets and liabilities subject to offsetting provisions:
Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities
Optimum Fixed Income Fund
Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
Bank of America Merrill Lynch	$103,723	$(87,048)	$16,675
BNP Paribas	26,182	(73,169)	(46,987)
Citigroup	111,461	(82,799)	28,662
Deutsche Bank	49,601	(1,411)	48,190
Goldman Sachs	113,240	(463,962)	(350,722)
JPMorgan Chase Bank	269,065	(1,777,477)	(1,508,412)
Morgan Stanley	36,076	—	36,076
Total	$709,348	$(2,485,866)	$(1,776,518)
Counterparty	Net Position	Fair Value of Non-Cash Collateral Received	Cash Collateral Received(a)	Fair Value of Non-Cash Collateral Pledged(a)	Cash Collateral Pledged	Net Exposure(b)
Bank of America Merrill Lynch	$16,675	$—	$(16,675)	$—	$—	$—
BNP Paribas	(46,987)	—	—	46,987	—	—
Citigroup	28,662	—	—	—	—	28,662
Deutsche Bank	48,190	—	(48,190)	—	—	—
Goldman Sachs	(350,722)	—	—	—	—	(350,722)
JPMorgan Chase Bank	(1,508,412)	—	—	1,508,412	—	—
Morgan Stanley	36,076	—	(36,076)	—	—	—
Total	$(1,776,518)	$—	$(100,941)	$1,555,399	$—	$(322,060)
Optimum Large Cap Growth Fund
Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
Morgan Stanley	$362	$—	$362
Counterparty	Net Position	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Fair Value of Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure(b)
Morgan Stanley	$362	$—	$—	$—	$—	$362
Master Repurchase Agreements
Repurchase agreements are entered into by each Fund under master repurchase agreements (each, an MRA). The MRA permits each Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, each Fund receives securities as collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, each Fund would recognize a liability with respect to such excess collateral.

The liability reflects each Fund’s obligation under bankruptcy law to return the excess to the counterparty. As of September 30, 2025, the following table is a summary of each Fund’s repurchase agreements by counterparty which are subject to offset under an MRA:
	Optimum Fixed Income Fund
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
BNP Paribas	$135,700,000	$(135,700,000)	$—	$(135,700,000)	$—
JPMorgan Securities	329,964,853	(329,964,853)	—	(329,964,853)	—
Total	465,664,853	(465,664,853)	—	(465,664,853)	—
(a) The value of the related collateral exceeded the value of the derivatives, and repurchase agreements as of September 30, 2025, as applicable.
(b) Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.
7. Securities Lending
Each Fund may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.
Cash collateral received by each Fund of the Trust is generally invested in a series of individual separate accounts, each corresponding to a fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. Each Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.
In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to each Fund or, at the discretion of the lending agent, replace the loaned securities. Each Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. Each Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, each Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among each Fund, the security lending agent, and the borrower. Each Fund records security lending income net of allocations to the security lending agent and the borrower.

Notes to financial statements
Optimum Fund Trust
7. Securities Lending (continued)
Each Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in each collateral investment account defaulted or became impaired. Under those circumstances, the value of each Fund’s cash collateral account may be less than the amount each Fund would be required to return to the borrowers of the securities and each Fund would be required to make up for this shortfall.
During the six months ended September 30, 2025, each Fund had no securities out on loan.
8. Credit and Market Risks
As a result of increasingly interconnected global economies and financial markets, armed conflict between countries or armed conflict in a geographic region has the potential to adversely impact the Funds' investments. Such conflicts and other corresponding events could result in increased volatility, reduced liquidity, and overall uncertainty. The negative impacts may be particularly acute in certain sectors or in markets for certain securities and commodities. Such conflicts also may result in a negative impact on the Funds' investments, even beyond any direct investment exposure a Fund may have to issuers located in or with significant exposure to an impacted country or geographic region.
Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Funds invest will cause the NAV of the Funds to fluctuate.
Some countries in which the Funds may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the US. Consequently, acquisition and disposition of securities by the Funds may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Funds.
When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. A fund may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.
Optimum Fixed Income Fund invests in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Services LLC and Baa3 by Moody’s Investors Service, Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.
Optimum Fixed Income Fund invests in bank loans and other securities that may subject it to direct indebtedness risk, the risk that the Fund will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer the Fund more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by the Fund may involve revolving credit facilities or other standby financing commitments that obligate the Fund to pay additional cash on a certain date or on demand. These commitments may require the Fund to increase its investment in a company at a time when the Fund might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the Fund is committed to advance additional funds, it will at all times hold and maintain cash or other high grade debt obligations in an amount sufficient to meet such commitments.
As Optimum Fixed Income Fund may be required to rely upon another lending institution to collect and pass on to the Fund amounts payable with respect to the loan and to enforce the Fund’s rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Fund from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Fund.
Optimum Fixed Income Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.
Optimum Fixed Income Fund may invest in mortgage-backed and asset-backed securities. Mortgage-backed and asset-backed securities, like other fixed income securities, are subject to credit risk and interest rate risk, and may also be subject to prepayment risk and extension risk. Mortgage-backed and asset-backed securities can be highly sensitive to interest rate changes. As a result, small movements in interest rates can substantially impact the value and liquidity of these securities. Prepayment risk is the risk that the principal on mortgage-backed or asset-backed securities may be prepaid at any time, which will reduce the yield and market value of the securities and may cause the Fund to reinvest the proceeds in lower yielding securities. Extension risk is the risk that principal on mortgage-backed or asset-backed securities will be repaid more slowly than expected, which may reduce the proceeds available for reinvestment in higher yielding securities and may cause the security to experience greater volatility due to the extended maturity of the security. When interest rates rise, the value of mortgage-backed and asset-backed securities can be expected to decline. When interest rates go down, however, the value of these securities may not increase as much as other fixed income securities due to borrowers refinancing their loans at lower interest rates or prepaying their loans. In addition, mortgage-backed and asset-backed securities may decline in value, become more volatile, face difficulties in valuation, or experience reduced liquidity due to changes in general economic conditions. During periods of economic downturn, for example, underlying borrowers may not make timely payments on their loans and the value of property that secures the loans may decline in value such that it is worth less than the amount of the associated loans. If the collateral securing a mortgage-backed or asset-backed security is insufficient to repay the loan, the Fund could sustain a loss. Such risks generally will be heightened where a mortgage-backed or asset-backed security includes “subprime” loans. Although mortgage-backed securities are often supported by government guarantees or private insurance, there can be no guarantee that those obligations will be met. Furthermore, in certain economic conditions, loan servicers, loan originators and other participants in the market for mortgage-backed and other asset-backed securities may be unable to receive sufficient funding, impairing their ability to perform their obligations on the loans. Certain mortgage-backed or asset-backed securities may be more susceptible to these risks than other mortgage-backed, asset-backed, or fixed-income securities. For example, the Fund’s investments in CMOs, real estate mortgage investment conduits (REMICs), and stripped mortgage-backed securities are generally highly susceptible to interest rate risk, prepayment risk, and extension risk. At times, these investments may be difficult to value and/or illiquid. Some classes of CMOs and REMICs may have preference in receiving principal or interest payments relative to more junior classes. The market prices and yields of these junior classes will generally be more volatile than more senior classes and will be more susceptible to interest rate risk, prepayment risk, and extension risk than more senior classes. Stripped mortgage-backed securities that receive only payments of interest (IOs) will generally decrease in value if interest rates decline or prepayment rates increase. Stripped mortgage-backed securities that receive only payments of principal (POs) will generally decrease in value if interest rates increase or prepayment rates decrease. These changes in value can be substantial and could cause the Fund to lose the entire value of its investment in CMOs, REMICs, and stripped mortgage-backed securities.
Optimum Small-Mid Cap Growth Fund and Optimum Small-Mid Cap Value Fund invest a significant portion of their assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- and mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.
Optimum Large Cap Growth Fund, Optimum Large Cap Value Fund, Optimum Small-Mid Cap Growth Fund, and Optimum Small-Mid Cap Value Fund may invest in REITs and are subject to the risks associated with that industry. If a Fund holds real estate directly or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended September 30, 2025. The Funds’ REIT holdings are also affected by interest rate changes, particularly if the REITs they hold use floating rate debt to finance their ongoing operations. The Funds also invest in real estate acquired as a result of ownership of securities or other instruments, including issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein. These instruments may include interests in private equity limited partnerships or limited liability companies that hold real estate investments (Real Estate Limited Partnerships). The Funds will limit their investments in Real Estate Limited Partnerships to 5% of their total assets at the time of purchase.

Notes to financial statements
Optimum Fund Trust
8. Credit and Market Risks (continued)
Optimum Large Cap Growth Fund, Optimum Large Cap Value Fund, and Optimum Small-Mid Cap Growth Fund invested in growth stocks (such as those in the technology sector), which reflect projections of future earnings and revenue. These prices may rise or fall dramatically depending on whether those projections are met. These companies’ stock prices may be more volatile, particularly over the short-term.
Derivatives contracts, such as futures, forward foreign currency contracts, options, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss, which may exceed amounts disclosed on the "Statements of assets and liabilities", if a security, index, reference rate, or other asset or market factor to which a derivatives contract is associated, moves in the opposite direction from what the portfolio manager anticipated. When used for hedging, the change in value of the derivatives instrument may also not correlate specifically with the currency, rate, or other risk being hedged, in which case a Fund may not realize the intended benefits. Derivatives contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to, among other reasons, financial difficulties (such as a bankruptcy or reorganization).
Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended (1933 Act), and other securities which may not be readily marketable. The Funds may also invest in securities exempt from registration under Section 4(a)(2) of the 1933 Act, which exempts from registration transactions by an issuer not involving any public offering. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Funds’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Funds’ 15% limit on investments in illiquid securities. Rule 144A and restricted securities have been identified on the “Schedules of investments.”
9. Contractual Obligations
Each Fund enters into contracts in the normal course of business that contain a variety of indemnifications. Each Fund's maximum exposure under these arrangements is unknown. However, each Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund’s existing contracts and expects the risk of loss to be remote.
10. Recent Accounting Pronouncements
In December 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) – Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on each Fund’s financial statements.
11. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to September 30, 2025, that would require recognition or disclosure in the Funds’ financial statements.

Other Fund information (Unaudited)
Optimum Fund Trust
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers, and others is disclosed within the financial statements.
Statement Regarding Basis of Approval for Investment Advisory Contract
Board Consideration of Optimum Fund Trust Investment Management and Sub-Advisory Agreements at Meeting Held June 18, 2025
At a meeting held June 18, 2025 (the “June 2025 Meeting”), the Board of Trustees (the “Board” or “Trustees”), including the non-interested or Independent Trustees, reviewed the proposed acquisition by Nomura Holding America Inc. (“Nomura”) of the equity interests in the US and European public investments business of Macquarie Asset Management (the “MAM Business”), including the Optimum Fund Trust’s (the “Trust”) investment adviser, Delaware Management Company (“DMC”), which is a series of Macquarie Investment Management Business Trust.  Management informed the Board that, on April 21, 2025, Nomura and Macquarie Group Limited (“Macquarie”) announced that they had entered into a purchase agreement whereby Nomura will acquire the MAM Business (the “Transaction”).  Subject to applicable regulatory approvals and the satisfaction of certain other conditions, the Transaction was expected to close on or about October 31, 2025 (the “Closing”) with respect to Macquarie’s US public investments business with the possibility of a later closing for Macquarie’s European public investments business (in such case a “Split Closing”). Upon the Closing of the Transaction, each Fund’s investment advisory agreement and any sub-advisory agreements will automatically terminate in accordance with their terms and applicable regulations.
Accordingly, as part of the Board’s review of the Transaction at the June 2025 Meeting, the Board, including the Independent Trustees, considered and unanimously approved the Investment Management Agreement (the “New Investment Advisory Agreement”) between DMC and the Trust, on behalf of each of the six separate series within the Trust (each, a “Fund” or collectively, the “Funds”). The Board also approved new Sub-Advisory Agreements (the “New Sub-Advisory Agreements”) for each of the unaffiliated, existing sub-advisers of all the Funds (the “Sub-Advisers”)  that will become effective after the Closing, and interim advisory and interim sub-advisory agreements (together the “Interim Advisory Agreements” and together with the New Investment Advisory Agreement and New Sub-Advisory Agreements, the “Proposed Advisory Agreements”). The Board also determined to recommend that Fund shareholders approve the New Investment Advisory Agreement. As part of their evaluation and recommendation, the Board’s Independent Trustees reviewed material supporting the approval of the Proposed Advisory Agreements in executive sessions with its independent legal counsel both with and without representatives of management. Such material included responses provided by DMC and Nomura to an extensive initial questionnaire and a subsequent memorandum with questions relating to the Transaction and the impact on the Funds, as well as governance, compliance, investment and operational matters.
Background for the Board Approvals. At the June 2025 Meeting, representatives of DMC and Nomura met with the Board to discuss the Transaction. The Independent Trustees were advised that the Transaction, if completed, would constitute a change of control event and result in the automatic termination of the Funds’ existing investment advisory agreement with DMC (the “Current Investment Advisory Agreement”) under such agreement’s terms.  The Independent Trustees were also advised that it was proposed that DMC would continue to serve as the investment adviser to each Fund after the Closing and that the Board would be asked to consider approval of the terms and conditions of the New Investment Advisory Agreement with DMC and thereafter to submit the New Investment Advisory Agreement to the Funds’ shareholders for approval.
At the June 2025 Meeting, the Board, including a majority of the Independent Trustees, reviewed and approved the Proposed Advisory Agreements.  The New Investment Advisory Agreement, however, is still subject to shareholder approval. The Board considered the information provided to it about the Funds together and with respect to each Fund separately as the Board deemed appropriate.
Prior to or at the June 2025 Meeting, the Board, together with independent legal counsel to the Independent Trustees and Fund counsel, met with representatives of DMC and Nomura to discuss the Transaction. In addition, management of DMC and Independent Trustees met in person

Other Fund information (Unaudited)
Optimum Fund Trust
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Consideration of Optimum Fund Trust Investment Management and Sub-Advisory Agreements at Meeting Held June 18, 2025
(continued)
or virtually on several other occasions preceding the June 2025 Meeting. At these meetings, the Transaction and future plans for DMC and the Funds were discussed at length. Finally, the Independent Trustees consulted with their independent legal counsel about the Transaction in executive sessions prior to and during the June 2025 Meeting and discussed, among other things, the legal standards applicable to their review of the Proposed Advisory Agreements and certain other contracts and considerations relevant to their deliberations on whether to approve the Proposed Advisory Agreements.
At in-person and virtual meetings with DMC management and with key Nomura representatives, the Trustees discussed the Transaction. The meetings included discussions of the strategic rationale for the Transaction and Nomura’s general plans and intentions regarding the Funds and DMC. On these occasions, representatives of DMC and Nomura made presentations to, and responded to questions from, the Trustees. The Board also inquired about the plans for, and anticipated roles and responsibilities of, key employees and officers of DMC in connection with the Transaction , and Nomura's role with respect to DMC.
In connection with the Trustees’ review of the Proposed Advisory Agreements, DMC and/or Nomura emphasized that:
•They expected that there will be no adverse changes as a result of the Transaction in the nature, quality, or extent of services currently provided to the Funds and their shareholders, including investment management, distribution, or other shareholder services;
•No material changes in personnel or operations are currently contemplated in the operation of DMC under Nomura as a result of the Transaction;
•There would not be any changes in the investment objectives or strategies of the Funds as a result of the Transaction;
•Nomura has no present intention to cause DMC to alter the contractual expense limitations and reimbursements currently in effect for the Funds; and
•Under the Purchase Agreement, Nomura has agreed to, and to cause its affiliates to, use commercially reasonable efforts after Closing to conduct their respective businesses in compliance with the conditions of Section 15(f) of the 1940 Act with respect to the Funds, to the extent within its control, including maintaining Board composition of at least 75% of the Board members qualifying as Independent Trustees for a period of three years and not imposing any “unfair burden” on the Funds for at least two years from the Closing.
The Board considered that management proposed that the Board approve the Proposed Advisory Agreements because, upon the Closing, the Current Investment Advisory Agreement and the current sub-advisory agreements (the “Current Sub-Advisory Agreements”) would automatically terminate in accordance with their terms and applicable regulations. The Board further considered that management proposed that the Board approve the Interim Advisory Agreements so that, if the Transaction closes before a Fund receives the requisite shareholder approval of the proposed New Investment Advisory Agreement, the Interim Advisory Agreements would permit continuity of the management of the Fund while it continued to solicit the requisite shareholder approval of the New Investment Advisory Agreement. The Board reviewed and also considered the forms of the Proposed Advisory Agreements, noting that the terms and conditions of each such agreement were substantially identical to the terms and conditions of the Current Investment Advisory Agreement or Current Sub-Advisory Agreements, except for the effective dates, duration and, with respect to the Interim Advisory Agreements, escrow provisions required by applicable law. The Board also considered the impact of a possible Split Closing and DMC’s representation that, if it occurs, it would not affect the day-to-day management of the applicable Funds. The Board noted that the New Investment Advisory Agreement would have an initial two-year term and that the Interim Advisory Agreements would be effective on an interim basis, as necessary upon the Closing, from its effective date until the earlier of (i) 150 calendar days from the effective date or such later date as may be consistent with the 1940 Act, rules and regulations thereunder or exemptive relief or interpretative position of the staff of the SEC; or (ii) the effective date of the New Investment Advisory Agreement (“Interim Period”). The Interim Investment Advisory Agreement may also be terminated on 10 days written notice by the Board, The Board further noted management’s representation that the approval of the Proposed Advisory Agreements would not result in any changes to the Funds’ investment objectives or strategies, or, except as discussed below, portfolio management personnel and that each Sub-Adviser, other than the Macquarie affiliated Sub-Advisers, would continue to manage their respective sleeve of a Fund pursuant to a New Sub-Advisory Agreement that would be substantially similar to its Current Sub-Advisory Agreement. Certain Macquarie portfolio management personnel currently providing sub-advisory services to the Optimum Fixed Income Fund may continue to do so after the Closing pursuant to a participating affiliate arrangement. The Board also noted management’s representation that the New Sub-Advisory Agreements would not require shareholder approval pursuant to the Funds’ manager of managers exemptive relief, and that management proposed that the Board approve the New Sub-Advisory Agreements.
In approving each of the Proposed Advisory Agreements, the Board, including a majority of the Independent Trustees, determined that the terms of each Proposed Advisory Agreement are fair and reasonable, and that the approval of such Proposed Advisory Agreements is in the best interests of the Funds and their shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.
Nature, Extent, and Quality of Service. The Trustees considered the services historically provided by DMC to the Funds and their shareholders. In reviewing the nature, extent, and quality of services, the Board considered that the New Investment Advisory Agreement and New Sub-Advisory Agreements will be substantially similar to the Current Investment Advisory Agreement and Current Sub-Advisory Agreements, respectively, and they therefore considered the many reports furnished to them throughout 2024 and 2025 at regular Board meetings covering matters such as the relative performance of the Funds; the compliance of portfolio managers with the investment policies, strategies, and restrictions for the Funds; the compliance of management personnel with the Code of Ethics adopted throughout the Optimum Funds complex; and the adherence to fair value pricing procedures as established by the Board. Further, and consistent with its continued oversight of these matters, the Board discussed with DMC and Nomura the impact of the Transaction on the remediation efforts and actions and specific initiatives being undertaken to enhance DMC’s compliance, risk, operational and portfolio management functions arising out of DMC’s previously announced settlement agreement with the SEC in September 2024. The Board relied on commitments by DMC and Nomura that these remediation efforts and actions and specific initiatives would not be negatively affected by the Transaction and would continue through and following Closing.
The Board also considered the transfer agent and shareholder services that would continue to be provided to Fund shareholders by DMC’s affiliate, Delaware Investments Fund Services Company (“DIFSC”). The Board routinely reviews DIFSC’s performance.
Based on the information provided by DMC and Nomura, including that Nomura and DMC currently expected no material changes as a result of the Transaction in (i) personnel or operations of DMC or (ii) third parties providing operational services to the Funds, the Board concluded that the satisfactory nature, extent, and quality of services currently provided to the Funds and their shareholders were very likely to continue under the Proposed Advisory Agreements. Moreover, the Board concluded that the Funds may benefit from the expanded distribution resources that would become available to DMC following the Transaction. The Board also concluded that it was very unlikely that any “unfair burden” would be imposed on any of the Funds for the first two years following the Closing as a result of the Transaction. Consequently, the Board concluded that they did not expect the Transaction to result in any adverse changes in the nature, quality, or extent of services (including investment management, distribution, or other shareholder services) currently provided to the Funds and their shareholders.
Investment Performance. The Board considered the overall investment performance of DMC and the Funds. The Board placed significant emphasis on the investment performance of the Funds in view of its importance to shareholders. Although the Board gave appropriate consideration to performance reports and discussions with portfolio managers at Board meetings throughout the year, it gave particular weight to its review of investment performance in connection with the approval of the Current Investment Advisory Agreement at the Board meeting held in September 2024. At that meeting, the Board reviewed reports for each Fund prepared by Broadridge Financial Solutions, Inc., an independent investment company data provider (“Broadridge”), which showed the Fund’s investment performance as of June 30, 2024 in comparison to a group of funds selected by Broadridge as being similar to the Fund (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 20% of funds in the Performance Universe made up the first quintile; the next 20% made up the second quintile; the next 20% made up the third quintile; the next 20% made up the fourth  quintile; and the poorest/worst performing 20% of funds in the Performance Universe made up the fifth quintile. Annualized investment performance for each Fund was shown for the past 1-, 3-, 5-, and 10-year periods compared to that of the Performance Universe. In addition, the Board was provided with benchmark returns and gross performance returns for the Funds and each of their respective Sub-Advisers for various calendar years and periods ended June 30, 2024. During the September 2024 review process, the Board observed that the relative investment performance of the Optimum Funds (other than the Optimum Large Cap Growth Fund, Optimum Small-Mid Cap Value Fund, and Optimum Large Cap Value Fund) was satisfactory or trending in a positive direction as compared to the Funds’ prior performance. For Optimum Large Cap Growth Fund and Optimum Small-Mid Cap Value Fund, the Board noted changes to the third-party

Other Fund information (Unaudited)
Optimum Fund Trust
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Consideration of Optimum Fund Trust Investment Management and Sub-Advisory Agreements at Meeting Held June 18, 2025
(continued)
Sub-Advisers and other steps taken by DMC to improve performance were encouraging. For the Optimum Large Cap Value Fund, while the Board was not satisfied with performance relative to its peers, the Board found, on an overall basis, performance to be acceptable given the relative performance to its benchmark.
At its June 2025 Meeting, the Board reviewed updated investment performance information for each of the Funds. The Board compared the performance of each Fund in the complex to that of its respective Performance Universe for the 1-, 3-, 5-, and 10-year periods ended April 30, 2025. As of April 30, 2025, four of the Funds (Optimum Fixed Income Fund, Optimum International Fund, Optimum Large Cap Growth Fund and Optimum Large Cap Value Fund) had investment performance relative to that of the respective Performance Universe that was in the same performance quintile or a better quintile as compared to the corresponding relative investment performance for each Fund at June 30, 2024 for all applicable time periods (except for the 10-year performance quintile of Optimum Large Cap Growth Fund). The Optimum Small-Mid Cap Growth Fund had poorer relative investment performance at April 30, 2025 compared to its performance at June 30, 2024 for each time period, but the Fund still remained in the second best quintile for the 5-year period. At April 30, 2025, the Optimum Small-Mid Cap Value Fund had investment performance relative to that of its Performance Universe that was in the same performance quintile as compared to the corresponding relative investment performance at June 30, 2024 for three of the four applicable time periods and only  had poorer relative investment performance for the 3-year period at April 30, 2025 compared to that at June 30, 2024. The Board also noted that one of the Sub-Advisers for the Optimum Small-Mid Cap Value Fund has been replaced approximately one-year ago and acknowledged this step taken by DMC to seek to improve the Fund’s performance.
The Board therefore concluded that the investment performance of the Funds on an aggregate basis had remained relatively stable since the Board reviewed the Funds’ performance at the September 2024 meeting. In addition, the Board noted that DMC had provided a presentation to the Board at the June 2025 Meeting regarding its review of the current Fund product lineup and evaluating whether enhancements could be made to the Funds to better position them moving forward. Based on this performance data and information provided by DMC and Nomura, the Board concluded that neither the Transaction, the New Investment Advisory Agreement nor the New Sub-Advisory Agreements would likely have an adverse effect on the investment performance of any Fund because (i) DMC and Nomura did not currently expect the Transaction to cause any material change to the Funds’ portfolio management teams responsible for investment performance, which the Board found to be acceptable along with the steps recently taken by DMC or being evaluated to improve the performance in the future, (ii) as discussed in more detail below, the Funds’ expenses were not expected to increase as a result of the Transaction, (iii) the Funds would not bear any Transaction-related expenses, and (iv) there was not expected to be any “unfair burden” imposed on the Funds as a result of the Transaction.
Comparative Expenses. At its June 2025 Meeting, the Board also evaluated expense comparison data for the Funds previously considered in September 2024. At that meeting, DMC provided the Board with information on pricing levels and fee structures for the Funds and comparative funds. The Board focused on a comparative analysis provided by Broadridge of the effective management fees and total expense ratios of each Fund versus the effective management fees and expense ratios of other multi-advised institutional funds (the “Expense Universe”). In reviewing comparative costs, each Fund’s actual total expenses (taking into account fee waivers) and the actual management fees incurred by the Fund were compared with the actual total expenses and actual management fees (as reported by each fund) of other funds within the Expense Universe, taking into account any applicable breakpoints and fee limitations. The Board also considered fees paid to DIFSC for non-management services. According to the Broadridge reports furnished for the September 2024 meeting, the actual total expenses were in the quintile having the second highest expenses for Optimum Fixed Income Fund, Optimum Large Cap Value Fund and Optimum Small Mid-Cap Value Fund versus their respective Expense Universe and in the highest expense quintile for Optimum International Fund, Optimum Large Cap Growth Fund and Optimum Small Mid-Cap Growth Fund versus their respective Expense Universes. The actual investment management fees were in the middle quintile for the Optimum Fixed Income Fund, Optimum International Fund and Optimum Large Cap Value Fund, in the second highest expense quintile for Optimum Small-Mid Cap Value Fund and Optimum Large Cap Growth Fund and in the highest expense quintile for the Optimum Small-Mid Cap Growth Fund versus their respective Broadridge Expense Universe. At the meeting held in September 2024, the Board noted the then recent fee restructuring and conversations with DMC in this regard and ultimately found that the expense structure of the Funds was acceptable. At the June 2025 Meeting, DMC advised the Board that the more recent comparative total expenses for the Funds that was provided by Broadridge for the updated period through April 30, 2025 remained generally consistent with the previous review in September 2024. DMC also reported that the Funds’ actual investment management fees had generally gone up for the period through April 30, 2025 but that DMC’s projected total expense waiver budget for the Funds was increasing by approximately 35% for the upcoming contractual expense limitation one-year period from July 2025 – 2026. Consequently, the Trustees concluded that expense structure of the Funds continued to be acceptable.
Based on the foregoing expense data and information provided by DMC and Nomura, the Board concluded that neither the Transaction, the New Investment Advisory Agreement nor New Sub-Advisory Agreements would likely have an adverse effect on the Funds’ expenses because (i) each Fund’s contractual fee rates under the New Investment Advisory Agreement would remain the same, (ii) the Board was assured by DMC that they had no current intention to change DMC’s existing contractual expense limitations and reimbursement policy as a result of the Transaction, (iii) under the Purchase Agreement, Macquarie and Nomura would pay all costs related to the related proxy solicitation, and (iv) Nomura and Macquarie represented that, consistent with Section 15(f) of the 1940 Act, no “unfair burden” would be imposed on the Funds for the first two years after the Closing.
Management Profitability. At its June 2025 Meeting, the Board evaluated DMC’s profitability in connection with the operation of the Funds. The Board had previously considered DMC’s profitability in connection with the operation of the Funds at its September 2024 meeting. At that meeting, the Board reviewed an analysis that addressed the overall profitability of DMC’s business in providing management and other services to each of the Funds and the complex as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. At that meeting, the Board found that the management fees charged under the Current Investment Advisory Agreement were reasonable in light of the services rendered and the level of profitability of DMC. At the June 2025 Meeting, Nomura and DMC advised the Boards that DMC did not expect the Transaction to affect materially the profitability of DMC compared to the level of profitability considered during the September 2024 review because Nomura advised the Board that the methodology followed in allocating costs for the purpose of determining profitability will remain substantially the same following the Closing, and because services and costs were expected to be substantially the same.
The Board also requested and reviewed financial statements provided by Nomura for Nomura Holdings Inc., the parent of Nomura, for the purpose of evaluating Nomura’s ability to financially support DMC’s advisory business after the Closing and to seek to ensure that DMC can continue to provide services of a similar nature, extent, and quality to the Funds following the Closing as it has under the Current Investment Advisory Agreement.
Based on information provided by DMC and Nomura, the Board concluded that DMC would have sufficient financial resources following the Transaction to continue to provide the same level and quality of services to the Funds under the New Investment Advisory Agreement as is the case under the Current Investment Advisory Agreement. The Board also concluded that Nomura had sufficient financial strength and resources, as well as an ongoing commitment to a global asset management business, to continue investing in DMC to the extent that Nomura determined it was appropriate. Accordingly, the Board concluded that the fees charged under the New Investment Advisory Agreement would be reasonable in light of the services to be provided and the expected profitability of DMC.
Economies of Scale. The Board considered whether economies of scale would be realized by DMC as each Fund’s assets increase and the extent to which any economies of scale would be reflected in the management fees charged. The Board acknowledged Nomura’s statement that the Transaction would not by itself immediately provide additional economies of scale given Nomura’s limited presence in the US mutual fund market. Nonetheless, the Board concluded that additional economies of scale could potentially be achieved in the future if DMC were owned by Nomura as a result of Nomura’s willingness to invest additional amounts in DMC. The Board further concluded that potential economies of scale could be achieved as a result of DMC’s potentially expanded distribution capabilities arising from the Transaction, as well as opportunities that might arise from Nomura’s commitment to its global asset management business.
Fall-Out Benefits. The Board acknowledged that DMC would continue to benefit from potential fall-out benefits derived or to be derived by DMC and its affiliates or the third-party Sub-Advisers in connection with their relationship to the Funds, such as the fees received for non-investment management services provided to the Funds by certain affiliates of DMC, soft dollar arrangements, and commissions paid to affiliated broker-dealers. The Board also considered that Nomura and DMC may derive reputational, strategic, and other benefits from their association with the Funds, including service relationships with DMC, DIFSC, and Delaware Distributors, L.P., and evaluated the extent to which DMC might derive ancillary benefits from Fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Funds and the potential benefits from allocation of Fund brokerage to improve trading efficiencies.

Other Fund information (Unaudited)
Optimum Fund Trust
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Consideration of Optimum Fund Trust Investment Management and Sub-Advisory Agreements at Meeting Held June 18, 2025
(continued)
The Purchase Agreement. The Board considered the terms of the Purchase Agreement, including those related to Section 15(f) of the 1940 Act and that Macquarie and Nomura will bear the expenses related to the Funds’ proxy solicitation. At the meeting, the Board discussed the conditions to the Closing, including the requirements for obtaining consents to the change in control from DMC’s advisory clients, such as the Funds.
Board Review of Nomura. The Board reviewed detailed information supplied by Nomura about its operations. As previously noted, to consider DMC’s ability to continue to provide the same level and quality of services to the Funds, the Board requested, received and reviewed information from Nomura concerning its financial condition to demonstrate its ability to support DMC’s advisory business after the Closing. Based on this review, the Board concluded that DMC would continue to have the financial ability to maintain the high quality of services required by the Funds.
Nomura described its proposed changes to DMC’s corporate governance, primarily through the anticipated addition of certain Nomura officers to DMC’s parent company. The Board considered favorably Nomura’s statement that it had no current intention to change the executive, administrative, investment, or support staff of DMC in any significant way as a result of the Transaction. Nomura described the proposed harmonization of the compensation system in use at DMC with the compensation plan used by Nomura, including short-term and long-term incentive compensation and equity interests for executive officers and investment personnel.
The Board also considered Nomura’s current strategic plans to increase its asset management activities, one of its core businesses, particularly in North America, and its statement that its acquisition of DMC is an important component of this strategic growth and the establishment of a significant presence in the United States. Based in part on the information provided by DMC and Nomura, the Board concluded that Nomura’s acquisition of DMC could potentially enhance the nature, quality, and extent of services provided to the Funds and their shareholders.
The Board noted that DMC and certain Sub-Advisers have placed brokerage transactions with broker/dealer affiliates of Nomura in the past and received research in connection with those transactions. In addition, certain other Nomura affiliates participate as underwriters for securities offerings outside of the United States. Consequently, the Board determined to have DMC report to them regularly to monitor any brokerage transactions with Nomura affiliates for compliance with the requirements of Section 15(f) and Section 17(e) of the 1940 Act, and to ensure compliance with the Funds’ procedures under Rule 10f-3 under the 1940 Act for offerings in which a Nomura affiliate is a member of the underwriting syndicate.
Conclusion. The Independent Trustees deliberated in executive session; the entire Board, including the Independent Trustees, then approved the Proposed Advisory Agreements. The Board concluded that the advisory fee rates under the New Investment Advisory Agreement are reasonable in relation to the services provided and that execution of the New Investment Advisory Agreement is in the best interests of the shareholders. For each Fund, the Board noted that they had concluded in their most recent advisory agreement continuance considerations in September 2024 that the management fees and total expense ratios were at acceptable levels in light of the quality of services provided to the Funds and in comparison to those of the Funds’ respective peer groups; that the advisory fee schedule would not be increased and would stay the same for all of the Funds; that the total expense ratio had not changed materially since that determination; and that DMC had represented that the overall expenses for each Fund were not expected to be adversely affected by the Transaction. The Board also noted, with respect to the Funds that currently had the benefit of contractual fee limitations, that Nomura had no present intention to cause DMC to alter any contractual expense limitations or reimbursements currently in effect for the Funds. On that basis, the Board concluded that each of the total expense ratio and proposed advisory fee for the Funds anticipated to result from the Transaction was acceptable.
In reaching its determination regarding the approval of the Proposed Advisory Agreements, the Board considered the factors, conclusions and information they believed relevant in the exercise of their reasonable judgment, including, but not limited to, the factors, conclusions and information discussed above.
Further, in their deliberations, the Board members did not identify any particular factor (or conclusion with respect thereto) or information that was all important or controlling, and each Board member may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

Board Consideration of Optimum Fund Trust Investment Management and Sub-Advisory Agreements at Meeting Held September 17-18, 2025
At a meeting held Sept. 17-18, 2025 (the “Sept. 2025 Meeting”), the Board of Trustees (the “Board” or “Trustees”), including a majority of the non-interested or Independent Trustees, considered and unanimously approved: (i) the renewal of the existing Investment Management Agreement between Delaware Management Company (“DMC” or “Management”) and Optimum Fund Trust (the “Trust”), on behalf of each of the six separate series within the Trust (each, a “Fund” or collectively, the “Funds”);  and (ii) the continuation of the existing Sub-Advisory Agreements for the existing sub-advisers of all the Funds. It was noted that such agreements would continue in effect until replaced by the New Investment Advisory Agreement and the New Sub-Advisory Agreements that are planned to go into effect upon the closing of the Transaction (described above) after being approved by the Funds’ shareholders.
In reaching its decisions with regard to the existing Investment Management and Sub-Advisory Agreements, the Board took into account information furnished and discussed throughout the year at quarterly Board meetings, as well as information furnished in response to requests by independent legal counsel on behalf of the Independent Trustees specifically for the agreement reviews conducted at the Sept. 2025 Meeting. Information furnished at Board meetings throughout the year included an analysis by DMC (with the assistance of its consultant, LPL Financial LLC, “LPL”) of the investment performance of each Fund and its sub-adviser(s), presentations given to the Board by representatives of DMC and portfolios managers from each unaffiliated sub-adviser on a rotating basis, and compliance reports and related certifications furnished in regards to DMC and each sub-adviser. Material furnished specifically in connection with the approvals (or otherwise available to the Board) included: a memorandum from DMC discussing and analyzing the performance of each Fund and its respective sub-adviser(s); information on the fees charged by DMC and each unaffiliated sub-adviser showing their competitiveness with those charged by them to other comparable investment companies or accounts; copies of the Investment Management and Sub-Advisory Agreements; a “due diligence” report describing various material items in relation to the personnel, organization and policies of DMC and the sub-advisers; and information on the fees received and other benefits realized by DMC (and its affiliates) and the sub-advisers in performing services for the Funds, as well as the revenues and expenses incurred by DMC and its affiliates in performing such services. Information furnished specifically in connection with the approval process also included a report for each Fund prepared by Broadridge Inc. (“Broadridge”), an independent third-party analyst, comparing, among other things, each Fund’s investment performance and various expenses with those of other mutual funds deemed comparable by Broadridge (“Broadridge Report”). Additionally, the Board considered information provided at the June 2025 Meeting in connection with the Transaction described above.
In considering such materials, the Independent Trustees received assistance and advice from and met separately with their independent legal counsel (both prior to and at the Sept. 2025 Meeting). In this regard, the Independent Trustees reviewed with independent legal counsel their duties and obligations in connection with the approval of investment management and other agreements with DMC, its affiliates and the sub-advisers and discussed, in detail, the matters related to such approvals. The Independent Trustees also met with representatives of Broadridge at the Sept. 2025 Meeting to discuss the Broadridge Report with Broadridge and allow Broadridge the opportunity to expand on certain aspects of the Broadridge Report.
The materials prepared by Management specifically in connection with the approval of the existing Investment Management Agreement and the related Sub-Advisory Agreements were provided to the Independent Trustees in advance of the Sept. 2025 Meeting. While the existing Investment Management Agreement and related Sub-Advisory Agreements for all Funds were considered at the Sept. 2025 Meeting, the Board dealt with each Fund separately. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s decisions. This discussion of the information and factors considered by the Board (as well as the discussion above) is not intended to be exhaustive, but rather summarizes certain factors considered by the Board. In view of the wide variety of factors considered, the Board did not, unless otherwise noted, find it practicable to quantify or otherwise assign relative weights to the following factors. In addition, individual Trustees may have assigned different weights to various factors.
Nature, Extent and Quality of Services. Following discussions in this regard, the Trustees were satisfied with the nature, extent and quality of the services provided by DMC and its affiliates to each of the Funds. The Board’s view was based upon factors such as the background and experience of the executives and other Management personnel involved in the Funds’ operations, the quality and thoroughness of the monitoring of each Fund’s investment performance, reports furnished by DMC as to adherence with various compliance and procedural matters, the monitoring of various service providers to the Funds, and DMC’s success in obtaining meaningful information on a timely basis from each of the Fund’s sub-advisers. Particular attention was given to the analysis of sub-adviser performance for each Fund, including the complementary nature of investment strategies employed by the sub-advisers (and DMC with respect to the Optimum Fixed Income Fund) to each of the Funds.

Other Fund information (Unaudited)
Optimum Fund Trust
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Consideration of Optimum Fund Trust Investment Management and Sub-Advisory Agreements at Meeting Held September 17-18, 2025 (continued)
The Board additionally noted the prior regulatory action regarding Macquarie Investment Management Business Trust (“MIMBT”), of which DMC is a series, in which MIMBT entered into a settlement agreement with the U.S. Securities and Exchange Commission (“SEC”) consenting to an order (“Settlement Order”) relating to a legacy investment strategy, the Absolute Return Mortgage-Backed Securities Strategy. It was noted that the Settlement Order centered on allegations in regards to valuation and cross-trading, and that MIMBT had agreed to the Settlement Order without admitting or denying the SEC’s findings. As part of the Settlement Order, Management had provided periodic updates to the Board during the past year that described specific remediation efforts undertaken, as well as those planned, to address concerns related to the allegations of the Settlement Order. Based on discussions with the Independent Trustees and their plan to continue to monitor Management’s remediation efforts and actions, Management had agreed to provide updates regarding its remediation efforts and actions and specific initiatives being undertaken to enhance its compliance, risk, operational and portfolio management functions.
In considering the nature of the services provided by Macquarie Investment Management Austria Kapitalanlage AG (“MIMAK”), Macquarie Investment Management Europe Limited (“MIMEL”), and Macquarie Investment Management Global Limited (“MIMGL”) to the Optimum Fixed Income Fund (collectively, the “Affiliated Sub-Advisers”), the Board considered that, unlike the unaffiliated sub-advisers who make all of the investment related decisions with respect to a sub-advised portfolio of a Fund, the relationship between DMC and the Affiliated Sub-Advisers on the Optimum Fixed Income Fund is currently one in which DMC may seek investment advice and recommendations from its Affiliated Sub-Advisers but that DMC retains primary responsibility for the day-to-day management of DMC’s portion of the Optimum Fixed Income Fund’s portfolio. It was also noted that, for the year ended March 31, 2025, and the period from April 1, 2025 to June 30, 2025, MIMAK and MIMGL were not paid any fees by DMC pursuant to their Sub-Advisory Agreements and MIMEL was paid a de minimis percentage of DMC’s overall sub-advisory fees on the Optimum Fixed Income Fund.
The nature of the services provided by the existing sub-advisers to each Fund was considered primarily in respect to the investment performance of the Funds as described further in the “Investment Performance” section below. The Board also considered the adherence by each sub-adviser (and DMC with respect to the Optimum Fixed Income Fund) with the investment policies and restrictions of the Funds advised, as well as their adherence to various compliance and other procedures based on reports of Management’s review of sub-adviser (and DMC with respect to the Optimum Fixed Income Fund) compliance activities, as well as certifications and materials furnished in connection with Board meetings and the contract approvals. Lastly, the Board also considered Management’s efforts to implement the Transaction and information provided to the Board by DMC and Nomura at the June 2025 Meeting in connection with the Transaction and how the Transaction directly related to the Funds and the services provided by DMC and the Sub-Advisers.
Based upon these considerations, the Board was satisfied with the nature, extent and quality of the overall services to be provided by DMC and the existing sub-advisers to each Fund, as applicable, and its shareholders and was confident in the abilities of these sub-advisers and DMC to provide quality services to the Funds and their shareholders going forward.
Investment Performance. The Board placed significant emphasis on the investment performance of each Fund. While consideration was given to performance reports and discussions held throughout the year (including a detailed discussion of the investment performance of each Fund and its sub-advisers contained in a memorandum from DMC provided to the Board prior to the Sept. 2025 Meeting), particular attention in assessing performance was given to the Broadridge Reports furnished in connection with the contract approvals. The Broadridge Reports prepared for each individual Fund showed the annualized total return investment performance of its Institutional Class shares in comparison with a Performance Universe selected by Broadridge for the one year period ended June 30, 2025, as well as the three, five and ten year periods ended on that date. Broadridge utilized the Lipper classification scheme to create the Performance Universe comparisons. In addition, the Board was provided with benchmark returns and gross performance returns for the Funds and each of their respective sub-advisers for various calendar years and periods ended June 30, 2025. The Trustees also compared Fund and sub-adviser performance to other industry benchmarks and reviewed rolling thirty-six-month return rankings (relative to each Fund’s respective Morningstar peer group) for the Funds, as part of their evaluation of investment performance. The following summarizes the performance results for each Fund and the Board’s view of such performance.

Optimum Fixed Income Fund — The Performance Universe for this Fund consisted of the Fund and all retail and institutional core plus bond funds as selected by Broadridge. The Broadridge Report showed the Fund’s investment performance on an annualized basis to be in the middle quintile of its Performance Universe for the one-year period and the second lowest quintile of its Performance Universe for the three, five, and ten-year periods. Additionally, the Broadridge Report noted that recent performance seemed to be trending in a positive direction and that continued improvement in performance over the coming year could see the Fund’s performance over longer-term measurement periods also enter the middle quintile of its Performance Universe. It was noted that the Fund had outperformed its comparative benchmark (the Bloomberg US Aggregate Bond Index) on a gross performance basis for the one, three, five, and ten-year periods ended June 30, 2025. After further discussions with Management regarding the Fund’s performance and portfolio positioning, the Trustees found the Fund’s performance results relative to the Fund’s benchmark index to be acceptable.
Optimum International Fund — The Performance Universe for this Fund consisted of the Fund and all retail and institutional international multi-cap growth funds as selected by Broadridge. The Broadridge Report showed the Fund’s investment performance on an annualized basis to be in the highest performing quintile of its Performance Universe for the one, three, and five-year periods, and in the middle quintile of its Performance Universe for the ten-year period. It was noted that the Fund had outperformed its comparative benchmark (MSCI ACWI ex USA Index) on a gross performance basis for the one, three, five and ten-year periods ended June 30, 2025. The Trustees acknowledged the Fund’s stronger relative performance versus its Performance Universe and its benchmark. After further discussions with Management regarding the Fund’s performance and portfolio positioning, the Trustees found the overall comparative performance results of the Fund to be satisfactory.
Optimum Large Cap Growth Fund — The Performance Universe for this Fund consisted of the Fund and all retail and institutional large-cap growth funds as selected by Broadridge. The Broadridge Report showed the Fund’s investment performance on an annualized basis to be in the second lowest performing quintile of its Performance Universe for the one-year period, in the middle quintile of its Performance Universe for the three-year period, and in the lowest performing quintile of its Performance Universe for the five and ten-year periods. It was noted that the Fund had underperformed its comparative benchmark (the Russell 1000 Growth Index) on a gross performance basis for the one, three, five and ten-year periods ended June 30, 2025. Management again noted to the Board that the Fund’s comparative benchmark continued to be heavily weighted to a few large technology companies, and discussed the impact of this concentration on the relative performance of the Fund and its sub-advisers. Although the Board was not satisfied with the comparative performance for the Fund, the Board believed that the incremental improvement in the Fund’s performance over the three-year period showed evidence that the relatively new sub-adviser pairing on the Fund was beginning to improve performance.
Optimum Large Cap Value Fund — The Performance Universe for this Fund consisted of the Fund and all retail and institutional large-cap value funds as selected by Broadridge. The Broadridge Report showed the Fund’s investment performance on an annualized basis to be in the middle quintile of its Performance Universe for the one, three, and five-year periods, and in the second lowest performing quintile of its Performance Universe for the ten-year period. In addition, the Board noted that the Fund had outperformed its comparative benchmark (Russell 1000 Value Index) on a gross performance basis for the three, five and ten-year periods ended June 30, 2025. The Board was encouraged by the Fund’s improved performance versus its peers, and it also found the Fund’s long-term performance results relative to the Fund’s benchmark index to be acceptable.
Optimum Small-Mid Cap Growth Fund — The Performance Universe for this Fund consisted of the Fund and all retail and institutional small-cap growth funds as selected by Broadridge. The Broadridge Report showed the Fund’s investment performance on an annualized basis to be in the second lowest performing quintile of its Performance Universe for the one- and three-year periods, and in the second highest performing quintile of its Performance Universe for the five and ten-year periods. In addition, the Board noted that the Fund had outperformed its comparative benchmark (Russell 2500 Growth Index) on a gross basis for the five and ten-year periods ended June 30, 2025 and had underperformed the benchmark on a gross basis for the one and three-year periods ended June 30, 2025. While the Board noted the Fund’s recent underperformance versus the Fund’s peers and benchmark, the Board found the long-term comparative performance results of the Fund to be satisfactory.
Optimum Small-Mid Cap Value Fund — The Performance Universe for this Fund consisted of the Fund and all retail and institutional small-cap core funds as selected by Broadridge. The Broadridge Report showed the Fund’s investment performance on an annualized basis to be in the middle performing quintile of its Performance Universe for the one and five-year periods and in the lowest performing quintile of its Performance Universe for the three and ten-year periods. In addition, the Board noted that the Fund had underperformed its comparative benchmark (Russell 2500 Value Index) on a gross basis for the one, three, five and ten-year periods ended June 30, 2025. The Board considered recent actions taken by Management, including the addition of Wellington Management Company LLP in June 2024 as a

Other Fund information (Unaudited)
Optimum Fund Trust
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Consideration of Optimum Fund Trust Investment Management and Sub-Advisory Agreements at Meeting Held September 17-18, 2025 (continued)
replacement sub-adviser for Cardinal Capital Management, L.L.C., in an attempt to improve Fund performance. Although the Board was not satisfied with the overall performance for the Fund, the Board believed that Management was continuing to take actions to seek to improve the Fund’s performance and that the Fund’s relative performance versus its Performance Universe had marginally improved over the last year.
Comparative Expenses. In considering the appropriateness of the investment management fees charged to the Funds, the Board also reviewed and considered the investment management fees in light of the nature, extent and quality of the investment management services provided, and to be provided, by DMC and each sub-adviser, as more fully discussed above. The Board noted that the sub-advisory fees are paid by DMC to each sub-adviser and are not additional fees borne by the Funds. The Board also noted that the sub-advisory fees paid, and to be paid, by DMC to each unaffiliated sub-adviser were the product of arms-length negotiations between DMC and each such sub-adviser. The Trustees considered DMC’s belief that the sub-advisory fees paid by DMC to each sub-adviser were competitive, fair and reasonable in light of the nature, extent and quality of the services furnished by each such sub-adviser to the Funds. The Board also considered the allocation of the investment management fees charged to the Funds between DMC and each sub-adviser in light of the nature, extent and quality of the investment management services provided, and to be provided by, DMC and each sub-adviser. The Trustees considered various other products, portfolios and entities that are advised by DMC and each unaffiliated sub-adviser, as applicable, as well as their relative fees and reasons for differences with respect thereto and any potential conflicts of interest.
Attention was also given to the Broadridge Report’s comparative analysis of each Fund’s Institutional Class share expenses, including investment management fees, in comparison to a group of other institutional funds constituting its Expense Universe. The Lipper classification scheme was utilized to create the Expense Universe comparisons. Lipper expense data is based upon information for the twelve months covered by each fund’s most recent annual report which reflects historical asset levels which may be different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitations and the fact that expense ratios generally increase as assets decline and decrease as assets grow, the Trustees believed that the independent analysis conducted by Broadridge remained an appropriate measure of comparative expenses. The Broadridge Report rankings showed both the actual total expenses (taking into account expense waivers) and actual investment management fees (taking into account fee waivers) to be in the second highest quintile (i.e., the quintile having the second highest expenses) for Optimum Fixed Income Fund, Optimum Large Cap Value Fund and Optimum International Fund versus their respective Expense Universe and in the highest expense quintile for Optimum Large Cap Growth Fund, Optimum Small Mid-Cap Growth Fund and Optimum Small-Mid Cap Value Fund versus their respective Expense Universe. The Broadridge Report also showed the percentile ranking for each Fund versus the Fund’s Expense Universe and Performance Universe on a combined basis. This combined data showed that the rankings for the recent year had improved and/or stayed within an acceptable range for Optimum International Fund, Optimum Large Cap Value Fund, Optimum Small-Mid Cap Value Fund and Optimum Small-Mid Cap Growth Fund, and that the rankings for Optimum Fixed Income Fund and Optimum Large Cap Growth Fund remained in a lower range that was comparable to the prior year. The Board also considered the favorable impact of the Fee Restructuring (as defined below) on the Funds’ actual total expense ratios. The Trustees noted that such expense ratios have trended down since the Fee Restructuring. Additionally, the Trustees noted that, based on discussions with the Independent Trustees and consistent with Management’s commitment to propose a reduction in certain Fund expenses, DMC had recently reduced its effective investment management fee rate for the Optimum Small-Mid Cap Value Fund and Optimum Small-Mid Cap Growth Fund effective August 1, 2024.
The Trustees noted that DMC, since inception, had waived fees to the extent necessary to keep expenses of each Fund from exceeding a designated percentage of the applicable Fund’s average daily net assets, and that the Trustees had also previously discussed in detail the current cap on expenses in effect for each Fund through July 30, 2026. The Trustees also noted that Management had previously agreed to various restructurings and overall reductions in fees charged to the Funds through several mechanisms, including a fee restructuring with regard to the investment management, administration and transfer agency fee schedules for each of the Funds to reduce the Funds’ total expenses going forward that became effective April 1, 2017 (the “Fee Restructuring”). In particular, the Fee Restructuring has also resulted in DMC allocating more to the Funds’ expense waivers for the period through July 30, 2026 as the Funds’ average assets under management increased during its most recent fiscal year. The Trustees also noted that, based on discussions with the Independent Trustees and consistent with Management’s commitment to propose a reduction in certain Fund expenses, Management reduced, effective April 1, 2024, the transfer agent fees for all of the Funds.
While intending to continuously monitor the fee structure of each Fund, the Trustees found the expense structure of each Fund to be acceptable in view of the nature and structure of Fund operations, and Management’s cap on expenses, and taking into account the aforementioned Fee Restructuring and recent reduction of investment management fees for the Optimum Small-Mid Cap Value Fund and Optimum Small-Mid Cap Growth Fund and the recent reduction of all of the Funds’ transfer agent fees.
DMC’s Profitability; Economies of Scale. Based on the asset size of each Fund and the reimbursement and/or waiver of expenses by DMC, as well as other profitability information furnished to them by DMC and within the Broadridge Report, the Trustees did not believe that the level of profit being realized by DMC and its affiliates from services provided to any of the Funds was excessive. As made available by sub-advisers, Trustees were also given information on profits being realized by certain sub-advisers in relation to the services being provided to the Funds or in relation to the sub-advisers’ overall investment advisory business, but believed such information to be of limited relevance since the fees paid to the unaffiliated sub-advisers were the product of arms-length negotiations between DMC and each such sub-adviser, and the fees paid to each sub-adviser are paid by DMC and not the Funds. The Board also took into account Management’s expenditures in improving shareholder services provided to the Funds, as well as the need to meet regulatory and compliance requirements resulting from recent SEC and other regulatory requirements. The Board was also provided with information on potential fall-out benefits derived or to be derived by DMC and its affiliates or the sub-advisers in connection with their relationship to the Funds, such as the fees received for non-investment management services provided to the Funds by certain affiliates of DMC, soft dollar arrangements, and commissions paid to affiliated broker-dealers. The Trustees recognized that as the Funds’ assets grow, economies of scale may result in DMC realizing a larger profit margin on management services provided to a Fund. The Trustees also noted that economies of scale are shared with a Fund and its shareholders through investment management fee breakpoints so that as a Fund grows in size, its effective investment management fee rate declines.

Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is an integrated asset manager across public and private markets offering a diverse range of capabilities, including real assets, real estate, credit, equities, and multi-asset solutions.
Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.
The Funds are governed by US laws and regulations.
(4930911)	Cat.#157905 11/25 SA-901-1125
Printed in the USA

The Financial Highlights are attached herewith.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The information is included as part of the material filed under Item 7 of this form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The information is included as part of the material filed under Item 7 of this form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)) and provide reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

(b)

There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by the report to stockholders included herein that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit [99.CERT].

(a)(4)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto as Exhibit 99.906 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: Optimum Fund Trust

/s/ MILISSA HUTCHINSON
By:	Milissa Hutchinson
Title:	President and Chief Executive Officer
Date:	November 26, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ MILISSA HUTCHINSON
By:	Milissa Hutchinson
Title:	President and Chief Executive Officer
Date:	November 26, 2025

/s/ DANIEL V. GEATENS
By:	Daniel V. Geatens
Title:	Chief Financial Officer
Date:	November 26, 2025